UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2017

Date of reporting period: November 30, 2016

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 95.95%

BRAZIL — 4.34%
AES Tiete Energia SA	748,700	$3,253,774
Aliansce Shopping Centers SA	477,400	2,087,434
Alupar Investimento SA Units	354,724	1,721,971
Ambev SA	17,451,600	88,483,353
Arezzo Industria e Comercio SA	243,300	1,978,049
B2W Cia. Digital[a]	595,151	1,993,514
Banco Bradesco SA	3,178,897	27,385,974
Banco do Brasil SA	3,217,800	27,112,284
Banco Santander Brasil SA Units	1,539,500	12,816,650
BB Seguridade Participacoes SA	2,595,600	21,708,655
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	6,429,200	31,571,031
BR Malls Participacoes SAa	2,158,270	6,891,150
BR Properties SA	498,006	1,163,118
BRF SA	2,252,200	34,390,578
CCR SA	3,292,600	14,319,038
Centrais Eletricas Brasileiras SAa	828,800	6,284,914
CETIP SA — Mercados Organizados	842,117	11,043,994
Cia. de Saneamento Basico do Estado de Sao Paulo	1,294,000	11,461,416
Cia. de Saneamento de Minas Gerais-COPASA	189,100	1,905,815
Cia. Siderurgica Nacional SAa	2,296,000	8,437,333
Cielo SA	3,849,030	33,819,119
Cosan SA Industria e Comercio	489,600	5,714,533
CPFL Energia SA	786,133	5,731,276
CVC Brasil Operadora e Agencia de Viagens SA	229,300	1,612,726
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,027,800	2,834,996
Duratex SA	1,230,629	2,492,183
EcoRodovias Infraestrutura e Logistica SA	1,054,000	2,461,670
EDP — Energias do Brasil SA	1,139,000	4,774,877
Embraer SA	2,551,500	12,499,144
Engie Brasil Energia SA	596,500	6,322,106
Equatorial Energia SA	756,676	11,742,180
Estacio Participacoes SA	1,037,700	5,147,851
EZ TEC Empreendimentos e Participacoes SA	329,523	1,436,944

Security	Shares	Value
Fibria Celulose SA	968,500	$8,878,990
Fleury SA	335,500	3,874,244
Gafisa SA	1,715,200	1,059,798
Hypermarcas SA	1,305,000	10,019,468
Iguatemi Empresa de Shopping Centers SA	337,600	2,724,754
Iochpe Maxion SA	356,500	1,393,327
JBS SA	2,704,400	7,803,383
JSL SA	401,200	1,150,522
Klabin SA Units	2,123,300	10,652,595
Kroton Educacional SA	5,225,756	22,324,368
Light SA	345,100	1,528,336
Linx SA	469,700	2,450,911
Localiza Rent A Car SA	611,135	6,262,214
Lojas Americanas SA	695,310	2,649,681
Lojas Renner SA	2,410,700	16,021,444
M. Dias Branco SA	140,000	4,842,572
Magnesita Refratarios SAa	244,660	1,664,339
Marfrig Global Foods SAa	1,145,200	2,204,066
Minerva SAa	514,700	1,864,028
MRV Engenharia e Participacoes SA	1,162,900	3,974,316
Multiplan Empreendimentos Imobiliarios SA	316,400	5,437,497
Multiplus SA	225,300	2,325,935
Natura Cosmeticos SA	655,000	5,073,466
Odontoprev SA	1,136,800	3,932,168
Petroleo Brasileiro SAa	11,057,000	60,376,287
Porto Seguro SA	466,700	3,948,841
Qualicorp SA	896,700	4,864,581
Raia Drogasil SA	887,600	16,922,786
Rumo Logistica Operadora Multimodal SAa	3,050,300	5,735,376
Sao Martinho SA	218,300	3,476,020
SLC Agricola SA	339,100	1,465,674
Smiles SA	265,500	3,755,854
Sonae Sierra Brasil SA	208,600	1,134,735
Sul America SA	745,189	4,135,166
TIM Participacoes SA	2,918,800	7,162,170
TOTVS SA	512,000	3,255,911
Ultrapar Participacoes SA	1,365,300	27,891,273
Vale SA	4,945,800	41,028,573
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	316,800	2,396,722

1

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
WEG SA	2,148,260	$9,888,665

		740,150,706
CHILE — 1.12%
AES Gener SA	9,023,144	3,177,975
Aguas Andinas SA Series A	9,888,549	6,197,735
Banco de Chile	95,901,291	10,876,080
Banco de Credito e Inversiones	145,157	7,273,702
Banco Santander Chile	244,535,177	13,261,324
Cencosud SA	5,380,790	15,864,556
Cia. Cervecerias Unidas SA	510,722	5,139,849
Cia. Sud Americana de Vapores SAa	73,607,274	1,695,138
Colbun SA	31,628,475	6,062,536
Empresa Nacional de Telecomunicaciones SAa	553,828	5,893,428
Empresas CMPC SA	4,549,199	9,368,761
Empresas COPEC SA	1,730,495	16,795,610
Endesa Americas SA	13,050,749	5,715,338
Enel Chile SA	75,990,021	7,178,435
Enel Generacion Chile SA	12,675,398	7,935,377
Enersis Americas SA	77,213,513	12,612,516
Engie Energia Chile SA	2,297,880	3,690,674
Inversiones Aguas Metropolitanas SA	2,008,772	3,421,225
Inversiones La Construccion SA	211,194	2,614,155
Itau CorpBanca	588,963,608	4,812,867
LATAM Airlines Group SAa	1,088,863	9,614,124
Parque Arauco SA	2,529,803	5,794,059
SACI Falabella	2,230,900	17,631,087
SalfaCorp SA	2,728,399	2,030,946
SONDA SA	1,995,203	3,859,675
Vina Concha y Toro SA	1,687,448	2,701,471

		191,218,643
CHINA — 26.91%
21Vianet Group Inc. ADR[a]	180,000	1,413,000
361 Degrees International Ltd.	4,434,000	1,766,363
3SBio Inc.[a,b,c]	4,081,000	4,340,566
500.com Ltd. ADR[a,b]	128,111	1,780,743
51job Inc. ADR[a]	96,776	3,422,967
58.com Inc. ADR[a,b]	309,494	9,925,473
AAC Technologies Holdings Inc.	2,800,500	25,345,362
Agile Property Holdings Ltd.	6,958,500	3,893,419
Agricultural Bank of China Ltd. Class H	91,245,000	38,231,227

Security	Shares	Value
AGTech Holdings Ltd.[a,b]	12,188,000	$2,356,945
Air China Ltd. Class H	6,544,000	4,488,288
Ajisen (China) Holdings Ltd.	4,637,000	1,942,881
Alibaba Group Holding Ltd. ADR[a,b]	4,204,476	395,304,834
Alibaba Health Information Technology Ltd.[a]	12,924,000	7,231,235
Alibaba Pictures Group Ltd.[a,b]	46,440,000	8,920,810
Aluminum Corp. of China Ltd. Class Ha,b	16,252,000	7,249,511
Anhui Conch Cement Co. Ltd. Class H	4,603,500	13,323,867
Anhui Expressway Co. Ltd. Class H	1,886,000	1,546,410
ANTA Sports Products Ltd.	3,832,000	11,239,130
APT Satellite Holdings Ltd.	2,191,000	1,189,187
Asia Cement China Holdings Corp.	2,418,500	586,178
AVIC International Holding HK Ltd.[a,b]	22,452,000	1,505,165
AviChina Industry & Technology Co. Ltd. Class H	8,246,000	5,708,782
Baidu Inc.[a]	1,016,508	169,706,011
Bank of China Ltd. Class H	294,630,000	134,084,160
Bank of Communications Co. Ltd. Class H	32,489,000	24,963,669
Beijing Capital International Airport Co. Ltd. Class H	6,016,000	5,933,283
Beijing Capital Land Ltd. Class H	4,336,000	1,693,783
Beijing Enterprises Holdings Ltd.	1,961,500	9,053,096
Beijing Enterprises Medical & Health Group Ltd.[a]	29,964,000	1,603,148
Beijing Enterprises Water Group Ltd.	16,622,000	12,021,868
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,998,000	2,761,316
Belle International Holdings Ltd.	23,858,000	13,687,365
Biostime International Holdings Ltd.[a,b]	835,000	2,728,916
Bitauto Holdings Ltd. ADR[a,b]	117,204	2,642,950
Bosideng International Holdings Ltd.[b]	20,502,000	1,929,500
Brilliance China Automotive Holdings Ltd.	11,516,000	16,123,424
Byd Co. Ltd. Class Hb	2,388,000	14,377,289

2

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
BYD Electronic International Co. Ltd.	3,037,000	$2,701,592
C C Land Holdings Ltd.	8,005,000	2,239,478
Carnival Group International Holdings Ltd.[a,b]	22,987,000	2,785,710
Central China Securities Co. Ltd. Class H	5,040,000	2,975,924
Century Sunshine Group Holdings Ltd.	3,768,625	143,328
CGN Power Co. Ltd. Class Hc	38,392,000	11,532,473
Chaowei Power Holdings Ltd.	3,187,000	2,917,200
Cheetah Mobile Inc. ADR[a,b]	128,134	1,301,841
China Aerospace International Holdings Ltd.	13,792,000	1,795,868
China Agri-Industries Holdings Ltd.[a]	8,878,200	3,571,127
China Aircraft Leasing Group Holdings Ltd.[b]	1,521,500	1,828,158
China Animal Healthcare Ltd.[a,b]	1,237,000	49,501
China Aoyuan Property Group Ltd.	8,947,000	2,064,697
China BlueChemical Ltd. Class H	9,312,000	2,136,923
China Cinda Asset Management Co. Ltd. Class H	32,914,000	11,881,315
China CITIC Bank Corp. Ltd. Class H	32,444,000	21,164,632
China Coal Energy Co. Ltd. Class Ha	8,013,000	4,039,222
China Communications Construction Co. Ltd. Class H	16,565,000	19,860,958
China Communications Services Corp. Ltd. Class H	10,392,000	6,122,674
China Conch Venture Holdings Ltd.[b]	5,429,500	10,009,714
China Construction Bank Corp. Class H	314,394,000	234,276,050
China Datang Corp. Renewable Power Co. Ltd. Class Ha	14,898,000	1,402,092
China Dongxiang Group Co. Ltd.	16,420,000	3,281,185
China Electronics Corp. Holdings Co. Ltd.[b]	6,312,000	1,505,444
China Everbright Bank Co. Ltd. Class H	11,430,000	5,422,753
China Everbright International Ltd.[b]	9,653,000	11,698,117

Security	Shares	Value
China Everbright Ltd.	3,662,000	$7,393,259
China Everbright Water Ltd.	3,310,100	1,132,330
China Evergrande Group[b]	15,268,000	10,432,390
China Fiber Optic Network System Group Ltd.[a]	10,394,800	938,080
China First Capital Group Ltd.[a]	18,000	28,218
China Foods Ltd.	4,340,000	1,891,177
China Galaxy Securities Co. Ltd. Class H	11,083,500	11,002,553
China Gas Holdings Ltd.	6,598,000	8,727,412
China Huarong Asset Management Co. Ltd.[a,c]	15,142,000	6,090,650
China Huishan Dairy Holdings Co. Ltd.[b]	16,475,000	6,159,553
China Huiyuan Juice Group Ltd.[a]	3,731,500	1,433,592
China Innovationpay Group Ltd.[a]	22,564,000	1,832,662
China Jinmao Holdings Group Ltd.	14,996,000	4,021,282
China Lesso Group Holdings Ltd.	4,902,000	3,545,373
China Life Insurance Co. Ltd. Class H	27,896,000	81,098,773
China Lilang Ltd.	3,162,000	1,858,885
China Logistics Property Holdings Co. Ltd.[a]	100,000	47,185
China Longyuan Power Group Corp. Ltd.	11,952,000	9,353,089
China LotSynergy Holdings Ltd.[a,b]	46,780,000	1,718,822
China Lumena New Materials Corp.[a,b]	2,584,000	24,252
China Maple Leaf Educational Systems Ltd.[b]	3,322,000	2,107,126
China Medical System Holdings Ltd.	5,145,000	8,583,125
China Mengniu Dairy Co. Ltd.	10,372,000	21,261,086
China Merchants Bank Co. Ltd. Class H	14,501,464	35,820,625
China Merchants Land Ltd.[b]	8,142,000	1,333,094
China Merchants Port Holdings Co. Ltd.[b]	4,916,000	12,346,010
China Metal Recycling Holdings Ltd.[a]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	22,097,600	24,956,002
China Mobile Ltd.	22,924,000	250,174,573

3

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
China Modern Dairy Holdings Ltd.[a,b]	10,418,000	$2,766,798
China National Building Material Co. Ltd. Class H	10,892,000	5,504,521
China National Materials Co. Ltd. Class H	5,431,000	1,309,324
China New Town Development Co. Ltd.[a]	27,500	1,525
China Ocean Industry Group Ltd.[a,b]	66,755,000	2,048,267
China Oil and Gas Group Ltd.[a,b]	28,208,000	2,181,973
China Oilfield Services Ltd. Class H	6,984,000	6,617,857
China Overseas Grand Oceans Group Ltd.[a]	6,320,000	2,354,728
China Overseas Land & Investment Ltd.	14,232,000	41,099,805
China Pacific Insurance Group Co. Ltd. Class H	9,715,600	37,764,414
China Petroleum & Chemical Corp. Class H	95,164,200	66,496,485
China Power International Development Ltd.	12,483,000	4,618,774
China Power New Energy Development Co. Ltd. New	2,334,500	1,381,441
China Railway Construction Corp. Ltd. Class H	7,426,000	10,550,240
China Railway Group Ltd. Class H	14,974,000	13,513,308
China Regenerative Medicine International Ltd.[a,b]	59,415,000	2,068,167
China Resources Beer Holdings Co. Ltd.[a,b]	6,276,000	13,285,622
China Resources Gas Group Ltd.[b]	3,410,000	10,111,324
China Resources Land Ltd.	10,265,777	24,934,377
China Resources Power Holdings Co. Ltd.	7,196,000	11,837,708
China SCE Property Holdings Ltd.	10,144,200	3,361,064
China Shanshui Cement Group Ltd.[a,b]	3,521,000	226,967
China Shenhua Energy Co. Ltd. Class H	12,733,500	26,364,476
China Shineway Pharmaceutical Group Ltd.	2,362,000	2,527,457
China Singyes Solar Technologies Holdings Ltd.	3,324,000	1,598,437

Security	Shares	Value
China South City Holdings Ltd.	3,300,000	$765,795
China Southern Airlines Co. Ltd. Class H	6,920,000	3,970,013
China State Construction International Holdings Ltd.	6,882,000	11,125,973
China Suntien Green Energy Corp. Ltd. Class H	10,825,000	1,451,400
China Taiping Insurance Holdings Co. Ltd.[a]	6,258,908	14,330,698
China Telecom Corp. Ltd. Class H	51,498,000	24,897,024
China Traditional Chinese Medicine Holdings Co. Ltd.[b]	8,540,000	4,271,844
China Travel International Investment Hong Kong Ltd.[b]	11,784,000	3,448,612
China Unicom Hong Kong Ltd.	22,614,000	27,463,387
China Vanke Co. Ltd. Class H	4,924,087	15,108,748
China Water Affairs Group Ltd.	4,594,000	3,287,076
China Yurun Food Group Ltd.[a,b]	9,143,000	1,438,051
China ZhengTong Auto Services Holdings Ltd.[b]	5,007,500	1,497,734
Chinasoft International Ltd.[a,b]	8,060,000	4,021,349
Chongqing Changan Automobile Co. Ltd. Class B	3,261,367	4,919,391
Chongqing Rural Commercial Bank Co. Ltd. Class H	9,852,000	6,147,458
CIFI Holdings Group Co. Ltd.[b]	12,958,000	3,842,303
CIMC Enric Holdings Ltd.[b]	4,460,000	1,983,717
CITIC Ltd.	16,257,000	25,024,796
CITIC Resources Holdings Ltd.[a,b]	14,076,000	1,869,142
CITIC Securities Co. Ltd. Class H	7,998,500	18,726,223
CNOOC Ltd.	66,369,000	83,681,592
Cogobuy Group[a,b,c]	2,572,000	3,912,720
Colour Life Services Group Co. Ltd.	2,192,000	1,582,539
Comba Telecom Systems Holdings Ltd.[b]	10,371,524	1,898,702
Concord New Energy Group Ltd.	34,000,000	1,775,251
Coolpad Group Ltd.[a]	15,708,000	1,721,336
COSCO International Holdings Ltd.[b]	3,844,000	1,883,184
COSCO SHIPPING Ports Ltd.	6,274,000	6,567,897
Country Garden Holdings Co. Ltd.[b]	22,316,733	12,486,656
CPMC Holdings Ltd.	3,211,000	1,552,378

4

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Credit China FinTech Holdings Ltd.[a,b]	44,904,000	$4,862,842
CRRC Corp. Ltd. Class H	14,920,750	14,734,833
CSPC Pharmaceutical Group Ltd.	16,160,000	17,354,502
CT Environmental Group Ltd.[b]	10,434,000	2,515,465
Ctrip.com International Ltd.[a,b]	1,393,560	63,030,719
Dah Chong Hong Holdings Ltd.[b]	4,810,000	1,922,351
Dawnrays Pharmaceutical Holdings Ltd.[b]	2,980,000	1,821,044
Dazhong Transportation Group Co. Ltd. Class B	3,413,350	2,433,719
Digital China Holdings Ltd.[b]	4,509,000	3,580,855
Dongfeng Motor Group Co. Ltd. Class H	10,158,000	10,332,633
Dongjiang Environmental Co. Ltd. Class Hb	980,500	1,754,538
Dongyue Group Ltd.[a]	5,746,000	862,643
Eastern Communications Co. Ltd. Class B	1,763,400	1,303,153
ENN Energy Holdings Ltd.	2,890,000	13,301,232
Fang Holdings Ltd. ADR[a,b]	1,120,740	3,283,768
Fantasia Holdings Group Co. Ltd.[b]	12,489,000	1,690,607
Far East Horizon Ltd.	8,154,000	7,369,101
FDG Electric Vehicles Ltd.[a,b]	55,795,000	2,733,409
First Tractor Co. Ltd. Class H	2,940,000	1,717,004
Fosun International Ltd.[b]	9,805,500	14,537,623
Fu Shou Yuan International Group Ltd.	750,000	473,787
Fufeng Group Ltd.	5,313,400	2,431,793
Fullshare Holdings Ltd.	24,540,000	13,066,233
Fuyao Glass Industry Group Co. Ltd.[c]	1,648,800	5,016,557
GCL-Poly Energy Holdings Ltd.[b]	52,486,000	7,037,244
Geely Automobile Holdings Ltd.[b]	20,550,000	21,247,704
GF Securities Co. Ltd. Class H	5,032,200	11,781,472
Glorious Property Holdings Ltd.[a,b]	13,853,000	2,089,563
Golden Eagle Retail Group Ltd.[b]	2,791,000	4,008,398
GOME Electrical Appliances Holding Ltd.[b]	49,700,000	6,471,479
Great Wall Motor Co. Ltd. Class H	11,589,000	10,906,732
Greatview Aseptic Packaging Co. Ltd.	5,777,000	3,068,495
Greentown China Holdings Ltd.[a,b]	2,889,500	2,376,672
Guangdong Investment Ltd.	10,948,000	15,328,174

Security	Shares	Value
Guangdong Land Holdings Ltd.[a]	5,000,000	$1,121,618
Guangzhou Automobile Group Co. Ltd. Class H	8,106,000	10,617,594
Guangzhou R&F Properties Co. Ltd. Class H	3,715,200	4,722,641
Haier Electronics Group Co. Ltd.	4,823,000	8,045,950
Haitian International Holdings Ltd.	2,740,000	5,475,302
Haitong Securities Co. Ltd. Class H	11,373,600	21,935,894
Hanergy Thin Film Power Group Ltd.[a]	8,046	—
Hangzhou Steam Turbine Co. Ltd. Class Ba	1,497,700	1,652,816
Harbin Electric Co. Ltd. Class H	3,820,000	1,812,329
HC International Inc.[a,b]	2,714,000	1,976,897
Hengan International Group Co. Ltd.[b]	2,726,000	21,455,435
Hengdeli Holdings Ltd.[a]	13,730,800	1,575,476
HengTen Networks Group Ltd.[a]	81,620,000	7,155,357
Hi Sun Technology (China) Ltd.[a]	11,232,000	1,795,579
Hisense Kelon Electrical Holdings Co. Ltd. Class H	1,905,000	1,662,683
Hopson Development Holdings Ltd.	2,818,000	2,579,438
Hua Han Health Industry Holdings Ltd. Class Hb	22,424,288	1,532,217
Hua Hong Semiconductor Ltd.[b,c]	1,802,000	2,079,235
Huabao International Holdings Ltd.[a]	8,791,000	3,717,388
Huadian Fuxin Energy Corp. Ltd. Class H	3,942,000	889,366
Huaneng Power International Inc. Class H	15,304,000	9,588,861
Huaneng Renewables Corp. Ltd. Class H	15,774,000	5,084,025
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	786,300	1,447,578
Huatai Securities Co. Ltd. Class Hc	5,527,800	12,699,477
iKang Healthcare Group Inc. ADR[a,b]	231,046	3,544,246
IMAX China Holding Inc.[a,b,c]	496,600	2,404,044
Industrial & Commercial Bank of China Ltd. Class H	274,807,000	168,285,697

5

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,710,216	$4,484,126
Intime Retail Group Co. Ltd.[b]	6,485,000	5,334,042
JA Solar Holdings Co. Ltd. ADR[a,b]	250,105	1,360,571
JD.com Inc. ADR[a,b]	2,505,083	67,311,580
Jiangsu Expressway Co. Ltd. Class H	4,772,000	6,361,313
Jiangxi Copper Co. Ltd. Class H	5,089,000	7,781,135
JinkoSolar Holding Co. Ltd.[a,b]	111,082	1,570,699
Ju Teng International Holdings Ltd.[b]	4,928,000	1,677,260
Jumei International Holding Ltd. ADR[a]	334,593	1,562,549
K Wah International Holdings Ltd.	5,898,000	3,033,915
Kama Co. Ltd.[a]	1,359,900	1,510,849
Kingboard Chemical Holdings Ltd.[b]	2,880,700	8,077,614
Kingboard Laminates Holdings Ltd.	4,446,000	3,937,785
Kingdee International Software Group Co. Ltd.[a,b]	8,464,000	3,666,408
Kingsoft Corp. Ltd.[b]	3,043,000	6,834,015
Konka Group Co. Ltd. Class Ba	3,091,300	1,159,738
Kunlun Energy Co. Ltd.[b]	12,666,000	9,258,665
KWG Property Holding Ltd.	4,685,500	2,633,712
Lao Feng Xiang Co. Ltd. Class B	918,717	3,182,436
Launch Tech Co. Ltd.[a]	1,034,500	1,112,301
Lee & Man Paper Manufacturing Ltd.	6,387,000	4,907,598
Lenovo Group Ltd.[b]	26,866,000	16,659,958
Leyou Technologies Holdings Ltd.[a,b]	11,600,000	2,303,056
Li Ning Co. Ltd.[a,b]	6,060,500	4,461,392
Lianhua Supermarket Holdings Co. Ltd. Class Ha	3,133,000	1,474,277
Lifetech Scientific Corp.[a,b]	9,248,000	2,372,612
Livzon Pharmaceutical Group Inc. Class Hb	401,770	2,587,252
Longfor Properties Co. Ltd.	5,740,500	7,378,544
Lonking Holdings Ltd.	13,416,000	2,663,603
Luthai Textile Co. Ltd. Class B	1,642,592	2,073,186
Luye Pharma Group Ltd.	5,675,500	3,804,813
MIE Holdings Corp.[a]	9,278,000	909,063
MMG Ltd.[a,b]	6,760,000	1,899,892

Security	Shares	Value
NetDragon Websoft Holdings Ltd.[b]	758,000	$2,394,204
Netease Inc.	299,569	67,133,413
New China Life Insurance Co. Ltd. Class H	2,995,700	15,158,764
New Oriental Education & Technology Group Inc. ADR[a]	514,370	25,805,943
New World Department Store China Ltd.[a]	9,599,000	1,336,520
Nexteer Automotive Group Ltd.	3,587,000	4,494,935
Nine Dragons Paper (Holdings) Ltd.	6,497,000	5,704,082
Noah Holdings Ltd. ADR[a,b]	120,828	2,971,161
North Mining Shares Co. Ltd.[a,b]	57,310,000	1,233,879
NQ Mobile Inc. ADR[a,b]	419,921	1,574,704
Parkson Retail Group Ltd.[b]	13,500,000	1,392,354
PAX Global Technology Ltd.[b]	3,537,000	2,371,178
People’s Insurance Co. Group of China Ltd. (The) Class H	26,629,000	11,226,087
PetroChina Co. Ltd. Class H	78,208,000	53,135,846
Phoenix Healthcare Group Co. Ltd.[b]	2,483,500	3,893,351
Phoenix Satellite Television Holdings Ltd.[b]	11,240,000	2,202,600
PICC Property & Casualty Co. Ltd. Class H	17,131,360	28,711,838
Ping An Insurance Group Co. of China Ltd. Class H	19,525,500	107,990,428
Poly Property Group Co. Ltd.[a,b]	8,675,000	2,706,516
Qinqin Foodstuffs Group Cayman Co. Ltd.[a]	1,714,600	548,202
Qunar Cayman Islands Ltd. ADR[a,b]	147,872	4,440,596
Renhe Commercial Holdings Co. Ltd.[a,b]	73,564,000	1,896,798
Renren Inc.[a,b]	587,675	1,128,336
Road King Infrastructure Ltd.[b]	2,619,000	2,211,580
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	8,297,000	1,444,045
Seaspan Corp.	202,892	1,819,941
Semiconductor Manufacturing International Corp.[a,b]	107,904,000	14,606,718
Shandong Airlines Co. Ltd. Class B	771,900	1,729,564

6

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Shandong Chenming Paper Holdings Ltd. Class H	2,130,500	$2,114,940
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	814,000	1,097,696
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	7,548,000	5,215,819
Shang Gong Group Co. Ltd. Class Ba	1,425,500	1,610,815
Shanghai Baosight Software Co. Ltd. Class B	1,178,300	2,032,568
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	2,357,900	1,850,952
Shanghai Electric Group Co. Ltd. Class Ha	11,216,000	5,407,984
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,561,500	4,911,992
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	2,513,100	1,625,976
Shanghai Haixin Group Co. Class B	2,052,600	1,791,920
Shanghai Industrial Holdings Ltd.	1,988,000	5,600,072
Shanghai Industrial Urban Development Group Ltd.	9,264,000	2,579,753
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	6,012,000	1,674,166
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	845,600	1,281,084
Shanghai Jinjiang International Travel Co. Ltd. Class B	401,900	1,475,375
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	1,204,195	1,342,677
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,536,899	5,499,878
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,692,900	6,735,158
Shanghai Potevio Co. Ltd. Class Ba	707,000	1,027,271
Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,186,800	1,329,216
Shenzhen Expressway Co. Ltd. Class H	3,138,000	3,013,943
Shenzhen International Holdings Ltd.	4,018,750	5,916,746

Security	Shares	Value
Shenzhen Investment Ltd.	11,926,000	$5,196,816
Shenzhou International Group Holdings Ltd.[b]	2,155,000	13,252,306
Shimao Property Holdings Ltd.	4,459,000	5,829,096
Shougang Concord International Enterprises Co. Ltd.[a,b]	48,584,000	1,722,470
Shougang Fushan Resources Group Ltd.	11,716,000	2,522,445
Shui On Land Ltd.	14,512,666	3,442,634
Sihuan Pharmaceutical Holdings Group Ltd.	19,431,000	5,260,660
Sina Corp.[a,b]	215,572	16,611,978
Sino Biopharmaceutical Ltd.	17,256,000	11,835,254
Sino Oil And Gas Holdings Ltd.[a,b]	57,615,000	1,389,002
Sino-Ocean Group Holding Ltd.	11,836,000	5,050,784
Sinofert Holdings Ltd.[b]	13,054,000	1,800,749
Sinolink Worldwide Holdings Ltd.[a,b]	11,460,000	1,359,247
Sinopec Engineering Group Co. Ltd. Class H	4,929,000	4,257,547
Sinopec Kantons Holdings Ltd.	5,036,000	2,252,895
Sinopec Shanghai Petrochemical Co. Ltd. Class H	13,479,000	7,089,958
Sinopharm Group Co. Ltd. Class H	4,510,400	21,049,871
Sinosoft Technology Group Ltd.[b]	3,772,600	1,770,386
Sinotrans Ltd. Class H	8,202,000	4,102,771
Sinotrans Shipping Ltd.[a,b]	10,510,000	2,276,344
Skyworth Digital Holdings Ltd.[b]	7,574,000	4,755,324
SMI Holdings Group Ltd.[b]	26,468,000	2,525,100
SOHO China Ltd.[b]	8,567,000	4,539,378
Sohu.com Inc.[a,b]	130,502	4,519,284
SSY Group Ltd.[b]	9,728,411	3,273,469
Sun Art Retail Group Ltd.[b]	9,459,500	8,024,535
Sunac China Holdings Ltd.[b]	7,291,000	5,536,409
Sunny Optical Technology Group Co. Ltd.	2,728,000	13,733,816
Superb Summit International Group Ltd.[a,b]	6,035,000	56,641
TAL Education Group Class A ADR[a,b]	170,415	13,041,860
Tarena International Inc. ADR	105,000	1,762,950
TCL Multimedia Technology Holdings Ltd.[a,b]	2,932,000	1,436,393
Technovator International Ltd.[b]	3,904,000	1,600,526

7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Tencent Holdings Ltd.	21,268,200	$531,112,057
Tian Ge Interactive Holdings Ltd.[b,c]	2,264,000	1,713,327
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,000,000	1,137,089
Tianjin Development Holdings Ltd.	4,282,000	2,268,894
Tianjin Port Development Holdings Ltd.	12,458,000	1,975,510
Tianneng Power International Ltd.	2,966,000	2,646,080
Tibet Water Resources Ltd.	8,093,000	3,234,425
Tingyi Cayman Islands Holding Corp.[b]	7,708,000	9,162,172
Tong Ren Tang Technologies Co. Ltd. Class H	2,658,000	5,064,717
Tongda Group Holdings Ltd.[b]	14,110,000	4,147,512
Towngas China Co. Ltd.[b]	4,804,000	2,489,745
TravelSky Technology Ltd. Class H	3,655,000	7,661,851
Tsingtao Brewery Co. Ltd. Class H	1,408,000	5,554,563
Tuniu Corp. ADR[a,b]	173,954	1,579,502
United Photovoltaics Group Ltd.[a,b]	22,878,000	1,946,650
Vinda International Holdings Ltd.	1,133,000	2,153,045
Vipshop Holdings Ltd. ADR[a,b]	1,525,044	17,110,994
Viva China Holdings Ltd.[a,b]	14,056,000	1,286,607
Want Want China Holdings Ltd.[b]	21,616,000	13,794,512
Wasion Group Holdings Ltd.[b]	2,618,000	1,650,457
Weibo Corp. ADR[a]	128,222	6,579,071
Weichai Power Co. Ltd. Class H	3,896,000	6,278,484
Weiqiao Textile Co. Class H	2,255,000	1,462,313
Welling Holding Ltd.[b]	9,226,000	1,807,935
West China Cement Ltd.[a,b]	13,434,000	1,368,227
Wisdom Sports Group[a,b]	3,866,000	1,335,742
Xiamen International Port Co. Ltd. Class H	7,422,000	1,521,402
Xingda International Holdings Ltd.	5,835,000	2,369,612
Xinhua Winshare Publishing and Media Co. Ltd. Class Ha	2,127,000	2,163,567
Xinyi Solar Holdings Ltd.[b]	11,382,000	3,888,573
XTEP International Holdings Ltd.	3,770,000	1,691,400
Yanchang Petroleum International Ltd.[a]	36,140,000	1,034,349

Security	Shares	Value
Yanzhou Coal Mining Co. Ltd. Class H	7,636,000	$5,335,695
Yingde Gases Group Co. Ltd.	5,386,500	2,124,975
Yuanda China Holdings Ltd.[a]	5,106,000	118,489
YuanShengTai Dairy Farm Ltd.[a,b]	24,164,000	2,180,684
Yuexiu Property Co. Ltd.	28,576,880	4,236,805
Yuexiu REIT[b]	6,202,000	3,470,142
Yuexiu Transport Infrastructure Ltd.[b]	4,080,000	2,777,281
Yum China Holdings Inc.[a]	1,476,199	41,510,716
Yuxing InfoTech Investment Holdings Ltd.[a,b]	4,496,000	1,066,522
Yuzhou Properties Co. Ltd.	9,235,400	3,357,613
YY Inc. ADR[a]	117,818	5,097,985
Zhaojin Mining Industry Co. Ltd. Class Hb	3,533,500	3,216,145
Zhejiang Expressway Co. Ltd. Class H	5,436,000	5,809,781
Zhonglu Co. Ltd. Class B	465,800	946,506
Zhongsheng Group Holdings Ltd.[b]	3,070,500	2,850,148
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,084,000	11,311,120
Zijin Mining Group Co. Ltd. Class H	21,562,000	7,227,502
ZTE Corp. Class H	2,927,640	4,755,695

		4,593,731,439
COLOMBIA — 0.26%
Almacenes Exito SA	156,134	730,585
Cementos Argos SA	1,924,016	6,887,529
Corp. Financiera Colombiana SA	458,853	5,288,108
Ecopetrol SAa	19,166,983	8,278,757
Grupo Argos SA/Colombia	1,114,933	6,574,171
Grupo de Inversiones Suramericana SA	956,305	11,108,673
Interconexion Electrica SA ESP	1,642,735	5,321,574

		44,189,397
CZECH REPUBLIC — 0.17%
CEZ AS	604,653	9,820,694
Komercni Banka AS	315,130	10,428,088
Moneta Money Bank ASa,c	1,573,270	5,137,707
Pegas Nonwovens SAb	61,797	1,901,770

8

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Philip Morris CR AS	4,500	$2,227,406

		29,515,665
EGYPT — 0.13%
Commercial International Bank Egypt SAE	2,530,343	9,796,805
Egyptian Financial Group-Hermes Holding Co.[a]	1,450,454	1,632,016
Ezz Steel[a]	791,301	515,959
Global Telecom Holding SAE[a]	6,408,004	2,159,434
Global Telecom Holding SAE GDR[a]	1,835,166	3,156,486
Juhayna Food Industries	1,184,159	393,054
Orascom Telecom Media And Technology Holding SAE[a]	9,784,899	500,943
Orascom Telecom Media And Technology Holding SAE GDR[a]	25,000	9,500
Palm Hills Developments SAE	4,371,893	767,387
Pioneers Holding For Financial Investments SAE[a]	1,278,569	862,450
Six of October Development & Investment[a]	997,636	890,155
South Valley Cement[a]	1,748,280	549,811
Talaat Moustafa Group	2,977,305	1,452,221

		22,686,221
GREECE — 0.40%
Alpha Bank AEa	5,207,348	10,495,512
Athens Water Supply & Sewage Co. SA	154,780	899,764
Eurobank Ergasias SAa,b	7,048,080	5,285,957
FF Group[a,b]	137,327	2,951,405
Hellenic Exchanges-Athens Stock Exchange SA	326,825	1,632,938
Hellenic Telecommunications Organization SA	952,558	8,690,070
Intralot SA-Integrated Lottery Systems & Services[a]	104,019	119,171
JUMBO SA	409,672	5,832,063
Metka Industrial-Construction SA	152,223	1,162,643
Motor Oil Hellas Corinth Refineries SA	265,175	3,437,456
Mytilineos Holdings SAa	399,368	2,512,241
National Bank of Greece SAa,b	20,410,819	4,763,394
OPAP SA	880,824	8,222,525
Piraeus Bank SAa	24,824,914	5,240,518

Security	Shares	Value
Piraeus Port Authority SA	31,580	$438,851
Public Power Corp. SAa	517,327	1,684,756
Titan Cement Co. SA	189,719	4,286,707

		67,655,971
HONG KONG — 0.08%
BEP International Holdings Ltd.	9,000,000	661,368
IGG Inc.	2,900,000	2,284,362
KuangChi Science Ltd.[a]	1,200,000	436,271
Minth Group Ltd.[b]	2,712,000	8,880,741
Pou Sheng International Holdings Ltd.	2,000,000	611,089

		12,873,831
HUNGARY — 0.27%
Magyar Telekom Telecommunications PLC	1,861,759	3,102,814
MOL Hungarian Oil & Gas PLC	139,711	8,731,608
OTP Bank PLC	865,446	23,323,944
Richter Gedeon Nyrt	520,487	10,393,479

		45,551,845
INDIA — 8.76%
ACC Ltd.	218,378	4,282,763
Adani Enterprises Ltd.	1,028,326	1,022,332
Adani Ports & Special Economic Zone Ltd.	3,182,337	12,920,161
Adani Power Ltd.[a]	4,189,303	1,756,535
Adani Transmissions Ltd.[a]	1,533,725	1,305,199
Aditya Birla Nuvo Ltd.	167,332	3,093,184
AIA Engineering Ltd.	196,890	3,839,342
Ajanta Pharma Ltd.	130,047	3,605,084
Amara Raja Batteries Ltd.	179,316	2,460,033
Ambuja Cements Ltd.	2,755,615	8,486,378
Apollo Hospitals Enterprise Ltd.	286,100	4,996,064
Apollo Tyres Ltd.	1,056,290	2,945,929
Arvind Ltd.	607,996	3,229,223
Ashok Leyland Ltd.	4,766,968	5,536,593
Asian Paints Ltd.	1,137,034	16,111,413
Aurobindo Pharma Ltd.	1,046,046	11,321,005
Axis Bank Ltd.	6,251,060	42,908,774
Bajaj Auto Ltd.	323,767	12,700,895
Bajaj Finance Ltd.	674,265	9,060,606
Bajaj Finserv Ltd.	170,466	7,446,328
Balkrishna Industries Ltd.	238,119	3,453,561
Bata India Ltd.	255,265	1,550,819

9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Bayer CropScience Ltd./India	57,925	$3,460,955
Bharat Financial Inclusion Ltd.[a]	274,838	2,969,260
Bharat Forge Ltd.	406,389	5,364,180
Bharat Heavy Electricals Ltd.	2,316,718	4,405,047
Bharat Petroleum Corp. Ltd.	1,963,562	18,472,683
Bharti Airtel Ltd.	3,797,297	18,007,619
Bharti Infratel Ltd.	2,215,290	12,151,109
Biocon Ltd.	265,667	3,558,323
Blue Dart Express Ltd.	31,811	2,210,469
Bosch Ltd.	29,361	8,804,296
Cadila Healthcare Ltd.	861,654	5,056,709
Cairn India Ltd.	1,659,637	6,100,381
Canara Bank Ltd.[a]	507,660	2,361,452
Ceat Ltd.	93,081	1,741,505
Century Textiles & Industries Ltd.	178,291	2,102,668
CESC Ltd.	321,401	2,752,963
Cipla Ltd.	1,406,656	11,643,879
Coal India Ltd.	2,730,628	12,310,953
Container Corp. of India Ltd.	154,730	2,644,805
Credit Analysis & Research Ltd.	126,649	2,555,777
CRISIL Ltd.	109,002	3,560,734
Crompton Greaves Consumer Electricals Ltd.[a]	1,520,480	3,292,017
Crompton Greaves Ltd.[a]	1,954,942	2,207,733
Dabur India Ltd.	2,276,384	9,429,928
DCB Bank Ltd.[a]	1,154,268	1,884,462
Dewan Housing Finance Corp. Ltd.	800,655	3,000,309
Dish TV India Ltd.[a]	2,115,099	2,816,570
Divi’s Laboratories Ltd.	345,391	5,923,963
Dr. Reddy’s Laboratories Ltd.	440,665	20,581,206
Eicher Motors Ltd.	52,563	16,602,176
Exide Industries Ltd.	1,121,244	2,967,370
Federal Bank Ltd.	5,426,411	5,612,795
Finolex Cables Ltd.	545,547	3,308,002
GAIL (India) Ltd.	1,239,569	7,691,965
Gateway Distriparks Ltd.	516,754	1,783,565
GE T&D India Ltd.	393,145	1,865,242
Glenmark Pharmaceuticals Ltd.	560,014	7,163,708
GMR Infrastructure Ltd.[a]	10,384,493	1,820,538
Godrej Consumer Products Ltd.	471,381	10,034,819
Godrej Industries Ltd.	445,888	2,536,943
GRUH Finance Ltd.	602,246	2,755,241
Gujarat Pipavav Port Ltd.	754,400	1,538,581
Havells India Ltd.	1,121,459	5,641,787

Security	Shares	Value
HCL Technologies Ltd.	2,143,620	$25,172,654
Hero Motocorp Ltd.	189,896	8,783,484
Hexaware Technologies Ltd.	593,049	1,783,940
Hindalco Industries Ltd.	4,329,163	11,115,589
Hindustan Petroleum Corp. Ltd.	1,616,403	11,127,258
Hindustan Unilever Ltd.	2,417,981	29,814,569
Housing Development & Infrastructure Ltd.[a]	1,480,529	1,339,959
Housing Development Finance Corp. Ltd.	5,660,229	104,449,159
ICICI Bank Ltd.	4,110,225	15,945,756
Idea Cellular Ltd.	4,960,397	5,612,690
IDFC Bank Ltd.	5,496,520	5,496,604
IFCI Ltd.	3,237,145	1,104,288
India Cements Ltd. (The)	1,014,277	1,772,975
Indiabulls Housing Finance Ltd.	1,129,191	12,620,903
Indian Hotels Co. Ltd. (The)	1,982,803	2,953,249
Infosys Ltd.	6,872,102	97,942,760
IRB Infrastructure Developers Ltd.	796,825	2,171,076
ITC Ltd.	12,715,888	43,191,953
Jain Irrigation Systems Ltd.	1,853,320	2,432,774
Jaiprakash Associates Ltd.[a]	7,711,814	912,588
Jammu & Kashmir Bank Ltd. (The)	1,435,128	1,274,757
Jindal Steel & Power Ltd.[a]	1,501,135	1,548,309
JSW Steel Ltd.	350,168	8,845,139
Jubilant Foodworks Ltd.	173,630	2,334,719
Jubilant Life Sciences Ltd.	287,640	2,961,120
Just Dial Ltd.[a]	219,449	1,217,007
Kajaria Ceramics Ltd.	409,553	3,192,708
Karur Vysya Bank Ltd. (The)	1,889,825	2,310,895
KPIT Technologies Ltd.	902,431	1,738,970
L&T Finance Holdings Ltd.	2,222,911	2,901,682
Larsen & Toubro Ltd.	1,191,627	24,072,279
LIC Housing Finance Ltd.	1,213,853	10,008,899
Lupin Ltd.	853,852	18,771,934
Mahindra & Mahindra Financial Services Ltd.	1,150,079	5,017,916
Mahindra & Mahindra Ltd.	1,414,066	24,482,620
Manappuram Finance Ltd.	2,245,794	2,526,352
Marico Ltd.	1,907,788	7,041,783
Maruti Suzuki India Ltd.	405,334	31,183,661
Max Financial Services Ltd.	439,545	3,429,403
Max India Ltd.[a]	688,647	1,449,249
MindTree Ltd.	440,659	3,073,072

10

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Motherson Sumi Systems Ltd.	1,584,089	$7,169,588
Mphasis Ltd.	364,591	2,805,716
NCC Ltd./India	1,650,869	1,929,460
Nestle India Ltd.	93,791	8,618,354
NIIT Technologies Ltd.	241,987	1,503,206
NTPC Ltd.	6,184,349	14,740,570
Oil & Natural Gas Corp. Ltd.	3,124,915	13,189,215
Page Industries Ltd.	25,213	4,918,636
Persistent Systems Ltd.	273,781	2,437,268
PI Industries Ltd.	285,038	3,622,474
Piramal Enterprises Ltd.	319,510	7,903,384
Power Finance Corp. Ltd.	2,522,806	4,946,176
PTC India Ltd.	1,948,553	2,035,408
Rajesh Exports Ltd.	376,673	2,564,112
Rallis India Ltd.	590,346	1,759,853
Ramco Cements Ltd. (The)	409,945	3,654,526
Raymond Ltd.	257,879	1,917,828
Redington India Ltd.	1,489,736	2,130,714
Reliance Capital Ltd.	433,945	2,785,342
Reliance Communications Ltd.[a]	4,234,747	2,335,488
Reliance Industries Ltd.	4,862,744	70,335,041
Reliance Infrastructure Ltd.	401,462	2,816,142
Shree Cement Ltd.	36,324	8,263,425
Shriram Transport Finance Co. Ltd.	579,359	7,655,358
Siemens Ltd.	320,566	5,091,434
Sintex Industries Ltd.	1,672,903	1,897,778
Sobha Ltd.	423,833	1,581,426
SRF Ltd.	82,155	1,890,314
State Bank of India	5,853,753	22,094,087
Strides Shasun Ltd.	202,234	3,236,385
Sun Pharma Advanced Research Co. Ltd.[a]	429,653	2,007,380
Sun Pharmaceuticals Industries Ltd.	3,671,452	38,072,120
Sun TV Network Ltd.	430,242	2,959,256
Sundaram Finance Ltd.	170,494	3,182,271
Suzlon Energy Ltd.[a]	10,845,988	2,345,114
Tata Communications Ltd.	368,458	3,541,719
Tata Consultancy Services Ltd.	1,775,321	59,032,598
Tata Elxsi Ltd.	54,907	1,017,941
Tata Global Beverages Ltd.	1,640,321	2,967,960
Tata Motors Ltd.	5,939,437	39,854,277
Tata Motors Ltd. Class A	1,419,232	6,176,709
Tata Power Co. Ltd.	4,728,469	5,115,391

Security	Shares	Value
Tata Steel Ltd.	1,141,838	$6,923,698
Tech Mahindra Ltd.	935,551	6,631,648
Thermax Ltd.	186,780	2,273,184
Titan Co. Ltd.	1,315,072	6,215,227
Torrent Power Ltd.	563,409	1,468,014
TTK Prestige Ltd.	27,570	2,082,805
Tube Investments of India Ltd.	423,897	3,592,497
TV18 Broadcast Ltd.[a]	2,672,654	1,497,412
TVS Motor Co. Ltd.	578,554	3,162,021
Ultratech Cement Ltd.	348,145	18,327,865
Union Bank of India	678,920	1,507,136
United Spirits Ltd.[a]	258,896	7,256,196
UPL Ltd.	1,382,356	12,802,893
VA Tech Wabag Ltd.	251,275	1,822,093
Vakrangee Ltd.	526,845	2,127,039
Vedanta Ltd.	4,004,346	13,446,502
Vijaya Bank[a]	2,490,683	1,619,242
Voltas Ltd.	554,549	2,558,904
Welspun India Ltd.	1,254,492	1,276,504
Wipro Ltd.	2,325,066	15,803,558
Wockhardt Ltd.	149,715	1,533,919
Yes Bank Ltd.	1,192,547	20,451,319
Zee Entertainment Enterprises Ltd.	2,349,310	15,638,853

		1,495,973,583
INDONESIA — 2.50%
Ace Hardware Indonesia Tbk PT	34,896,800	2,227,318
Adaro Energy Tbk PT	58,393,300	6,592,271
Adhi Karya Persero Tbk PT	9,368,700	1,320,363
AKR Corporindo Tbk PT	7,760,100	3,822,075
Alam Sutera Realty Tbk PTa	49,351,700	1,383,778
Aneka Tambang Persero Tbk PTa	35,675,843	2,553,445
Arwana Citramulia Tbk PT	28,232,500	1,197,837
Astra International Tbk PT	75,619,200	42,126,911
Bank Bukopin Tbk	27,530,500	1,300,094
Bank Central Asia Tbk PT	46,641,500	49,214,053
Bank Danamon Indonesia Tbk PT	13,623,200	3,266,954
Bank Mandiri Persero Tbk PT	35,356,500	27,392,972
Bank Negara Indonesia Persero Tbk PT	28,277,800	10,797,832

11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,386,100	$1,759,709
Bank Rakyat Indonesia Persero Tbk PT	41,743,700	33,573,609
Bank Tabungan Negara Persero Tbk PT	22,722,076	2,766,384
Bumi Serpong Damai Tbk PT	31,154,200	3,907,924
Charoen Pokphand Indonesia Tbk PT	28,657,200	6,660,777
Ciputra Development Tbk PT	43,331,827	4,316,397
Eagle High Plantations Tbk PTa	48,030,500	730,071
Gudang Garam Tbk PT	1,825,400	8,754,916
Hanjaya Mandala Sampoerna Tbk PT	35,725,800	10,017,195
Hanson International Tbk PTa	289,470,900	3,588,350
Indocement Tunggal Prakarsa Tbk PT	5,663,600	6,675,965
Indofood CBP Sukses Makmur Tbk PT	9,677,500	6,176,748
Indofood Sukses Makmur Tbk PT	16,938,700	9,467,674
Jasa Marga Persero Tbk PT	8,791,700	2,692,164
Kalbe Farma Tbk PT	83,267,600	9,216,115
Kawasan Industri Jababeka Tbk PTa	96,490,613	2,050,492
Krakatau Steel Persero Tbk PTa	19,074,014	1,189,267
Link Net Tbk PT	5,468,600	1,997,386
Lippo Cikarang Tbk PTa	3,869,600	1,563,258
Lippo Karawaci Tbk PT	69,029,000	3,896,490
Matahari Department Store Tbk PT	9,273,400	9,853,308
Media Nusantara Citra Tbk PT	20,247,800	2,592,137
Mitra Adiperkasa Tbk PTa	4,447,300	1,731,010
Modernland Realty Tbk PTa	50,811,400	1,312,229
Multipolar Tbk PTa	34,671,554	849,360
Pakuwon Jati Tbk PT	100,308,700	5,070,021
Panin Financial Tbk PTa	91,253,100	1,232,195
Pembangunan Perumahan Persero Tbk PT	10,744,100	3,369,299
Perusahaan Gas Negara Persero Tbk PT	41,012,700	8,019,454
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	13,262,100	1,776,109
Ramayana Lestari Sentosa Tbk PT	18,422,100	1,617,583

Security	Shares	Value
Salim Ivomas Pratama Tbk PT	18,746,900	$712,389
Semen Indonesia Persero Tbk PT	11,099,300	7,268,496
Siloam International Hospitals Tbk PTa	1,293,900	1,002,468
Sugih Energy Tbk PTa	82,105,800	690,652
Summarecon Agung Tbk PT	39,076,800	4,079,961
Surya Citra Media Tbk PT	24,307,100	4,501,813
Tambang Batubara Bukit Asam Persero Tbk PT	3,059,200	2,663,609
Telekomunikasi Indonesia Persero Tbk PT	189,187,100	52,767,182
Timah Persero Tbk PT	20,568,052	1,828,777
Tower Bersama Infrastructure Tbk PT	9,636,100	3,946,162
Unilever Indonesia Tbk PT	5,867,200	17,544,238
United Tractors Tbk PT	6,672,600	10,339,391
Waskita Karya Persero Tbk PT	25,173,600	4,736,593
Wijaya Karya Persero Tbk PT	14,500,623	2,600,001
XL Axiata Tbk PTa	7,968,900	1,352,405

		427,653,636
MALAYSIA — 2.61%
AEON Credit Service M Bhd	609,500	1,817,855
AirAsia Bhd	5,149,900	3,182,652
Alliance Financial Group Bhd	4,782,800	4,123,103
AMMB Holdings Bhd	7,144,300	6,686,783
Astro Malaysia Holdings Bhd	6,689,100	3,909,214
Axiata Group Bhd[b]	10,154,600	9,527,043
Berjaya Corp. Bhd[b]	16,476,900	1,217,505
Berjaya Sports Toto Bhd	2,543,773	1,782,806
British American Tobacco Malaysia Bhd	566,700	5,608,630
Bursa Malaysia Bhd[b]	2,201,100	4,169,571
Cahya Mata Sarawak Bhd[b]	2,689,500	2,149,914
Capitaland Malaysia Mall Trust[b]	6,603,300	2,306,571
Carlsberg Brewery Malaysia Bhd	783,900	2,432,793
CIMB Group Holdings Bhd	11,572,600	11,842,092
Dialog Group Bhd	15,020,596	5,381,315
DiGi.Com Bhd[b]	13,222,500	14,418,624
DRB-Hicom Bhd	3,622,800	782,804
Eastern & Oriental Bhd[b]	4,873,529	1,636,877
Felda Global Ventures Holdings Bhd	5,389,600	1,858,483
Gamuda Bhd	6,334,200	6,807,918
Genting Bhd	8,442,800	15,048,072

12

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Genting Malaysia Bhd	11,418,500	$11,940,079
Genting Plantations Bhd[b]	1,093,500	2,619,895
HAP Seng Consolidated Bhd[b]	2,486,300	4,420,336
Hartalega Holdings Bhd	3,000,900	3,292,523
Hong Leong Bank Bhd	2,784,100	8,291,207
Hong Leong Financial Group Bhd	1,053,300	3,537,729
IHH Healthcare Bhd	12,450,100	18,399,163
IJM Corp. Bhd	10,772,400	7,791,055
Inari Amertron Bhd[b]	3,476,600	2,654,547
IOI Corp. Bhd	8,520,700	8,299,383
IOI Properties Group Bhd	6,670,473	3,121,650
Kossan Rubber Industries[b]	1,536,200	2,297,764
KPJ Healthcare Bhd	2,889,450	2,717,351
Kuala Lumpur Kepong Bhd	1,566,600	8,376,715
Lafarge Malaysia Bhd	1,615,000	2,603,672
Magnum Bhd	3,142,800	1,569,289
Mah Sing Group Bhd	6,500,623	1,950,478
Malayan Banking Bhd	12,870,500	22,392,249
Malaysia Airports Holdings Bhd	2,960,700	4,209,683
Malaysia Building Society Bhd	7,043,600	1,419,445
Malaysian Resources Corp. Bhd	4,251,800	1,247,169
Maxis Bhd[b]	7,117,400	9,514,303
Media Prima Bhd	5,694,100	1,389,738
MISC Bhd[b]	3,969,400	6,523,824
My EG Services Bhd	6,779,000	3,415,304
OSK Holdings Bhd	2,889,500	989,909
Parkson Holdings Bhd[a]	372,902	54,691
Pavilion REIT	6,036,400	2,392,393
Petronas Chemicals Group Bhd	9,233,300	14,120,788
Petronas Dagangan Bhd	873,000	4,495,970
Petronas Gas Bhd	2,690,700	12,640,145
POS Malaysia Bhd	1,929,600	1,641,845
PPB Group Bhd	1,765,400	6,182,458
Public Bank Bhd	10,160,560	44,546,298
QL Resources Bhd	3,144,250	3,132,985
RHB Bank Bhd	3,287,066	3,606,499
RHB Bank Bhd New	1,769,000	4
Sapurakencana Petroleum Bhd[a]	16,710,300	5,388,005
Sime Darby Bhd[b]	8,947,300	15,947,270
Sunway Bhd	2,864,900	1,892,399
Sunway Construction Group Bhd	4,388,170	1,601,594
Sunway REIT	7,573,600	2,950,753
Supermax Corp. Bhd[b]	2,592,800	1,265,630
Ta Ann Holdings Bhd	2,180,060	1,840,310
TA Enterprise Bhd	656,500	63,945

Security	Shares	Value
Telekom Malaysia Bhd	4,050,400	$5,595,828
Tenaga Nasional Bhd	12,520,700	39,361,986
TIME dotCom Bhd	1,678,500	2,980,409
Top Glove Corp. Bhd[b]	3,147,300	3,720,946
UEM Sunrise Bhd[b]	5,768,700	1,343,360
UMW Holdings Bhd[b]	1,486,400	1,710,725
UOA Development Bhd	3,240,400	1,719,603
WCT Holdings Bhd[b]	5,181,068	2,053,401
Westports Holdings Bhd[b]	4,174,800	4,085,060
YTL Corp. Bhd	14,972,000	4,827,515
YTL Power International Bhd	7,551,635	2,384,193

		445,222,093
MEXICO — 3.44%
Alfa SAB de CV	10,525,000	13,973,355
Alsea SAB de CV	2,180,600	6,433,422
America Movil SAB de CV	122,394,600	74,850,672
Arca Continental SAB de CV	1,694,000	8,982,813
Axtel SAB de CV CPO[a,b]	5,725,000	1,138,149
Banregio Grupo Financiero SAB de CV	1,078,900	5,801,739
Bolsa Mexicana de Valores SAB de CV	1,859,800	2,473,677
Cemex SAB de CV CPO[a]	52,015,660	40,677,529
Coca-Cola Femsa SAB de CV Series L	1,837,700	11,627,172
Concentradora Fibra Hotelera Mexicana SA de CV	2,538,800	1,844,033
Consorcio ARA SAB de CV	5,062,400	1,708,691
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	2,570,200	3,803,984
Corp Inmobiliaria Vesta SAB de CV	2,500,200	3,010,376
El Puerto de Liverpool SAB de CV Series C1	696,030	5,518,263
Fibra Uno Administracion SA de CV	9,478,700	14,709,405
Fomento Economico Mexicano SAB de CV	6,821,700	53,617,279
Genomma Lab Internacional SAB de CV Series Ba	3,332,000	3,578,981
Gentera SAB de CV	4,095,500	6,475,581
Gruma SAB de CV Series B	842,530	10,124,352
Grupo Aeromexico SAB de CVa	1,962,800	3,448,622

13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Grupo Aeroportuario del Centro Norte SAB de CV	845,200	$4,000,070
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,380,800	11,817,314
Grupo Aeroportuario del Sureste SAB de CV Series B	814,940	11,829,716
Grupo Bimbo SAB de CV	6,383,000	14,762,977
Grupo Carso SAB de CV Series A1	2,285,000	8,492,644
Grupo Comercial Chedraui SA de CVb	1,561,000	2,846,361
Grupo Famsa SAB de CV Series Aa,b	1,064,491	361,893
Grupo Financiero Banorte SAB de CV	9,365,100	45,113,502
Grupo Financiero Inbursa SAB de CV Series O	9,090,700	12,459,887
Grupo Financiero Santander Mexico SAB de CV Series B	6,863,700	9,685,788
Grupo Herdez SAB de CVb	1,312,600	2,664,631
Grupo Lala SAB de CVb	2,683,300	4,057,881
Grupo Mexico SAB de CV Series B	14,321,100	39,383,462
Grupo Televisa SAB	9,204,900	38,231,415
Industrias Bachoco SAB de CV Series B	812,400	3,198,410
Industrias CH SAB de CV Series Ba,b	698,800	3,941,065
Industrias Penoles SAB de CV	525,405	11,337,815
Infraestructura Energetica Nova SAB de CV	1,969,200	8,715,556
Kimberly-Clark de Mexico SAB de CV Series A	5,761,800	10,157,204
La Comer SAB de CVa,b	1,924,900	1,494,977
Macquarie Mexico Real Estate Management SA de CV	3,140,100	3,162,724
Mexichem SAB de CV	4,009,300	9,607,828
OHL Mexico SAB de CVa	1,438,250	1,242,069
PLA Administradora Industrial S. de RL de CVb	2,341,900	3,241,883
Promotora y Operadora de Infraestructura SAB de CV	1,024,270	9,071,212
Qualitas Controladora SAB de CVb	1,458,200	2,216,592
Telesites SAB de CVa,b	6,510,195	3,822,325

Security	Shares	Value
TV Azteca SAB de CV CPO[b]	6,722,300	$1,031,043
Wal-Mart de Mexico SAB de CV	19,678,800	36,286,467

		588,032,806
PERU — 0.35%
Cia. de Minas Buenaventura SAA ADR	750,225	8,380,013
Credicorp Ltd.	255,845	40,088,353
Southern Copper Corp.	330,257	10,842,338

		59,310,704
PHILIPPINES — 1.20%
Aboitiz Equity Ventures Inc.	7,574,830	11,157,376
Aboitiz Power Corp.	5,401,100	4,659,304
Alliance Global Group Inc.	7,716,800	2,017,261
Ayala Corp.	999,770	14,595,476
Ayala Land Inc.	27,305,600	18,064,634
Bank of the Philippine Islands	2,976,975	5,387,648
BDO Unibank Inc.	6,245,890	14,066,754
Cebu Air Inc.	912,470	1,864,206
Cosco Capital Inc.	10,785,100	1,834,746
D&L Industries Inc.	11,425,400	2,596,160
DMCI Holdings Inc.	16,069,100	4,362,213
DoubleDragon Properties Corp.[a]	2,815,370	2,490,977
Energy Development Corp.	33,202,500	3,398,366
Filinvest Land Inc.	46,893,000	1,631,307
First Gen Corp.	4,699,000	2,059,887
First Philippine Holdings Corp.	780,950	1,044,303
Globe Telecom Inc.	124,405	3,652,349
GT Capital Holdings Inc.	326,335	7,605,515
International Container Terminal Services Inc.	1,988,600	2,887,129
JG Summit Holdings Inc.	10,890,773	14,946,617
Jollibee Foods Corp.	1,747,180	7,581,770
Lopez Holdings Corp.	7,527,500	1,177,638
Manila Water Co. Inc.	5,010,400	3,002,411
Megaworld Corp.	39,945,600	2,955,958
Melco Crown Philippines Resorts Corp.[a]	8,688,000	716,284
Metro Pacific Investments Corp.	50,345,600	6,276,749
Metropolitan Bank & Trust Co.	2,545,532	3,839,029
Nickel Asia Corp.	5,939,424	986,520
PLDT Inc.	358,865	9,135,795
Rizal Commercial Banking Corp.	1,189,190	851,300
Robinsons Land Corp.	6,668,900	3,453,130
Security Bank Corp.	730,800	2,667,207

14

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
SM Investments Corp.	915,072	$11,482,102
SM Prime Holdings Inc.	31,376,396	16,719,777
Universal Robina Corp.	3,231,700	11,040,938
Vista Land & Lifescapes Inc.	18,545,400	1,864,609

		204,073,445
POLAND — 1.04%
Alior Bank SAa,b	361,951	3,855,181
Asseco Poland SA	322,744	4,048,880
Bank Handlowy w Warszawie SA	139,270	2,235,868
Bank Millennium SAa	2,512,437	3,176,469
Bank Pekao SA	567,630	16,005,025
Bank Zachodni WBK SA	134,941	9,417,108
Budimex SA	54,701	2,678,908
CCC SA	108,673	5,158,795
Ciech SA	129,608	1,731,075
Cyfrowy Polsat SAa	832,851	4,797,975
Enea SAa,b	1,027,102	2,278,610
Eurocash SA	309,940	2,877,557
Getin Noble Bank SAa,b	1,684,519	474,167
Globe Trade Centre SAa,b	1,070,440	2,045,354
Grupa Azoty SA	181,278	2,659,462
Grupa Lotos SAa	397,573	3,498,639
Jastrzebska Spolka Weglowa SAa	77,807	1,536,447
KGHM Polska Miedz SA	503,273	10,487,931
KRUK SAb	64,910	3,174,235
LPP SAb	4,904	6,750,172
Lubelski Wegiel Bogdanka SAa	61,946	1,027,151
mBank SAa	57,271	4,433,258
Netia SA	1,467,400	1,645,205
Orange Polska SA	2,440,456	3,137,858
PGE Polska Grupa Energetyczna SA	3,195,854	7,074,707
Polski Koncern Naftowy ORLEN SA	1,212,693	22,115,762
Polskie Gornictwo Naftowe i Gazownictwo SA	6,768,357	7,992,120
Powszechna Kasa Oszczednosci Bank Polski SA	3,245,982	19,791,582
Powszechny Zaklad Ubezpieczen SA	2,086,706	14,719,265
Synthos SAa	2,302,694	2,405,935
Tauron Polska Energia SAa	4,100,738	2,592,277
Warsaw Stock Exchange	205,511	1,821,731

		177,644,709

Security	Shares	Value
QATAR — 0.82%
Al Meera Consumer Goods Co. QSC	29,493	$1,279,769
Barwa Real Estate Co.	318,662	2,695,482
Commercial Bank QSC (The)	658,176	5,965,014
Doha Bank QSC	270,373	2,494,928
Ezdan Holding Group QSC	3,030,771	12,318,854
Gulf International Services QSC	194,474	1,527,506
Industries Qatar QSC	576,743	16,631,334
Masraf Al Rayan QSC	1,454,877	13,505,120
Mazaya Qatar Real Estate Development QSC[a]	420,828	1,431,962
Medicare Group	60,044	1,063,616
Ooredoo QSC	308,347	7,875,500
Qatar Electricity & Water Co. QSC	105,646	6,179,995
Qatar Gas Transport Co. Ltd.	992,991	6,299,597
Qatar Industrial Manufacturing Co. QSC	113,346	1,366,552
Qatar Insurance Co. SAQ	474,795	11,213,987
Qatar Islamic Bank SAQ	240,751	6,572,188
Qatar National Bank SAQ	759,586	31,061,835
Qatar National Cement Co. QSC	70,767	1,593,676
Qatari Investors Group QSC	142,652	2,095,980
Salam International Investment Ltd. QSC	635,019	1,918,381
United Development Co. QSC	439,372	2,219,063
Vodafone Qatar QSC[a]	1,384,191	3,345,293

		140,655,632
RUSSIA — 3.46%
Aeroflot PJSC[a]	3,006,200	6,331,292
Alrosa PJSC	10,017,300	14,502,785
Gazprom PJSC	31,409,380	72,824,040
Gazprom PJSC ADR	6,764,018	31,175,359
Inter RAO UES PJSC	125,015,000	7,445,725
LSR Group PJSC GDR[d]	1,117,684	3,347,464
Lukoil PJSC	1,086,441	53,114,893
Lukoil PJSC ADR	543,387	26,625,963
M Video OJSC	656,170	3,716,010
Magnit PJSC GDR[d]	1,082,161	43,589,445
Mechel PJSC[a]	486,803	2,901,346
MMC Norilsk Nickel PJSC	218,494	35,348,150
Mobile TeleSystems PJSC ADR	2,007,821	15,721,238

15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Moscow Exchange MICEX-RTS PJSC	5,983,890	$11,062,436
Novatek OJSC GDR[d]	355,047	41,931,051
PhosAgro PJSC GDR[d]	486,970	6,695,837
Rosneft PJSC	1,206,660	6,397,213
Rosneft PJSC GDR[d]	2,525,932	13,286,402
Rostelecom PJSC	4,961,290	6,525,931
RusHydro PJSC	528,668,000	7,859,408
Sberbank of Russia PJSC	12,641,030	31,154,780
Sberbank of Russia PJSC ADR	6,351,509	63,673,878
Severstal PJSC	913,520	13,771,765
Sistema PJSC FC GDR[d]	772,107	6,377,604
Surgutneftegas OJSC	25,826,450	11,970,355
Surgutneftegas OJSC ADR	495,704	2,252,975
Tatneft PJSC Class S	5,639,970	34,071,271
VTB Bank PJSC	5,421,870,000	5,801,800
VTB Bank PJSC GDR[d]	5,501,060	11,535,723

		591,012,139
SOUTH AFRICA — 6.54%
Adcock Ingram Holdings Ltd.[b]	414,234	1,373,274
Advtech Ltd.	2,698,455	3,443,710
Aeci Ltd.	552,553	3,896,087
African Rainbow Minerals Ltd.	453,704	3,474,044
Anglo American Platinum Ltd.[a]	192,999	3,976,595
AngloGold Ashanti Ltd.[a]	1,553,795	17,208,200
Aspen Pharmacare Holdings Ltd.	1,371,557	28,350,808
Astral Foods Ltd.[b]	222,387	1,966,027
Attacq Ltd.[a,b]	2,248,045	2,642,920
AVI Ltd.	1,260,215	7,797,812
Barclays Africa Group Ltd.	1,569,555	17,603,187
Barloworld Ltd.	804,083	6,130,551
Bid Corp. Ltd.	1,244,273	21,873,301
Bidvest Group Ltd. (The)	1,195,266	13,874,928
Blue Label Telecoms Ltd.	2,622,407	3,557,929
Brait SEa,b	1,295,593	7,865,234
Capitec Bank Holdings Ltd.	158,215	7,335,220
Cashbuild Ltd.	107,379	2,864,716
City Lodge Hotels Ltd.	220,804	2,266,876
Clicks Group Ltd.	983,782	8,459,420
Clover Industries Ltd.	1,680,013	2,322,463
Coronation Fund Managers Ltd.	910,371	4,660,165
DataTec Ltd.	812,253	2,606,506
Discovery Ltd.	1,355,424	10,767,050

Security	Shares	Value
Emira Property Fund Ltd.	2,370,422	$2,332,186
EOH Holdings Ltd.	488,161	5,742,907
Exxaro Resources Ltd.[b]	571,275	3,934,420
Famous Brands Ltd.	337,861	3,792,137
FirstRand Ltd.	12,496,810	44,993,416
Fortress Income Fund Ltd.	2,831,829	6,165,872
Fortress Income Fund Ltd. Class A	3,374,279	3,904,433
Foschini Group Ltd. (The)	741,075	7,838,052
Gold Fields Ltd.	3,129,700	9,951,671
Grindrod Ltd.	2,086,775	2,067,992
Growthpoint Properties Ltd.	7,528,906	13,354,901
Harmony Gold Mining Co. Ltd.[b]	1,570,850	3,535,637
Hosken Consolidated Investments Ltd.	307,019	2,830,233
Hudaco Industries Ltd.	268,813	2,079,402
Hyprop Investments Ltd.	884,150	7,123,628
Impala Platinum Holdings Ltd.[a]	2,252,864	7,099,302
Imperial Holdings Ltd.	546,859	6,611,238
Investec Ltd.	885,459	5,679,690
JSE Ltd.	377,780	4,259,578
Lewis Group Ltd.[b]	523,432	1,406,890
Liberty Holdings Ltd.	468,963	3,703,892
Life Healthcare Group Holdings Ltd.	3,523,963	7,798,507
Massmart Holdings Ltd.	444,806	3,631,069
Metair Investments Ltd.[b]	1,161,907	1,739,599
MMI Holdings Ltd./South Africa	3,693,701	5,788,258
Mondi Ltd.	440,073	8,887,898
Mpact Ltd.	995,443	2,249,039
Mr. Price Group Ltd.	903,716	9,345,620
MTN Group Ltd.	6,151,054	49,642,585
Murray & Roberts Holdings Ltd.	2,219,729	1,780,373
Naspers Ltd. Class N	1,636,621	239,766,654
Nedbank Group Ltd.	733,630	12,029,937
Netcare Ltd.	3,497,311	7,789,395
New Europe Property Investments PLC	914,132	10,490,889
Northam Platinum Ltd.[a,b]	1,246,779	3,672,004
Omnia Holdings Ltd.	297,268	3,433,378
Pick n Pay Stores Ltd.	1,383,596	6,461,138
Pioneer Foods Group Ltd.	502,324	5,585,059
PPC Ltd.	6,663,382	2,617,609
PSG Group Ltd.	361,027	5,007,082

16

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Rand Merchant Investment Holdings Ltd.	2,609,254	$7,182,483
Redefine Properties Ltd.	15,489,318	11,429,601
Remgro Ltd.	1,986,546	29,616,372
Resilient REIT Ltd.	1,133,956	8,367,486
Reunert Ltd.	718,732	3,357,883
RMB Holdings Ltd.	2,623,574	11,671,760
Royal Bafokeng Platinum Ltd.[a]	293,364	742,704
SA Corporate Real Estate Ltd.	8,175,163	3,205,661
Sanlam Ltd.	5,238,792	23,033,691
Sappi Ltd.[a]	2,086,012	12,388,543
Sasol Ltd.	2,065,382	55,859,739
Shoprite Holdings Ltd.	1,605,275	21,394,892
Sibanye Gold Ltd.	2,870,908	5,970,547
SPAR Group Ltd. (The)	705,730	9,534,682
Standard Bank Group Ltd.	4,803,510	51,712,326
Steinhoff International Holdings NV Class H	10,997,233	51,025,750
Sun International Ltd./South Africa	515,691	2,950,850
Super Group Ltd./South Africa[a]	1,491,559	4,299,348
Telkom SA SOC Ltd.	1,028,780	5,105,668
Tiger Brands Ltd.	610,621	17,156,377
Tongaat Hulett Ltd.	438,010	4,059,936
Trencor Ltd.	858,125	1,925,944
Truworths International Ltd.	1,639,917	8,202,946
Tsogo Sun Holdings Ltd.	1,579,361	3,176,457
Vodacom Group Ltd.	1,355,440	13,986,121
Vukile Property Fund Ltd.	2,613,021	3,362,626
Wilson Bayly Holmes-Ovcon Ltd.	265,840	2,719,760
Woolworths Holdings Ltd./South Africa	3,709,440	17,171,656
Zeder Investments Ltd.	5,724,933	2,767,314

		1,115,819,716
SOUTH KOREA — 14.16%
Able C&C Co. Ltd.	72,015	1,287,467
Advanced Process Systems Corp.[a,b]	90,717	1,866,254
AeroSpace Technology of Korea Inc.[a,b]	81,447	1,146,061
Agabang & Co.[a,b]	146,419	834,139
Ahnlab Inc.[b]	28,817	1,557,876
AK Holdings Inc.[b]	23,595	1,162,544

Security	Shares	Value
ALUKO Co. Ltd.[b]	208,821	$754,689
Amicogen Inc.[b]	34,239	1,367,744
AmorePacific Corp.	120,314	33,756,462
AmorePacific Group	108,775	12,002,887
Asiana Airlines Inc.[a]	353,442	1,425,499
ATGen Co. Ltd.[a,b]	44,415	1,227,154
BGF retail Co. Ltd.[b]	77,111	5,738,554
Binex Co. Ltd.[a,b]	123,874	1,843,726
Binggrae Co. Ltd.[b]	32,157	1,768,697
BNK Financial Group Inc.	938,453	7,192,626
Boditech Med Inc.[a,b]	71,380	1,263,903
Bukwang Pharmaceutical Co. Ltd.[b]	89,911	1,845,827
Byucksan Corp.[b]	251,951	955,821
Caregen Co. Ltd.[b]	17,216	1,083,869
Cell Biotech Co. Ltd.[b]	35,877	1,265,922
Celltrion Inc.[a,b]	282,425	24,738,309
Chabiotech Co. Ltd.[a,b]	174,389	1,812,434
Cheil Worldwide Inc.	257,929	3,298,438
Chong Kun Dang Pharmaceutical Corp.[b]	24,098	2,046,903
CJ CGV Co. Ltd.[b]	56,854	2,961,728
CJ CheilJedang Corp.	29,229	9,600,903
CJ Corp.	55,367	8,311,799
CJ E&M Corp.	75,564	3,645,532
CJ Freshway Corp.[b]	35,957	1,231,836
CJ Korea Express Corp.[a,b]	27,950	4,399,128
CJ O Shopping Co. Ltd.	10,823	1,526,635
Com2uSCorp.[a,b]	40,923	2,954,451
Coreana Cosmetics Co. Ltd.[b]	179,928	908,067
Cosmax Inc.[b]	29,015	2,581,207
COSON Co. Ltd.[a,b]	114,531	1,219,718
Coway Co. Ltd.	201,467	14,562,218
Crown Confectionery Co. Ltd.[b]	38,294	974,506
CrucialTec Co. Ltd.[a,b]	175,630	1,113,227
CrystalGenomics Inc.[a,b]	89,159	1,330,845
Dae Hwa Pharmaceutical Co. Ltd.[b]	52,297	1,172,047
Daeduck Electronics Co.[b]	222,722	1,478,399
Daeduck GDS Co. Ltd.	154,828	1,443,587
Daekyo Co. Ltd.	175,934	1,247,588
Daelim Industrial Co. Ltd.	102,522	6,700,039
Daesang Corp.	82,549	2,019,504
Daewoo Engineering & Construction Co. Ltd.[a,b]	482,352	2,133,151

17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	397,780	$1,371,925
Daewoong Pharmaceutical Co. Ltd.[b]	20,653	1,185,421
Daishin Securities Co. Ltd.	167,523	1,490,303
Daou Technology Inc.[b]	114,429	1,840,182
Dawonsys Co. Ltd.[b]	110,429	1,067,403
DGB Financial Group Inc.	589,956	4,829,459
DIO Corp.[a,b]	47,484	1,649,074
Dong-A Socio Holdings Co. Ltd.[b]	13,479	1,619,947
Dong-A ST Co. Ltd.[b]	19,616	1,414,506
Dongbu HiTek Co. Ltd.[a]	131,161	1,744,625
Dongbu Insurance Co. Ltd.	185,303	11,571,035
DongKook Pharmaceutical Co. Ltd.	33,131	1,470,851
Dongkuk Steel Mill Co. Ltd.[a,b]	213,536	1,773,606
Dongsuh Cos. Inc.	140,671	3,200,760
Dongwon Industries Co. Ltd.[b]	7,435	2,051,056
Doosan Engine Co. Ltd.[a,b]	237,114	616,592
Doosan Heavy Industries & Construction Co. Ltd.	173,150	3,821,282
Doosan Infracore Co. Ltd.[a,b]	504,053	3,367,396
DoubleUGames Co. Ltd.[a,b]	53,965	1,465,625
DuzonBIzon Co. Ltd.	90,244	1,736,872
E-MART Inc.	71,067	11,428,592
E1 Corp.	17,293	915,647
Emerson Pacific Inc.[a,b]	34,216	1,049,265
EO Technics Co. Ltd.[b]	34,013	2,313,018
Fila Korea Ltd.[b]	40,858	2,341,633
Foosung Co. Ltd.[a,b]	257,418	1,558,975
G-SMATT GLOBAL Co. Ltd.[a,b]	63,566	1,285,947
G-treeBNT Co. Ltd.[a,b]	95,550	1,319,988
Gamevil Inc.[a,b]	31,669	1,446,580
GemVax & Kael Co. Ltd.[a,b]	126,433	1,324,840
Genexine Co. Ltd.[a,b]	41,619	1,525,490
Golfzon Co. Ltd.	8,404	469,425
Golfzonyuwon Holdings Co. Ltd.[b]	81,786	544,284
Grand Korea Leisure Co. Ltd.[b]	128,328	2,414,966
Green Cross Cell Corp.[a]	38,962	916,518
Green Cross Corp./South Korea[b]	22,029	2,760,574
Green Cross Holdings Corp.[b]	111,277	2,141,681
GS Engineering & Construction Corp.[a,b]	184,300	3,728,408
GS Holdings Corp.	189,686	8,826,755
GS Home Shopping Inc.	14,307	2,104,960

Security	Shares	Value
GS Retail Co. Ltd.	104,809	$4,240,593
Gwangju Shinsegae Co. Ltd.	5,763	1,185,579
Halla Holdings Corp.	36,301	1,981,099
Hana Financial Group Inc.	1,097,521	30,182,884
Hana Tour Service Inc.[b]	37,738	2,198,330
Hanall Biopharma Co. Ltd.[a,b]	112,477	1,120,873
Hancom Inc.	97,772	1,342,321
Handsome Co. Ltd.[b]	64,075	2,022,469
Hanil Cement Co. Ltd.	15,530	963,111
Hanjin Heavy Industries & Construction Co. Ltd.[a]	299,177	845,798
Hanjin Kal Corp.[b]	157,774	2,402,273
Hanjin Transportation Co. Ltd.[b]	42,893	1,014,492
Hankook Shell Oil Co. Ltd.[b]	4,760	1,822,078
Hankook Tire Co. Ltd.	277,898	12,884,027
Hankook Tire Worldwide Co. Ltd.[b]	106,869	1,887,725
Hanmi Pharm Co. Ltd.[b]	19,701	6,210,015
Hanmi Science Co. Ltd.[b]	46,382	2,975,621
Hanon Systems	707,771	5,908,939
Hansae Co. Ltd.[b]	82,906	1,577,912
Hansol Chemical Co. Ltd.[b]	39,857	2,972,953
Hansol Holdings Co. Ltd.[a]	219,874	1,075,813
Hansol Technics Co. Ltd.[a,b]	76,117	914,797
Hanssem Co. Ltd.[b]	41,055	7,251,920
Hanwha Chemical Corp.	402,512	8,005,136
Hanwha Corp.	162,243	4,899,002
Hanwha General Insurance Co. Ltd.[b]	262,805	1,746,713
Hanwha Investment & Securities Co. Ltd.[a,b]	516,913	915,282
Hanwha Life Insurance Co. Ltd.	813,384	4,633,794
Hanwha Techwin Co. Ltd.	139,056	5,691,655
Hite Jinro Co. Ltd.	107,576	2,001,435
HLB Inc.[a,b]	119,638	1,576,002
HMC Investment Securities Co. Ltd.	162,668	1,345,537
Hotel Shilla Co. Ltd.[b]	124,735	5,377,566
Huchems Fine Chemical Corp.	109,586	2,184,127
Hugel Inc.[a]	10,216	2,423,247
Humedix Co. Ltd.[b]	42,672	1,204,547
Huons Co. Ltd.[a]	24,302	1,224,403
Huons Global Co. Ltd.	24,838	758,493
Hwa Shin Co. Ltd.[b]	155,206	797,903
Hy-Lok Corp.[b]	71,409	1,377,420
Hyosung Corp.	78,525	9,336,619

18

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Hyundai Corp.[b]	53,261	$906,628
Hyundai Department Store Co. Ltd.	56,876	5,254,359
Hyundai Development Co. Engineering & Construction	211,393	7,468,056
Hyundai Elevator Co. Ltd.[a,b]	53,093	2,625,016
Hyundai Engineering & Construction Co. Ltd.	268,120	9,024,868
Hyundai Glovis Co. Ltd.	71,004	9,657,103
Hyundai Greenfood Co. Ltd.[b]	202,560	2,806,956
Hyundai Heavy Industries Co. Ltd.[a,b]	155,680	18,909,850
Hyundai Home Shopping Network Corp.	26,435	2,419,524
Hyundai Livart Furniture Co. Ltd.[b]	57,297	1,269,400
Hyundai Marine & Fire Insurance Co. Ltd.	233,984	7,285,418
Hyundai Mipo Dockyard Co. Ltd.[a,b]	43,055	2,279,718
Hyundai Mobis Co. Ltd.	254,408	54,187,239
Hyundai Motor Co.	569,669	64,809,869
Hyundai Rotem Co. Ltd.[a,b]	109,121	1,750,155
Hyundai Steel Co.	277,399	11,840,563
Hyundai Wia Corp.	62,055	3,652,011
Il Dong Pharmaceutical Co. Ltd.[a]	66,413	965,759
IlDong Holdings Co. Ltd.	1	23
Ilyang Pharmaceutical Co. Ltd.[a,b]	63,360	1,956,543
iMarketKorea Inc.[b]	109,320	963,172
InBody Co. Ltd.[b]	66,668	1,474,161
Industrial Bank of Korea	882,011	9,845,809
Innocean Worldwide Inc.[b]	41,903	2,229,474
Interpark Holdings Corp.[b]	283,718	1,152,783
iNtRON Biotechnology Inc.[a,b]	51,325	1,251,240
IS Dongseo Co. Ltd.[b]	50,455	1,909,785
It’s Skin Co. Ltd.[b]	25,763	950,920
JB Financial Group Co. Ltd.	392,567	1,920,776
Jeil Pharmaceutical Co.[b]	32,230	1,568,699
Jenax Inc.[a,b]	56,711	1,336,460
Jusung Engineering Co. Ltd.[a,b]	172,385	1,362,506
JW Holdings Corp.[b]	144,136	1,059,089
JW Pharmaceutical Corp.[b]	48,891	2,045,054
JW Shinyak Corp.[b]	185,212	1,167,625
Kakao Corp.[b]	115,287	7,662,461
Kangwon Land Inc.	428,224	13,058,625
KB Capital Co. Ltd.[b]	46,986	1,129,384

Security	Shares	Value
KB Financial Group Inc.	1,407,072	$50,671,683
KB Insurance Co. Ltd.	163,004	3,966,865
KC Tech Co. Ltd.[b]	107,063	1,236,346
KCC Corp.	19,952	6,357,401
KEPCO Engineering & Construction Co. Inc.[b]	60,628	1,210,952
KEPCO Plant Service & Engineering Co. Ltd.	90,899	4,486,440
KH Vatec Co. Ltd.[b]	87,321	948,614
Kia Motors Corp.	978,161	31,293,120
KISWIRE Ltd.	33,555	1,199,777
KIWOOM Securities Co. Ltd.	46,098	2,523,649
Koh Young Technology Inc.	59,384	2,158,864
Kolmar BNH Co. Ltd.[b]	38,105	547,593
Kolon Corp.	27,587	1,212,927
Kolon Industries Inc.[b]	65,053	3,889,658
Kolon Life Science Inc.[b]	19,378	2,095,188
Komipharm International Co. Ltd.[a,b]	134,691	4,032,492
KONA I Co. Ltd.[b]	77,635	886,555
Korea Aerospace Industries Ltd. Class A	251,060	14,238,294
Korea Electric Power Corp.	940,633	37,414,511
Korea Gas Corp.	96,512	3,537,521
Korea Investment Holdings Co. Ltd.	137,396	4,706,993
Korea Kolmar Co. Ltd.	60,475	3,486,605
Korea Kolmar Holdings Co. Ltd.[b]	41,202	993,881
Korea PetroChemical Ind. Co. Ltd.[b]	11,825	2,265,771
Korea REIT Co. Ltd.[b]	652,127	1,653,955
Korea Zinc Co. Ltd.	33,499	13,525,108
Korean Air Lines Co. Ltd.[a]	130,885	3,498,701
Korean Reinsurance Co.	381,236	3,733,931
KT Corp.	51,660	1,319,063
KT Skylife Co. Ltd.	123,746	1,900,039
KT&G Corp.	436,330	39,189,641
Kukdo Chemical Co. Ltd.[b]	25,395	1,181,718
Kumho Industrial Co. Ltd.[a,b]	96,847	720,730
Kumho Petrochemical Co. Ltd.	69,795	4,358,270
Kumho Tire Co. Inc.[a,b]	481,159	3,440,819
Kwang Dong Pharmaceutical Co. Ltd.	233,967	1,661,115
Kwangju Bank	125,987	1,110,018
Leaders Cosmetics Co. Ltd.[a,b]	58,017	980,143

19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
LF Corp.[b]	94,694	$1,790,118
LG Chem Ltd.	171,685	33,263,464
LG Corp.	349,237	16,878,569
LG Display Co. Ltd.	859,826	20,593,754
LG Electronics Inc.	389,865	14,973,644
LG Hausys Ltd.	27,051	2,082,537
LG Household & Health Care Ltd.	35,037	23,586,775
LG Innotek Co. Ltd.[b]	53,104	3,683,961
LG International Corp.	112,597	2,903,896
LG Life Sciences Ltd.[a,b]	50,060	2,487,906
LG Uplus Corp.	796,415	7,800,309
Loen Entertainment Inc.[a,b]	29,477	1,875,958
Lotte Chemical Corp.	58,178	15,999,510
Lotte Chilsung Beverage Co. Ltd.[b]	2,497	3,346,990
Lotte Confectionery Co. Ltd.	21,448	3,274,854
LOTTE Fine Chemical Co. Ltd.	78,047	1,849,281
Lotte Food Co. Ltd.	3,188	1,786,185
LOTTE Himart Co. Ltd.[b]	27,027	1,057,684
Lotte Shopping Co. Ltd.	39,667	7,363,020
LS Corp.	66,613	3,470,110
LS Industrial Systems Co. Ltd.	50,651	1,685,406
Lutronic Corp.[b]	44,451	1,216,742
Macrogen Inc.[a,b]	55,172	1,505,485
Maeil Dairy Industry Co. Ltd.[b]	38,059	1,320,125
Mando Corp.[b]	25,337	5,429,125
Medipost Co. Ltd.[a,b]	33,369	1,509,961
Medy-Tox Inc.[b]	16,890	4,741,712
Meritz Fire & Marine Insurance Co. Ltd.	228,139	3,219,959
Meritz Securities Co. Ltd.[b]	1,066,416	3,233,775
Mirae Asset Daewoo Co. Ltd.[b]	594,441	3,533,951
Mirae Asset Securities Co. Ltd.	284,042	4,956,552
Modetour Network Inc.[b]	62,273	1,454,217
Muhak Co. Ltd.[b]	71,588	1,344,131
Namhae Chemical Corp.[b]	184,367	1,271,116
Namyang Dairy Products Co. Ltd.	2,352	1,452,585
Naturalendo Tech Co. Ltd.[a,b]	55,007	809,307
NAVER Corp.	104,759	71,509,073
NCsoft Corp.	65,594	15,261,595
Neowiz Games Corp.[a,b]	112,702	1,050,812
Nexen Corp.[b]	191,145	1,329,292
Nexen Tire Corp.[b]	159,964	1,819,872
NH Investment & Securities Co. Ltd.	408,948	3,438,654
NHN Entertainment Corp.[a,b]	53,565	2,142,050

Security	Shares	Value
NHN KCP Corp.[b]	80,662	$1,041,868
NICE Holdings Co. Ltd.[b]	96,837	1,370,901
NICE Information Service Co. Ltd.[b]	193,998	1,128,426
Nong Shim Holdings Co. Ltd.[b]	12,987	1,260,874
NongShim Co. Ltd.[b]	12,924	3,598,445
NS Shopping Co. Ltd.[a,b]	10,058	1,333,553
NUTRIBIOTECH Co. Ltd.[a,b]	27,091	1,274,543
OCI Co. Ltd.[a,b]	63,139	3,975,048
Orion Corp./Republic of Korea	13,405	7,797,271
Osstem Implant Co. Ltd.[a,b]	51,148	2,471,975
Ottogi Corp.[b]	4,957	2,934,215
Paradise Co. Ltd.	186,196	2,134,234
Partron Co. Ltd.[b]	168,601	1,297,985
Poongsan Corp.	97,930	3,250,232
POSCO	255,652	54,561,545
POSCO Chemtech Co. Ltd.	115,191	1,207,040
Posco Daewoo Corp.	173,746	3,960,764
POSCO ICT Co. Ltd.[a,b]	310,898	1,452,036
Pyeong Hwa Automotive Co. Ltd.[b]	110,542	1,148,869
S&T Dynamics Co. Ltd.[b]	149,612	1,162,035
S&T Motiv Co. Ltd.	47,523	1,705,308
S-1 Corp.	71,039	5,766,735
S-Oil Corp.[b]	172,985	12,429,528
Samchully Co. Ltd.	13,821	1,159,779
Samjin Pharmaceutical Co. Ltd.	54,722	1,582,142
Samkwang Glass[b]	24,886	1,317,688
Samsung Biologics Co. Ltd.[a]	55,752	7,344,261
Samsung C&T Corp.	282,027	30,879,309
Samsung Card Co. Ltd.	133,048	4,757,202
Samsung Electro-Mechanics Co. Ltd.	199,722	7,909,951
Samsung Electronics Co. Ltd.	370,786	553,776,448
Samsung Engineering Co. Ltd.[a,b]	549,625	4,456,991
Samsung Fire & Marine Insurance Co. Ltd.	123,852	31,041,133
Samsung Heavy Industries Co. Ltd.[a,b]	908,422	6,449,598
Samsung Life Insurance Co. Ltd.	263,663	25,711,118
Samsung SDI Co. Ltd.[b]	203,641	16,078,067
Samsung SDS Co. Ltd.	130,481	15,067,735
Samsung Securities Co. Ltd.	182,042	4,990,758
Samyang Corp.[b]	13,147	1,276,408
Samyang Holdings Corp.[b]	13,816	1,447,723
Schnell Biopharmaceuticals Inc.[a,b]	357,523	1,113,198

20

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Seah Besteel Corp.	47,619	$1,004,070
Sebang Co. Ltd.	78,511	1,034,232
Sebang Global Battery Co. Ltd.[b]	44,272	1,439,062
Seegene Inc.[a,b]	74,530	2,056,022
Seobu T&Da,b	92,915	1,390,884
Seoul Semiconductor Co. Ltd.[b]	148,601	1,855,844
SFA Engineering Corp.	40,469	2,056,250
Shinhan Financial Group Co. Ltd.	1,576,292	59,462,364
Shinsegae Food Co. Ltd.[b]	9,988	1,106,408
Shinsegae Inc.	27,608	4,262,644
Shinsegae International Inc.[b]	16,826	931,220
Silicon Works Co. Ltd.[b]	56,103	1,281,340
Sindoh Co. Ltd.	33,054	1,529,636
SK Bioland Co. Ltd.[b]	70,660	1,057,739
SK Chemicals Co. Ltd.	63,176	3,334,296
SK Gas Ltd.[b]	21,389	2,012,566
SK Holdings Co. Ltd.	168,643	33,395,368
SK Hynix Inc.	2,175,432	79,830,660
SK Innovation Co. Ltd.	242,007	31,569,281
SK Materials Co. Ltd.[b]	23,394	3,061,701
SK Networks Co. Ltd.	453,233	2,636,315
SK Securities Co. Ltd.[a]	1,498,082	1,307,082
SK Telecom Co. Ltd.	71,016	13,728,768
SKC Co. Ltd.	82,288	2,132,780
SL Corp.	70,055	1,117,596
SM Entertainment Co.[a,b]	94,676	2,020,586
Songwon Industrial Co. Ltd.[b]	91,890	1,222,266
Soulbrain Co. Ltd.	42,680	1,905,732
SPC Samlip Co. Ltd.[b]	10,161	1,434,126
Ssangyong Cement Industrial Co. Ltd.[a]	106,564	1,526,835
Ssangyong Motor Co.[a,b]	202,136	1,258,757
Sung Kwang Bend Co. Ltd.[b]	144,989	1,069,078
Sungwoo Hitech Co. Ltd.	154,456	1,012,047
Taekwang Industrial Co. Ltd.[b]	2,301	1,743,883
Taewoong Co. Ltd.[a,b]	54,181	1,019,616
Taeyoung Engineering & Construction Co. Ltd.[a,b]	324,765	1,405,681
Tera Resource Co. Ltd.[a]	49,111	—
Tongyang Inc.[b]	765,972	1,945,971
Tongyang Life Insurance Co. Ltd.	181,893	2,007,117
Toptec Co. Ltd.[b]	79,212	1,263,679
Value Added Technologies Co. Ltd.[b]	42,929	1,226,490
Vieworks Co. Ltd.[b]	39,119	1,947,501

Security	Shares	Value
ViroMed Co. Ltd.[a,b]	52,207	$4,689,051
Webzen Inc.[a,b]	96,908	1,214,407
Wonik Holdings Co. Ltd.[a,b]	112,521	585,200
WONIK IPS Co. Ltd.[a,b]	97,626	1,774,563
Woongjin Thinkbig Co. Ltd.[a]	177,628	1,326,455
Woori Bank	1,051,571	10,794,108
YG Entertainment Inc.[b]	56,409	1,305,217
Youlchon Chemical Co. Ltd.[b]	129,308	1,543,002
Youngone Corp.[b]	93,734	2,208,949
Youngone Holdings Co. Ltd.	33,270	1,559,553
Yuanta Securities Korea Co. Ltd.[a,b]	330,263	896,955
Yuhan Corp.	29,190	4,918,891
Yungjin Pharmaceutical Co. Ltd.[a,b]	457,233	3,285,366

		2,416,370,092
TAIWAN — 13.03%
A-DATA Technology Co. Ltd.[b]	1,229,820	2,099,024
AcBel Polytech Inc.[b]	1,998,000	1,422,979
Accton Technology Corp.[b]	2,112,000	2,882,440
Acer Inc.[b]	10,515,872	4,454,061
Advanced Ceramic X Corp.[b]	216,000	1,606,124
Advanced Semiconductor Engineering Inc.[b]	23,257,000	24,991,443
Advanced Wireless Semiconductor Co.[b]	838,000	1,254,121
Advantech Co. Ltd.	1,145,302	9,216,891
Airtac International Group[b]	458,190	3,471,681
Alpha Networks Inc.[b]	2,080,700	1,292,563
Ambassador Hotel (The)[b]	2,115,000	1,559,392
AmTRAN Technology Co. Ltd.	3,550,000	2,450,350
Ardentec Corp.[b]	2,545,546	1,900,794
Asia Cement Corp.	8,343,050	7,342,345
Asia Optical Co. Inc.[a,b]	1,585,000	1,516,723
Asia Pacific Telecom Co. Ltd.[a]	7,265,000	2,261,124
Asia Polymer Corp.	3,333,027	1,945,041
Asustek Computer Inc.	2,570,000	21,286,983
AU Optronics Corp.[b]	31,931,000	11,470,836
Bank of Kaohsiung Co. Ltd.[b]	8,756,149	2,486,216
BES Engineering Corp.[b]	8,612,000	1,753,581
Bioteque Corp.	431,000	1,595,645
Bizlink Holding Inc.[b]	387,055	1,864,052
Brogent Technologies Inc.[b]	210,799	1,207,003
Capital Securities Corp.	7,919,000	2,223,670

21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Casetek Holdings Ltd.	528,000	$1,442,876
Catcher Technology Co. Ltd.[b]	2,427,000	17,627,788
Cathay Financial Holding Co. Ltd.	30,304,078	44,591,386
Cathay Real Estate Development Co. Ltd.	2,573,900	1,502,041
Center Laboratories Inc.[a,b]	892,738	1,694,558
Chailease Holding Co. Ltd.[b]	3,827,945	6,533,436
Chang Hwa Commercial Bank Ltd.	18,250,067	9,762,609
Cheng Loong Corp.	4,541,000	1,731,031
Cheng Shin Rubber Industry Co. Ltd.[b]	6,959,650	13,101,340
Cheng Uei Precision Industry Co. Ltd.[b]	1,511,000	1,706,648
Chicony Electronics Co. Ltd.[b]	1,889,728	4,452,627
Chin-Poon Industrial Co. Ltd.[b]	1,360,000	2,641,232
China Airlines Ltd.	8,729,000	2,618,180
China Bills Finance Corp.[b]	5,608,000	2,269,733
China Development Financial Holding Corp.[b]	46,089,000	11,481,400
China Life Insurance Co. Ltd./Taiwan	12,988,369	13,855,130
China Man-Made Fiber Corp.[b]	6,712,550	1,769,065
China Metal Products[b]	1,385,146	1,451,507
China Motor Corp.	1,383,000	1,162,878
China Petrochemical Development Corp.[a,b]	8,552,900	2,530,476
China Steel Chemical Corp.[b]	591,000	2,058,200
China Steel Corp.	42,999,529	33,727,237
China Synthetic Rubber Corp.[b]	2,504,100	2,160,536
Chipbond Technology Corp.[b]	2,240,000	3,127,412
Chlitina Holding Ltd.[b]	218,000	967,810
Chong Hong Construction Co. Ltd.[b]	835,122	1,574,713
Chroma ATE Inc.[b]	1,438,000	3,564,208
Chunghwa Telecom Co. Ltd.	13,878,000	46,807,172
Cleanaway Co. Ltd.	340,000	1,776,111
Clevo Co.	1,685,175	1,469,829
CMC Magnetics Corp.[a,b]	13,566,566	1,498,268
Compal Electronics Inc.	14,754,000	8,401,628
Compeq Manufacturing Co. Ltd.[b]	4,123,000	1,979,164
Continental Holdings Corp.[b]	4,496,600	1,565,973
Coretronic Corp.	2,036,200	2,172,083
CSBC Corp. Taiwan	3,984,000	1,674,947
CTBC Financial Holding Co. Ltd.	65,253,599	35,827,753

Security	Shares	Value
CTCI Corp.[b]	2,438,000	$3,855,150
Cub Elecparts Inc.[b]	184,062	1,524,562
D-Link Corp.[b]	5,635,991	1,821,313
Darwin Precisions Corp.[b]	3,058,000	1,170,508
Delta Electronics Inc.	7,231,000	36,299,062
Depo Auto Parts Ind. Co. Ltd.	552,000	1,466,897
E Ink Holdings Inc.[b]	3,498,000	2,496,768
E.Sun Financial Holding Co. Ltd.	29,278,581	16,994,125
Eclat Textile Co. Ltd.[b]	703,062	7,279,216
Elan Microelectronics Corp.[b]	1,876,000	1,939,391
Elite Advanced Laser Corp.[b]	500,800	1,830,490
Elite Material Co. Ltd.[b]	1,166,000	3,065,629
Elite Semiconductor Memory Technology Inc.[b]	2,166,000	2,147,448
Ennoconn Corp.[b]	174,000	2,456,625
Epistar Corp.[a,b]	3,828,000	2,816,384
Eternal Materials Co. Ltd.	3,444,472	3,577,072
EVA Airways Corp.	7,540,042	3,702,245
Evergreen Marine Corp. Taiwan Ltd.[a]	5,965,870	2,255,474
Everlight Chemical Industrial Corp.[b]	3,183,781	1,962,830
Everlight Electronics Co. Ltd.[b]	1,495,000	2,181,078
Far Eastern Department Stores Ltd.[b]	3,477,167	1,767,330
Far Eastern International Bank	8,904,191	2,531,044
Far Eastern New Century Corp.	10,720,916	7,904,544
Far EasTone Telecommunications Co. Ltd.	5,679,000	13,149,380
Faraday Technology Corp.[b]	1,297,000	1,200,436
Farglory Land Development Co. Ltd.	1,086,782	1,266,713
Feng Hsin Steel Co. Ltd.	2,131,000	3,028,717
Feng TAY Enterprise Co. Ltd.[b]	1,232,506	4,620,979
Firich Enterprises Co. Ltd.[b]	843,960	1,599,322
First Financial Holding Co. Ltd.	34,275,679	18,066,433
FLEXium Interconnect Inc.[b]	1,032,835	2,767,361
Formosa Chemicals & Fibre Corp.[b]	11,840,210	37,110,940
Formosa Petrochemical Corp.[b]	4,341,000	14,641,154
Formosa Plastics Corp.	15,007,800	42,754,314
Formosa Taffeta Co. Ltd.	2,176,000	2,034,474
Formosan Rubber Group Inc.	3,843,602	1,820,926
Foxconn Technology Co. Ltd.[b]	3,313,424	8,690,812
Fubon Financial Holding Co. Ltd.	24,714,000	38,343,027

22

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
General Interface Solution Holding Ltd.[b]	499,000	$1,430,948
Getac Technology Corp.	2,351,000	2,983,652
Giant Manufacturing Co. Ltd.[b]	1,054,000	6,283,061
Gigabyte Technology Co. Ltd.	2,049,000	2,712,885
Gigasolar Materials Corp.[b]	138,800	1,574,254
Gigastorage Corp.[a,b]	2,056,000	1,390,104
Ginko International Co. Ltd.[b]	189,000	1,722,602
Gintech Energy Corp.[a,b]	2,177,019	1,188,471
Gloria Material Technology Corp.	3,664,048	2,040,500
Goldsun Building Materials Co. Ltd.	6,522,000	1,401,679
Gourmet Master Co. Ltd.[b]	281,050	2,341,128
Grand Pacific Petrochemical	3,795,000	2,524,205
Grape King Bio Ltd.[b]	445,000	3,336,837
Great Wall Enterprise Co. Ltd.	2,723,500	2,516,458
Greatek Electronics Inc.[b]	1,612,000	1,947,165
HannStar Display Corp.[a,b]	10,558,640	2,988,076
Highwealth Construction Corp.[b]	3,002,230	4,502,450
Hiwin Technologies Corp.[b]	817,668	3,399,147
Ho Tung Chemical Corp.[a]	8,639,812	2,141,452
Holy Stone Enterprise Co. Ltd.	1,798,900	1,791,958
Hon Hai Precision Industry Co. Ltd.	57,376,410	147,612,889
Hota Industrial Manufacturing Co. Ltd.[b]	755,000	2,901,751
Hotai Motor Co. Ltd.	905,000	10,406,378
HTC Corp.[a,b]	2,478,000	6,553,992
Hu Lane Associate Inc.[b]	307,000	1,367,741
Hua Nan Financial Holdings Co. Ltd.	26,727,602	13,584,763
Huaku Development Co. Ltd.[b]	1,087,000	2,015,552
Hung Sheng Construction Ltd.	3,313,000	1,865,791
IEI Integration Corp.[b]	1,396,582	2,094,457
Innolux Corp.[b]	32,035,241	11,055,993
Inotera Memories Inc.[a]	9,942,000	9,295,378
International Games System Co. Ltd.[b]	239,000	1,469,708
Inventec Corp.	9,153,000	6,188,534
ITEQ Corp.[b]	2,057,000	2,132,960
Kenda Rubber Industrial Co. Ltd.[b]	1,912,889	2,784,741
Kerry TJ Logistics Co. Ltd.[b]	1,188,000	1,640,009
Kindom Construction Corp.	2,409,000	1,519,182
King Slide Works Co. Ltd.[b]	238,000	2,721,771
King Yuan Electronics Co. Ltd.[b]	4,492,000	3,713,620

Security	Shares	Value
King’s Town Bank Co. Ltd.[b]	3,801,000	$3,231,798
Kinpo Electronics[b]	6,220,000	2,214,947
Kinsus Interconnect Technology Corp.	1,000,000	2,230,728
Kuoyang Construction Co. Ltd.[b]	4,847,023	1,923,724
Land Mark Optoelectronics Corp.[b]	204,900	1,729,304
Largan Precision Co. Ltd.	377,000	43,646,033
LCY Chemical Corp.[b]	1,970,000	2,327,064
Lealea Enterprise Co. Ltd.[b]	6,871,173	1,739,728
Lien Hwa Industrial Corp.[b]	2,308,910	1,593,701
Lite-On Technology Corp.	7,903,238	12,472,402
Long Bon International Co. Ltd.[b]	4,149,000	2,304,060
Makalot Industrial Co. Ltd.[b]	722,208	2,843,695
Masterlink Securities Corp.	7,559,344	1,987,491
MediaTek Inc.[b]	5,508,572	38,281,577
Mega Financial Holding Co. Ltd.	40,001,958	28,552,209
Merida Industry Co. Ltd.[b]	775,850	3,395,698
Merry Electronics Co. Ltd.[b]	651,070	2,481,881
Micro-Star International Co. Ltd.	2,740,000	7,307,125
Microbio Co. Ltd.[a]	2,680,141	1,879,370
Mitac Holdings Corp.[b]	2,220,560	2,260,759
Motech Industries Inc.[a,b]	1,856,000	1,566,417
Nan Kang Rubber Tire Co. Ltd.[b]	2,175,000	1,999,420
Nan Ya Plastics Corp.	17,065,440	35,926,678
Nan Ya Printed Circuit Board Corp.[b]	890,000	675,744
Nanya Technology Corp.	2,555,000	3,567,204
Neo Solar Power Corp.[a,b]	3,650,806	1,695,226
Nien Made Enterprise Co. Ltd.[b]	583,000	6,530,010
Novatek Microelectronics Corp.[b]	2,091,000	6,954,036
OBI Pharma Inc.[a,b]	425,000	3,746,902
Oriental Union Chemical Corp.[b]	2,412,000	1,679,992
Pan-International Industrial Corp.[b]	2,187,366	1,623,042
Parade Technologies Ltd.[b]	247,000	2,607,709
PChome Online Inc.[b]	387,103	3,509,954
Pegatron Corp.	7,183,000	17,105,064
PharmaEngine Inc.[b]	280,183	1,797,679
Phison Electronics Corp.	567,000	4,331,707
Pixart Imaging Inc.[b]	728,000	1,466,370
Pou Chen Corp.	7,963,000	9,955,936
Powertech Technology Inc.	2,461,000	6,323,719
Poya International Co. Ltd.	231,710	2,900,646
President Chain Store Corp.	2,136,000	16,050,325
President Securities Corp.	4,747,123	1,683,007
Primax Electronics Ltd.	1,728,000	2,483,055

23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Prince Housing & Development Corp.	5,154,995	$1,746,743
Qisda Corp.[b]	6,515,000	3,147,837
Quanta Computer Inc.	9,810,000	18,282,371
Radiant Opto-Electronics Corp.[b]	1,759,000	3,211,929
Radium Life Tech Co. Ltd.[a]	5,416,196	1,668,718
Realtek Semiconductor Corp.	1,823,110	5,662,720
Ritek Corp.[a]	8,644,503	1,383,207
Ruentex Development Co. Ltd.[a,b]	3,257,822	3,894,300
Ruentex Industries Ltd.[b]	2,171,906	3,986,336
Sampo Corp.[b]	6,011,000	3,404,090
Sanyang Motor Co. Ltd.[b]	2,263,000	1,494,561
ScinoPharm Taiwan Ltd.[b]	955,488	1,184,130
Sercomm Corp.[b]	1,253,000	3,200,019
Shin Kong Financial Holding Co. Ltd.[a,b]	29,127,443	7,511,925
Shin Zu Shing Co. Ltd.[b]	671,000	1,762,078
Shining Building Business Co. Ltd.[a,b]	3,664,601	1,299,218
Shinkong Synthetic Fibers Corp.[b]	5,777,000	1,649,380
Sigurd Microelectronics Corp.[b]	2,677,000	1,969,556
Silergy Corp.[b]	211,000	3,220,641
Siliconware Precision Industries Co. Ltd.	7,885,819	11,937,714
Simplo Technology Co. Ltd.	975,000	2,881,593
Sinbon Electronics Co. Ltd.[b]	1,005,809	2,104,837
Sino-American Silicon Products Inc.[b]	2,369,000	2,155,461
SinoPac Financial Holdings Co. Ltd.	36,117,055	10,311,712
Sinyi Realty Inc.	1,509,877	1,513,525
Sitronix Technology Corp.	536,000	1,875,067
Soft-World International Corp.[b]	762,000	1,501,384
Solar Applied Materials Technology Co.[a]	1,987,000	463,662
St. Shine Optical Co. Ltd.[b]	177,000	3,387,507
Standard Foods Corp.[b]	1,476,939	3,503,172
Sunny Friend Environmental Technology Co. Ltd.[b]	358,000	1,297,305
Synnex Technology International Corp.	4,968,250	5,081,572
TA Chen Stainless Pipe	4,042,682	2,333,804
Taichung Commercial Bank Co. Ltd.	8,235,344	2,374,512

Security	Shares	Value
Taigen Biopharmaceuticals Holdings Ltd.[a]	1,190,000	$1,116,337
TaiMed Biologics Inc.[a,b]	612,000	3,427,415
Tainan Spinning Co. Ltd.	4,580,894	1,767,797
Taishin Financial Holding Co. Ltd.	30,964,707	11,366,582
Taiwan Acceptance Corp.	829,000	1,994,927
Taiwan Business Bank	13,910,193	3,521,955
Taiwan Cement Corp.	12,189,000	14,092,324
Taiwan Cogeneration Corp.[b]	2,253,000	1,583,384
Taiwan Cooperative Financial Holding Co. Ltd.	28,108,880	12,390,731
Taiwan Fertilizer Co. Ltd.[b]	2,294,000	2,918,511
Taiwan Glass Industry Corp.[a,b]	4,729,053	2,003,019
Taiwan Hon Chuan Enterprise Co. Ltd.[b]	1,623,674	2,771,244
Taiwan Land Development Corp.[b]	5,504,973	1,753,066
Taiwan Liposome Co. Ltd.[a]	167,000	618,266
Taiwan Mobile Co. Ltd.	6,049,000	20,401,829
Taiwan Paiho Ltd.	930,000	2,827,377
Taiwan PCB Techvest Co. Ltd.[b]	2,259,042	2,200,711
Taiwan Secom Co. Ltd.[b]	1,167,185	3,185,928
Taiwan Semiconductor Co. Ltd.[b]	1,454,000	1,489,446
Taiwan Semiconductor Manufacturing Co. Ltd.	91,953,000	527,951,526
Taiwan Shin Kong Security Co. Ltd.	2,432,770	3,014,916
Taiwan Surface Mounting Technology Corp.[b]	2,690,261	2,177,666
Taiwan TEA Corp.[b]	4,266,000	1,920,657
Tatung Co. Ltd.[a,b]	9,302,000	2,871,762
Teco Electric and Machinery Co. Ltd.	6,931,000	5,795,223
Test Research Inc.[b]	921,400	1,186,693
Test Rite International Co. Ltd.	3,172,000	1,905,807
Ton Yi Industrial Corp.	3,425,000	1,466,798
Tong Hsing Electronic Industries Ltd.[b]	668,000	1,991,027
Tong Yang Industry Co. Ltd.[b]	1,580,400	3,371,732
Topco Scientific Co. Ltd.[b]	1,325,338	3,268,333
TPK Holding Co. Ltd.[a,b]	1,153,000	1,949,823
Transcend Information Inc.	682,000	1,870,135
Tripod Technology Corp.	1,849,000	4,234,838
TSRC Corp.[b]	2,331,900	2,359,482
TTY Biopharm Co. Ltd.[b]	899,124	2,744,792
Tung Ho Steel Enterprise Corp.[b]	3,786,000	2,589,490

24

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Tung Thih Electronic Co. Ltd.[b]	248,000	$2,139,742
TWi Pharmaceuticals Inc.[a]	330,000	1,071,597
TXC Corp.	1,567,000	2,018,177
U-Ming Marine Transport Corp.	1,782,000	1,453,644
Uni-President Enterprises Corp.[b]	17,934,369	30,666,179
Unimicron Technology Corp.[b]	4,690,000	1,758,400
United Integrated Services Co. Ltd.[b]	1,373,000	2,074,168
United Microelectronics Corp.[b]	40,223,000	14,197,244
UPC Technology Corp.	4,891,146	1,902,871
USI Corp.	3,900,000	1,939,416
Vanguard International Semiconductor Corp.[b]	3,351,000	6,318,674
Visual Photonics Epitaxy Co. Ltd.[b]	1,197,000	1,727,544
Voltronic Power Technology Corp.[b]	210,974	2,763,519
Wah Lee Industrial Corp.[b]	1,169,000	1,687,133
Walsin Lihwa Corp.[b]	12,001,000	5,045,443
Walsin Technology Corp.[b]	1,562,400	1,759,802
Waterland Financial Holdings Co. Ltd.[b]	9,989,543	2,557,483
Win Semiconductors Corp.[b]	1,395,427	3,970,923
Winbond Electronics Corp.[b]	10,934,000	3,396,185
Wistron Corp.	9,278,647	6,637,378
Wistron NeWeb Corp.[b]	996,911	2,949,478
Wowprime Corp.[b]	377,260	1,633,416
WPG Holdings Ltd.	5,212,000	6,451,021
WT Microelectronics Co. Ltd.	1,610,990	2,274,482
XPEC Entertainment Inc.	31,000	12,838
Yageo Corp.	1,418,739	2,648,479
Yang Ming Marine Transport Corp.[a]	8,280,000	1,493,741
Yeong Guan Energy Technology Group Co. Ltd.[b]	362,937	1,218,406
YFY Inc.[b]	5,313,000	1,601,918
Yieh Phui Enterprise Co. Ltd.[a,b]	5,464,510	2,108,790
Yuanta Financial Holding Co. Ltd.	34,897,912	12,646,155
Yulon Motor Co. Ltd.	2,638,000	2,288,479
YungShin Global Holding Corp.	1,512,650	2,197,336
Yungtay Engineering Co. Ltd.[b]	1,581,000	2,214,779
Zhen Ding Technology Holding Ltd.[b]	1,415,950	2,847,626

Security	Shares	Value
Zinwell Corp.[b]	1,665,000	$1,627,231

		2,223,503,450
THAILAND — 2.51%
Advanced Info Service PCL NVDR	3,790,600	15,351,720
Airports of Thailand PCL NVDR[b]	1,590,900	17,924,629
Amata Corp. PCL NVDR[b]	4,171,500	1,274,383
AP Thailand PCL NVDR[b]	8,491,290	1,665,915
Bangchak Petroleum PCL (The) NVDR[b]	1,671,900	1,534,627
Bangkok Airways PCL[b]	2,603,100	1,765,580
Bangkok Bank PCL Foreign	875,100	3,875,217
Bangkok Chain Hospital PCL NVDR[b]	6,486,050	2,563,189
Bangkok Dusit Medical Services PCL NVDR	14,999,000	9,794,888
Bangkok Expressway & Metro PCL	28,523,585	6,195,652
Bangkok Land PCL NVDR[b]	34,310,500	1,673,237
Banpu PCL NVDR[b]	6,424,200	3,366,991
Beauty Community PCL	9,101,200	2,805,903
BEC World PCL NVDR	2,386,604	1,237,466
Berli Jucker PCL	4,900,800	7,211,200
BTS Group Holdings PCL NVDR	19,210,500	4,684,240
Bumrungrad Hospital PCL NVDR	1,372,700	7,386,830
Central Pattana PCL NVDR	5,398,100	8,548,120
Charoen Pokphand Foods PCL NVDR	10,053,700	8,101,119
Chularat Hospital PCL NVDR[b]	25,222,600	2,050,072
CP ALL PCL NVDR	18,617,200	31,437,837
Delta Electronics Thailand PCL NVDR	1,989,100	4,222,994
Dynasty Ceramic PCL NVDR	18,632,220	2,370,837
Eastern Polymer Group PCL[b]	4,511,000	1,681,534
Electricity Generating PCL NVDR	498,600	2,780,908
Energy Absolute PCL NVDR[b]	5,328,200	4,405,384
Esso Thailand PCL NVDR[a,b]	6,435,600	2,380,917
Glow Energy PCL NVDR	1,957,900	4,335,097
Group Lease PCL[b]	1,557,500	2,531,846

25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Gunkul Engineering PCL NVDR[b]	12,856,260	$1,819,647
Hana Microelectronics PCL NVDR[b]	2,389,800	2,076,369
Home Product Center PCL NVDR	17,310,374	4,997,179
Indorama Ventures PCL NVDR	5,465,300	5,054,861
Inter Far East Energy Corp.[b]	6,442,100	798,052
IRPC PCL NVDR	37,082,800	5,030,361
Italian-Thai Development PCL NVDR[a,b]	8,705,200	1,232,115
Jasmine International PCL NVDR	14,469,600	3,082,133
Kasikornbank PCL Foreign	4,384,700	20,891,520
Kasikornbank PCL NVDR	2,140,500	10,168,717
KCE Electronics PCL NVDR[b]	1,285,900	4,342,857
Khon Kaen Sugar Industry PCL NVDR	11,501,386	1,289,411
Kiatnakin Bank PCL NVDR	1,774,600	2,747,983
Krung Thai Bank PCL NVDR	12,913,800	6,370,125
Krungthai Card PCL NVDR[b]	565,900	2,315,655
LPN Development PCL NVDR[b]	3,698,600	1,036,618
Major Cineplex Group PCL NVDR	1,646,900	1,477,061
Minor International PCL NVDR	8,147,860	8,563,594
Muangthai Leasing PCL[b]	3,288,600	2,511,648
PTG Energy PCL[b]	2,487,700	2,248,583
PTT Exploration & Production PCL NVDR	4,947,701	11,440,332
PTT Global Chemical PCL NVDR	7,409,500	12,979,267
PTT PCL NVDR	3,703,200	36,222,952
Quality Houses PCL NVDR[b]	21,747,617	1,548,198
Robinson Department Store PCL NVDR	2,104,200	3,892,353
Samart Corp. PCL NVDR[b]	2,795,400	1,010,683
Siam Cement PCL (The) Foreign	1,349,600	18,005,006
Siam Cement PCL (The) NVDR	165,800	2,211,937
Siam Commercial Bank PCL (The) NVDR	6,380,400	26,197,918
Siam Global House PCL NVDR[b]	5,593,492	2,665,098
Singha Estate PCL[a,b]	8,563,900	1,084,904
Sino-Thai Engineering & Construction PCL NVDR[b]	3,457,628	2,810,331
Sri Trang Agro-Industry PCL NVDR[b]	3,621,300	1,694,971
Srisawad Power 1979 PCL NVDR[b]	2,329,333	2,676,681
Supalai PCL NVDR[b]	3,005,600	1,920,646
Superblock PCL[a]	44,991,700	1,979,763

Security	Shares	Value
surGlobal Power Synergy Co. Ltd. NVDR[b]	2,153,000	$2,202,511
Thai Airways International PCL NVDR[a,b]	2,785,500	1,920,523
Thai Oil PCL NVDR	3,195,500	6,627,531
Thai Union Group PCL NVDR	7,524,600	4,365,510
Thai Vegetable Oil PCL NVDR	2,247,700	2,456,881
Thaicom PCL NVDR[b]	2,264,500	1,275,703
Thanachart Capital PCL NVDR	2,513,800	3,100,021
Thoresen Thai Agencies PCL NVDR[b]	3,963,723	1,083,151
TICON Industrial Connection PCL NVDR[b]	3,295,460	1,440,860
Tisco Financial Group PCL NVDR[b]	1,507,250	2,281,184
TMB Bank PCL NVDR	58,125,200	3,290,767
True Corp. PCL NVDR[b]	36,278,111	7,269,959
TTW PCL NVDR[b]	6,428,300	1,945,813
Unique Engineering & Construction PCL[b]	2,993,200	1,493,265
VGI Global Media PCL NVDR	12,466,400	1,781,938
Vibhavadi Medical Center PCL NVDR	26,258,500	2,119,550
WHA Corp. PCL NVDR[a,b]	28,777,700	2,419,684

		428,628,712
TURKEY — 1.03%
Akbank TAS	8,461,773	18,632,287
Aksa Akrilik Kimya Sanayii AS	428,418	1,117,025
Albaraka Turk Katilim Bankasi ASb	4,340,074	1,493,609
Anadolu Efes Biracilik ve Malt Sanayii AS	816,649	4,294,267
Arcelik AS	964,736	5,638,506
BIM Birlesik Magazalar AS	823,863	11,581,369
Cimsa Cimento Sanayi VE Ticaret AS	366,832	1,583,386
Coca-Cola Icecek AS	320,614	3,068,873
Dogus Otomotiv Servis ve Ticaret ASb	225,858	558,585
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,381,514	6,221,586
Eregli Demir ve Celik Fabrikalari TAS	5,337,430	7,331,806
Ford Otomotiv Sanayi AS	289,907	2,440,129

26

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Haci Omer Sabanci Holding AS	3,629,181	$9,271,939
Is Gayrimenkul Yatirim Ortakligi ASb	3,187,877	1,376,009
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	3,764,029	1,130,702
KOC Holding AS	2,458,563	8,927,062
Otokar Otomotiv Ve Savunma Sanayi ASb	50,556	1,816,524
Petkim Petrokimya Holding AS	3,155,624	3,359,201
Sekerbank TAS[a,b]	3,219,560	1,032,873
Soda Sanayii AS	1,277,901	1,688,314
TAV Havalimanlari Holding AS	741,586	2,796,520
Tekfen Holding ASb	899,381	1,592,173
Tofas Turk Otomobil Fabrikasi AS	500,321	3,128,465
Trakya Cam Sanayii ASb	2,146,177	1,758,854
Tupras Turkiye Petrol Rafinerileri AS	475,365	9,496,763
Turk Hava Yollari AOa,b	2,181,796	3,060,674
Turk Telekomunikasyon AS	1,925,217	3,105,008
Turkcell Iletisim Hizmetleri ASa	3,297,869	8,685,183
Turkiye Garanti Bankasi AS	8,737,175	18,576,180
Turkiye Halk Bankasi AS	2,392,798	6,134,127
Turkiye Is Bankasi Class C	5,784,043	8,130,858
Turkiye Sinai Kalkinma Bankasi AS	4,703,238	1,714,608
Turkiye Sise ve Cam Fabrikalari AS	3,221,287	3,119,072
Turkiye Vakiflar Bankasi Tao Class Db	3,099,186	3,769,134
Ulker Biskuvi Sanayi AS	602,316	3,030,200
Yapi ve Kredi Bankasi ASa	3,713,544	3,379,100
Yazicilar Holding ASb	329,915	1,177,718

		175,218,689
UNITED ARAB EMIRATES — 0.82%
Abu Dhabi Commercial Bank PJSC	7,409,160	12,507,124
Agthia Group PJSC	787,601	1,318,798
Air Arabia PJSC	8,420,649	2,911,696
Al Waha Capital PJSC	4,822,884	2,337,349
Aldar Properties PJSC	11,920,948	8,049,322
Amlak Finance PJSC[a]	3,327,753	1,105,370
Arabtec Holding PJSC[a]	8,759,695	3,100,482
Dana Gas PJSC[a]	14,404,774	2,157,079
Deyaar Development PJSC[a]	8,651,557	1,295,549

Security	Shares	Value
DP World Ltd.	637,322	$9,897,611
Dubai Islamic Bank PJSC	4,578,863	6,532,595
DXB Entertainments PJSC[a]	12,301,402	4,923,441
Emaar Malls PJSC	7,184,856	5,086,139
Emaar Properties PJSC	13,223,332	24,553,991
Emirates Telecommunications Group Co. PJSC	6,536,989	33,193,527
Eshraq Properties Co. PJSC[a]	5,863,437	1,580,463
First Gulf Bank PJSC	3,391,701	10,712,044
National Bank of Abu Dhabi PJSC	2,689,797	6,884,052
Orascom Construction Ltd.[a]	305,210	1,645,082
Union Properties PJSC[a]	2,427,591	604,113

		140,395,827

TOTAL COMMON STOCKS
(Cost: $16,685,537,576)		16,377,088,951

PREFERRED STOCKS — 3.78%

BRAZIL — 2.81%
Alpargatas SA	636,500	1,928,788
Banco ABC Brasil SA	381,575	1,556,758
Banco Bradesco SA	10,292,684	90,526,932
Banco do Estado do Rio Grande do Sul SA Class B	728,500	2,425,103
Bradespar SA	966,900	4,273,512
Braskem SA Class A	599,100	4,870,732
Centrais Eletricas Brasileiras SA Class B	850,000	7,119,143
Cia. Brasileira de Distribuicao	589,600	9,517,268
Cia. Energetica de Minas Gerais	2,778,420	6,489,140
Cia. Energetica de Sao Paulo Class B	739,900	2,863,353
Cia. Energetica do Ceara Class A	70,800	941,907
Cia. Paranaense de Energia Class B	385,200	3,296,834
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	386,500	1,000,958
Gerdau SA	3,413,400	13,673,783
Itau Unibanco Holding SA	12,041,613	126,094,291
Itausa-Investimentos Itau SA	14,498,945	36,906,405
Lojas Americanas SA	2,166,110	10,489,544

27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Marcopolo SA	2,276,700	$1,776,937
Metalurgica Gerdau SA	2,340,800	4,041,470
Petroleo Brasileiro SA	14,691,100	69,492,269
Suzano Papel e Celulose SA Class A	1,600,500	6,080,244
Telefonica Brasil SA	1,624,100	21,683,475
Vale SA	6,992,900	52,821,462

		479,870,308
CHILE — 0.08%
Embotelladora Andina SA Class B	990,938	3,713,165
Sociedad Quimica y Minera de Chile SA Series B	360,846	10,301,307

		14,014,472
COLOMBIA — 0.15%
Avianca Holdings SA	1,865,192	1,635,670
Bancolombia SA	1,720,906	14,640,905
Grupo Aval Acciones y Valores SA	14,500,406	5,527,688
Grupo de Inversiones Suramericana SA	336,796	3,786,670

		25,590,933
RUSSIA — 0.11%
Surgutneftegas OJSC	26,782,100	13,085,176
Transneft PJSC	2,068	5,653,975

		18,739,151
SOUTH KOREA — 0.63%
AmorePacific Corp.	34,977	5,819,278
Hyundai Motor Co.	80,895	6,629,093
Hyundai Motor Co. Series 2	139,147	11,819,252
LG Chem Ltd.	28,591	4,023,112
LG Household & Health Care Ltd.	8,385	3,575,487
Samsung Electronics Co. Ltd.	65,453	75,919,993

		107,786,215

TOTAL PREFERRED STOCKS
(Cost: $605,395,055)		646,001,079

WARRANTS — 0.00%

THAILAND — 0.00%
Group Lease PCL (Expires 07/31/18)[a,b]	137,266	78,867

		78,867

TOTAL WARRANTS
(Cost: $0)		78,867

Security	Shares	Value
RIGHTS — 0.00%

BRAZIL — 0.00%
Marcopolo SAa	87,131	$258

		258
CHILE — 0.00%
LATAM Airlines Group SAa	122,379	1,818

		1,818
CHINA — 0.00%
MMG Ltd.[a,b]	4,668,000	391,174

		391,174
INDONESIA — 0.00%
Jasa Marga Persero Tbk PTa	591,980	10,920
Siloam International Hospitals Tbk PTa	161,738	17,901

		28,821
SOUTH KOREA — 0.00%
Cosmax Inc.[a,b]	2,651	45,013
Lutronic Corp.[a]	1,378	6,071
Lutronic Corp. New[a,b]	6,550	—

		51,084

TOTAL RIGHTS
(Cost: $0)		473,155

SHORT-TERM INVESTMENTS — 6.66%

MONEY MARKET FUNDS — 6.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	1,136,660,963	1,137,001,961

		1,137,001,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,136,686,647)		1,137,001,961

28

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 106.39%
(Cost: $18,427,619,278)[h]	$18,160,644,013
Other Assets, Less Liabilities — (6.39)%	(1,091,593,571)

NET ASSETS — 100.00%	$17,069,050,442

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $18,943,454,479. Net unrealized depreciation was $782,810,466, of which $1,214,264,830 represented gross unrealized appreciation on securities and $1,997,075,296 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets E-Mini	1,056	Dec. 2016	ICE Futures U.S.	$46,180,089	$45,566,400	$(613,689)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
PHP	46,000,000	USD	924,716	SSB	12/05/2016	$(576)

				Net unrealized depreciation		$(576)

Counterparties:

SSB — State Street Bank London

Currency abbreviations:

PHP — Philippine Peso

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,353,548,848	$20,484,508	$3,055,595	$16,377,088,951
Preferred stocks	646,001,079	—	—	646,001,079
Warrants	78,867	—	—	78,867
Rights	438,263	34,892	—	473,155
Money market funds	1,137,001,961	—	—	1,137,001,961

Total	$18,137,069,018	$20,519,400	$3,055,595	$18,160,644,013

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(613,689)	—	—	(613,689)
Forward currency contracts	—	(576)	—	(576)

Total	$(613,689)	$(576)	$—	$(614,265)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

29

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.96%

EXCHANGE-TRADED FUNDS — 99.96%
iShares MSCI Emerging Markets ETF[a,b]	4,406,874	$156,444,027

		156,444,027

TOTAL INVESTMENT COMPANIES
(Cost: $176,346,183)		156,444,027

SHORT-TERM INVESTMENTS — 22.92%

MONEY MARKET FUNDS — 22.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	35,771,610	35,782,342
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	85,169	85,169

		35,867,511

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,862,324)		35,867,511

TOTAL INVESTMENTS IN SECURITIES — 122.88%
(Cost: $212,208,507)[f]		192,311,538
Other Assets, Less Liabilities — (22.88)%		(35,804,956)

NET ASSETS — 100.00%		$156,506,582

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $218,781,076. Net unrealized depreciation was $26,469,538, of which $5,186 represented gross unrealized appreciation on securities and $26,474,724 represented gross unrealized depreciation on securities.

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

November 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Emerging Markets ETF	4,928,896	119,657	(641,679)	4,406,874	$156,444,027	$—	$1,282,311

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	3,331,000	USD	977,541	BNP	12/05/2016	$6,485
BRL	580,000	USD	170,338	MS	12/05/2016	1,003
BRL	39,318,000	USD	11,530,206	SSB	12/05/2016	84,911
EUR	2,661,000	USD	2,816,993	MS	12/05/2016	3,540
HKD	118,000	USD	15,213	BNP	12/05/2016	—
HKD	5,043,000	USD	650,085	MS	12/05/2016	89
INR	9,542,000	USD	138,829	BNP	12/05/2016	434
INR	895,948,000	USD	13,032,919	MS	12/05/2016	43,184
KRW	86,776,000	USD	73,940	MS	12/05/2016	65
KRW	34,141,136,000	USD	29,099,626	SSB	12/05/2016	16,805
MXN	168,747,000	USD	8,150,495	BNP	12/05/2016	47,562
MXN	1,008,000	USD	48,719	MS	12/05/2016	251
RUB	250,000	USD	3,817	BNP	12/05/2016	79
RUB	2,930,000	USD	44,785	MS	12/05/2016	878
RUB	323,113,000	USD	4,935,577	SSB	12/05/2016	100,017
TWD	16,803,000	USD	525,348	MS	12/05/2016	1,434
USD	1,409,398	BRL	4,505,000	BNP	12/05/2016	78,555
USD	180,382	BRL	580,000	MS	12/05/2016	9,041
USD	13,060,517	BRL	41,825,000	SSB	12/05/2016	704,796
USD	2,683,502	CLP	1,779,162,000	BNP	12/05/2016	52,170
USD	171,242	EUR	156,000	BNP	12/05/2016	5,889
USD	3,088,388	EUR	2,824,000	MS	12/05/2016	95,082
USD	35,350,298	HKD	274,085,000	BNP	12/05/2016	13,621
USD	1,267,420	HKD	9,826,000	MS	12/05/2016	593
USD	191,120	INR	12,815,000	BNP	12/05/2016	4,089
USD	14,408,344	INR	967,016,000	MS	12/05/2016	295,025
USD	340,365	KRW	390,143,000	BNP	12/05/2016	7,641
USD	75,771	KRW	86,776,000	MS	12/05/2016	1,766
USD	32,165,065	KRW	36,824,175,000	SSB	12/05/2016	760,471
USD	9,463,264	MXN	178,820,000	BNP	12/05/2016	775,840
USD	82,312	MXN	1,556,000	MS	12/05/2016	6,718
USD	36,512	RUB	2,331,000	BNP	12/05/2016	184
USD	63,532	RUB	4,033,000	MS	12/05/2016	679
USD	5,091,200	RUB	323,113,000	SSB	12/05/2016	55,606
USD	52,574	TRY	164,000	BNP	12/05/2016	4,881
USD	28,820	TRY	99,000	MS	12/05/2016	30
USD	1,977,344	TRY	6,214,000	SSB	12/05/2016	170,232
USD	479,531	TWD	15,157,000	BNP	12/05/2016	4,351
USD	29,314,349	TWD	929,558,000	MS	12/05/2016	172,250

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

November 30, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	12,605,417	ZAR	176,167,000	BNP	12/05/2016	$98,317
USD	285,829	ZAR	4,004,000	MS	12/05/2016	1,562
USD	150,107	ZAR	2,100,000	SSB	12/05/2016	1,016
ZAR	2,970,000	USD	205,303	BNP	12/05/2016	5,554
BRL	1,428,000	USD	416,980	BNP	01/10/2017	498
USD	59,534	EUR	56,000	BNP	01/10/2017	54
USD	32,627,927	HKD	253,010,000	BNP	01/10/2017	417
USD	197,180	HKD	1,529,000	MS	01/10/2017	4
USD	73,914	KRW	86,776,000	MS	01/10/2017	225
USD	29,088,469	KRW	34,141,136,000	SSB	01/10/2017	96,623
USD	30,489	MXN	629,000	BNP	01/10/2017	61
USD	27,755	TRY	96,000	BNP	01/10/2017	58
USD	1,667,246	TRY	5,760,000	SSB	01/10/2017	5,445
USD	271,827	TWD	8,663,000	BNP	01/10/2017	634
USD	26,868,499	TWD	857,132,000	MS	01/10/2017	36,126
USD	11,340,189	ZAR	159,484,000	BNP	01/10/2017	99,413

						3,872,254

BRL	1,174,000	USD	365,663	BNP	12/05/2016	(18,846)
BRL	2,507,000	USD	772,542	SSB	12/05/2016	(31,938)
CLP	1,779,162,000	USD	2,631,847	BNP	12/05/2016	(515)
EUR	156,000	USD	167,712	BNP	12/05/2016	(2,360)
EUR	163,000	USD	179,631	MS	12/05/2016	(6,858)
HKD	273,967,000	USD	35,325,628	BNP	12/05/2016	(4,164)
HKD	4,783,000	USD	616,817	MS	12/05/2016	(165)
INR	3,273,000	USD	48,764	BNP	12/05/2016	(996)
INR	71,068,000	USD	1,058,909	MS	12/05/2016	(21,692)
KRW	1,033,194,000	USD	902,380	BNP	12/05/2016	(21,246)
KRW	2,683,039,000	USD	2,322,538	SSB	12/05/2016	(34,374)
MXN	10,073,000	USD	515,425	BNP	12/05/2016	(26,059)
MXN	548,000	USD	28,910	MS	12/05/2016	(2,287)
RUB	2,081,000	USD	32,774	BNP	12/05/2016	(343)
RUB	1,103,000	USD	17,243	MS	12/05/2016	(53)
TRY	164,000	USD	49,628	BNP	12/05/2016	(1,935)
TRY	99,000	USD	31,626	MS	12/05/2016	(2,835)
TRY	6,214,000	USD	1,821,448	SSB	12/05/2016	(14,337)
TWD	15,157,000	USD	477,015	BNP	12/05/2016	(1,835)
TWD	912,755,000	USD	28,648,050	MS	12/05/2016	(32,734)
USD	548,028	KRW	643,051,000	BNP	12/05/2016	(382)
ZAR	173,197,000	USD	12,435,680	BNP	12/05/2016	(139,438)
ZAR	4,004,000	USD	290,487	MS	12/05/2016	(6,220)
ZAR	2,100,000	USD	150,387	SSB	12/05/2016	(1,296)
CLP	34,931,000	USD	51,827	BNP	01/10/2017	(301)
EUR	13,000	USD	13,820	BNP	01/10/2017	(13)
INR	42,417,000	USD	616,571	BNP	01/10/2017	(594)
KRW	1,061,334,000	USD	904,326	BNP	01/10/2017	(3,066)
MXN	345,000	USD	16,775	BNP	01/10/2017	(85)
TRY	163,000	USD	47,118	BNP	01/10/2017	(91)
TRY	99,000	USD	28,594	MS	01/10/2017	(32)
TWD	10,296,000	USD	323,062	BNP	01/10/2017	(748)
USD	746,285	BRL	2,574,000	BNP	01/10/2017	(6,230)
USD	168,438	BRL	580,000	MS	01/10/2017	(1,126)
USD	11,394,317	BRL	39,299,000	SSB	01/10/2017	(94,827)
USD	2,573,343	CLP	1,745,285,000	BNP	01/10/2017	(1,117)
USD	26,550	EUR	25,000	BNP	01/10/2017	(4)
USD	2,823,096	EUR	2,661,000	MS	01/10/2017	(3,289)
USD	893,178	HKD	6,927,000	BNP	01/10/2017	(110)

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

November 30, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	271,158	INR	18,702,000	BNP	01/10/2017	$(431)
USD	12,971,594	INR	895,948,000	MS	01/10/2017	(39,307)
USD	139,796	KRW	164,717,000	BNP	01/10/2017	(78)
USD	5,370,238	MXN	111,571,000	BNP	01/10/2017	(27,094)
USD	48,481	MXN	1,008,000	MS	01/10/2017	(282)
USD	417,659	RUB	27,209,000	BNP	01/10/2017	(3,174)
USD	44,441	RUB	2,930,000	MS	01/10/2017	(876)
USD	4,522,757	RUB	298,615,000	SSB	01/10/2017	(95,827)
USD	12,447	TWD	398,000	BNP	01/10/2017	(12)
USD	66,870	ZAR	951,000	BNP	01/10/2017	(158)
ZAR	2,480,000	USD	175,443	BNP	01/10/2017	(647)
ZAR	4,004,000	USD	283,771	MS	01/10/2017	(1,561)
ZAR	2,100,000	USD	149,031	SSB	01/10/2017	(1,019)

						(655,007)

				Net unrealized appreciation		$3,217,247

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

SSB — State Street Bank London

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Please Update Fundsuite Currencies

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$156,444,027	$—	$—	$156,444,027
Money market funds	35,867,511	—	—	35,867,511

Total	$192,311,538	$—	$—	$192,311,538

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$3,872,254	$—	$3,872,254
Liabilities:
Forward currency contracts	—	(655,007)	—	(655,007)

Total	$—	$3,217,247	$—	$3,217,247

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

33

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.77%

EXCHANGE-TRADED FUNDS — 99.77%
iShares Edge MSCI Min Vol Emerging Markets ETF[a]	118,321	$5,942,080

		5,942,080

TOTAL INVESTMENT COMPANIES
(Cost: $5,970,769)		5,942,080

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	3,227	3,227

		3,227

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,227)		3,227

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $5,973,996)[d]		5,945,307
Other Assets, Less Liabilities — 0.18%		10,456

NET ASSETS — 100.00%		$5,955,763

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $5,986,161. Net unrealized depreciation was $40,854, of which $ — represented gross unrealized appreciation on securities and $40,854 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Emerging Markets ETF	115,665	3,222	(566)	118,321	$5,942,080	$—	$990

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	363,000	USD	106,488	SCB	12/05/2016	$747
CLP	167,896,000	USD	248,293	SCB	12/05/2016	20
INR	18,131,000	USD	263,820	SCB	12/05/2016	797
MXN	5,164,000	USD	248,903	BNP	12/05/2016	1,974
MXN	3,489,000	USD	168,483	CITI	12/05/2016	1,019
RUB	2,066,000	USD	31,558	SCB	12/05/2016	640
USD	112,272	BRL	360,000	DB	12/05/2016	5,923
USD	1,564	BRL	5,000	SOC	12/05/2016	87
USD	253,237	CLP	167,896,000	BNP	12/05/2016	4,923
USD	1,248,308	HKD	9,678,000	RBS	12/05/2016	562
USD	266,683	INR	17,896,000	JPM	12/05/2016	5,496
USD	3,877	INR	260,000	SOC	12/05/2016	83
USD	1,259,554	KRW	1,443,701,000	JPM	12/05/2016	28,329
USD	7,852	KRW	9,006,000	SOC	12/05/2016	171
USD	7,204	MXN	136,000	MS	12/05/2016	597
USD	455,129	MXN	8,593,000	RBS	12/05/2016	37,664
USD	1,272	PLN	5,000	BBP	12/05/2016	83
USD	178,309	PLN	708,000	MS	12/05/2016	9,866
USD	30,272	RUB	1,922,000	DB	12/05/2016	319
USD	2,695	RUB	172,000	SOC	12/05/2016	14
USD	1,890,363	TWD	59,830,000	NSI	12/05/2016	14,664
USD	29,362	TWD	928,000	SOC	12/05/2016	269
USD	127,988	ZAR	1,787,000	BBP	12/05/2016	1,119
BRL	26,000	USD	7,592	BNP	01/10/2017	10
RUB	3,000	USD	46	JPM	01/10/2017	—
USD	1,212,335	HKD	9,401,000	HSBC	01/10/2017	7
USD	3,998	HKD	31,000	MS	01/10/2017	—
USD	1,229,297	KRW	1,440,552,000	SCB	01/10/2017	6,014
USD	1,215	MXN	25,000	MS	01/10/2017	5
USD	436	MXN	9,000	SSB	01/10/2017	—
USD	170,350	PLN	713,000	CITI	01/10/2017	787
USD	8,954	TWD	286,000	JPM	01/10/2017	1
USD	1,904,952	TWD	60,647,000	SCB	01/10/2017	6,408
USD	126,207	ZAR	1,774,000	MS	01/10/2017	1,171

						129,769

BRL	2,000	USD	621	MS	12/05/2016	(30)
HKD	9,401,000	USD	1,212,097	HSBC	12/05/2016	(64)
HKD	277,000	USD	35,727	MS	12/05/2016	(14)
INR	25,000	USD	373	MS	12/05/2016	(8)
KRW	12,155,000	USD	10,615	MS	12/05/2016	(249)
KRW	1,440,552,000	USD	1,229,665	SCB	12/05/2016	(1,125)
MXN	76,000	USD	4,007	BBP	12/05/2016	(315)
PLN	713,000	USD	170,420	CITI	12/05/2016	(787)
RUB	28,000	USD	438	MS	12/05/2016	(1)
TWD	111,000	USD	3,519	MS	12/05/2016	(39)
TWD	60,647,000	USD	1,904,892	SCB	12/05/2016	(3,579)
ZAR	20,000	USD	1,475	BBP	12/05/2016	(55)
ZAR	1,767,000	USD	126,714	MS	12/05/2016	(1,264)
CLP	1,857,000	USD	2,758	BNP	01/10/2017	(19)
INR	278,000	USD	4,042	HSBC	01/10/2017	(5)
KRW	63,383,000	USD	53,953	HSBC	01/10/2017	(130)
PLN	6,000	USD	1,431	MS	01/10/2017	(4)

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

November 30, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
TWD	880,000	USD	27,614	JPM	01/10/2017	$(66)
USD	105,300	BRL	363,000	SCB	01/10/2017	(824)
USD	247,561	CLP	167,896,000	SCB	01/10/2017	(101)
USD	11,477	HKD	89,000	MS	01/10/2017	(1)
USD	929	INR	64,000	HSBC	01/10/2017	—
USD	262,662	INR	18,131,000	SCB	01/10/2017	(636)
USD	8,680	KRW	10,229,000	HSBC	01/10/2017	(6)
USD	167,717	MXN	3,489,000	CITI	01/10/2017	(1,066)
USD	475	PLN	2,000	SSB	01/10/2017	—
USD	1,328	RUB	86,000	JPM	01/10/2017	(2)
USD	31,315	RUB	2,066,000	SCB	01/10/2017	(639)
USD	704	ZAR	10,000	SSB	01/10/2017	(1)

						(11,030)

				Net unrealized appreciation		$118,739

Counterparties:

BNP — BNP Paribas SA

BBP — Barclays Bank PLC Wholesale

CITI — Citibank N.A. London

DB — Deutsche Bank AG

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NSI — Normura Securities International Inc.

RBS — Royal Bank of Scotland

SOC — Societe Generale

SCB — Standard Chartered Bank

SSB — State Street Bank London

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

RUB — New Russian Ruble

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$5,942,080	$—	$—	$5,942,080
Money market funds	3,227	—	—	3,227

Total	$5,945,307	$—	$—	$5,945,307

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$129,769	$—	$129,769
Liabilities:
Forward currency contracts	—	(11,030)	—	(11,030)

Total	$—	$118,739	$—	$118,739

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

36

Consolidated Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.38%

BRAZIL — 2.57%
Ambev SA	4,491,600	$22,773,375
BRF SA	306,500	4,680,185
CETIP SA — Mercados Organizados	553,000	7,252,352
Cielo SA	3,508,697	30,828,817
CPFL Energia SA	1,264,000	9,215,149
EDP — Energias do Brasil SA	553,000	2,318,267
Equatorial Energia SA	632,000	9,807,444
Raia Drogasil SA	709,200	13,521,451
TOTVS SA	269,971	1,716,800

		102,113,840
CHILE — 3.63%
Aguas Andinas SA Series A	51,097,969	32,026,101
Banco de Chile	471,008,289	53,416,630
Banco de Credito e Inversiones	102,306	5,126,472
Cia. Cervecerias Unidas SA	270,250	2,719,766
Colbun SA	26,147,417	5,011,928
Empresas COPEC SA	377,653	3,665,375
Enel Generacion Chile SA	7,597,896	4,756,629
SACI Falabella	4,748,489	37,527,914

		144,250,815
CHINA — 22.30%
3SBio Inc.[a,b,c]	6,698,000	7,124,016
AAC Technologies Holdings Inc.	2,758,000	24,960,724
Agricultural Bank of China Ltd. Class H	32,308,000	13,536,901
Alibaba Group Holding Ltd. ADR[a]	59,100	5,556,582
ANTA Sports Products Ltd.[c]	4,728,000	13,867,069
Baidu Inc.[a]	53,584	8,945,849
Bank of China Ltd. Class H	80,376,000	36,578,585
Bank of Communications Co. Ltd. Class H	5,408,000	4,155,361
Beijing Capital International Airport Co. Ltd. Class H	9,254,000	9,126,762
Beijing Enterprises Water Group Ltd.[c]	3,152,000	2,279,685
China CITIC Bank Corp. Ltd. Class H	8,668,000	5,654,513
China Communications Services Corp. Ltd. Class H	18,912,000	11,142,418

Security	Shares	Value
China Construction Bank Corp. Class H	44,916,000	$33,469,923
China Everbright Bank Co. Ltd. Class H	24,152,000	11,458,472
China Gas Holdings Ltd.[c]	1,444,000	1,910,031
China Huarong Asset Management Co. Ltd.[a,b]	7,880,000	3,169,616
China Huishan Dairy Holdings Co. Ltd.[c]	81,164,000	30,345,007
China Medical System Holdings Ltd.[c]	9,456,000	15,774,934
China Mengniu Dairy Co. Ltd.	8,668,000	17,768,134
China Merchants Port Holdings Co. Ltd.	1,444,000	3,626,452
China Minsheng Banking Corp. Ltd. Class H	2,704,100	3,053,885
China Mobile Ltd.	4,334,000	47,297,880
China Petroleum & Chemical Corp. Class H	27,998,000	19,563,750
China Resources Beer Holdings Co. Ltd.[a]	6,304,000	13,344,895
China Resources Gas Group Ltd.[c]	6,130,000	18,176,661
China Resources Power Holdings Co. Ltd.	3,006,000	4,944,990
China Telecom Corp. Ltd. Class H	4,728,000	2,285,781
COSCO SHIPPING Ports Ltd.	6,082,000	6,366,903
CSPC Pharmaceutical Group Ltd.	28,368,000	30,464,884
Fullshare Holdings Ltd.	38,785,000	20,650,932
Guangdong Investment Ltd.	36,248,000	50,750,424
Hengan International Group Co. Ltd.[c]	3,485,000	27,429,270
Industrial & Commercial Bank of China Ltd. Class H	40,188,000	24,610,238
Jiangsu Expressway Co. Ltd. Class H	24,942,000	33,248,926
Lenovo Group Ltd.[c]	7,880,000	4,886,491
Netease Inc.	102,440	22,956,804
New Oriental Education & Technology Group Inc. ADR[a]	216,700	10,871,839
PetroChina Co. Ltd. Class H	4,568,000	3,103,577
Semiconductor Manufacturing International Corp.[a,c]	162,328,000	21,973,971
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,916,000	4,088,074

37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,868,000	$16,899,740
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,430,500	8,579,954
Shenzhou International Group Holdings Ltd.	7,316,000	44,990,195
Sino Biopharmaceutical Ltd.	25,216,000	17,294,724
Sinopharm Group Co. Ltd. Class H	913,600	4,263,738
Sun Art Retail Group Ltd.[c]	16,154,000	13,703,509
TAL Education Group Class A ADR[a]	360,904	27,619,983
Tencent Holdings Ltd.	2,364,000	59,034,093
TravelSky Technology Ltd. Class H	7,092,000	14,866,717
Tsingtao Brewery Co. Ltd. Class H	1,836,000	7,243,024
Want Want China Holdings Ltd.[a]	3,940,000	2,514,359
Yum China Holdings Inc.[a]	405,032	11,389,500
Zhejiang Expressway Co. Ltd. Class H	25,216,000	26,949,861
Zijin Mining Group Co. Ltd. Class H	4,728,000	1,584,808

		887,455,414
COLOMBIA — 0.15%
Corp. Financiera Colombiana SA	498,119	5,740,634

		5,740,634
CZECH REPUBLIC — 0.54%
CEZ AS	118,200	1,919,789
Komercni Banka AS	327,808	10,847,621
Moneta Money Bank ASa,b	703,100	2,296,059
O2 Czech Republic AS	686,348	6,304,312

		21,367,781
EGYPT — 0.34%
Commercial International Bank Egypt SAE	3,510,608	13,592,126

		13,592,126
HUNGARY — 0.88%
MOL Hungarian Oil & Gas PLC	204,880	12,804,516
Richter Gedeon Nyrt	1,115,808	22,281,300

		35,085,816

Security	Shares	Value
INDIA — 6.13%
Asian Paints Ltd.	1,870,720	$26,507,512
Aurobindo Pharma Ltd.	488,560	5,287,521
Cadila Healthcare Ltd.	345,230	2,026,019
Cipla Ltd.	354,600	2,935,273
Coal India Ltd.	545,296	2,458,450
Dabur India Ltd.	6,891,848	28,549,503
Divi’s Laboratories Ltd.	1,012,580	17,367,234
Dr. Reddy’s Laboratories Ltd.	169,420	7,912,741
HCL Technologies Ltd.	771,452	9,059,206
Hindustan Unilever Ltd.	1,141,812	14,078,950
Infosys Ltd.	2,045,648	29,155,040
Lupin Ltd.	173,800	3,820,993
Marico Ltd.	3,267,048	12,058,909
Sun Pharmaceuticals Industries Ltd.	1,549,996	16,073,105
Tata Consultancy Services Ltd.	936,144	31,128,462
Tech Mahindra Ltd.	1,072,468	7,602,183
Titan Co. Ltd.	576,700	2,725,571
Wipro Ltd.	3,709,116	25,210,996

		243,957,668
INDONESIA — 4.48%
Bank Central Asia Tbk PT	39,951,600	42,155,165
Gudang Garam Tbk PT	853,200	4,092,086
Hanjaya Mandala Sampoerna Tbk PT	39,163,600	10,981,124
Indofood CBP Sukses Makmur Tbk PT	9,771,200	6,236,553
Indofood Sukses Makmur Tbk PT	17,808,800	9,954,006
Jasa Marga Persero Tbk PT	5,358,400	1,640,831
Kalbe Farma Tbk PT	169,026,000	18,707,914
Telekomunikasi Indonesia Persero Tbk PT	160,200,400	44,682,347
Tower Bersama Infrastructure Tbk PT	11,583,600	4,743,699
Unilever Indonesia Tbk PT	11,662,400	34,873,179

		178,066,904
MALAYSIA — 7.44%
Berjaya Sports Toto Bhd	2,836,898	1,988,242
DiGi.Com Bhd[c]	3,861,200	4,210,489
HAP Seng Consolidated Bhd	1,185,000	2,106,785
Hartalega Holdings Bhd	1,891,200	2,074,984
Hong Leong Bank Bhd	10,165,200	30,272,539

38

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
IHH Healthcare Bhd	40,660,800	$60,089,852
Malayan Banking Bhd[c]	23,324,800	40,580,765
Maxis Bhd[c]	21,276,000	28,441,048
Petronas Chemicals Group Bhd	7,486,000	11,448,585
Petronas Dagangan Bhd	1,182,000	6,087,327
Petronas Gas Bhd	6,146,400	28,874,042
Public Bank Bhd	11,820,080	51,822,026
Telekom Malaysia Bhd[c]	8,274,000	11,430,940
Tenaga Nasional Bhd	4,334,000	13,625,025
Westports Holdings Bhd	3,239,000	3,169,375

		296,222,024
MEXICO — 3.20%
Arca Continental SAB de CV	4,447,400	23,583,331
Coca-Cola Femsa SAB de CV Series L	697,000	4,409,936
El Puerto de Liverpool SAB de CV Series C1	3,650,420	28,941,247
Fibra Uno Administracion SA de CV	1,634,200	2,536,013
Gruma SAB de CV Series B	748,600	8,995,632
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,836,800	24,278,214
Grupo Aeroportuario del Sureste SAB de CV Series B	500,380	7,263,545
Grupo Bimbo SAB de CV	931,300	2,153,965
Infraestructura Energetica Nova SAB de CV	1,812,400	8,021,569
Wal-Mart de Mexico SAB de CV	9,377,200	17,290,966

		127,474,418
PERU — 1.18%
Cia. de Minas Buenaventura SAA ADR	325,444	3,635,209
Credicorp Ltd.	276,588	43,338,574

		46,973,783
PHILIPPINES — 3.67%
Aboitiz Equity Ventures Inc.	18,644,080	27,461,871
Aboitiz Power Corp.	30,180,400	26,035,374
Bank of the Philippine Islands	14,514,964	26,268,787
BDO Unibank Inc.	10,259,760	23,106,638
Jollibee Foods Corp.	5,074,720	22,021,407
Metropolitan Bank & Trust Co.	5,539,641	8,354,576
Robinsons Land Corp.	3,230,800	1,672,896
Security Bank Corp.	591,000	2,156,978

Security	Shares	Value
Universal Robina Corp.	2,592,520	$8,857,212

		145,935,739
POLAND — 1.25%
Bank Pekao SA	456,252	12,864,586
Bank Zachodni WBK SA	93,602	6,532,189
Cyfrowy Polsat SAa	611,832	3,524,706
Eurocash SA	177,891	1,651,583
Grupa Lotos SAa	334,754	2,945,832
PGE Polska Grupa Energetyczna SA	6,119,608	13,547,062
Polski Koncern Naftowy ORLEN SA	483,085	8,809,973

		49,875,931
QATAR — 2.47%
Commercial Bank QSC (The)	968,453	8,777,037
Doha Bank QSC	435,810	4,021,536
Masraf Al Rayan QSC	265,556	2,465,064
Qatar Electricity & Water Co. QSC	574,452	33,603,833
Qatar Gas Transport Co. Ltd.	500,940	3,177,995
Qatar Insurance Co. SAQ	501,956	11,855,492
Qatar Islamic Bank SAQ	718,656	19,618,369
Qatar National Bank SAQ	365,148	14,932,038

		98,451,364
RUSSIA — 0.28%
Rosneft PJSC	371,300	1,968,480
Rosneft PJSC GDR[d]	1,735,682	9,129,687

		11,098,167
SOUTH AFRICA — 1.86%
Bidvest Group Ltd. (The)	431,539	5,009,406
Fortress Income Fund Ltd. Class A	7,974,560	9,227,492
New Europe Property Investments PLC	1,013,368	11,629,755
Pick n Pay Stores Ltd.	2,257,620	10,542,669
SPAR Group Ltd. (The)	819,520	11,072,029
Tiger Brands Ltd.	91,408	2,568,254
Vodacom Group Ltd.	2,321,448	23,953,884

		74,003,489
SOUTH KOREA — 10.02%
AmorePacific Group	59,100	6,521,449
Cheil Worldwide Inc.	218,276	2,791,349

39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
CJ CheilJedang Corp.	14,972	$4,917,880
CJ Korea Express Corp.[a,c]	59,100	9,301,912
Coway Co. Ltd.	81,164	5,866,608
Dongbu Insurance Co. Ltd.	523,232	32,672,628
E-MART Inc.	29,944	4,815,424
Hyundai Marine & Fire Insurance Co. Ltd.	453,100	14,107,900
Kakao Corp.[c]	40,188	2,671,064
Kangwon Land Inc.	833,704	25,423,675
Kia Motors Corp.	261,616	8,369,564
Korea Electric Power Corp.	396,364	15,765,729
KT Corp.	262,836	6,711,137
KT&G Corp.	453,888	40,766,640
LG Display Co. Ltd.	108,744	2,604,535
Lotte Confectionery Co. Ltd.	28,368	4,331,455
Lotte Shopping Co. Ltd.	14,972	2,779,115
NAVER Corp.	55,160	37,652,521
NCsoft Corp.	78,800	18,334,203
S-1 Corp.	373,512	30,320,593
Samsung Electronics Co. Ltd.	14,976	22,366,961
Samsung Fire & Marine Insurance Co. Ltd.	106,380	26,662,110
Samsung Life Insurance Co. Ltd.	302,592	29,507,282
SK Hynix Inc.	333,324	12,231,812
SK Telecom Co. Ltd.	152,872	29,553,118
Yuhan Corp.	10,244	1,726,246

		398,772,910
TAIWAN — 17.47%
Advanced Semiconductor Engineering Inc.	3,074,000	3,303,250
Advantech Co. Ltd.	3,065,481	24,669,654
Asia Cement Corp.	5,516,125	4,854,495
Asustek Computer Inc.	1,851,000	15,331,597
Chicony Electronics Co. Ltd.	10,963,801	25,833,196
China Airlines Ltd.	40,976,828	12,290,606
Chunghwa Telecom Co. Ltd.	17,336,000	58,470,179
Delta Electronics Inc.	2,603,000	13,066,859
EVA Airways Corp.	7,302,643	3,585,679
Far EasTone Telecommunications Co. Ltd.	21,276,000	49,263,289
First Financial Holding Co. Ltd.	65,404,627	34,474,249
Formosa Chemicals & Fibre Corp.	788,300	2,470,780
Formosa Petrochemical Corp.	7,751,000	26,142,268
Formosa Plastics Corp.	6,407,840	18,254,694

Security	Shares	Value
Formosa Taffeta Co. Ltd.	10,905,000	$10,195,746
Foxconn Technology Co. Ltd.	3,940,331	10,335,132
Hon Hai Precision Industry Co. Ltd.	14,762,125	37,978,673
Hua Nan Financial Holdings Co. Ltd.	57,751,033	29,352,955
Lite-On Technology Corp.	22,852,752	36,064,802
Novatek Microelectronics Corp.	722,000	2,401,155
OBI Pharma Inc.[a]	210,000	1,851,410
Powertech Technology Inc.	3,065,000	7,875,741
President Chain Store Corp.	3,073,000	23,091,127
Quanta Computer Inc.	3,152,000	5,874,213
Siliconware Precision Industries Co. Ltd.	15,800,000	23,918,363
Standard Foods Corp.	1,933,497	4,586,088
Synnex Technology International Corp.	16,548,000	16,925,448
TaiMed Biologics Inc.[a]	349,000	1,954,523
Taiwan Business Bank	18,206,967	4,609,865
Taiwan Cooperative Financial Holding Co. Ltd.	111,248,321	49,039,592
Taiwan Mobile Co. Ltd.	16,548,000	55,812,443
Taiwan Semiconductor Manufacturing Co. Ltd.	10,244,000	58,816,302
Transcend Information Inc.	3,940,000	10,804,003
United Microelectronics Corp.	8,668,000	3,059,486
WPG Holdings Ltd.	6,970,000	8,626,941

		695,184,803
THAILAND — 6.93%
Advanced Info Service PCL NVDR	2,102,800	8,516,224
Airports of Thailand PCL NVDR	1,712,300	19,292,440
Bangkok Dusit Medical Services PCL NVDR	44,241,800	28,891,491
Bangkok Expressway & Metro PCL	82,403,800	17,899,058
BTS Group Holdings PCL NVDR	118,299,100	28,845,757
Bumrungrad Hospital PCL NVDR	3,508,600	18,880,623
Central Pattana PCL NVDR[c]	1,556,100	2,464,150
CP ALL PCL NVDR	17,866,000	30,169,327
Delta Electronics Thailand PCL NVDR	10,133,400	21,513,896
Electricity Generating PCL NVDR	2,726,900	15,209,100
Energy Absolute PCL NVDR[c]	6,712,100	5,549,600

40

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Glow Energy PCL NVDR	4,053,100	$8,974,198
Home Product Center PCL NVDR	29,419,400	8,492,827
Kasikornbank PCL NVDR[c]	1,659,600	7,884,141
KCE Electronics PCL NVDR	5,437,200	18,362,998
Minor International PCL NVDR[c]	3,821,700	4,016,697
Robinson Department Store PCL NVDR	3,821,700	7,069,387
Siam Cement PCL (The) Foreign	1,339,600	17,871,596
Thai Oil PCL NVDR	2,885,200	5,983,963

		275,887,473
UNITED ARAB EMIRATES — 2.59%
Abu Dhabi Commercial Bank PJSC	2,064,902	3,485,683
DP World Ltd.	1,126,840	17,499,825
Dubai Islamic Bank PJSC	4,513,664	6,439,577
DXB Entertainments PJSC[a]	4,165,670	1,667,243
Emirates Telecommunications Group Co. PJSC	4,498,029	22,840,095
First Gulf Bank PJSC	7,499,954	23,687,182
National Bank of Abu Dhabi PJSC	10,723,892	27,445,876

		103,065,481

TOTAL COMMON STOCKS
(Cost: $3,932,542,636)		3,954,576,580

PREFERRED STOCKS — 0.48%

COLOMBIA — 0.22%
Grupo de Inversiones Suramericana SA	779,333	8,762,210

		8,762,210
RUSSIA — 0.19%
Transneft PJSC	2,799	7,652,550

		7,652,550
SOUTH KOREA — 0.07%
Samsung Electronics Co. Ltd.	2,364	2,742,042

		2,742,042

TOTAL PREFERRED STOCKS
(Cost: $18,030,337)		19,156,802

Security	Shares	Value
RIGHTS — 0.00%

INDONESIA — 0.00%
Jasa Marga Persero Tbk PTa	382,996	$7,065

		7,065

TOTAL RIGHTS
(Cost: $0)		7,065

SHORT-TERM INVESTMENTS — 2.58%

MONEY MARKET FUNDS — 2.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	102,528,872	102,559,631

		102,559,631

TOTAL SHORT-TERM INVESTMENTS
(Cost: $102,535,449)		102,559,631

TOTAL INVESTMENTS IN SECURITIES — 102.44%
(Cost: $4,053,108,422)[h]		4,076,300,078
Other Assets, Less Liabilities — (2.44)%		(96,937,613)

NET ASSETS — 100.00%		$3,979,362,465

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $4,128,027,794. Net unrealized depreciation was $51,727,716, of which $270,469,931 represented gross unrealized appreciation on securities and $322,197,647 represented gross unrealized depreciation on securities.

41

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

November 30, 2016

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	20,255,811	PHP	1,008,000,000	SSB	12/05/2016	$5,087
USD	7,874,965	PHP	392,000,000	SSB	12/05/2016	(316)

				Net unrealized appreciation		$4,771

Counterparties:

SSB — State Street Bank London

Currency abbreviations:

PHP — Philippine Peso

USD — United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,937,676,840	$16,899,740	$—	$3,954,576,580
Preferred stocks	19,156,802	—	—	19,156,802
Rights	—	7,065	—	7,065
Money market funds	102,559,631	—	—	102,559,631

Total	$4,059,393,273	$16,906,805	$—	$4,076,300,078

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$5,087	$—	$5,087
Liabilities:
Forward currency contracts	—	(316)	—	(316)

Total	$—	$4,771	$—	$4,771

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

42

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.56%

BELGIUM — 0.30%
Colruyt SA	29,681	$1,501,391
Proximus SADP	159,923	4,525,314
UCB SA	57,351	3,692,862

		9,719,567
CANADA — 3.64%
Agnico Eagle Mines Ltd.	320,732	13,167,043
BCE Inc.	260,927	11,233,872
Fairfax Financial Holdings Ltd.	15,505	7,360,666
First Capital Realty Inc.	181,409	2,746,904
Franco-Nevada Corp.	289,722	16,813,184
Goldcorp Inc.	735,823	9,702,619
Intact Financial Corp.	224,853	15,635,695
RioCan REIT	118,281	2,355,768
Rogers Communications Inc. Class B	93,473	3,607,949
Shaw Communications Inc. Class B	660,430	12,912,914
Silver Wheaton Corp.	132,014	2,399,541
TELUS Corp.	284,776	8,886,807
Thomson Reuters Corp.	230,803	9,954,088

		116,777,050
CHILE — 0.39%
Aguas Andinas SA Series A	4,837,560	3,031,983
Banco de Chile	44,591,828	5,057,119
Empresas COPEC SA	201,845	1,959,041
SACI Falabella	320,289	2,531,285

		12,579,428
CHINA — 2.94%
Agricultural Bank of China Ltd. Class H	7,531,000	3,155,454
ANTA Sports Products Ltd.[a]	886,000	2,598,609
Beijing Capital International Airport Co. Ltd. Class H	2,658,000	2,621,454
China Construction Bank Corp. Class H	12,847,000	9,573,161
China Huishan Dairy Holdings Co. Ltd.[a]	7,531,000	2,815,636
China Medical System Holdings Ltd.	1,383,000	2,307,184
China Mobile Ltd.	2,305,000	25,154,964

Security	Shares	Value
China Unicom Hong Kong Ltd.	2,658,000	$3,227,986
COSCO SHIPPING Ports Ltd.[a]	1,740,000	1,821,508
CSPC Pharmaceutical Group Ltd.	7,088,000	7,611,925
Fullshare Holdings Ltd.	5,177,500	2,756,741
Guangdong Investment Ltd.	5,316,000	7,442,873
Hengan International Group Co. Ltd.[a]	664,500	5,230,057
Industrial & Commercial Bank of China Ltd. Class H	3,101,000	1,898,983
Jiangsu Expressway Co. Ltd. Class H	1,844,000	2,458,144
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,688,000	2,548,482
Shenzhou International Group Holdings Ltd.[a]	922,000	5,669,896
Zhejiang Expressway Co. Ltd. Class H	1,772,000	1,893,843
Zijin Mining Group Co. Ltd. Class H	10,632,000	3,563,807

		94,350,707
COLOMBIA — 0.05%
Corp. Financiera Colombiana SA	146,984	1,693,935

		1,693,935
CZECH REPUBLIC — 0.05%
Komercni Banka AS	47,401	1,568,565

		1,568,565
DENMARK — 0.79%
Chr Hansen Holding A/S	43,857	2,429,969
Coloplast A/S Class B	158,151	10,054,684
DONG Energy A/Sb,c	144,861	4,946,705
ISS A/S	121,382	4,153,598
William Demant Holding A/Sb	229,097	3,880,564

		25,465,520
EGYPT — 0.05%
Commercial International Bank Egypt SAE	386,196	1,495,247

		1,495,247

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Security	Shares	Value
FINLAND — 0.06%
Orion OYJ Class B	41,199	$1,753,400

		1,753,400
GERMANY — 0.20%
MAN SE	66,450	6,559,813

		6,559,813
HONG KONG — 3.45%
Cheung Kong Infrastructure Holdings Ltd.	922,000	7,702,500
CLP Holdings Ltd.	2,305,000	22,539,917
Hang Seng Bank Ltd.[a]	1,373,300	26,026,068
HK Electric Investments & HK Electric Investments Ltd.[c]	4,831,500	4,260,533
HKT Trust & HKT Ltd.	4,873,000	6,357,740
Hong Kong & China Gas Co. Ltd.[a]	4,342,046	8,083,276
Link REIT	1,383,000	9,521,146
MTR Corp. Ltd.	2,535,500	12,682,975
Power Assets Holdings Ltd.[a]	922,000	8,796,065
Yue Yuen Industrial Holdings Ltd.	1,383,000	4,983,447

		110,953,667
INDIA — 0.27%
Wipro Ltd. ADR[a]	886,229	8,498,936

		8,498,936
INDONESIA — 0.81%
Bank Central Asia Tbk PT	11,518,000	12,153,285
Hanjaya Mandala Sampoerna Tbk PT	10,413,500	2,919,853
Kalbe Farma Tbk PT	19,049,000	2,108,356
Telekomunikasi Indonesia Persero Tbk PT	22,629,000	6,311,575
Unilever Indonesia Tbk PT	875,900	2,619,137

		26,112,206
IRELAND — 0.38%
Kerry Group PLC Class A	101,004	7,160,501
Paddy Power Betfair PLC	17,277	1,805,253
Ryanair Holdings PLC ADR[b]	40,702	3,249,648

		12,215,402
ISRAEL — 0.71%
Azrieli Group Ltd.	79,579	3,472,591
Bank Hapoalim BM	673,360	4,050,101

Security	Shares	Value
Bank Leumi le-Israel BMb	986,561	$4,014,281
Mizrahi Tefahot Bank Ltd.[a]	265,639	3,721,399
Nice Ltd.	60,248	3,978,923
Teva Pharmaceutical Industries Ltd. ADR	93,030	3,507,231

		22,744,526
ITALY — 0.49%
Snam SpA	4,092,456	15,863,023

		15,863,023
JAPAN — 12.82%
ABC-Mart Inc.	46,100	2,714,740
Ajinomoto Co. Inc.	177,200	3,440,739
ANA Holdings Inc.	2,215,000	6,168,059
Astellas Pharma Inc.	886,000	12,281,689
Benesse Holdings Inc.	138,300	3,683,711
Canon Inc.	753,100	21,553,022
Chugai Pharmaceutical Co. Ltd.	92,200	2,601,457
Daiichi Sankyo Co. Ltd.	265,800	5,556,502
Daiwa House REIT Investment Corp.	443	1,106,868
Eisai Co. Ltd.	92,200	5,347,754
FamilyMart UNY Holdings Co. Ltd.	90,400	5,672,561
FUJIFILM Holdings Corp.	92,200	3,438,131
Japan Airlines Co. Ltd.	230,500	6,847,536
Japan Prime Realty Investment Corp.	1,383	5,643,907
Japan Real Estate Investment Corp.	1,383	7,513,072
Japan Retail Fund Investment Corp.	4,430	9,027,566
Kajima Corp.	443,000	3,118,048
KDDI Corp.	44,300	1,165,963
Keikyu Corp.	922,000	9,944,605
Kintetsu Group Holdings Co. Ltd.	461,000	1,788,249
Konami Holdings Corp.	92,200	3,131,458
Kyowa Hakko Kirin Co. Ltd.	88,600	1,268,991
Lawson Inc.	132,900	9,237,509
LINE Corp.[b]	88,600	3,429,075
M3 Inc.	88,600	2,296,159
McDonald’s Holdings Co. Japan Ltd.[a]	138,300	3,817,223

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Security	Shares	Value
MEIJI Holdings Co. Ltd.	44,300	$3,545,711
Miraca Holdings Inc.	92,200	4,142,911
Mitsubishi Tanabe Pharma Corp.	414,900	7,832,287
Nagoya Railroad Co. Ltd.	1,329,000	6,543,236
NH Foods Ltd.	50,000	1,292,729
Nippon Building Fund Inc.	443	2,476,555
Nippon Prologis REIT Inc.	2,766	5,750,717
Nippon Telegraph & Telephone Corp.	443,000	17,981,263
Nissin Foods Holdings Co. Ltd.	92,200	4,822,607
Nitori Holdings Co. Ltd.	98,300	10,300,601
Nomura Real Estate Master Fund Inc.	4,873	7,291,645
Nomura Research Institute Ltd.	197,100	6,711,554
NTT Data Corp.	230,500	11,510,334
NTT DOCOMO Inc.	797,400	18,363,049
Obayashi Corp.	221,500	2,114,985
Oracle Corp. Japan	46,100	2,306,113
Oriental Land Co. Ltd./Japan	138,300	7,909,966
Otsuka Corp.	92,200	4,507,034
Otsuka Holdings Co. Ltd.	507,100	20,680,975
Park24 Co. Ltd.	182,600	5,208,215
Recruit Holdings Co. Ltd.	531,600	20,364,509
Sankyo Co. Ltd.	92,200	2,925,122
Santen Pharmaceutical Co. Ltd.	398,700	4,884,683
Secom Co. Ltd.	230,500	16,828,553
Shimadzu Corp.	50,000	764,843
Shionogi & Co. Ltd.	46,100	2,188,784
Suntory Beverage & Food Ltd.	230,500	9,902,124
Taisho Pharmaceutical Holdings Co. Ltd.	46,100	3,948,712
Takeda Pharmaceutical Co. Ltd.	443,000	18,214,533
Terumo Corp.	132,900	4,694,568
Tobu Railway Co. Ltd.	1,383,000	6,651,314
Toho Co. Ltd./Tokyo	138,300	3,987,147
TonenGeneral Sekiyu KK	161,000	1,538,716
Toyo Suisan Kaisha Ltd.	138,300	4,915,661
United Urban Investment Corp.	4,873	7,458,434
USS Co. Ltd.	138,300	2,222,364
Yamada Denki Co. Ltd.	310,100	1,662,829
Yamato Holdings Co. Ltd.	276,600	5,562,586

		411,802,563

Security	Shares	Value
MALAYSIA — 0.84%
Hong Leong Bank Bhd	1,107,500	$3,298,197
IHH Healthcare Bhd	2,392,200	3,535,271
Malayan Banking Bhd[a]	2,405,400	4,184,943
Maxis Bhd[a]	3,050,800	4,078,208
Petronas Dagangan Bhd	354,400	1,825,168
Public Bank Bhd[a]	1,571,560	6,890,091
Telekom Malaysia Bhd[a]	2,174,900	3,004,732

		26,816,610
PHILIPPINES — 0.41%
Aboitiz Equity Ventures Inc.	1,829,590	2,694,902
Bank of the Philippine Islands	1,360,019	2,461,325
BDO Unibank Inc.	2,839,630	6,395,306
Jollibee Foods Corp.	379,250	1,645,730

		13,197,263
POLAND — 0.05%
Polski Koncern Naftowy ORLEN SA	93,952	1,713,393

		1,713,393
QATAR — 0.26%
Qatar National Bank SAQ	201,732	8,249,449

		8,249,449
SINGAPORE — 1.08%
SATS Ltd.	1,284,700	4,314,023
Singapore Airlines Ltd.[a]	1,064,400	7,430,885
Singapore Press Holdings Ltd.[a]	1,439,500	3,768,588
Singapore Telecommunications Ltd.	6,290,600	16,600,439
StarHub Ltd.[a]	1,294,900	2,603,541

		34,717,476
SOUTH KOREA — 0.87%
CJ Korea Express Corp.[a,b]	13,733	2,161,475
Dongbu Insurance Co. Ltd.	48,730	3,042,890
Kangwon Land Inc.	144,861	4,417,514
Kia Motors Corp.	54,046	1,729,028
KT&G Corp.	17,277	1,551,760
NAVER Corp.	2,658	1,814,365

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Security	Shares	Value
S-1 Corp.	33,225	$2,697,107
Samsung Fire & Marine Insurance Co. Ltd.	15,062	3,775,002
Samsung Life Insurance Co. Ltd.	19,935	1,943,963
SK Telecom Co. Ltd.	25,251	4,881,507

		28,014,611
SPAIN — 0.04%
Amadeus IT Holding SA Class A	30,427	1,380,163

		1,380,163
SWITZERLAND — 3.93%
Chocoladefabriken Lindt & Sprungli AG Registered	116	6,731,223
EMS-Chemie Holding AG Registered	6,645	3,401,922
Givaudan SA Registered	922	1,640,076
Kuehne + Nagel International AG Registered	89,486	11,666,167
Nestle SA Registered	448,316	30,103,386
Novartis AG Registered	230,019	15,862,990
Roche Holding AG	84,230	18,745,340
Schindler Holding AG Registered	35,883	6,284,324
Sonova Holding AG Registered	83,284	10,048,205
Swiss Prime Site AG Registered	62,146	5,075,882
Swisscom AG Registered	38,984	16,628,428

		126,187,943
TAIWAN — 4.01%
Asustek Computer Inc.	922,000	7,636,809
Chang Hwa Commercial Bank Ltd.	8,307,630	4,444,046
Chicony Electronics Co. Ltd.	930,504	2,192,478
Chunghwa Telecom Co. Ltd.	6,915,000	23,322,640
E.Sun Financial Holding Co. Ltd.	7,531,000	4,371,208
Far EasTone Telecommunications Co. Ltd.	2,766,000	6,404,505
First Financial Holding Co. Ltd.	16,391,328	8,639,736

Security	Shares	Value
Formosa Petrochemical Corp.	1,844,000	$6,219,371
Hon Hai Precision Industry Co. Ltd.	3,035,400	7,809,205
Hua Nan Financial Holdings Co. Ltd.	12,404,487	6,304,794
Mega Financial Holding Co. Ltd.	9,220,000	6,580,962
Quanta Computer Inc.	922,000	1,718,282
Siliconware Precision Industries Co. Ltd.	3,987,000	6,035,602
Synnex Technology International Corp.	2,417,250	2,472,386
Taiwan Business Bank	7,779,322	1,969,665
Taiwan Cooperative Financial Holding Co. Ltd.	14,348,538	6,325,007
Taiwan Mobile Co. Ltd.	3,227,000	10,883,899
Taiwan Semiconductor Manufacturing Co. Ltd.	2,305,000	13,234,242
WPG Holdings Ltd.	1,844,000	2,282,364

		128,847,201
THAILAND — 0.79%
Advanced Info Service PCL NVDR	1,117,200	4,524,598
Bangkok Dusit Medical Services PCL NVDR	6,627,100	4,327,735
BTS Group Holdings PCL NVDR	11,534,800	2,812,617
Bumrungrad Hospital PCL NVDR[a]	643,600	3,463,367
CP ALL PCL NVDR	1,200,300	2,026,880
KCE Electronics PCL NVDR	575,900	1,944,981
Krung Thai Bank PCL NVDR	6,618,700	3,264,876
Siam Cement PCL (The) Foreign	221,500	2,955,030

		25,320,084
UNITED ARAB EMIRATES — 0.25%
Emirates Telecommunications Group Co. PJSC	1,010,412	5,130,671
National Bank of Abu Dhabi PJSC	1,116,360	2,857,123

		7,987,794

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Security	Shares	Value
UNITED KINGDOM — 1.86%
AstraZeneca PLC	44,300	$2,296,683
Capita PLC	115,865	759,275
Compass Group PLC	502,805	8,612,687
easyJet PLC	17,547	217,040
Fresnillo PLC	279,533	4,190,983
GlaxoSmithKline PLC	566,154	10,578,464
Inmarsat PLC	11,613	103,088
Kingfisher PLC	1,393,235	6,146,441
Next PLC	4,979	305,066
Randgold Resources Ltd.	122,451	8,720,448
Reckitt Benckiser Group PLC	84,170	7,112,108
Royal Mail PLC	827,081	4,842,303
TUI AG	448,316	5,903,729

		59,788,315
UNITED STATES — 57.77%
Abbott Laboratories	325,162	12,378,917
Accenture PLC Class A	31,471	3,758,582
Adobe Systems Inc.[b]	26,580	2,732,690
Advance Auto Parts Inc.	11,105	1,884,741
Aetna Inc.	74,424	9,737,636
AGNC Investment Corp.	571,168	10,657,995
Alleghany Corp.[b]	18,384	10,441,193
Allstate Corp. (The)	182,073	12,730,544
Altria Group Inc.	328,706	21,014,175
American Tower Corp.	24,808	2,537,114
American Water Works Co. Inc.	97,017	7,030,822
Annaly Capital Management Inc.	1,734,788	17,729,533
ANSYS Inc.[b]	150,620	14,162,799
Aon PLC	60,248	6,874,297
Aramark	109,864	3,780,420
Arch Capital Group Ltd.[b]	224,158	18,542,350
AT&T Inc.	978,144	37,785,703
Automatic Data Processing Inc.	483,313	46,407,714
AutoZone Inc.[b]	40,691	31,868,377
AvalonBay Communities Inc.	146,633	24,119,662
Axis Capital Holdings Ltd.	173,213	10,567,725
Baxter International Inc.	211,754	9,395,525
Becton Dickinson and Co.	148,405	25,095,286
Berkshire Hathaway Inc. Class Bb	138,797	21,852,200

Security	Shares	Value
Boston Scientific Corp.[b]	132,457	$2,710,070
Broadridge Financial Solutions Inc.	104,991	6,797,117
Campbell Soup Co.	129,356	7,359,063
CH Robinson Worldwide Inc.	153,626	11,498,906
Charter Communications Inc. Class Ab	8,417	2,317,284
Chipotle Mexican Grill Inc.[a,b]	4,430	1,755,742
Chubb Ltd.	110,307	14,119,296
Church & Dwight Co. Inc.	438,750	19,212,863
Cigna Corp.	11,075	1,492,246
Cincinnati Financial Corp.	104,991	8,057,009
Cintas Corp.	112,433	12,884,822
Cisco Systems Inc.	191,131	5,699,526
Clorox Co. (The)	184,636	21,336,536
Coca-Cola Co. (The)	445,215	17,964,425
Colgate-Palmolive Co.	449,202	29,301,446
Comcast Corp. Class A	92,587	6,435,722
Consolidated Edison Inc.	494,388	34,493,451
Constellation Brands Inc. Class A	33,225	5,021,627
Cooper Companies Inc. (The)	9,303	1,530,250
Costco Wholesale Corp.	41,654	6,252,682
CR Bard Inc.	96,574	20,333,656
Crown Castle International Corp.	107,206	8,947,413
CVS Health Corp.	52,274	4,019,348
Danaher Corp.	69,994	5,471,431
Darden Restaurants Inc.	38,541	2,825,055
Dominion Resources Inc./VA	279,533	20,486,974
Dr Pepper Snapple Group Inc.	107,206	9,299,048
Duke Energy Corp.	322,504	23,791,120
eBay Inc.[b]	106,440	2,960,096
Ecolab Inc.	26,359	3,076,886
Eli Lilly & Co.	283,963	19,059,597
Equity Residential	128,470	7,709,485
Essex Property Trust Inc.	13,410	2,895,487
Everest Re Group Ltd.	63,632	13,397,718
Eversource Energy	76,196	3,933,238
Expeditors International of Washington Inc.	236,473	12,471,586
Exxon Mobil Corp.	341,110	29,778,903
F5 Networks Inc.[b]	16,391	2,307,033

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Security	Shares	Value
Facebook Inc. Class Ab	41,199	$4,878,786
Federal Realty Investment Trust	106,320	14,929,454
Fidelity National Information Services Inc.	121,382	9,369,477
FNF Group	123,597	3,947,688
Foot Locker Inc.	79,297	5,683,216
Gartner Inc.[b]	142,203	14,621,312
General Mills Inc.	622,415	37,929,970
Genuine Parts Co.	37,655	3,623,541
Henry Schein Inc.[b]	73,095	10,888,231
Hershey Co. (The)	40,756	3,938,660
Home Depot Inc. (The)	53,160	6,878,904
Hormel Foods Corp.	141,760	4,853,862
Humana Inc.	23,036	4,898,375
Intel Corp.	79,740	2,766,978
International Business Machines Corp.	79,579	12,909,305
Intuitive Surgical Inc.[b]	32,782	21,103,085
JB Hunt Transport Services Inc.	47,844	4,562,882
JM Smucker Co. (The)	70,880	8,927,336
Johnson & Johnson	419,078	46,643,381
Kellogg Co.	349,084	25,134,048
Kimberly-Clark Corp.	130,242	15,057,278
Laboratory Corp. of America Holdings[b]	105,434	13,268,869
Linear Technology Corp.	23,036	1,440,441
Lowe’s Companies Inc.	64,678	4,563,033
Macerich Co. (The)	94,874	6,440,996
Markel Corp.[b]	23,922	21,490,090
Marsh & McLennan Companies Inc.	301,240	20,878,944
MasterCard Inc. Class A	43,414	4,436,911
McCormick & Co. Inc./MD	194,477	17,736,302
McDonald’s Corp.	302,126	36,034,568
Medtronic PLC	162,581	11,870,039
Merck & Co. Inc.	400,472	24,504,882
Microsoft Corp.	39,427	2,375,871
Motorola Solutions Inc.	190,047	15,251,272
Newmont Mining Corp.	136,887	4,440,614
NextEra Energy Inc.	37,003	4,226,853
O’Reilly Automotive Inc.[b]	31,896	8,755,452
Occidental Petroleum Corp.	93,916	6,701,846
Oracle Corp.	68,222	2,741,842

Security	Shares	Value
Patterson Companies Inc.	100,561	$3,895,733
Paychex Inc.	531,157	31,311,705
People’s United Financial Inc.	528,056	9,885,208
PepsiCo Inc.	297,253	29,755,025
Pfizer Inc.	626,402	20,132,560
PG&E Corp.	371,677	21,854,608
Procter & Gamble Co. (The)	459,391	37,881,382
Public Storage	91,145	19,076,649
Raytheon Co.	56,261	8,413,270
Realty Income Corp.[a]	103,662	5,747,021
RenaissanceRe Holdings Ltd.	57,768	7,542,190
Republic Services Inc.	408,446	22,664,669
Reynolds American Inc.	63,792	3,451,147
Ross Stores Inc.	59,805	4,042,220
SCANA Corp.	39,870	2,812,031
Sherwin-Williams Co. (The)	6,202	1,666,291
Simon Property Group Inc.[a]	20,325	3,651,386
Southern Co. (The)	733,165	34,326,785
Starbucks Corp.	206,438	11,967,211
Stryker Corp.	128,027	14,551,549
Synopsys Inc.[b]	255,611	15,459,353
Sysco Corp.	66,893	3,562,052
Target Corp.	224,158	17,313,964
TJX Companies Inc. (The)	315,416	24,709,689
Travelers Companies Inc. (The)	115,180	13,055,653
UDR Inc.	264,681	9,009,741
United Parcel Service Inc. Class B	162,138	18,795,037
UnitedHealth Group Inc.	90,372	14,307,695
Varian Medical Systems Inc.[a,b]	170,555	15,320,956
Ventas Inc.	114,318	6,907,094
Verizon Communications Inc.	681,777	34,020,672
Visa Inc. Class A	285,292	22,058,777
VMware Inc. Class Aa,b	74,867	6,074,708
Wal-Mart Stores Inc.	282,634	19,905,913
Waste Management Inc.	416,863	28,980,316
Waters Corp.[b]	21,749	2,926,763

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Security	Shares	Value
WEC Energy Group Inc.	334,465	$18,733,385
Wells Fargo & Co.	106,763	5,649,898
Welltower Inc.	158,151	9,928,720
Westar Energy Inc.	46,072	2,624,261
WR Berkley Corp.	174,099	10,757,577
Xcel Energy Inc.	465,593	18,162,783

		1,855,688,398

TOTAL COMMON STOCKS (Cost: $2,993,308,295)		3,198,062,255

PREFERRED STOCKS — 0.05%

COLOMBIA — 0.05%
Grupo Aval Acciones y Valores SA	4,378,169	1,668,998

		1,668,998

TOTAL PREFERRED STOCKS (Cost: $1,819,814)		1,668,998

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	70,741,100	70,762,322
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	3,065,971	3,065,971

		73,828,293

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,808,223)		73,828,293

TOTAL INVESTMENTS IN SECURITIES — 101.91% (Cost: $3,068,936,332)[g]		3,273,559,546
Other Assets, Less Liabilities — (1.91)%		(61,365,908)

NET ASSETS — 100.00%		$3,212,193,638

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,101,203,903. Net unrealized appreciation was $172,355,643, of which $279,178,231 represented gross unrealized appreciation on securities and $106,822,588 represented gross unrealized depreciation on securities.

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

November 30, 2016

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,242,608	PHP	111,600,000	SSB	12/05/2016	$563
USD	871,871	PHP	43,400,000	SSB	12/05/2016	(35)

					Net unrealized appreciation	$528

Counterparties:

SSB — State Street Bank London

Currency abbreviations:

PHP — Philippine Peso

USD — United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,198,062,255	$—	$—	$3,198,062,255
Preferred stocks	1,668,998	—	—	1,668,998
Money market funds	73,828,293	—	—	73,828,293

Total	$3,273,559,546	$—	$—	$3,273,559,546

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$563	$—	$563
Liabilities:
Forward currency contracts	—	(35)	—	(35)

Total	$—	$528	$—	$528

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

50

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 85.11%

BRAZIL — 6.80%
AES Tiete Energia SA	12,800	$55,627
BB Seguridade Participacoes SA	49,600	414,836
Centrais Eletricas Brasileiras SAa	16,800	127,397
CETIP SA - Mercados Organizados	19,200	251,800
Cia. de Saneamento Basico do Estado de Sao Paulo	23,200	205,491
EDP - Energias do Brasil SA	20,800	87,197
M. Dias Branco SA	2,400	83,016
Multiplan Empreendimentos Imobiliarios SA	5,600	96,239
Odontoprev SA	22,400	77,481
Porto Seguro SA	9,600	81,227
Qualicorp SA	12,800	69,440
Raia Drogasil SA	18,400	350,810
Sul America SA	15,200	84,347

		1,984,908
CHINA — 33.29%
AAC Technologies Holdings Inc.	60,000	543,018
Alibaba Group Holding Ltd. ADR[a]	1,784	167,732
ANTA Sports Products Ltd.	80,000	234,637
Beijing Capital International Airport Co. Ltd. Class H	128,000	126,240
China Communications Services Corp. Ltd. Class H	208,000	122,548
China Conch Venture Holdings Ltd.	108,000	199,106
China Construction Bank Corp. Class H	704,000	524,598
China Everbright Ltd.	80,000	161,513
China Jinmao Holdings Group Ltd.	320,000	85,810
China Medical System Holdings Ltd.	104,000	173,498
China Resources Beer Holdings Co. Ltd.[a]	112,000	237,092
China Resources Land Ltd.	192,000	466,346
Chongqing Changan Automobile Co. Ltd. Class B	50,400	76,022
Chongqing Rural Commercial Bank Co. Ltd. Class H	184,000	114,812
COSCO SHIPPING Ports Ltd.	112,000	117,246
Dongfeng Motor Group Co. Ltd. Class H	208,000	211,576
Far East Horizon Ltd.	152,000	137,369

Security	Shares	Value
Fosun International Ltd.	160,000	$237,216
Fullshare Holdings Ltd.	525,000	279,534
Fuyao Glass Industry Group Co. Ltd.[b]	6,400	19,472
Geely Automobile Holdings Ltd.	400,000	413,581
Guangdong Investment Ltd.	224,000	313,620
Guangzhou Automobile Group Co. Ltd. Class H	160,000	209,575
Haitian International Holdings Ltd.	48,000	95,918
Jiangsu Expressway Co. Ltd. Class H	112,000	149,302
Longfor Properties Co. Ltd.	124,000	159,383
Netease Inc.	3,144	704,570
New Oriental Education & Technology Group Inc. ADR[a]	10,248	514,142
Nine Dragons Paper (Holdings) Ltd.	120,000	105,355
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	160,000	110,563
Shanghai Industrial Holdings Ltd.	40,000	112,677
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	58,400	146,063
Shenzhou International Group Holdings Ltd.	48,000	295,179
Sino Biopharmaceutical Ltd.	368,000	252,398
Sinopec Engineering Group Co. Ltd. Class H	92,000	79,467
Sinopharm Group Co. Ltd. Class H	80,000	373,357
Sinotrans Ltd. Class H	240,000	120,052
Sunac China Holdings Ltd.	144,000	109,346
Sunny Optical Technology Group Co. Ltd.	56,000	281,926
TAL Education Group Class A ADR[a]	3,464	265,100
Tencent Holdings Ltd.	16,800	419,532
TravelSky Technology Ltd. Class H	56,000	117,391
Weibo Corp. ADR[a]	2,568	131,764

		9,715,646
CZECH REPUBLIC — 0.42%
Moneta Money Bank ASa,b	22,536	73,594
O2 Czech Republic AS	5,368	49,307

		122,901
HUNGARY — 0.97%
MOL Hungarian Oil & Gas PLC	616	38,498
Richter Gedeon Nyrt	12,175	243,120

		281,618

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
INDONESIA — 0.97%
Adaro Energy Tbk PT	1,365,600	$154,169
Bank Danamon Indonesia Tbk PT	185,600	44,508
Waskita Karya Persero Tbk PT	452,000	85,047

		283,724
MALAYSIA — 0.37%
AirAsia Bhd	105,600	65,261
Berjaya Sports Toto Bhd	60,000	42,051

		107,312
MEXICO — 1.35%
Gentera SAB de CV	74,400	117,637
Grupo Aeroportuario del Pacifico SAB de CV Series B	26,400	225,940
OHL Mexico SAB de CVa	57,600	49,743

		393,320
PERU — 0.64%
Cia. de Minas Buenaventura SAA ADR	16,736	186,941

		186,941
PHILIPPINES — 0.20%
Robinsons Land Corp.	110,400	57,165

		57,165
POLAND — 0.32%
Enea SAa	2,221	4,927
Eurocash SA	4,648	43,153
Tauron Polska Energia SAa	72,816	46,031

		94,111
QATAR — 1.13%
Qatar Electricity & Water Co. QSC	1,496	87,512
Qatar Insurance Co. SAQ	10,192	240,720

		328,232
RUSSIA — 5.66%
Alrosa PJSC	194,400	281,447
Inter RAO UES PJSC	2,312,000	137,700
Lukoil PJSC	1,008	49,280
Moscow Exchange MICEX-RTS PJSC	90,400	167,123
PhosAgro PJSC GDR[c]	2,360	32,450
RusHydro PJSC	10,736,000	159,606
Surgutneftegas OJSC	538,400	249,544
Tatneft PJSC Class S	95,280	575,590

		1,652,740

Security	Shares	Value
SOUTH AFRICA — 7.14%
Bidvest Group Ltd. (The)	24,864	$288,627
Brait SEa	17,960	109,031
Capitec Bank Holdings Ltd.	2,752	127,589
Coronation Fund Managers Ltd.	16,080	82,313
Gold Fields Ltd.	62,352	198,264
Hyprop Investments Ltd.	22,384	180,349
Liberty Holdings Ltd.	7,552	59,646
Life Healthcare Group Holdings Ltd.	77,960	172,525
Mondi Ltd.	9,736	196,632
Netcare Ltd.	83,584	186,163
Pick n Pay Stores Ltd.	26,856	125,413
Sibanye Gold Ltd.	57,320	119,207
SPAR Group Ltd. (The)	14,928	201,683
Tiger Brands Ltd.	640	17,982
Tsogo Sun Holdings Ltd.	9,312	18,728

		2,084,152
SOUTH KOREA — 12.22%
BGF retail Co. Ltd.	1,568	116,690
BNK Financial Group Inc.	19,600	150,221
DGB Financial Group Inc.	12,400	101,508
Dongbu Insurance Co. Ltd.	3,656	228,295
E-MART Inc.	1,264	203,269
GS Retail Co. Ltd.	2,312	93,544
Hanwha Life Insurance Co. Ltd.	11,192	63,760
Hanwha Techwin Co. Ltd.	3,184	130,323
Hyosung Corp.	1,688	200,703
Hyundai Department Store Co. Ltd.	1,184	109,381
Hyundai Engineering & Construction Co. Ltd.	5,920	199,266
Hyundai Marine & Fire Insurance Co. Ltd.	4,763	148,303
Hyundai Steel Co.	6,344	270,789
KT&G Corp.	6,008	539,618
Kumho Petrochemical Co. Ltd.	1,464	91,418
Lotte Chemical Corp.	1,248	343,212
Samsung Electronics Co. Ltd.	320	477,926
Yuhan Corp.	589	99,254

		3,567,480
TAIWAN — 11.13%
Chicony Electronics Co. Ltd.	40,200	94,720
China Life Insurance Co. Ltd./Taiwan	256,000	273,084

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Feng TAY Enterprise Co. Ltd.	26,880	$100,780
Foxconn Technology Co. Ltd.	72,720	190,738
Highwealth Construction Corp.	64,000	95,981
Innolux Corp.	632,000	218,116
Inventec Corp.	176,000	118,997
Lite-On Technology Corp.	160,718	253,635
Micro-Star International Co. Ltd.	56,000	149,343
Nien Made Enterprise Co. Ltd.	16,000	179,211
Novatek Microelectronics Corp.	40,000	133,028
Phison Electronics Corp.	8,000	61,118
Powertech Technology Inc.	56,000	143,896
Realtek Semiconductor Corp.	40,000	124,243
Ruentex Development Co. Ltd.[a]	64,000	76,504
Ruentex Industries Ltd.	32,000	58,733
Taiwan Business Bank	478,800	121,228
Taiwan Fertilizer Co. Ltd.	24,000	30,534
Taiwan Semiconductor Manufacturing Co. Ltd.	80,000	459,323
Transcend Information Inc.	16,000	43,874
Vanguard International Semiconductor Corp.	40,000	75,424
Wistron Corp.	123,110	88,065
WPG Holdings Ltd.	128,000	158,429

		3,249,004
THAILAND — 0.79%
KCE Electronics PCL NVDR	29,600	99,968
Robinson Department Store PCL NVDR	37,600	69,552
Thai Union Group PCL NVDR	107,200	62,194

		231,714
TURKEY — 0.27%
Turkiye Sise ve Cam Fabrikalari AS	80,506	77,951

		77,951
UNITED ARAB EMIRATES — 1.44%
Aldar Properties PJSC	240,000	162,054
Dubai Islamic Bank PJSC	88,424	126,153
Emirates Telecommunications Group Co. PJSC	25,752	130,764

		418,971

TOTAL COMMON STOCKS (Cost: $23,310,156)		24,837,890

Security	Shares	Value
PREFERRED STOCKS — 5.99%

BRAZIL — 3.29%
Braskem SA Class A	11,200	$91,057
Centrais Eletricas Brasileiras SA Class B	17,600	147,408
Cia. Paranaense de Energia Class B	8,000	68,470
Itausa-Investimentos Itau SA	256,890	653,902

		960,837
CHILE — 0.01%
Embotelladora Andina SA Class B	606	2,271

		2,271
RUSSIA — 0.93%
Surgutneftegas OJSC	558,400	272,823

		272,823
SOUTH KOREA — 1.76%
LG Household & Health Care Ltd.	136	57,992
Samsung Electronics Co. Ltd.	392	454,687

		512,679

TOTAL PREFERRED STOCKS (Cost: $1,559,900)		1,748,610

INVESTMENT COMPANIES — 7.62%

INDIA — 7.62%
iShares MSCI India ETF[d]	82,618	2,224,903

		2,224,903

TOTAL INVESTMENT COMPANIES
(Cost: $2,269,322)		2,224,903

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[e,f]	7,090	7,090

		7,090

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,090)		7,090

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.75% (Cost: $27,146,468)[g]	$28,818,493
Other Assets, Less Liabilities — 1.25%	365,209

NET ASSETS — 100.00%	$29,183,702

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $27,171,740. Net unrealized appreciation was $1,646,753, of which $2,317,692 represented gross unrealized appreciation on securities and $670,939 represented gross unrealized depreciation on securities.

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

November 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI India ETF	46,118	36,500	—	82,618	$2,224,903	$—	$—

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
PHP	3,138,600	USD	63,094	SSB	12/05/2016	$(39)

				Net unrealized depreciation		$(39)

Counterparties:

SSB — State Street Bank London

Currency abbreviations:

PHP — Philippine Peso

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$24,837,890	$—	$—	$24,837,890
Preferred stocks	1,748,610	—	—	1,748,610
Investment companies	2,224,903	—	—	2,224,903
Money market funds	7,090	—	—	7,090

Total	$28,818,493	$—	$—	$28,818,493

Derivative financial instruments[a]:
Liabilities:
Forward currency contracts	$—	$(39)	$—	$(39)

Total	$—	$(39)	$—	$(39)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

55

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.06%

AIRLINES — 0.13%
Qantas Airways Ltd.	949,701	$2,315,565

		2,315,565
BANKS — 33.97%
Australia & New Zealand Banking Group Ltd.	5,795,446	121,650,606
Bank of Queensland Ltd.	754,288	6,264,115
Bendigo & Adelaide Bank Ltd.	914,424	8,141,245
Commonwealth Bank of Australia	3,395,605	197,320,438
National Australia Bank Ltd.	5,260,054	112,433,263
Westpac Banking Corp.	6,624,677	153,055,439

		598,865,106
BEVERAGES — 1.12%
Coca-Cola Amatil Ltd.	1,134,019	8,035,171
Treasury Wine Estates Ltd.	1,461,346	11,650,127

		19,685,298
BIOTECHNOLOGY — 3.71%
CSL Ltd.	903,301	65,405,572

		65,405,572
CAPITAL MARKETS — 2.91%
ASX Ltd.	383,276	13,779,705
Macquarie Group Ltd.	606,416	37,591,425

		51,371,130
CHEMICALS — 0.97%
Incitec Pivot Ltd.	3,340,228	7,773,970
Orica Ltd.	742,278	9,312,375

		17,086,345
COMMERCIAL SERVICES & SUPPLIES — 1.55%
Brambles Ltd.	3,140,098	27,330,317

		27,330,317
CONSTRUCTION & ENGINEERING — 0.25%
CIMIC Group Ltd.	192,586	4,385,444

		4,385,444
CONSTRUCTION MATERIALS — 1.22%
Boral Ltd.	2,135,301	7,935,664
James Hardie Industries PLC	882,207	13,570,861

		21,506,525
CONTAINERS & PACKAGING — 1.38%
Amcor Ltd./Australia	2,292,866	24,360,923

		24,360,923

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.66%
AMP Ltd.	5,855,673	$20,334,376
Challenger Ltd./Australia	1,131,068	8,900,092

		29,234,468
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.17%
Telstra Corp. Ltd.	8,471,441	31,608,570
TPG Telecom Ltd.	671,084	3,540,228
Vocus Communications Ltd.	1,039,183	3,201,727

		38,350,525
ELECTRIC UTILITIES — 0.22%
AusNet Services	3,529,412	3,872,443

		3,872,443
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.12%
Dexus Property Group	1,916,324	12,912,786
Goodman Group	3,542,068	17,481,936
GPT Group (The)	3,559,558	12,729,098
Mirvac Group	7,338,102	11,114,599
Scentre Group	10,540,940	33,021,848
Stockland	4,761,447	15,232,915
Vicinity Centres	6,661,670	14,372,163
Westfield Corp.	3,908,454	26,394,132

		143,259,477
FOOD & STAPLES RETAILING — 6.33%
Wesfarmers Ltd.	2,229,493	68,822,545
Woolworths Ltd.	2,531,662	42,816,158

		111,638,703
GAS UTILITIES — 0.74%
APA Group	2,206,084	12,990,819

		12,990,819
HEALTH CARE EQUIPMENT & SUPPLIES — 0.56%
Cochlear Ltd.	113,448	9,949,557

		9,949,557
HEALTH CARE PROVIDERS & SERVICES — 1.87%
Healthscope Ltd.	3,436,421	5,712,748
Ramsay Health Care Ltd.	280,054	14,651,853
Sonic Healthcare Ltd.	782,079	12,596,889

		32,961,490
HOTELS, RESTAURANTS & LEISURE — 2.36%
Aristocrat Leisure Ltd.	1,072,154	11,882,412
Crown Resorts Ltd.	721,519	6,258,526
Domino’s Pizza Enterprises Ltd.	122,010	6,110,168
Flight Centre Travel Group Ltd.[a]	109,921	2,712,585

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2016

Security	Shares	Value
Tabcorp Holdings Ltd.	1,647,919	$5,710,378
Tatts Group Ltd.	2,900,638	8,979,740

		41,653,809
INSURANCE — 4.33%
Insurance Australia Group Ltd.	4,813,609	19,881,026
Medibank Pvt Ltd.	5,452,323	10,473,965
QBE Insurance Group Ltd.	2,714,815	22,405,239
Suncorp Group Ltd.	2,547,188	23,524,868

		76,285,098
IT SERVICES — 0.45%
Computershare Ltd.	919,365	7,879,563

		7,879,563
MEDIA — 0.23%
REA Group Ltd.	104,211	3,974,548

		3,974,548
METALS & MINING — 12.07%
Alumina Ltd.	4,846,240	5,925,965
BHP Billiton Ltd.	6,358,444	114,676,600
Fortescue Metals Group Ltd.	3,082,319	13,368,167
Newcrest Mining Ltd.	1,517,524	21,908,685
Rio Tinto Ltd.	839,808	35,833,413
South32 Ltd.	10,539,883	21,103,829

		212,816,659
MULTI-UTILITIES — 1.65%
AGL Energy Ltd.	1,335,783	20,706,065
DUET Group	4,817,763	8,471,856

		29,177,921
MULTILINE RETAIL — 0.22%
Harvey Norman Holdings Ltd.	1,100,572	3,862,498

		3,862,498
OIL, GAS & CONSUMABLE FUELS — 4.63%
Caltex Australia Ltd.	516,348	11,464,184
Oil Search Ltd.	2,713,138	12,929,680
Origin Energy Ltd.	3,471,332	15,234,871
Santos Ltd.	3,162,065	9,181,624
Woodside Petroleum Ltd.	1,501,071	32,850,537

		81,660,896
PROFESSIONAL SERVICES — 0.41%
Seek Ltd.	654,150	7,157,949

		7,157,949
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.62%
LendLease Group	1,095,217	11,013,224

		11,013,224

Security	Shares	Value
ROAD & RAIL — 0.85%
Aurizon Holdings Ltd.	4,062,006	$14,946,038

		14,946,038
TRANSPORTATION INFRASTRUCTURE — 2.36%
Sydney Airport	2,182,539	10,126,931
Transurban Group	4,044,174	31,493,913

		41,620,844

TOTAL COMMON STOCKS (Cost: $2,058,747,103)		1,746,618,754

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[b,c,d]	2,167,397	2,168,048
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	539,067	539,067

		2,707,115

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,706,537)		2,707,115

TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $2,061,453,640)[e]		1,749,325,869
Other Assets, Less Liabilities — 0.78%		13,813,131

NET ASSETS — 100.00%		$1,763,139,000

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $2,132,439,299. Net unrealized depreciation was $383,113,430, of which $41,269,473 represented gross unrealized appreciation on securities and $424,382,903 represented gross unrealized depreciation on securities.

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	162	Dec. 2016	Sydney Futures	$15,764,804	$16,284,324	$519,520

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,746,618,754	$—	$—	$1,746,618,754
Money market funds	2,707,115	—	—	2,707,115

Total	$1,749,325,869	$—	$—	$1,749,325,869

Derivative financial instruments[a]:
Assets:
Futures contracts	$519,520	$—	$—	$519,520

Total	$519,520	$—	$—	$519,520

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

58

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.30%

AEROSPACE & DEFENSE — 0.89%
FACC AGa	117,097	$676,980

		676,980
AIR FREIGHT & LOGISTICS — 3.32%
Oesterreichische Post AG	77,858	2,524,004

		2,524,004
BANKS — 23.04%
Erste Group Bank AG	504,662	14,047,461
Raiffeisen Bank International AGa	188,899	3,443,599

		17,491,060
CHEMICALS — 3.28%
Lenzing AG	19,486	2,490,825

		2,490,825
CONSTRUCTION & ENGINEERING — 1.48%
Porr AG	29,930	1,122,829

		1,122,829
CONSTRUCTION MATERIALS — 6.74%
RHI AG	68,938	1,666,254
Wienerberger AG	194,641	3,449,167

		5,115,421
ELECTRIC UTILITIES — 1.62%
EVN AG	108,072	1,229,543

		1,229,543
ELECTRICAL EQUIPMENT — 1.80%
Zumtobel Group AG	78,591	1,370,591

		1,370,591
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.43%
Austria Technologie & Systemtechnik AGb	89,907	952,207
Kapsch TrafficCom AG	20,807	890,608

		1,842,815
ENERGY EQUIPMENT & SERVICES — 2.60%
Schoeller-Bleckmann Oilfield Equipment AG	27,751	1,973,540

		1,973,540
HOTELS, RESTAURANTS & LEISURE — 1.53%
DO & CO AGb	19,190	1,158,299

		1,158,299

Security	Shares	Value
INSURANCE — 5.28%
UNIQA Insurance Group AG	301,201	$2,074,285
Vienna Insurance Group AG Wiener Versicherung Gruppe	94,806	1,931,450

		4,005,735
MACHINERY — 8.59%
Andritz AG	107,716	5,562,425
Semperit AG Holding[b]	36,123	957,982

		6,520,407
METALS & MINING — 8.77%
Voestalpine AG	175,613	6,660,807

		6,660,807
OIL, GAS & CONSUMABLE FUELS — 9.82%
OMV AG	230,491	7,456,174

		7,456,174
REAL ESTATE MANAGEMENT & DEVELOPMENT — 18.11%
BUWOG AG	149,471	3,476,402
CA Immobilien Anlagen AG	166,061	3,029,908
Conwert Immobilien Invest SE	142,947	2,451,989
IMMOEAST AG Escrow[a]	998,769	11
IMMOFINANZ AG	1,634,149	3,404,603
IMMOFINANZ AG Escrow[a]	897,599	9
S IMMO AG	131,397	1,388,284

		13,751,206

TOTAL COMMON STOCKS (Cost: $94,013,057)		75,390,236

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	1,673,413	1,673,915
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	38,708	38,708

		1,712,623

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,712,357)		1,712,623

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.55% (Cost: $95,725,414)[f]	$77,102,859
Other Assets, Less Liabilities — (1.55)%	(1,178,948)

NET ASSETS — 100.00%	$75,923,911

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $100,738,679. Net unrealized depreciation was $23,635,820, of which $1,424,042 represented gross unrealized appreciation on securities and $25,059,862 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$75,390,216	$—	$20	$75,390,236
Money market funds	1,712,623	—	—	1,712,623

Total	$77,102,839	$—	$20	$77,102,859

60

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AIR FREIGHT & LOGISTICS — 1.82%
bpost SA	75,972	$1,708,531

		1,708,531
BANKS — 8.45%
KBC Group NV	131,821	7,911,903

		7,911,903
BEVERAGES — 22.66%
Anheuser-Busch InBev SA/NV	204,094	21,225,941

		21,225,941
BIOTECHNOLOGY — 2.93%
Ablynx NVa,b	84,241	879,777
Celyad SAa	2,410	44,049
Galapagos NVa,b	30,619	1,821,189

		2,745,015
CAPITAL MARKETS — 1.21%
Gimv NV	21,127	1,130,661

		1,130,661
CHEMICALS — 10.38%
Solvay SA	43,774	5,003,419
Tessenderlo Chemie NVa	32,514	1,117,848
Umicore SA	60,121	3,605,277

		9,726,544
COMMUNICATIONS EQUIPMENT — 0.84%
EVS Broadcast Equipment SA	24,047	781,852

		781,852
CONSTRUCTION & ENGINEERING — 1.06%
Cie. d’Entreprises CFE	9,704	988,224

		988,224
DISTRIBUTORS — 1.17%
D’ieteren SA/NV	27,888	1,099,178

		1,099,178
DIVERSIFIED FINANCIAL SERVICES — 9.32%
Ackermans & van Haaren NVb	16,770	2,200,575
Groupe Bruxelles Lambert SA	47,450	3,898,442
KBC Ancora[a]	33,417	1,296,892
Sofina SA	9,924	1,337,503

		8,733,412
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.92%
Proximus SADP	96,515	2,731,069

		2,731,069

Security	Shares	Value
ELECTRIC UTILITIES — 1.49%
Elia System Operator SA/NV	28,203	$1,393,718

		1,393,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.04%
Barco NV	12,738	977,222

		977,222
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.62%
Aedifica SA	15,157	1,118,423
Befimmo SA	21,528	1,196,425
Cofinimmo SA	16,059	1,775,087
Intervest Offices & Warehouses NV	30,696	776,611
Warehouses De Pauw CVA	15,553	1,336,388

		6,202,934
FOOD & STAPLES RETAILING — 2.48%
Colruyt SA	45,969	2,325,307

		2,325,307
FOOD PRODUCTS — 0.37%
Greenyard NV	22,267	349,588

		349,588
HEALTH CARE EQUIPMENT & SUPPLIES — 1.46%
Biocartis NVa,b,c	34,534	318,713
Ion Beam Applications	24,262	1,043,512

		1,362,225
HEALTH CARE PROVIDERS & SERVICES — 0.79%
Fagron[a,b]	79,233	741,576

		741,576
HEALTH CARE TECHNOLOGY — 1.09%
AGFA-Gevaert NVa	222,822	1,021,116

		1,021,116
INSURANCE — 4.18%
Ageas	104,746	3,912,898

		3,912,898
IT SERVICES — 1.10%
Econocom Group SA/NV	72,152	1,030,978

		1,030,978
MEDIA — 3.17%
Kinepolis Group NVb	21,400	950,041
Telenet Group Holding NVa	38,119	2,014,553

		2,964,594

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2016

Security	Shares	Value
METALS & MINING — 2.38%
Bekaert SA	33,204	$1,386,193
Nyrstar NVa,b	121,275	844,706

		2,230,899
OIL, GAS & CONSUMABLE FUELS — 1.50%
Euronav NV	117,628	879,323
Exmar NVb	76,243	529,269

		1,408,592
PERSONAL PRODUCTS — 1.53%
Ontex Group NV	52,901	1,436,885

		1,436,885
PHARMACEUTICALS — 4.55%
UCB SA	66,215	4,263,620

		4,263,620
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.33%
Melexis NV	19,919	1,248,787

		1,248,787
TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Sioen Industries NV	12,308	407,357
Van de Velde NV	5,850	406,472

		813,829
WIRELESS TELECOMMUNICATION SERVICES — 0.98%
Orange Belgium SAa	43,927	913,316

		913,316

TOTAL COMMON STOCKS (Cost: $110,673,037)		93,380,414

SHORT-TERM INVESTMENTS — 4.55%

MONEY MARKET FUNDS — 4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	4,249,852	4,251,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	8,729	8,729

		4,259,856

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,258,625)		4,259,856

Value
TOTAL INVESTMENTS IN SECURITIES — 104.24%
(Cost: $114,931,662)[g]	$97,640,270
Other Assets, Less Liabilities — (4.24)%	(3,972,289)

NET ASSETS — 100.00%	$93,667,981

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $117,489,360. Net unrealized depreciation was $19,849,090, of which $1,098,840 represented gross unrealized appreciation on securities and $20,947,930 represented gross unrealized depreciation on securities.

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$93,380,414	$—	$—	$93,380,414
Money market funds	4,259,856	—	—	4,259,856

Total	$97,640,270	$—	$—	$97,640,270

63

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 60.39%

AEROSPACE & DEFENSE — 1.13%
Embraer SA	9,250,732	$45,316,964

		45,316,964
BANKS — 5.92%
Banco Bradesco SA	10,944,670	94,287,564
Banco do Brasil SA	11,292,397	95,146,582
Banco Santander Brasil SA Units	5,811,500	48,381,919

		237,816,065
BEVERAGES — 7.87%
Ambev SA	62,341,060	316,082,536

		316,082,536
CAPITAL MARKETS — 4.02%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	24,452,100	120,073,727
CETIP SA - Mercados Organizados	3,163,903	41,493,196

		161,566,923
CONTAINERS & PACKAGING — 0.90%
Klabin SA Units	7,184,420	36,044,230

		36,044,230
DIVERSIFIED CONSUMER SERVICES — 1.98%
Kroton Educacional SA	18,658,964	79,710,874

		79,710,874
ELECTRIC UTILITIES — 2.83%
Centrais Eletricas Brasileiras SAa	2,767,600	20,987,122
CPFL Energia SA	3,883,653	28,313,638
EDP - Energias do Brasil SA	5,829,800	24,439,487
Equatorial Energia SA	2,578,700	40,016,545

		113,756,792
FOOD & STAPLES RETAILING — 1.58%
Raia Drogasil SA	3,323,200	63,359,399

		63,359,399
FOOD PRODUCTS — 4.39%
BRF SA	8,180,850	124,919,705
JBS SA	10,798,222	31,157,619
M. Dias Branco SA	586,200	20,276,541

		176,353,865
HEALTH CARE PROVIDERS & SERVICES — 0.70%
Odontoprev SA	3,270,400	11,312,248
Qualicorp SA	3,109,800	16,870,608

		28,182,856

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.93%
AES Tiete Energia SA	2,374,500	$10,319,335
Engie Brasil Energia SA	2,546,200	26,986,332

		37,305,667
INSURANCE — 2.76%
BB Seguridade Participacoes SA	9,178,200	76,763,128
Porto Seguro SA	1,938,500	16,402,031
Sul America SA	3,206,350	17,792,517

		110,957,676
IT SERVICES — 3.02%
Cielo SA	13,827,055	121,490,044

		121,490,044
MACHINERY — 0.95%
WEG SA	8,266,560	38,051,837

		38,051,837
METALS & MINING — 2.69%
Cia. Siderurgica Nacional SAa	11,261,254	41,382,819
Vale SA	8,047,200	66,756,669

		108,139,488
MULTILINE RETAIL — 1.88%
Lojas Americanas SA	3,769,760	14,365,767
Lojas Renner SA	9,221,000	61,282,507

		75,648,274
OIL, GAS & CONSUMABLE FUELS — 8.44%
Cosan SA Industria e Comercio	2,049,890	23,925,989
Petroleo Brasileiro SAa	39,300,844	214,600,617
Ultrapar Participacoes SA	4,927,800	100,668,435

		339,195,041
PAPER & FOREST PRODUCTS — 1.04%
Duratex SA	4,100,411	8,303,863
Fibria Celulose SA	3,642,326	33,392,026

		41,695,889
PERSONAL PRODUCTS — 0.51%
Natura Cosmeticos SA	2,660,600	20,608,343

		20,608,343
PHARMACEUTICALS — 1.02%
Hypermarcas SA	5,318,600	40,834,898

		40,834,898
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.22%
BR Malls Participacoes SAa	8,344,020	26,641,660

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2016

Security	Shares	Value
Multiplan Empreendimentos Imobiliarios SA	1,314,800	$22,595,514

		49,237,174
ROAD & RAIL — 1.08%
Localiza Rent A Car SA	2,349,240	24,072,331
Rumo Logistica Operadora Multimodal SAa	10,190,000	19,159,911

		43,232,242
SOFTWARE — 0.31%
TOTVS SA	1,991,400	12,663,715

		12,663,715
TRANSPORTATION INFRASTRUCTURE — 1.34%
CCR SA	12,384,000	53,856,213

		53,856,213
WATER UTILITIES — 1.14%
Cia. de Saneamento Basico do Estado de Sao Paulo	5,169,300	45,786,320

		45,786,320
WIRELESS TELECOMMUNICATION SERVICES — 0.74%
TIM Participacoes SA	12,166,990	29,855,437

		29,855,437

TOTAL COMMON STOCKS (Cost: $1,737,120,226)		2,426,748,762

PREFERRED STOCKS — 39.61%

BANKS — 22.58%
Banco Bradesco SA	36,712,335	322,894,890
Itau Unibanco Holding SA	43,333,378	453,767,408
Itausa-Investimentos Itau SA	51,279,697	130,530,138

		907,192,436
CHEMICALS — 0.56%
Braskem SA Class A	2,749,036	22,349,886

		22,349,886
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.95%
Telefonica Brasil SA	5,869,774	78,367,774

		78,367,774
ELECTRIC UTILITIES — 1.86%
Centrais Eletricas Brasileiras SA Class B	4,123,251	34,534,132
Cia. Energetica de Minas Gerais	10,739,590	25,082,856
Cia. Paranaense de Energia Class B	1,758,400	15,049,721

		74,666,709

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.82%
Cia. Brasileira de Distribuicao	2,042,364	$32,967,649

		32,967,649
METALS & MINING — 4.16%
Gerdau SA	12,582,546	50,404,582
Vale SA	15,478,000	116,914,383

		167,318,965
MULTILINE RETAIL — 1.06%
Lojas Americanas SA	8,805,627	42,641,883

		42,641,883
OIL, GAS & CONSUMABLE FUELS — 6.10%
Petroleo Brasileiro SA	51,799,578	245,023,872

		245,023,872
PAPER & FOREST PRODUCTS — 0.52%
Suzano Papel e Celulose SA Class A	5,487,900	20,848,341

		20,848,341

TOTAL PREFERRED STOCKS (Cost: $1,041,404,767)		1,591,377,515

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	2,048,984	2,048,984

		2,048,984

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,048,984)		2,048,984

TOTAL INVESTMENTS IN SECURITIES — 100.05% (Cost: $2,780,573,977)[d]		4,020,175,261
Other Assets, Less Liabilities — (0.05)%		(1,985,453)

NET ASSETS — 100.00%		$4,018,189,808

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,357,840,183. Net unrealized appreciation was $662,335,078, of which $1,265,541,561 represented gross unrealized appreciation on securities and $603,206,483 represented gross unrealized depreciation on securities.

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,426,748,762	$—	$—	$2,426,748,762
Preferred stocks	1,591,377,515	—	—	1,591,377,515
Money market funds	2,048,984	—	—	2,048,984

Total	$4,020,175,261	$—	$—	$4,020,175,261

66

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 92.63%

BRAZIL — 9.45%
AES Tiete Energia SA	9,800	$42,590
Ambev SA	411,665	2,087,230
Banco Bradesco SA	62,126	535,211
Banco do Brasil SA	78,489	661,326
Banco Santander Brasil SA Units	39,200	326,348
BB Seguridade Participacoes SA	58,800	491,782
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	156,869	770,316
BR Malls Participacoes SAa	51,320	163,860
BRF SA	49,000	748,219
CCR SA	78,400	340,950
Centrais Eletricas Brasileiras SAa	19,600	148,630
CETIP SA - Mercados Organizados	20,160	264,390
Cia. de Saneamento Basico do Estado de Sao Paulo	29,400	260,406
Cia. Siderurgica Nacional SAa	49,000	180,065
Cielo SA	94,601	831,202
Cosan SA Industria e Comercio	9,800	114,384
CPFL Energia SA	11,854	86,421
Duratex SA	29,448	59,636
EDP - Energias do Brasil SA	29,400	123,250
Embraer SA	58,800	288,046
Engie Brasil Energia SA	19,600	207,734
Equatorial Energia SA	19,600	304,155
Fibria Celulose SA	19,641	180,064
Hypermarcas SA	29,400	225,726
JBS SA	68,652	198,091
Klabin SA Units	49,000	245,833
Kroton Educacional SA	117,664	502,659
Localiza Rent A Car SA	9,860	101,034
Lojas Americanas SA	9,800	37,346
Lojas Renner SA	58,800	390,783
Multiplan Empreendimentos Imobiliarios SA	9,800	168,418
Natura Cosmeticos SA	9,800	75,908
Odontoprev SA	19,600	67,796
Petroleo Brasileiro SAa	254,800	1,391,325
Porto Seguro SA	9,800	82,920
Qualicorp SA	19,600	106,330
Raia Drogasil SA	19,650	374,643
Rumo Logistica Operadora Multimodal SAa	68,600	128,986
Sul America SA	9,872	54,781

Security	Shares	Value
TIM Participacoes SA	68,669	$168,500
TOTVS SA	9,800	62,320
Ultrapar Participacoes SA	29,400	600,603
Vale SA	107,800	894,270
WEG SA	49,440	227,578

		15,322,065
CHINA — 57.77%
3SBio Inc.[a,b,c]	98,000	104,233
58.com Inc. ADR[a]	6,664	213,715
AAC Technologies Holdings Inc.	49,000	443,465
Agricultural Bank of China Ltd. Class H	2,156,000	903,354
Air China Ltd. Class H	214,000	146,775
Alibaba Group Holding Ltd. ADR[a,c]	96,138	9,038,895
Alibaba Health Information Technology Ltd.[a]	274,000	153,308
Alibaba Pictures Group Ltd.[a,c]	1,050,000	201,698
Aluminum Corp. of China Ltd. Class Ha,c	392,000	174,859
Anhui Conch Cement Co. Ltd. Class Hc	98,000	283,641
ANTA Sports Products Ltd.[c]	98,040	287,548
AviChina Industry & Technology Co. Ltd. Class H	196,000	135,693
Baidu Inc.[a]	23,226	3,877,581
Bank of China Ltd. Class H	6,762,000	3,077,341
Bank of Communications Co. Ltd. Class H	690,200	530,331
Beijing Capital International Airport Co. Ltd. Class H	196,000	193,305
Beijing Enterprises Holdings Ltd.	49,000	226,154
Beijing Enterprises Water Group Ltd.	392,000	283,514
Belle International Holdings Ltd.	490,000	281,114
Brilliance China Automotive Holdings Ltd.	196,000	274,417
Byd Co. Ltd. Class Hc	49,000	295,011
CGN Power Co. Ltd. Class Hb	882,000	264,942
China Cinda Asset Management Co. Ltd. Class H	686,000	247,633
China CITIC Bank Corp. Ltd. Class H	784,000	511,437
China Coal Energy Co. Ltd. Class Ha	196,000	98,800

67

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2016

Security	Shares	Value
China Communications Construction Co. Ltd. Class H	402,000	$481,986
China Communications Services Corp. Ltd. Class H	196,800	115,949
China Conch Venture Holdings Ltd.	98,000	180,671
China Construction Bank Corp. Class H	7,154,370	5,331,201
China Everbright Bank Co. Ltd. Class H	303,000	143,753
China Everbright International Ltd.	196,000	237,525
China Evergrande Group[c]	392,000	267,848
China Galaxy Securities Co. Ltd. Class H	245,000	243,211
China Gas Holdings Ltd.	196,000	259,256
China Huarong Asset Management Co. Ltd.[a,b]	392,000	157,676
China Huishan Dairy Holdings Co. Ltd.[c]	294,000	109,919
China Jinmao Holdings Group Ltd.[c]	232,000	62,212
China Life Insurance Co. Ltd. Class H	686,000	1,994,327
China Longyuan Power Group Corp. Ltd.	294,000	230,071
China Medical System Holdings Ltd.	98,000	163,488
China Mengniu Dairy Co. Ltd.	196,000	401,771
China Merchants Bank Co. Ltd. Class H	343,456	848,384
China Merchants Port Holdings Co. Ltd.	196,000	492,233
China Minsheng Banking Corp. Ltd. Class H	490,000	553,383
China Mobile Ltd.	539,000	5,882,224
China National Building Material Co. Ltd. Class Hc	196,000	99,053
China Oilfield Services Ltd. Class H	196,000	185,725
China Overseas Land & Investment Ltd.	392,800	1,134,345
China Pacific Insurance Group Co. Ltd. Class H	215,600	838,034
China Petroleum & Chemical Corp. Class H	2,156,600	1,506,936

Security	Shares	Value
China Power International Development Ltd.	294,000	$108,782
China Railway Construction Corp. Ltd. Class H	159,000	225,894
China Railway Group Ltd. Class H	392,000	353,761
China Resources Beer Holdings Co. Ltd.[a]	196,000	414,911
China Resources Gas Group Ltd.[c]	89,000	263,903
China Resources Land Ltd.	224,444	545,148
China Resources Power Holdings Co. Ltd.	196,200	322,757
China Shenhua Energy Co. Ltd. Class H	294,000	608,722
China Southern Airlines Co. Ltd. Class H	196,000	112,445
China State Construction International Holdings Ltd.	196,000	316,869
China Taiping Insurance Holdings Co. Ltd.[a]	137,240	314,231
China Telecom Corp. Ltd. Class H	1,176,000	568,544
China Unicom Hong Kong Ltd.	393,900	478,369
China Vanke Co. Ltd. Class H	107,401	329,542
Chongqing Changan Automobile Co. Ltd. Class B	73,300	110,564
Chongqing Rural Commercial Bank Co. Ltd. Class H	196,000	122,300
CITIC Ltd.	392,000	603,415
CITIC Securities Co. Ltd. Class H	196,000	458,879
CNOOC Ltd.	1,568,000	1,977,018
COSCO SHIPPING Ports Ltd.	206,000	215,650
Country Garden Holdings Co. Ltd.[c]	490,046	274,191
CRRC Corp. Ltd. Class H	369,400	364,797
CSPC Pharmaceutical Group Ltd.	392,000	420,976
Ctrip.com International Ltd.[a,c]	32,340	1,462,738
Dongfeng Motor Group Co. Ltd. Class H	196,000	199,370
ENN Energy Holdings Ltd.	74,000	340,585
Far East Horizon Ltd.	196,000	177,133
Fosun International Ltd.	196,000	290,589
Fullshare Holdings Ltd.	460,000	244,925
Fuyao Glass Industry Group Co. Ltd.[b]	39,200	119,268
GCL-Poly Energy Holdings Ltd.[c]	1,155,000	154,861
Geely Automobile Holdings Ltd.	490,000	506,636

68

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2016

Security	Shares	Value
GF Securities Co. Ltd. Class H	117,600	$275,327
GOME Electrical Appliances Holding Ltd.	1,016,400	132,346
Great Wall Motor Co. Ltd. Class H	245,000	230,576
Guangdong Investment Ltd.	196,000	274,417
Guangzhou Automobile Group Co. Ltd. Class H	196,454	257,324
Guangzhou R&F Properties Co. Ltd. Class H	78,400	99,660
Haier Electronics Group Co. Ltd.	118,000	196,853
Haitong Securities Co. Ltd. Class H	274,400	529,226
Hanergy Thin Film Power Group Ltd.[a]	7,709	—
Hengan International Group Co. Ltd.	49,000	385,663
HengTen Networks Group Ltd.[a]	1,956,000	171,476
Huaneng Power International Inc. Class H	392,000	245,611
Huaneng Renewables Corp. Ltd. Class H	392,000	126,343
Huatai Securities Co. Ltd. Class Hb	117,600	270,172
Industrial & Commercial Bank of China Ltd. Class H	6,272,050	3,840,864
JD.com Inc. ADR[a,c]	56,742	1,524,658
Jiangxi Copper Co. Ltd. Class H	98,000	149,843
Kingsoft Corp. Ltd.[c]	98,000	220,090
Kunlun Energy Co. Ltd.[c]	196,000	143,273
Lenovo Group Ltd.[c]	588,000	364,627
Longfor Properties Co. Ltd.	98,000	125,964
Netease Inc.	6,860	1,537,326
New China Life Insurance Co. Ltd. Class H	58,800	297,538
New Oriental Education & Technology Group Inc. ADR[a]	11,564	580,166
Nine Dragons Paper (Holdings) Ltd.	98,000	86,040
People’s Insurance Co. Group of China Ltd. (The) Class H	588,000	247,885
PetroChina Co. Ltd. Class H	1,764,000	1,198,492
PICC Property & Casualty Co. Ltd. Class H	393,548	659,579
Ping An Insurance Group Co. of China Ltd. Class H	441,000	2,439,056

Security	Shares	Value
Qunar Cayman Islands Ltd. ADR[a,c]	2,646	$79,459
Semiconductor Manufacturing International Corp.[a]	2,254,000	305,119
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	184,000	127,148
Shanghai Electric Group Co. Ltd. Class Ha,c	200,000	96,433
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	52,500	165,149
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	76,380	118,771
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	58,800	147,064
Shenzhou International Group Holdings Ltd.	55,000	338,226
Shimao Property Holdings Ltd.	98,000	128,112
Sina Corp.[a]	4,802	370,042
Sino Biopharmaceutical Ltd.	392,000	268,858
Sino-Ocean Group Holding Ltd.	245,000	104,549
Sinopec Engineering Group Co. Ltd. Class H	98,000	84,650
Sinopec Shanghai Petrochemical Co. Ltd. Class H	393,000	206,718
Sinopharm Group Co. Ltd. Class H	117,600	548,835
Sinotrans Ltd. Class H	196,000	98,042
SOHO China Ltd.	196,000	103,854
Sun Art Retail Group Ltd.[c]	196,000	166,268
Sunac China Holdings Ltd.	196,000	148,832
Sunny Optical Technology Group Co. Ltd.	98,000	493,370
TAL Education Group Class A ADR[a,c]	3,626	277,498
Tencent Holdings Ltd.	490,000	12,236,339
Tingyi Cayman Islands Holding Corp.[c]	196,000	232,977
TravelSky Technology Ltd. Class H	98,000	205,434
Tsingtao Brewery Co. Ltd. Class H	40,000	157,800
Vipshop Holdings Ltd. ADR[a]	34,790	390,344
Want Want China Holdings Ltd.[c]	490,000	312,699
Weibo Corp. ADR[a]	2,548	130,738

69

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2016

Security	Shares	Value
Weichai Power Co. Ltd. Class H	40,550	$65,347
Yanzhou Coal Mining Co. Ltd. Class H	196,000	136,956
Yum China Holdings Inc.[a]	33,679	947,054
YY Inc. ADR[a]	2,548	110,252
Zhuzhou CRRC Times Electric Co. Ltd. Class H	55,000	298,518
Zijin Mining Group Co. Ltd. Class H	423,000	141,788
ZTE Corp. Class H	58,848	95,593

		93,626,949
INDIA — 17.42%
ACC Ltd.	4,508	88,409
Adani Ports & Special Economic Zone Ltd.	73,502	298,415
Ambuja Cements Ltd.	45,962	141,548
Apollo Hospitals Enterprise Ltd.	5,880	102,680
Ashok Leyland Ltd.	91,162	105,880
Asian Paints Ltd.	24,794	351,323
Aurobindo Pharma Ltd.	22,444	242,904
Axis Bank Ltd.	142,296	976,754
Bajaj Auto Ltd.	7,546	296,018
Bajaj Finance Ltd.	13,720	184,366
Bajaj Finserv Ltd.	3,038	132,706
Bharat Forge Ltd.	8,428	111,246
Bharat Heavy Electricals Ltd.	53,116	100,996
Bharat Petroleum Corp. Ltd.	42,336	398,286
Bharti Airtel Ltd.	84,672	401,533
Bharti Infratel Ltd.	47,365	259,802
Bosch Ltd.	686	205,706
Cadila Healthcare Ltd.	17,934	105,248
Cairn India Ltd.	39,494	145,169
Cipla Ltd.	29,792	246,609
Coal India Ltd.	62,303	280,891
Container Corp. of India Ltd.	2,672	45,673
Dabur India Ltd.	45,864	189,992
Divi’s Laboratories Ltd.	7,546	129,425
Dr. Reddy’s Laboratories Ltd.	9,705	453,271
Eicher Motors Ltd.	1,176	371,443
GAIL (India) Ltd.	25,186	156,288
Glenmark Pharmaceuticals Ltd.	11,564	147,927
Godrej Consumer Products Ltd.	10,682	227,400
Havells India Ltd.	19,796	99,589
HCL Technologies Ltd.	48,020	563,902
Hero Motocorp Ltd.	4,508	208,514

Security	Shares	Value
Hindalco Industries Ltd.	97,609	$250,622
Hindustan Petroleum Corp. Ltd.	33,810	232,747
Hindustan Unilever Ltd.	55,958	689,982
Housing Development Finance Corp. Ltd.	129,164	2,383,485
ICICI Bank Ltd.	95,550	370,689
Idea Cellular Ltd.	105,644	119,536
IDFC Bank Ltd.	113,288	113,290
Indiabulls Housing Finance Ltd.	25,578	285,884
Infosys Ltd.	157,486	2,244,526
ITC Ltd.	288,708	980,652
JSW Steel Ltd.	7,252	183,183
Larsen & Toubro Ltd.	27,440	554,321
LIC Housing Finance Ltd.	26,950	222,218
Lupin Ltd.	19,012	417,979
Mahindra & Mahindra Financial Services Ltd.	24,001	104,719
Mahindra & Mahindra Ltd.	32,477	562,295
Marico Ltd.	41,160	151,924
Maruti Suzuki India Ltd.	9,212	708,709
Motherson Sumi Systems Ltd.	33,418	151,250
Nestle India Ltd.	2,058	189,107
NTPC Ltd.	139,356	332,159
Oil & Natural Gas Corp. Ltd.	74,578	314,769
Piramal Enterprises Ltd.	6,468	159,992
Power Finance Corp. Ltd.	59,004	115,682
Reliance Industries Ltd.	111,509	1,612,873
Shree Cement Ltd.	784	178,354
Shriram Transport Finance Co. Ltd.	13,083	172,872
Siemens Ltd.	6,667	105,890
State Bank of India	134,956	509,371
Sun Pharmaceuticals Industries Ltd.	83,236	863,138
Tata Consultancy Services Ltd.	40,376	1,342,574
Tata Motors Ltd.	137,498	922,627
Tata Motors Ltd. Class A	31,875	138,725
Tata Power Co. Ltd.	90,555	97,965
Tata Steel Ltd.	25,382	153,907
Tech Mahindra Ltd.	20,482	145,187
Titan Co. Ltd.	24,206	114,401
Ultratech Cement Ltd.	7,252	381,777
United Spirits Ltd.[a]	5,782	162,055
UPL Ltd.	30,086	278,646
Vedanta Ltd.	91,140	306,046

70

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2016

Security	Shares	Value
Wipro Ltd.	52,531	$357,055
Yes Bank Ltd.	25,970	445,367
Zee Entertainment Enterprises Ltd.	50,666	337,273

		28,235,736
RUSSIA — 7.99%
Alrosa PJSC	225,400	326,328
Gazprom PJSC	561,544	1,301,965
Gazprom PJSC ADR	226,082	1,042,012
Inter RAO UES PJSC	2,548,000	151,755
Lukoil PJSC	17,542	857,609
Lukoil PJSC ADR	19,404	950,796
Magnit PJSC GDR[d]	26,068	1,050,019
MMC Norilsk Nickel PJSC	4,704	761,017
Mobile TeleSystems PJSC ADR	42,826	335,328
Moscow Exchange MICEX-RTS PJSC	118,580	219,219
Novatek OJSC GDR[d]	7,742	914,330
PhosAgro PJSC GDR[d]	8,134	111,842
Rosneft PJSC	100,422	532,396
Rostelecom PJSC	78,060	102,678
RusHydro PJSC	8,820,200	131,125
Sberbank of Russia PJSC	928,200	2,287,619
Severstal PJSC	17,640	265,932
Sistema PJSC FC GDR[d]	14,308	118,184
Surgutneftegas OJSC	283,210	131,266
Surgutneftegas OJSC ADR	34,343	156,089
Tatneft PJSC Class S	120,543	728,205
VTB Bank PJSC	451,106,001	482,717

		12,958,431

TOTAL COMMON STOCKS (Cost: $153,164,910)		150,143,181

PREFERRED STOCKS — 7.06%

BRAZIL — 6.63%
Banco Bradesco SA	245,085	2,155,589
Braskem SA Class A	9,800	79,675
Centrais Eletricas Brasileiras SA Class B	19,682	164,846
Cia. Brasileira de Distribuicao	9,856	159,095
Cia. Energetica de Minas Gerais	58,832	137,405
Cia. Paranaense de Energia Class B	9,800	83,876
Gerdau SA	78,400	314,063

Security	Shares	Value
Itau Unibanco Holding SA	280,972	$2,942,210
Itausa-Investimentos Itau SA	343,089	873,317
Lojas Americanas SA	58,904	285,247
Petroleo Brasileiro SA	333,214	1,576,179
Suzano Papel e Celulose SA Class A	29,400	111,690
Telefonica Brasil SA	39,264	524,216
Vale SA	176,400	1,332,452

		10,739,860
RUSSIA — 0.43%
Surgutneftegas OJSC	607,600	296,861
Transneft PJSC	147	401,902

		698,763

TOTAL PREFERRED STOCKS (Cost: $12,305,996)		11,438,623

SHORT-TERM INVESTMENTS — 9.57%

MONEY MARKET FUNDS — 9.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	15,502,768	15,507,419

		15,507,419

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,503,727)		15,507,419

TOTAL INVESTMENTS IN SECURITIES — 109.26% (Cost: $180,974,633)[h]		177,089,223
Other Assets, Less Liabilities — (9.26)%		(15,012,429)

NET ASSETS — 100.00%		$162,076,794

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $189,032,644. Net unrealized depreciation was $11,943,421, of which $26,545,983 represented gross unrealized appreciation on securities and $38,489,404 represented gross unrealized depreciation on securities.

71

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$150,024,410	$118,771	$0	[a]	$150,143,181
Preferred stocks	11,438,623	—	—		11,438,623
Money market funds	15,507,419	—	—		15,507,419

Total	$176,970,452	$118,771	$0	[a]	$177,089,223

[a]	Rounds to less than $1.

72

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

AEROSPACE & DEFENSE — 0.55%
Bombardier Inc. Class Ba	5,285,518	$7,390,134
CAE Inc.	737,029	10,858,653

		18,248,787
AUTO COMPONENTS — 1.45%
Linamar Corp.	133,255	5,127,632
Magna International Inc. Class A	1,060,660	42,817,659

		47,945,291
BANKS — 27.78%
Bank of Montreal	1,753,275	115,437,629
Bank of Nova Scotia (The)	3,273,813	180,515,020
Canadian Imperial Bank of Commerce	1,074,414	84,684,215
National Bank of Canada	919,379	34,406,627
Royal Bank of Canada	4,042,130	261,779,474
Toronto-Dominion Bank (The)	5,048,047	238,661,571

		915,484,536
CAPITAL MARKETS — 4.20%
Brookfield Asset Management Inc. Class A	2,348,362	78,121,547
CI Financial Corp.	667,750	13,195,090
IGM Financial Inc.	263,211	7,614,835
Thomson Reuters Corp.	913,421	39,394,083

		138,325,555
CHEMICALS — 2.68%
Agrium Inc.	357,009	35,947,827
Methanex Corp.	244,056	10,732,583
Potash Corp. of Saskatchewan Inc.	2,286,308	41,658,892

		88,339,302
CONSTRUCTION & ENGINEERING — 0.52%
SNC-Lavalin Group Inc.	407,799	17,263,066

		17,263,066
CONTAINERS & PACKAGING — 0.40%
CCL Industries Inc. Class B	75,600	13,142,570

		13,142,570
DIVERSIFIED FINANCIAL SERVICES — 0.75%
Element Fleet Management Corp.	1,053,632	8,776,349
Onex Corp.	225,095	15,783,100

		24,559,449

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.02%
BCE Inc.	401,172	$17,271,937
TELUS Corp.	524,340	16,362,715

		33,634,652
ELECTRIC UTILITIES — 1.37%
Emera Inc.	130,547	4,379,723
Fortis Inc./Canada	1,083,926	32,277,552
Hydro One Ltd.[b]	487,494	8,367,813

		45,025,088
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.57%
H&R REIT	378,702	6,142,712
RioCan REIT	433,258	8,629,072
Smart REIT	176,157	4,077,053

		18,848,837
FOOD & STAPLES RETAILING — 3.79%
Alimentation Couche-Tard Inc. Class B	1,142,703	52,681,957
Empire Co. Ltd. Class A	450,819	6,115,528
George Weston Ltd.	139,004	11,549,551
Jean Coutu Group PJC Inc. (The) Class A	224,193	3,453,099
Loblaw Companies Ltd.	607,559	31,534,689
Metro Inc.	645,301	19,633,544

		124,968,368
FOOD PRODUCTS — 0.71%
Saputo Inc.	695,177	23,487,945

		23,487,945
HOTELS, RESTAURANTS & LEISURE — 0.87%
Restaurant Brands International Inc.	603,286	28,701,625

		28,701,625
INSURANCE — 8.65%
Fairfax Financial Holdings Ltd.	62,730	29,779,722
Great-West Lifeco Inc.	810,619	21,317,483
Industrial Alliance Insurance & Financial Services Inc.	278,639	11,801,644
Intact Financial Corp.	357,516	24,860,736
Manulife Financial Corp.	5,369,256	93,400,936
Power Corp. of Canada	1,017,883	22,710,464
Power Financial Corp.	681,013	17,179,801
Sun Life Financial Inc.	1,667,278	63,958,203

		285,008,989

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2016

Security	Shares	Value
IT SERVICES — 0.85%
CGI Group Inc. Class Aa	589,238	$27,884,288

		27,884,288
MEDIA — 0.67%
Shaw Communications Inc. Class B	1,126,730	22,030,144

		22,030,144
METALS & MINING — 7.49%
Agnico Eagle Mines Ltd.	609,621	25,026,833
Barrick Gold Corp.	3,174,960	47,579,536
Eldorado Gold Corp.[a]	1,766,062	4,859,757
First Quantum Minerals Ltd.	1,877,631	21,421,136
Franco-Nevada Corp.	486,069	28,207,619
Goldcorp Inc.	2,323,186	30,633,711
Kinross Gold Corp.[a]	3,400,982	11,230,373
Silver Wheaton Corp.	1,202,752	21,861,713
Teck Resources Ltd. Class B	1,542,367	39,012,272
Turquoise Hill Resources Ltd.[a]	2,752,517	9,191,433
Yamana Gold Inc.	2,590,742	7,726,369

		246,750,752
MULTI-UTILITIES — 0.47%
Atco Ltd./Canada Class I	206,858	6,584,503
Canadian Utilities Ltd. Class A	341,129	8,973,473

		15,557,976
MULTILINE RETAIL — 1.29%
Canadian Tire Corp. Ltd. Class A	187,363	19,497,123
Dollarama Inc.	307,601	22,856,177

		42,353,300
OIL, GAS & CONSUMABLE FUELS — 23.07%
AltaGas Ltd.	444,794	10,797,320
ARC Resources Ltd.	955,944	16,721,555
Cameco Corp.	1,082,790	9,953,357
Canadian Natural Resources Ltd.	2,997,237	101,044,737
Cenovus Energy Inc.	2,270,608	35,074,021
Crescent Point Energy Corp.	1,477,272	18,787,261
Enbridge Inc.	2,541,918	106,811,221
Encana Corp.	2,606,429	32,701,515
Husky Energy Inc.[a]	960,086	11,260,268
Imperial Oil Ltd.	807,901	27,633,026
Inter Pipeline Ltd.	972,094	19,744,078
Keyera Corp.	498,631	14,318,119
Pembina Pipeline Corp.	1,064,110	31,236,369

Security	Shares	Value
Peyto Exploration & Development Corp.	449,597	$11,054,348
PrairieSky Royalty Ltd.	562,378	13,714,394
Seven Generations Energy Ltd. Class Aa	653,020	15,026,356
Suncor Energy Inc.	4,531,048	144,160,519
Tourmaline Oil Corp.[a]	572,976	15,442,994
TransCanada Corp.	2,327,861	104,447,311
Veresen Inc.	841,156	7,719,668
Vermilion Energy Inc.	315,127	12,770,542

		760,418,979
PAPER & FOREST PRODUCTS — 0.19%
West Fraser Timber Co. Ltd.	179,764	6,402,572

		6,402,572
PHARMACEUTICALS — 0.43%
Valeant Pharmaceuticals International Inc.[a,c]	897,555	14,178,245

		14,178,245
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
First Capital Realty Inc.	354,700	5,370,885

		5,370,885
ROAD & RAIL — 6.04%
Canadian National Railway Co.	2,108,524	140,834,851
Canadian Pacific Railway Ltd.	381,589	58,356,497

		199,191,348
SOFTWARE — 1.37%
Constellation Software Inc./Canada	51,918	24,188,243
Open Text Corp.	330,080	21,011,117

		45,199,360
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.32%
BlackBerry Ltd.[a,c]	1,355,354	10,422,699

		10,422,699
TEXTILES, APPAREL & LUXURY GOODS — 0.50%
Gildan Activewear Inc.	600,457	16,308,709

		16,308,709
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Finning International Inc.	457,943	9,216,077

		9,216,077

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.16%
Rogers Communications Inc. Class B	986,145	$38,064,053

		38,064,053

TOTAL COMMON STOCKS
(Cost: $3,777,495,592)		3,282,333,447

RIGHTS — 0.00%

METALS & MINING — 0.00%
Yamana Gold Inc.[a]	159,243	39,083

		39,083

TOTAL RIGHTS
(Cost: $67,243)		39,083

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	10,278,521	10,281,604
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	595,686	595,686

		10,877,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,874,227)		10,877,290

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $3,788,437,062)[g]		3,293,249,820
Other Assets, Less Liabilities — 0.07%		2,404,060

NET ASSETS — 100.00%		$3,295,653,880

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,834,554,040. Net unrealized depreciation was $541,304,220, of which $170,637,372 represented gross unrealized appreciation on securities and $711,941,592 represented gross unrealized depreciation on securities.

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P/TSX 60 Index	92	Dec. 2016	Montreal	$11,680,752	$12,140,770	$460,018

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,282,333,447	$—	$—	$3,282,333,447
Rights	39,083	—	—	39,083
Money market funds	10,877,290	—	—	10,877,290

Total	$3,293,249,820	$—	$—	$3,293,249,820

Derivative financial instruments[a]:
Assets:
Futures contracts	$460,018	$—	$—	$460,018

Total	$460,018	$—	$—	$460,018

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

76

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 93.27%

AIRLINES — 4.42%
LATAM Airlines Group SAa	1,926,270	$17,008,015

		17,008,015
BANKS — 16.53%
Banco de Chile	135,438,906	15,360,006
Banco de Credito e Inversiones	281,337	14,097,573
Banco Santander Chile	449,990,774	24,403,333
Itau CorpBanca	1,182,795,426	9,665,515

		63,526,427
BEVERAGES — 4.40%
Cia. Cervecerias Unidas SA	1,115,619	11,227,465
Vina Concha y Toro SA	3,562,465	5,703,226

		16,930,691
CONSTRUCTION & ENGINEERING — 0.68%
SalfaCorp SA	3,505,601	2,609,473

		2,609,473
DIVERSIFIED FINANCIAL SERVICES — 1.04%
Inversiones La Construccion SA	321,768	3,982,838

		3,982,838
ELECTRIC UTILITIES — 10.82%
Enel Chile SA	129,086,014	12,194,174
Enersis Americas SA	138,767,268	22,667,073
Engie Energia Chile SA	4,185,060	6,721,714

		41,582,961
FOOD & STAPLES RETAILING — 7.43%
Cencosud SA	9,686,604	28,559,686

		28,559,686
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 10.69%
AES Gener SA	19,733,354	6,950,140
Colbun SA	59,222,574	11,351,763
Endesa Americas SA	20,871,755	9,140,405
Enel Generacion Chile SA	21,819,606	13,660,069

		41,102,377
IT SERVICES — 1.92%
SONDA SA	3,818,950	7,387,672

		7,387,672

Security	Shares	Value
MARINE — 0.45%
Cia. Sud Americana de Vapores SAa	76,006,992	$1,750,402

		1,750,402
METALS & MINING — 1.44%
CAP SA	757,843	5,531,956

		5,531,956
MULTILINE RETAIL — 9.70%
Ripley Corp. SA	7,089,135	4,221,145
SACI Falabella	4,182,916	33,058,119

		37,279,264
OIL, GAS & CONSUMABLE FUELS — 7.87%
Empresas COPEC SA	3,119,066	30,272,620

		30,272,620
PAPER & FOREST PRODUCTS — 4.56%
Empresas CMPC SA	8,507,749	17,521,122

		17,521,122
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.87%
Parque Arauco SA	4,816,279	11,030,821

		11,030,821
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Forus SA	909,736	3,001,095

		3,001,095
WATER UTILITIES — 4.41%
Aguas Andinas SA Series A	18,906,940	11,850,091
Inversiones Aguas Metropolitanas SA	2,990,582	5,093,387

		16,943,478
WIRELESS TELECOMMUNICATION SERVICES — 3.26%
Empresa Nacional de Telecomunicaciones SAa	1,177,354	12,528,530

		12,528,530

TOTAL COMMON STOCKS
(Cost: $309,046,299)		358,549,428

PREFERRED STOCKS — 6.63%

BEVERAGES — 2.02%
Embotelladora Andina SA Class B	2,069,505	7,754,686

		7,754,686

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2016

Security	Shares	Value
CHEMICALS — 4.61%
Sociedad Quimica y Minera de Chile SA Series B	620,867	$17,724,298

		17,724,298

TOTAL PREFERRED STOCKS
(Cost: $17,846,875)		25,478,984

RIGHTS — 0.00%

AIRLINES — 0.00%
LATAM Airlines Group SAa	237,305	3,526

		3,526

TOTAL RIGHTS
(Cost: $0)		3,526

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	247,480	247,480

		247,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $247,480)		247,480

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $327,140,654)[d]		384,279,418
Other Assets, Less Liabilities — 0.03%		127,198

NET ASSETS — 100.00%		$384,406,616

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $371,350,007. Net unrealized appreciation was $12,929,411, of which $66,126,423 represented gross unrealized appreciation on securities and $53,197,012 represented gross unrealized depreciation on securities.

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$358,549,428	$—	$—	$358,549,428
Preferred stocks	25,478,984	—	—	25,478,984
Rights	3,526	—	—	3,526
Money market funds	247,480	—	—	247,480

Total	$384,279,418	$—	$—	$384,279,418

79

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 68.79%

BANKS — 6.73%
Banco de Bogota SA	6,422	$129,488
Bancolombia SA	101,182	824,404
Grupo Aval Acciones y Valores SA	265,684	101,281

		1,055,173
CAPITAL MARKETS — 2.11%
Bolsa de Valores de Colombia	51,918,750	331,281

		331,281
CONSTRUCTION & ENGINEERING — 2.33%
Construcciones El Condor SA	447,772	168,497
Constructora Conconcreto SA	600,000	197,313

		365,810
CONSTRUCTION MATERIALS — 14.23%
Cementos Argos SA	206,778	740,217
Cemex Latam Holdings SAa	182,182	661,707
Grupo Argos SA/Colombia	140,556	828,785

		2,230,709
DIVERSIFIED FINANCIAL SERVICES — 11.14%
Corp. Financiera Colombiana SA	26,317	303,293
Grupo de Inversiones Suramericana SA	124,280	1,443,667

		1,746,960
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.39%
Empresa de Telecomunicaciones de Bogota	2,043,106	374,383

		374,383
ELECTRIC UTILITIES — 5.91%
Celsia SA ESP	144,014	183,783
Interconexion Electrica SA ESP	229,424	743,210

		926,993
FOOD & STAPLES RETAILING — 4.77%
Almacenes Exito SA	159,848	747,964

		747,964
FOOD PRODUCTS — 4.68%
Grupo Nutresa SA	97,968	732,821

		732,821
GAS UTILITIES — 4.53%
Empresa de Energia de Bogota SA ESP	1,203,228	710,661

		710,661

Security	Shares	Value
METALS & MINING — 1.71%
Mineros SA	409,786	$268,179

		268,179
OIL, GAS & CONSUMABLE FUELS — 8.26%
Canacol Energy Ltd.[a,b]	171,600	576,850
Ecopetrol SAa	1,664,234	718,829

		1,295,679

TOTAL COMMON STOCKS
(Cost: $10,693,307)		10,786,613

PREFERRED STOCKS — 30.87%

AIRLINES — 3.12%
Avianca Holdings SA	558,636	489,893

		489,893
BANKS — 20.35%
Banco Davivienda SA	79,352	744,169
Bancolombia SA	230,464	1,960,712
Grupo Aval Acciones y Valores SA	1,275,300	486,156

		3,191,037
CONSTRUCTION MATERIALS — 4.41%
Cementos Argos SA	89,596	304,901
Grupo Argos SA/Colombia	68,406	387,238

		692,139
DIVERSIFIED FINANCIAL SERVICES — 2.99%
Grupo de Inversiones Suramericana SA	41,626	468,010

		468,010

TOTAL PREFERRED STOCKS
(Cost: $4,792,469)		4,841,079

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.73%

MONEY MARKET FUNDS — 4.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	709,340	$709,553
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	32,761	32,761

		742,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $742,141)		742,314

TOTAL INVESTMENTS IN SECURITIES — 104.39%
(Cost: $16,227,917)[f]		16,370,006
Other Assets, Less Liabilities — (4.39)%		(688,725)

NET ASSETS — 100.00%		$15,681,281

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $21,557,406. Net unrealized depreciation was $5,187,400, of which $694,897 represented gross unrealized appreciation on securities and $5,882,297 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,786,613	$—	$—	$10,786,613
Preferred stocks	4,841,079	—	—	4,841,079
Money market funds	742,314	—	—	742,314

Total	$16,370,006	$—	$—	$16,370,006

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 95.17%

BRAZIL — 4.48%
AES Tiete Energia SA	1,200	$5,215
Ambev SA	2,400	12,169
Banco Bradesco SA	1,200	10,338
Banco do Brasil SA	2,000	16,851
Banco Santander Brasil SA Units	1,800	14,985
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	5,600	27,499
BRF SA	1,600	24,432
Cielo SA	1,000	8,786
Cosan SA Industria e Comercio	1,400	16,341
CPFL Energia SA	2,600	18,955
EDP — Energias do Brasil SA	3,600	15,092
Embraer SA	1,400	6,858
Engie Brasil Energia SA	800	8,479
Klabin SA Units	1,000	5,017
Localiza Rent A Car SA	1,000	10,247
Lojas Renner SA	600	3,988
Multiplan Empreendimentos Imobiliarios SA	400	6,874
Natura Cosmeticos SA	1,800	13,942
Ultrapar Participacoes SA	400	8,172
WEG SA	2,000	9,206

		243,446
CHILE — 1.23%
Aguas Andinas SA Series A	28,358	17,774
Banco de Credito e Inversiones	84	4,209
Banco Santander Chile	391,904	21,253
Cia. Cervecerias Unidas SA	286	2,878
Empresas COPEC SA	2,114	20,518

		66,632
CHINA — 26.61%
AAC Technologies Holdings Inc.	2,000	18,101
Agricultural Bank of China Ltd. Class H	38,000	15,922
Alibaba Group Holding Ltd. ADR[a]	1,474	138,585
Alibaba Pictures Group Ltd.[a]	20,000	3,842
ANTA Sports Products Ltd.	2,000	5,866
Baidu Inc.[a]	384	64,109
Bank of China Ltd. Class H	86,000	39,138
Bank of Communications Co. Ltd. Class H	10,000	7,684
Beijing Enterprises Holdings Ltd.	2,000	9,231

Security	Shares	Value
Beijing Enterprises Water Group Ltd.	12,000	$8,679
Belle International Holdings Ltd.	8,000	4,590
Brilliance China Automotive Holdings Ltd.	12,000	16,801
Byd Co. Ltd. Class Hb	2,000	12,041
China CITIC Bank Corp. Ltd. Class H	54,000	35,227
China Communications Construction Co. Ltd. Class H	4,000	4,796
China Construction Bank Corp. Class H	102,000	76,007
China Everbright Bank Co. Ltd. Class H	48,000	22,773
China Everbright International Ltd.	18,000	21,814
China Everbright Ltd.	4,000	8,076
China Galaxy Securities Co. Ltd. Class H	9,000	8,934
China Life Insurance Co. Ltd. Class H	8,000	23,257
China Longyuan Power Group Corp. Ltd.	18,000	14,086
China Medical System Holdings Ltd.	4,000	6,673
China Merchants Bank Co. Ltd. Class H	10,000	24,701
China Minsheng Banking Corp. Ltd. Class H	17,000	19,199
China Mobile Ltd.	6,000	65,479
China National Building Material Co. Ltd. Class H	12,000	6,064
China Oilfield Services Ltd. Class H	8,000	7,581
China Pacific Insurance Group Co. Ltd. Class H	4,800	18,658
China Petroleum & Chemical Corp. Class H	16,000	11,180
China Shenhua Energy Co. Ltd. Class H	4,000	8,282
China Southern Airlines Co. Ltd. Class H	8,000	4,590
China State Construction International Holdings Ltd.	4,000	6,467
China Telecom Corp. Ltd. Class H	16,000	7,735
China Vanke Co. Ltd. Class H	4,800	14,728
Chongqing Changan Automobile Co. Ltd. Class B	2,800	4,223
CNOOC Ltd.	16,000	20,174
CRRC Corp. Ltd. Class H	8,000	7,900
CSPC Pharmaceutical Group Ltd.	8,000	8,591
Ctrip.com International Ltd.[a]	310	14,021
Dongfeng Motor Group Co. Ltd. Class H	8,000	8,138
Fosun International Ltd.	2,000	2,965
GCL-Poly Energy Holdings Ltd.[b]	42,000	5,631

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
Geely Automobile Holdings Ltd.	40,000	$41,358
GF Securities Co. Ltd. Class H	2,000	4,682
Guangzhou Automobile Group Co. Ltd. Class H	20,000	26,197
Haier Electronics Group Co. Ltd.	4,000	6,673
Huaneng Renewables Corp. Ltd. Class H	40,000	12,892
Huatai Securities Co. Ltd. Class Hc	2,800	6,433
Industrial & Commercial Bank of China Ltd. Class H	116,000	71,036
JD.com Inc. ADR[a,b]	854	22,947
Kingsoft Corp. Ltd.[b]	2,000	4,492
Lenovo Group Ltd.	36,000	22,324
Netease Inc.	86	19,273
New Oriental Education & Technology Group Inc. ADR[a]	114	5,719
People’s Insurance Co. Group of China Ltd. (The) Class H	34,000	14,333
Ping An Insurance Group Co. of China Ltd. Class H	9,000	49,777
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	5,528
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,000	12,583
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,200	15,507
Shenzhou International Group Holdings Ltd.	4,000	24,598
Sino-Ocean Group Holding Ltd.	11,000	4,694
Sinopharm Group Co. Ltd. Class H	3,200	14,934
Sinotrans Ltd. Class H	12,000	6,003
SOHO China Ltd.	12,000	6,358
Sun Art Retail Group Ltd.	7,000	5,938
Tencent Holdings Ltd.	8,000	199,777
YY Inc. ADR[a]	94	4,067
Zhejiang Expressway Co. Ltd. Class H	4,000	4,275

		1,444,937
COLOMBIA — 0.62%
Cementos Argos SA	9,482	33,943

		33,943
CZECH REPUBLIC — 0.39%
Komercni Banka AS	634	20,980

		20,980

Security	Shares	Value
EGYPT — 0.09%
Global Telecom Holding SAE GDR[a]	2,964	$5,098

		5,098
GREECE — 0.19%
Hellenic Telecommunications Organization SA	512	4,671
Titan Cement Co. SA	256	5,784

		10,455
HUNGARY — 0.72%
MOL Hungarian Oil & Gas PLC	624	38,999

		38,999
INDIA — 8.11%
Axis Bank Ltd.[d]	1,836	63,709
ICICI Bank Ltd. ADR	5,934	46,523
Infosys Ltd. ADR	6,730	97,450
Mahindra & Mahindra Ltd. GDR	3,186	54,481
Reliance Industries Ltd. GDR[c]	2,122	60,795
Tata Motors Ltd. ADR	1,372	45,372
Wipro Ltd. ADR	7,494	71,868

		440,198
INDONESIA — 2.37%
Astra International Tbk PT	32,800	18,273
Bank Central Asia Tbk PT	27,600	29,122
Bank Mandiri Persero Tbk PT	20,200	15,650
Bank Negara Indonesia Persero Tbk PT	13,600	5,193
Bank Rakyat Indonesia Persero Tbk PT	14,000	11,260
Indofood Sukses Makmur Tbk PT	9,400	5,254
Kalbe Farma Tbk PT	59,200	6,552
Perusahaan Gas Negara Persero Tbk PT	29,200	5,710
Telekomunikasi Indonesia Persero Tbk PT	28,400	7,921
Unilever Indonesia Tbk PT	4,600	13,755
United Tractors Tbk PT	3,200	4,959
XL Axiata Tbk PTa	29,800	5,057

		128,706
MALAYSIA — 3.10%
Astro Malaysia Holdings Bhd	11,600	6,779
Axiata Group Bhd	7,600	7,130
CIMB Group Holdings Bhd	5,400	5,526
DiGi.Com Bhd[b]	17,400	18,974
HAP Seng Consolidated Bhd	7,600	13,512
Malayan Banking Bhd[b]	9,000	15,658
Maxis Bhd[b]	8,400	11,229

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
Petronas Dagangan Bhd	1,000	$5,150
Public Bank Bhd	12,800	56,118
Sime Darby Bhd	14,000	24,953
Tenaga Nasional Bhd	1,000	3,144

		168,173
MEXICO — 3.32%
Arca Continental SAB de CV	3,200	16,969
Cemex SAB de CV CPO[a]	29,000	22,679
Coca-Cola Femsa SAB de CV Series L	5,800	36,697
Fomento Economico Mexicano SAB de CV	3,200	25,151
Gentera SAB de CV	16,200	25,614
Grupo Financiero Banorte SAB de CV	5,800	27,940
Grupo Financiero Santander Mexico SAB de CV Series B	7,800	11,007
Industrias Penoles SAB de CV	650	14,026

		180,083
PHILIPPINES — 0.87%
Aboitiz Equity Ventures Inc.	3,800	5,597
Energy Development Corp.	92,000	9,417
Metro Pacific Investments Corp.	44,600	5,560
SM Prime Holdings Inc.	50,200	26,751

		47,325
POLAND — 0.82%
Bank Millennium SAa	2,258	2,855
Bank Zachodni WBK SA	102	7,118
KGHM Polska Miedz SA	1,400	29,175
mBank SAa	38	2,942
Polski Koncern Naftowy ORLEN SA	136	2,480

		44,570
QATAR — 0.78%
Commercial Bank QSC (The)	1,300	11,782
Ooredoo QSC	654	16,704
Qatar Gas Transport Co. Ltd.	2,228	14,134

		42,620
RUSSIA — 3.84%
Alrosa PJSC	11,200	16,215
Gazprom PJSC	13,520	31,347
Gazprom PJSC ADR	2,400	11,062
Lukoil PJSC	490	23,956
Lukoil PJSC ADR	160	7,840
Magnit PJSC GDR[d]	280	11,278

Security	Shares	Value
Novatek OJSC GDR[d]	252	$29,761
Rosneft PJSC	1,700	9,013
Rosneft PJSC GDR[d]	540	2,840
RusHydro PJSC	1,208,000	17,959
Sberbank of Russia PJSC	12,000	29,575
Sberbank of Russia PJSC ADR	970	9,724
Tatneft PJSC Class S	1,340	8,095

		208,665
SOUTH AFRICA — 7.50%
Aspen Pharmacare Holdings Ltd.	512	10,583
Barclays Africa Group Ltd.	1,726	19,358
Bid Corp. Ltd.	210	3,692
Coronation Fund Managers Ltd.	1,202	6,153
Exxaro Resources Ltd.	1,078	7,424
FirstRand Ltd.	3,432	12,357
Foschini Group Ltd. (The)	618	6,536
Gold Fields Ltd.	2,058	6,544
Imperial Holdings Ltd.	804	9,720
Investec Ltd.	4,234	27,159
Life Healthcare Group Holdings Ltd.	1,696	3,753
Massmart Holdings Ltd.	598	4,882
Mondi Ltd.	550	11,108
Mr. Price Group Ltd.	404	4,178
MTN Group Ltd.	1,890	15,253
Naspers Ltd. Class N	504	73,836
Nedbank Group Ltd.	848	13,905
Netcare Ltd.	8,428	18,771
New Europe Property Investments PLC	1,154	13,244
Pioneer Foods Group Ltd.	618	6,871
RMB Holdings Ltd.	2,288	10,179
Sanlam Ltd.	5,404	23,760
Sasol Ltd.	602	16,282
Standard Bank Group Ltd.	3,698	39,811
Tsogo Sun Holdings Ltd.	5,154	10,366
Vodacom Group Ltd.	1,948	20,100
Woolworths Holdings Ltd./South Africa	2,500	11,573

		407,398
SOUTH KOREA — 13.59%
AmorePacific Corp.	72	20,201
AmorePacific Group	132	14,566
BNK Financial Group Inc.	1,354	10,378
CJ CheilJedang Corp.	34	11,168
Coway Co. Ltd.	136	9,830

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
DGB Financial Group Inc.	1,898	$15,537
Doosan Heavy Industries & Construction Co. Ltd.	268	5,915
GS Engineering & Construction Corp.[a]	158	3,196
GS Holdings Corp.	442	20,568
Hana Financial Group Inc.	354	9,735
Hankook Tire Co. Ltd.	158	7,325
Hanwha Chemical Corp.	242	4,813
Hyosung Corp.	54	6,421
Hyundai Heavy Industries Co. Ltd.[a]	76	9,231
Kangwon Land Inc.	430	13,113
KB Financial Group Inc.	360	12,964
LG Chem Ltd.	116	22,475
LG Corp.	370	17,882
LG Display Co. Ltd.	756	18,107
LG Electronics Inc.	344	13,212
LG Household & Health Care Ltd.	22	14,810
LG Innotek Co. Ltd.	146	10,128
NAVER Corp.	24	16,383
POSCO	156	33,294
S-Oil Corp.	278	19,975
Samsung C&T Corp.	74	8,102
Samsung Card Co. Ltd.	340	12,157
Samsung Electro-Mechanics Co. Ltd.	172	6,812
Samsung Electronics Co. Ltd.	154	230,002
Samsung Fire & Marine Insurance Co. Ltd.	84	21,053
Samsung SDI Co. Ltd.	134	10,580
Samsung SDS Co. Ltd.	46	5,312
Shinhan Financial Group Co. Ltd.	1,024	38,628
SK Holdings Co. Ltd.	64	12,674
SK Hynix Inc.	764	28,036
SK Innovation Co. Ltd.	68	8,870
SK Telecom Co. Ltd.	74	14,306

		737,759
TAIWAN — 12.01%
Acer Inc.	26,000	11,012
Advanced Semiconductor Engineering Inc.	20,000	21,491
Asia Pacific Telecom Co. Ltd.[a]	16,000	4,980
AU Optronics Corp.	20,000	7,185
Cathay Financial Holding Co. Ltd.	12,000	17,657
Chailease Holding Co. Ltd.	6,000	10,241
China Steel Corp.	30,000	23,531

Security	Shares	Value
Chunghwa Telecom Co. Ltd.	22,000	$74,201
Delta Electronics Inc.	4,000	20,080
EVA Airways Corp.	14,700	7,218
Far Eastern New Century Corp.	22,000	16,221
Far EasTone Telecommunications Co. Ltd.	8,000	18,523
Fubon Financial Holding Co. Ltd.	6,000	9,309
Hiwin Technologies Corp.	2,040	8,480
Hon Hai Precision Industry Co. Ltd.	8,800	22,640
Hotai Motor Co. Ltd.	2,000	22,997
Innolux Corp.	16,000	5,522
Inventec Corp.	14,000	9,466
Lite-On Technology Corp.	8,039	12,687
MediaTek Inc.	2,000	13,899
President Chain Store Corp.	4,000	30,057
Siliconware Precision Industries Co. Ltd.	10,000	15,138
Taiwan Mobile Co. Ltd.	10,000	33,728
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	218,178
Vanguard International Semiconductor Corp.	4,000	7,542
Wistron Corp.	14,418	10,314

		652,297
THAILAND — 3.00%
Advanced Info Service PCL NVDR	2,200	8,910
BTS Group Holdings PCL NVDR	175,200	42,720
Kasikornbank PCL NVDR	4,400	20,903
Minor International PCL NVDR	24,600	25,855
PTT Exploration & Production PCL NVDR	2,000	4,625
PTT PCL NVDR	1,600	15,651
Siam Cement PCL (The) NVDR	2,400	32,018
Siam Commercial Bank PCL (The) NVDR	1,400	5,748
Thai Oil PCL NVDR	3,000	6,222

		162,652
TURKEY — 0.95%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,302	6,846
Arcelik AS	5,092	29,761
Coca-Cola Icecek AS	956	9,151
KOC Holding AS	1,668	6,057

		51,815

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
UNITED ARAB EMIRATES — 0.58%
Abu Dhabi Commercial Bank PJSC	12,702	$21,442
National Bank of Abu Dhabi PJSC	3,884	9,940

		31,382

TOTAL COMMON STOCKS
(Cost: $4,826,562)		5,168,133

PREFERRED STOCKS — 4.57%

BRAZIL — 3.24%
Banco Bradesco SA	5,000	43,976
Braskem SA Class A	600	4,878
Cia. Brasileira de Distribuicao	800	12,914
Cia. Energetica de Minas Gerais	6,200	14,480
Cia. Paranaense de Energia Class B	1,600	13,694
Gerdau SA	1,200	4,807
Itau Unibanco Holding SA	4,840	50,682
Itausa-Investimentos Itau SA	9,800	24,946
Telefonica Brasil SA	400	5,340

		175,717
CHILE — 0.28%
Embotelladora Andina SA Class B	66	247
Sociedad Quimica y Minera de Chile SA Series B	532	15,188

		15,435
COLOMBIA — 0.10%
Bancolombia SA	638	5,428

		5,428
SOUTH KOREA — 0.95%
AmorePacific Corp.	36	5,989
LG Chem Ltd.	56	7,880
LG Household & Health Care Ltd.	12	5,117
Samsung Electronics Co. Ltd.	28	32,478

		51,464

TOTAL PREFERRED STOCKS
(Cost: $214,239)		248,044

SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	70,168	70,189

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[e,f]	908	$908

		71,097

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,081)		71,097

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $5,111,882)[h]		5,487,274
Other Assets, Less Liabilities — (1.05)%		(56,750)

NET ASSETS — 100.00%		$5,430,524

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $5,116,659. Net unrealized appreciation was $370,615, of which $512,567 represented gross unrealized appreciation on securities and $141,952 represented gross unrealized depreciation on securities.

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,168,133	$—	$—	$5,168,133
Preferred stocks	248,044	—	—	248,044
Money market funds	71,097	—	—	71,097

Total	$5,487,274	$—	$—	$5,487,274

87

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.70%

CHINA — 38.60%
3SBio Inc.[a,b,c]	68,000	$72,325
58.com Inc. ADR[a]	4,856	155,732
AAC Technologies Holdings Inc.	46,500	420,839
Agricultural Bank of China Ltd. Class H	1,541,000	645,672
Air China Ltd. Class H	122,000	83,675
Alibaba Group Holding Ltd. ADR[a]	70,262	6,606,033
Alibaba Health Information Technology Ltd.[a]	206,000	115,261
Alibaba Pictures Group Ltd.[a]	710,000	136,386
Aluminum Corp. of China Ltd. Class Ha	244,000	108,841
Anhui Conch Cement Co. Ltd. Class Hc	77,500	224,308
ANTA Sports Products Ltd.[c]	63,000	184,777
AviChina Industry & Technology Co. Ltd. Class H	140,000	96,923
Baidu Inc.[a]	16,982	2,835,145
Bank of China Ltd. Class H	4,974,000	2,263,634
Bank of Communications Co. Ltd. Class H	549,000	421,837
Beijing Capital International Airport Co. Ltd. Class H	100,000	98,625
Beijing Enterprises Holdings Ltd.	32,500	150,000
Beijing Enterprises Water Group Ltd.[c]	270,000	195,278
Belle International Holdings Ltd.	397,000	227,759
Brilliance China Automotive Holdings Ltd.	194,000	271,617
Byd Co. Ltd. Class Hc	41,000	246,846
CGN Power Co. Ltd. Class Hb	667,000	200,358
China Cinda Asset Management Co. Ltd. Class H	505,000	182,295
China CITIC Bank Corp. Ltd. Class H	563,000	367,269
China Coal Energy Co. Ltd. Class Ha	130,000	65,531
China Communications Construction Co. Ltd. Class H	274,000	328,518
China Communications Services Corp. Ltd. Class H	156,000	91,911

Security	Shares	Value
China Conch Venture Holdings Ltd.	85,000	$156,704
China Construction Bank Corp. Class H	5,269,000	3,926,285
China Everbright Bank Co. Ltd. Class H	196,000	92,989
China Everbright International Ltd.[c]	154,000	186,627
China Everbright Ltd.	56,000	113,059
China Evergrande Group[c]	263,000	179,704
China Galaxy Securities Co. Ltd. Class H	182,500	181,167
China Gas Holdings Ltd.	108,000	142,856
China Huarong Asset Management Co. Ltd.[a,b]	288,000	115,844
China Huishan Dairy Holdings Co. Ltd.[c]	265,000	99,076
China Jinmao Holdings Group Ltd.[c]	226,000	60,604
China Life Insurance Co. Ltd. Class H	464,000	1,348,933
China Longyuan Power Group Corp. Ltd.	193,000	151,033
China Medical System Holdings Ltd.	78,000	130,123
China Mengniu Dairy Co. Ltd.	171,000	350,525
China Merchants Bank Co. Ltd. Class H	243,831	602,296
China Merchants Port Holdings Co. Ltd.	78,000	195,889
China Minsheng Banking Corp. Ltd. Class H	346,300	391,095
China Mobile Ltd.	384,000	4,190,675
China National Building Material Co. Ltd. Class H	172,000	86,924
China Oilfield Services Ltd. Class H	108,000	102,338
China Overseas Land & Investment Ltd.	238,000	687,307
China Pacific Insurance Group Co. Ltd. Class H	164,400	639,021
China Petroleum & Chemical Corp. Class H	1,594,600	1,114,235
China Power International Development Ltd.	203,000	75,111
China Railway Construction Corp. Ltd. Class H	127,000	180,431
China Railway Group Ltd. Class H	251,000	226,515
China Resources Beer Holdings Co. Ltd.[a,c]	102,000	215,923

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
China Resources Gas Group Ltd.	56,000	$166,051
China Resources Land Ltd.	171,777	417,226
China Resources Power Holdings Co. Ltd.	118,000	194,115
China Shenhua Energy Co. Ltd. Class H	215,500	446,189
China Southern Airlines Co. Ltd. Class H	118,000	67,697
China State Construction International Holdings Ltd.	112,000	181,068
China Taiping Insurance Holdings Co. Ltd.[a]	102,100	233,773
China Telecom Corp. Ltd. Class H	862,000	416,739
China Unicom Hong Kong Ltd.	376,000	456,630
China Vanke Co. Ltd. Class H	78,700	241,478
Chongqing Changan Automobile Co. Ltd. Class B	48,900	73,760
Chongqing Rural Commercial Bank Co. Ltd. Class H	165,000	102,957
CITIC Ltd.	269,000	414,078
CITIC Securities Co. Ltd. Class H	134,500	314,894
CNOOC Ltd.	1,115,000	1,405,852
COSCO SHIPPING Ports Ltd.	108,000	113,059
Country Garden Holdings Co. Ltd.[c]	358,828	200,771
CRRC Corp. Ltd. Class H	262,750	259,476
CSPC Pharmaceutical Group Ltd.	262,000	281,366
Ctrip.com International Ltd.[a]	23,400	1,058,382
Dongfeng Motor Group Co. Ltd. Class H	166,000	168,854
ENN Energy Holdings Ltd.	48,000	220,920
Far East Horizon Ltd.	125,000	112,968
Fosun International Ltd.[c]	163,500	242,405
Fullshare Holdings Ltd.	392,500	208,985
Fuyao Glass Industry Group Co. Ltd.[b]	27,200	82,757
GCL-Poly Energy Holdings Ltd.[c]	823,000	110,347
Geely Automobile Holdings Ltd.	335,000	346,374
GF Securities Co. Ltd. Class H	83,800	196,194
GOME Electrical Appliances Holding Ltd.[c]	781,000	101,695
Great Wall Motor Co. Ltd. Class H	197,500	185,873
Guangdong Investment Ltd.	174,000	243,616
Guangzhou Automobile Group Co. Ltd. Class H	132,000	172,899

Security	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H	64,400	$81,863
Haier Electronics Group Co. Ltd.	76,000	126,787
Haitian International Holdings Ltd.	42,000	83,928
Haitong Securities Co. Ltd. Class H	191,200	368,761
Hanergy Thin Film Power Group Ltd.[a]	2,513	—
Hengan International Group Co. Ltd.[c]	45,000	354,180
HengTen Networks Group Ltd.[a]	1,316,000	115,369
Huaneng Power International Inc. Class H	266,000	166,665
Huaneng Renewables Corp. Ltd. Class H	248,000	79,931
Huatai Securities Co. Ltd. Class Hb	93,200	214,116
Industrial & Commercial Bank of China Ltd. Class H	4,619,000	2,828,573
JD.com Inc. ADR[a]	41,741	1,121,581
Jiangsu Expressway Co. Ltd. Class H	82,000	109,310
Jiangxi Copper Co. Ltd. Class H	75,000	114,676
Kingsoft Corp. Ltd.[c]	47,000	105,553
Kunlun Energy Co. Ltd.[c]	206,000	150,583
Lenovo Group Ltd.[c]	458,000	284,012
Longfor Properties Co. Ltd.	91,500	117,609
Netease Inc.	4,939	1,106,830
New China Life Insurance Co. Ltd. Class H	48,100	243,394
New Oriental Education & Technology Group Inc. ADR[a]	8,426	422,732
Nine Dragons Paper (Holdings) Ltd.	99,000	86,918
People’s Insurance Co. Group of China Ltd. (The) Class H	429,000	180,855
PetroChina Co. Ltd. Class H	1,324,000	899,548
PICC Property & Casualty Co. Ltd. Class H	287,160	481,275
Ping An Insurance Group Co. of China Ltd. Class H	326,500	1,805,786
Qunar Cayman Islands Ltd. ADR[a]	2,245	67,417
Semiconductor Manufacturing International Corp.[a,c]	1,704,000	230,667
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	124,000	85,687
Shanghai Electric Group Co. Ltd. Class Ha	178,000	85,826

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	27,000	$84,934
Shanghai Industrial Holdings Ltd.	33,000	92,959
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	63,180	98,245
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	45,100	112,799
Shenzhou International Group Holdings Ltd.	35,000	215,235
Shimao Property Holdings Ltd.	74,500	97,391
Sina Corp.[a]	3,504	270,018
Sino Biopharmaceutical Ltd.	287,000	196,843
Sino-Ocean Group Holding Ltd.	200,000	85,346
Sinopec Engineering Group Co. Ltd. Class H	83,500	72,125
Sinopec Shanghai Petrochemical Co. Ltd. Class H	219,000	115,194
Sinopharm Group Co. Ltd. Class H	74,000	345,355
Sinotrans Ltd. Class H	137,000	68,530
SOHO China Ltd.	131,500	69,678
Sun Art Retail Group Ltd.[c]	140,500	119,187
Sunac China Holdings Ltd.	115,000	87,325
Sunny Optical Technology Group Co. Ltd.	44,000	221,513
TAL Education Group Class A ADR[a]	2,682	205,253
Tencent Holdings Ltd.	355,600	8,880,086
Tingyi Cayman Islands Holding Corp.[c]	122,000	145,016
TravelSky Technology Ltd. Class H	57,000	119,487
Tsingtao Brewery Co. Ltd. Class H	24,000	94,680
Vipshop Holdings Ltd. ADR[a]	25,459	285,650
Want Want China Holdings Ltd.[c]	352,000	224,633
Weibo Corp. ADR[a]	1,958	100,465
Weichai Power Co. Ltd. Class H	61,600	99,270
Yanzhou Coal Mining Co. Ltd. Class Hc	124,000	86,646
Yum China Holdings Inc.[a]	24,057	676,483
YY Inc. ADR[a]	1,841	79,660
Zhejiang Expressway Co. Ltd. Class H	96,000	102,601
Zhuzhou CRRC Times Electric Co. Ltd. Class H	34,500	187,252

Security	Shares	Value
Zijin Mining Group Co. Ltd. Class H	358,000	$120,000
ZTE Corp. Class H	48,160	78,232

		68,138,655
INDIA — 11.65%
ACC Ltd.	2,972	58,286
Adani Ports & Special Economic Zone Ltd.	52,215	211,991
Ambuja Cements Ltd.	37,836	116,522
Apollo Hospitals Enterprise Ltd.	4,577	79,927
Ashok Leyland Ltd.	74,762	86,832
Asian Paints Ltd.	18,245	258,526
Aurobindo Pharma Ltd.	16,215	175,489
Axis Bank Ltd.	104,569	717,787
Bajaj Auto Ltd.	5,281	207,166
Bajaj Finance Ltd.	10,271	138,019
Bajaj Finserv Ltd.	2,175	95,009
Bharat Forge Ltd.	6,371	84,095
Bharat Heavy Electricals Ltd.	37,873	72,012
Bharat Petroleum Corp. Ltd.	29,937	281,640
Bharti Airtel Ltd.	63,409	300,699
Bharti Infratel Ltd.	35,733	195,999
Bosch Ltd.	482	144,534
Cadila Healthcare Ltd.	12,767	74,925
Cairn India Ltd.	29,777	109,452
Cipla Ltd.	21,433	177,416
Coal India Ltd.	43,390	195,622
Container Corp. of India Ltd.	2,150	36,750
Dabur India Ltd.	32,941	136,458
Divi’s Laboratories Ltd.	5,253	90,097
Dr. Reddy’s Laboratories Ltd.	7,060	329,736
Eicher Motors Ltd.	845	266,896
GAIL (India) Ltd.	20,114	124,814
Glenmark Pharmaceuticals Ltd.	8,602	110,037
Godrej Consumer Products Ltd.	7,743	164,834
Havells India Ltd.	15,839	79,682
HCL Technologies Ltd.	35,782	420,190
Hero Motocorp Ltd.	3,148	145,608
Hindalco Industries Ltd.	70,695	181,517
Hindustan Petroleum Corp. Ltd.	23,843	164,134
Hindustan Unilever Ltd.	39,650	488,899
Housing Development Finance Corp. Ltd.	93,674	1,728,582
ICICI Bank Ltd.	70,683	274,217

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
Idea Cellular Ltd.	80,549	$91,141
IDFC Bank Ltd.	78,701	78,702
Indiabulls Housing Finance Ltd.	18,467	206,405
Infosys Ltd.	114,362	1,629,913
ITC Ltd.	213,477	725,114
JSW Steel Ltd.	5,232	132,159
Larsen & Toubro Ltd.	20,095	405,943
LIC Housing Finance Ltd.	18,460	152,213
Lupin Ltd.	13,913	305,877
Mahindra & Mahindra Financial Services Ltd.	18,229	79,535
Mahindra & Mahindra Ltd.	23,635	409,208
Marico Ltd.	28,360	104,679
Maruti Suzuki India Ltd.	6,706	515,914
Motherson Sumi Systems Ltd.	26,752	121,080
Nestle India Ltd.	1,466	134,709
NTPC Ltd.	104,655	249,448
Oil & Natural Gas Corp. Ltd.	53,694	226,624
Piramal Enterprises Ltd.	5,065	125,288
Power Finance Corp. Ltd.	41,718	81,792
Reliance Industries Ltd.	80,580	1,165,514
Shree Cement Ltd.	533	121,253
Shriram Transport Finance Co. Ltd.	9,523	125,832
Siemens Ltd.	4,453	70,725
State Bank of India	98,515	371,830
Sun Pharmaceuticals Industries Ltd.	60,501	627,382
Tata Consultancy Services Ltd.	29,293	974,045
Tata Motors Ltd.	98,543	661,234
Tata Motors Ltd. Class A	22,724	98,898
Tata Power Co. Ltd.	74,127	80,193
Tata Steel Ltd.	18,884	114,506
Tech Mahindra Ltd.	15,056	106,724
Titan Co. Ltd.	19,713	93,167
Ultratech Cement Ltd.	4,907	258,326
United Spirits Ltd.[a]	4,174	116,987
UPL Ltd.	22,634	209,628
Vedanta Ltd.	65,166	218,826
Wipro Ltd.	38,689	262,971
Yes Bank Ltd.	19,834	340,139
Zee Entertainment Enterprises Ltd.	36,560	243,372

		20,561,695
INDONESIA — 3.49%
Adaro Energy Tbk PT	867,600	97,947
AKR Corporindo Tbk PT	112,900	55,606

Security	Shares	Value
Astra International Tbk PT	1,277,400	$711,630
Bank Central Asia Tbk PT	761,400	803,396
Bank Danamon Indonesia Tbk PT	205,300	49,233
Bank Mandiri Persero Tbk PT	592,700	459,203
Bank Negara Indonesia Persero Tbk PT	467,500	178,514
Bank Rakyat Indonesia Persero Tbk PT	700,700	563,559
Bumi Serpong Damai Tbk PT	503,400	63,146
Charoen Pokphand Indonesia Tbk PT	460,100	106,941
Gudang Garam Tbk PT	31,400	150,599
Hanjaya Mandala Sampoerna Tbk PT	601,200	168,571
Indocement Tunggal Prakarsa Tbk PT	94,500	111,392
Indofood CBP Sukses Makmur Tbk PT	147,000	93,824
Indofood Sukses Makmur Tbk PT	280,200	156,614
Jasa Marga Persero Tbk PT	117,300	35,919
Kalbe Farma Tbk PT	1,337,000	147,980
Lippo Karawaci Tbk PT	1,154,800	65,185
Matahari Department Store Tbk PT	149,500	158,849
Media Nusantara Citra Tbk PT	293,200	37,536
Pakuwon Jati Tbk PT	1,273,300	64,358
Perusahaan Gas Negara Persero Tbk PT	680,000	132,964
Semen Indonesia Persero Tbk PT	192,700	126,192
Summarecon Agung Tbk PT	612,200	63,919
Surya Citra Media Tbk PT	335,800	62,192
Telekomunikasi Indonesia Persero Tbk PT	3,180,900	887,202
Tower Bersama Infrastructure Tbk PT	152,200	62,329
Unilever Indonesia Tbk PT	92,000	275,100
United Tractors Tbk PT	107,400	166,419
Waskita Karya Persero Tbk PT	300,800	56,598
XL Axiata Tbk PTa	241,800	41,036

		6,153,953
MALAYSIA — 3.50%
AirAsia Bhd	65,600	40,541
Alliance Financial Group Bhd	59,900	51,638
AMMB Holdings Bhd	113,600	106,325
Astro Malaysia Holdings Bhd	98,900	57,799

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
Axiata Group Bhd	166,700	$156,398
Berjaya Sports Toto Bhd	40,355	28,283
British American Tobacco Malaysia Bhd	9,500	94,022
CIMB Group Holdings Bhd	196,500	201,076
Dialog Group Bhd	197,378	70,713
DiGi.Com Bhd[c]	222,100	242,191
Felda Global Ventures Holdings Bhd[c]	82,600	28,483
Gamuda Bhd[c]	104,300	112,100
Genting Bhd	136,900	244,005
Genting Malaysia Bhd	188,900	197,529
Genting Plantations Bhd	16,000	38,334
HAP Seng Consolidated Bhd	38,200	67,915
Hartalega Holdings Bhd[c]	39,100	42,900
Hong Leong Bank Bhd	40,100	119,420
Hong Leong Financial Group Bhd	14,100	47,358
IHH Healthcare Bhd	209,200	309,163
IJM Corp. Bhd	179,100	129,533
IOI Corp. Bhd[c]	143,400	139,675
IOI Properties Group Bhd	91,115	42,640
Kuala Lumpur Kepong Bhd	26,500	141,697
Lafarge Malaysia Bhd	21,000	33,856
Malayan Banking Bhd[c]	216,200	376,147
Malaysia Airports Holdings Bhd	46,900	66,685
Maxis Bhd[c]	118,400	158,273
MISC Bhd[c]	72,000	118,334
Petronas Chemicals Group Bhd[c]	151,500	231,694
Petronas Dagangan Bhd	13,400	69,010
Petronas Gas Bhd	41,900	196,834
PPB Group Bhd	30,900	108,212
Public Bank Bhd[c]	169,310	742,295
RHB Bank Bhd	51,462	56,463
RHB Bank Bhd New	28,800	—
Sapurakencana Petroleum Bhd[a]	236,600	76,288
Sime Darby Bhd	139,200	248,104
Telekom Malaysia Bhd[c]	72,900	100,715
Tenaga Nasional Bhd	210,600	662,074
UMW Holdings Bhd[c]	28,600	32,916
Westports Holdings Bhd	69,500	68,006
YTL Corp. Bhd	273,153	88,074
YTL Power International Bhd	133,215	42,059

		6,185,777

Security	Shares	Value
PHILIPPINES — 1.69%
Aboitiz Equity Ventures Inc.	124,850	$183,898
Aboitiz Power Corp.	96,200	82,988
Alliance Global Group Inc.	126,900	33,173
Ayala Corp.	15,690	229,056
Ayala Land Inc.	465,000	307,631
Bank of the Philippine Islands	44,900	81,259
BDO Unibank Inc.	105,680	238,008
DMCI Holdings Inc.	239,300	64,962
Energy Development Corp.	599,100	61,319
Globe Telecom Inc.	2,225	65,323
GT Capital Holdings Inc.	4,875	113,616
International Container Terminal Services Inc.	34,600	50,234
JG Summit Holdings Inc.	181,696	249,362
Jollibee Foods Corp.	26,950	116,948
Megaworld Corp.	595,400	44,059
Metro Pacific Investments Corp.	813,500	101,422
Metropolitan Bank & Trust Co.	40,346	60,848
PLDT Inc.	6,195	157,709
Robinsons Land Corp.	106,100	54,938
Security Bank Corp.	7,150	26,095
SM Investments Corp.	15,469	194,101
SM Prime Holdings Inc.	524,450	279,468
Universal Robina Corp.	55,280	188,861

		2,985,278
SOUTH KOREA — 19.24%
AmorePacific Corp.	2,033	570,398
AmorePacific Group	1,768	195,092
BGF retail Co. Ltd.	1,256	93,471
BNK Financial Group Inc.	16,317	125,059
Celltrion Inc.[a]	4,734	414,663
Cheil Worldwide Inc.	4,200	53,710
CJ CheilJedang Corp.	491	161,280
CJ Corp.	916	137,512
CJ E&M Corp.	1,257	60,643
CJ Korea Express Corp.[a]	458	72,086
Coway Co. Ltd.	3,330	240,695
Daelim Industrial Co. Ltd.	1,589	103,845
Daewoo Engineering & Construction Co. Ltd.[a]	7,997	35,366
DGB Financial Group Inc.	10,570	86,527
Dongbu Insurance Co. Ltd.	3,101	193,638
Dongsuh Cos. Inc.	2,305	52,447

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
Doosan Heavy Industries & Construction Co. Ltd.	3,147	$69,452
E-MART Inc.	1,223	196,676
GS Engineering & Construction Corp.[a]	2,941	59,497
GS Holdings Corp.	3,159	146,999
GS Retail Co. Ltd.	1,771	71,655
Hana Financial Group Inc.	18,696	514,158
Hankook Tire Co. Ltd.	4,596	213,082
Hanmi Pharm Co. Ltd.	327	103,075
Hanmi Science Co. Ltd.	751	48,180
Hanon Systems	11,676	97,479
Hanssem Co. Ltd.	658	116,229
Hanwha Chemical Corp.	6,769	134,622
Hanwha Corp.	2,773	83,732
Hanwha Life Insurance Co. Ltd.	12,874	73,342
Hanwha Techwin Co. Ltd.	2,243	91,807
Hotel Shilla Co. Ltd.	2,069	89,199
Hyosung Corp.	1,317	156,591
Hyundai Department Store Co. Ltd.	951	87,856
Hyundai Development Co. Engineering & Construction	3,453	121,987
Hyundai Engineering & Construction Co. Ltd.	4,528	152,412
Hyundai Glovis Co. Ltd.	1,177	160,081
Hyundai Heavy Industries Co. Ltd.[a]	2,638	320,428
Hyundai Marine & Fire Insurance Co. Ltd.	3,830	119,252
Hyundai Mobis Co. Ltd.	4,264	908,204
Hyundai Motor Co.	9,560	1,087,618
Hyundai Steel Co.	5,078	216,751
Hyundai Wia Corp.	1,020	60,028
Industrial Bank of Korea	15,882	177,289
Kakao Corp.	1,981	131,666
Kangwon Land Inc.	7,452	227,248
KB Financial Group Inc.	24,515	882,838
KCC Corp.	386	122,993
KEPCO Plant Service & Engineering Co. Ltd.	1,460	72,060
Kia Motors Corp.	16,399	524,633
Korea Aerospace Industries Ltd. Class A	4,132	234,337
Korea Electric Power Corp.	15,997	636,295
Korea Gas Corp.	1,827	66,966
Korea Investment Holdings Co. Ltd.	2,575	88,216

Security	Shares	Value
Korea Zinc Co. Ltd.	534	$215,601
Korean Air Lines Co. Ltd.[a]	2,284	61,054
KT Corp.	1,558	39,781
KT&G Corp.	7,302	655,840
Kumho Petrochemical Co. Ltd.	1,145	71,498
LG Chem Ltd.	2,890	559,929
LG Corp.	6,011	290,511
LG Display Co. Ltd.	14,553	348,560
LG Electronics Inc.	6,655	255,600
LG Household & Health Care Ltd.	592	398,532
LG Innotek Co. Ltd.	939	65,141
LG Uplus Corp.	13,390	131,145
Lotte Chemical Corp.	978	268,959
Lotte Chilsung Beverage Co. Ltd.	36	48,255
Lotte Confectionery Co. Ltd.	351	53,594
Lotte Shopping Co. Ltd.	722	134,018
Mirae Asset Daewoo Co. Ltd.	11,786	70,068
Mirae Asset Securities Co. Ltd.	4,852	84,668
NAVER Corp.	1,746	1,191,829
NCsoft Corp.	1,097	255,236
NH Investment & Securities Co. Ltd.	9,121	76,694
OCI Co. Ltd.[a,c]	1,109	69,819
Orion Corp./Republic of Korea	217	126,222
Ottogi Corp.	75	44,395
POSCO	4,361	930,730
Posco Daewoo Corp.	2,884	65,744
S-1 Corp.	1,134	92,055
S-Oil Corp.	2,860	205,500
Samsung Biologics Co. Ltd.[a]	948	124,881
Samsung C&T Corp.	4,729	517,781
Samsung Card Co. Ltd.	2,109	75,408
Samsung Electro-Mechanics Co. Ltd.	3,505	138,815
Samsung Electronics Co. Ltd.	6,208	9,271,775
Samsung Fire & Marine Insurance Co. Ltd.	2,083	522,064
Samsung Heavy Industries Co. Ltd.[a]	15,217	108,037
Samsung Life Insurance Co. Ltd.	4,436	432,577
Samsung SDI Co. Ltd.	3,441	271,677
Samsung SDS Co. Ltd.	2,210	255,207
Samsung Securities Co. Ltd.	3,585	98,284
Shinhan Financial Group Co. Ltd.	26,709	1,007,542
Shinsegae Inc.	458	70,715
SK Holdings Co. Ltd.	2,855	565,359

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
SK Hynix Inc.	36,341	$1,333,586
SK Innovation Co. Ltd.	4,027	525,313
SK Networks Co. Ltd.	7,421	43,166
SK Telecom Co. Ltd.	1,262	243,969
Woori Bank	19,037	195,410
Yuhan Corp.	488	82,234

		33,956,143
TAIWAN — 17.34%
Acer Inc.	195,062	82,620
Advanced Semiconductor Engineering Inc.	393,434	422,775
Advantech Co. Ltd.	19,894	160,098
Asia Cement Corp.	150,229	132,210
Asia Pacific Telecom Co. Ltd.[a]	133,000	41,394
Asustek Computer Inc.	44,000	364,446
AU Optronics Corp.	533,000	191,474
Casetek Holdings Ltd.	10,000	27,327
Catcher Technology Co. Ltd.	41,000	297,791
Cathay Financial Holding Co. Ltd.	509,944	750,365
Chailease Holding Co. Ltd.	64,496	110,080
Chang Hwa Commercial Bank Ltd.	323,614	173,113
Cheng Shin Rubber Industry Co. Ltd.	118,776	223,592
Chicony Electronics Co. Ltd.	34,864	82,147
China Airlines Ltd.	182,000	54,589
China Development Financial Holding Corp.	843,200	210,053
China Life Insurance Co. Ltd./Taiwan	215,835	230,238
China Steel Corp.	731,867	574,049
Chunghwa Telecom Co. Ltd.	239,000	806,090
Compal Electronics Inc.	270,000	153,751
CTBC Financial Holding Co. Ltd.	1,093,265	600,262
Delta Electronics Inc.	122,000	612,431
E.Sun Financial Holding Co. Ltd.	463,017	268,748
Eclat Textile Co. Ltd.	12,200	126,314
EVA Airways Corp.	130,397	64,026
Evergreen Marine Corp. Taiwan Ltd.[a]	109,050	41,228
Far Eastern New Century Corp.	208,460	153,698
Far EasTone Telecommunications Co. Ltd.	98,000	226,913
Feng TAY Enterprise Co. Ltd.	22,064	82,724
First Financial Holding Co. Ltd.	594,370	313,288

Security	Shares	Value
Formosa Chemicals & Fibre Corp.	202,950	$636,109
Formosa Petrochemical Corp.	74,000	249,584
Formosa Plastics Corp.	257,400	733,283
Formosa Taffeta Co. Ltd.	47,000	43,943
Foxconn Technology Co. Ltd.	55,521	145,627
Fubon Financial Holding Co. Ltd.	414,396	642,923
Giant Manufacturing Co. Ltd.	17,000	101,340
Highwealth Construction Corp.	53,840	80,744
Hiwin Technologies Corp.	12,981	53,964
Hon Hai Precision Industry Co. Ltd.	967,314	2,488,619
Hotai Motor Co. Ltd.	15,000	172,481
HTC Corp.[a]	40,000	105,795
Hua Nan Financial Holdings Co. Ltd.	471,392	239,593
Innolux Corp.	549,620	189,685
Inotera Memories Inc.[a]	163,000	152,399
Inventec Corp.	166,980	112,899
Largan Precision Co. Ltd.	6,000	694,632
Lite-On Technology Corp.	133,032	209,943
MediaTek Inc.	92,176	640,573
Mega Financial Holding Co. Ltd.	680,542	485,751
Merida Industry Co. Ltd.	13,350	58,430
Micro-Star International Co. Ltd.	40,000	106,673
Nan Ya Plastics Corp.	295,090	621,232
Nanya Technology Corp.	43,000	60,035
Nien Made Enterprise Co. Ltd.	9,000	100,806
Novatek Microelectronics Corp.	35,000	116,399
OBI Pharma Inc.[a]	7,000	61,714
Pegatron Corp.	122,000	290,522
Phison Electronics Corp.	10,000	76,397
Pou Chen Corp.	143,000	178,789
Powertech Technology Inc.	44,000	113,061
President Chain Store Corp.	36,000	270,511
Quanta Computer Inc.	173,000	322,411
Realtek Semiconductor Corp.	30,140	93,617
Ruentex Development Co. Ltd.[a]	54,888	65,611
Ruentex Industries Ltd.	35,855	65,809
Shin Kong Financial Holding Co. Ltd.[a]	512,138	132,080
Siliconware Precision Industries Co. Ltd.	135,438	205,029
SinoPac Financial Holdings Co. Ltd.	634,173	181,062
Standard Foods Corp.	25,873	61,368
Synnex Technology International Corp.	94,050	96,195

94

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
TaiMed Biologics Inc.[a]	9,000	$50,403
Taishin Financial Holding Co. Ltd.	535,561	196,595
Taiwan Business Bank	262,397	66,437
Taiwan Cement Corp.	205,000	237,011
Taiwan Cooperative Financial Holding Co. Ltd.	496,435	218,834
Taiwan Fertilizer Co. Ltd.	48,000	61,067
Taiwan Mobile Co. Ltd.	103,000	347,394
Taiwan Semiconductor Manufacturing Co. Ltd.	1,542,000	8,853,450
Teco Electric and Machinery Co. Ltd.	119,000	99,500
Transcend Information Inc.	10,000	27,421
Uni-President Enterprises Corp.	298,650	510,665
United Microelectronics Corp.	731,000	258,016
Vanguard International Semiconductor Corp.	60,000	113,136
Wistron Corp.	158,022	113,039
WPG Holdings Ltd.	87,000	107,682
Yuanta Financial Holding Co. Ltd.	584,893	211,951
Yulon Motor Co. Ltd.	54,000	46,845
Zhen Ding Technology Holding Ltd.	25,455	51,193

		30,606,111
THAILAND — 3.19%
Advanced Info Service PCL NVDR	65,800	266,486
Airports of Thailand PCL NVDR	27,300	307,588
Bangkok Bank PCL Foreign	15,000	66,425
Bangkok Dusit Medical Services PCL NVDR	244,300	159,537
Bangkok Expressway & Metro PCL	410,000	89,057
Banpu PCL NVDR[c]	91,600	48,009
BEC World PCL NVDR	56,600	29,347
Berli Jucker PCL	70,800	104,178
BTS Group Holdings PCL NVDR	340,200	82,954
Bumrungrad Hospital PCL NVDR	23,400	125,921
Central Pattana PCL NVDR[c]	87,100	137,927
Charoen Pokphand Foods PCL NVDR	171,200	137,950
CP ALL PCL NVDR	313,100	528,715
Delta Electronics Thailand PCL NVDR	32,600	69,212
Electricity Generating PCL NVDR	7,700	42,946
Energy Absolute PCL NVDR[c]	73,100	60,439
Glow Energy PCL NVDR	33,700	74,617

Security	Shares	Value
Home Product Center PCL NVDR	241,645	$69,758
Indorama Ventures PCL NVDR[c]	96,400	89,160
IRPC PCL NVDR	592,100	80,320
Kasikornbank PCL Foreign	72,600	345,913
Kasikornbank PCL NVDR	35,200	167,222
KCE Electronics PCL NVDR	15,500	52,348
Krung Thai Bank PCL NVDR	228,950	112,937
Minor International PCL NVDR[c]	136,780	143,759
PTT Exploration & Production PCL NVDR	83,110	192,171
PTT Global Chemical PCL NVDR	129,800	227,371
PTT PCL NVDR	63,300	619,171
Robinson Department Store PCL NVDR	34,300	63,448
Siam Cement PCL (The) Foreign	17,900	238,804
Siam Cement PCL (The) NVDR	7,200	96,055
Siam Commercial Bank PCL (The) NVDR	106,700	438,110
Thai Oil PCL NVDR	53,700	111,375
Thai Union Group PCL NVDR	119,800	69,504
TMB Bank PCL NVDR	897,700	50,823
True Corp. PCL NVDR	626,905	125,629

		5,625,186

TOTAL COMMON STOCKS
(Cost: $173,696,621)		174,212,798

PREFERRED STOCKS — 1.03%

SOUTH KOREA — 1.03%
AmorePacific Corp.	558	92,837
Hyundai Motor Co.	1,399	114,644
Hyundai Motor Co. Series 2	2,377	201,904
LG Chem Ltd.	476	66,979
LG Household & Health Care Ltd.	132	56,287
Samsung Electronics Co. Ltd.	1,103	1,279,387

		1,812,038

TOTAL PREFERRED STOCKS
(Cost: $1,557,741)		1,812,038

RIGHTS — 0.00%

INDONESIA — 0.00%
Jasa Marga Persero Tbk PTa	7,898	146

		146

TOTAL RIGHTS
(Cost: $0)		146

95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.91%

MONEY MARKET FUNDS — 2.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	5,141,493	$5,143,036

		5,143,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,141,837)		5,143,036

TOTAL INVESTMENTS IN SECURITIES — 102.64%
(Cost: $180,396,199)[g]		181,168,018
Other Assets, Less Liabilities — (2.64)%		(4,660,726)

NET ASSETS — 100.00%		$176,507,292

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $182,580,579. Net unrealized depreciation was $1,412,561, of which $14,020,482 represented gross unrealized appreciation on securities and $15,433,043 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$173,962,154	$250,644	$0	[a]	$174,212,798
Preferred stocks	1,812,038	—	—		1,812,038
Rights	—	146	—		146
Money market funds	5,143,036	—	—		5,143,036

Total	$180,917,228	$250,790	$0	[a]	$181,168,018

[a]	Rounds to less than $1.

96

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 95.38%

BRAZIL — 4.54%
AES Tiete Energia SA	1,244,600	$5,408,905
Ambev SA	31,281,215	158,602,465
Banco Bradesco SA	5,592,308	48,177,341
Banco do Brasil SA	5,734,174	48,314,548
Banco Santander Brasil SA Units	2,811,700	23,407,974
BB Seguridade Participacoes SA	4,644,500	38,844,909
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	11,489,100	56,418,019
BR Malls Participacoes SAa	3,824,420	12,211,008
BRF SA	4,040,185	61,692,699
CCR SA	5,867,900	25,518,643
Centrais Eletricas Brasileiras SAa	1,229,200	9,321,206
CETIP SA — Mercados Organizados	1,464,229	19,202,719
Cia. de Saneamento Basico do Estado de Sao Paulo	2,309,924	20,459,815
Cia. Siderurgica Nacional SAa	4,146,528	15,237,648
Cielo SA	6,764,897	59,439,095
Cosan SA Industria e Comercio	827,400	9,657,281
CPFL Energia SA	1,376,367	10,034,356
Duratex SA	2,090,955	4,234,454
EDP — Energias do Brasil SA	1,980,800	8,303,842
Embraer SA	4,423,800	21,671,062
Engie Brasil Energia SA	1,076,600	11,410,528
Equatorial Energia SA	1,325,900	20,575,459
Fibria Celulose SA	1,652,561	15,150,308
Hypermarcas SA	2,315,800	17,780,141
JBS SA	4,716,765	13,609,941
Klabin SA Units	3,681,200	18,468,578
Kroton Educacional SA	9,239,080	39,469,240
Localiza Rent A Car SA	1,064,989	10,912,792
Lojas Americanas SA	1,104,350	4,208,447
Lojas Renner SA	4,298,300	28,566,381
M. Dias Branco SA	233,400	8,073,259
Multiplan Empreendimentos Imobiliarios SA	541,300	9,302,519
Natura Cosmeticos SA	1,145,600	8,873,531
Odontoprev SA	1,809,900	6,260,408
Petroleo Brasileiro SAa	19,956,474	108,971,493
Porto Seguro SA	768,100	6,499,046
Qualicorp SA	1,488,000	8,072,373
Raia Drogasil SA	1,560,300	29,748,336
Rumo Logistica Operadora Multimodal SAa	5,371,500	10,099,849

Security	Shares	Value
Sul America SA	1,191,165	$6,609,953
TIM Participacoes SA	5,612,276	13,771,439
TOTVS SA	846,700	5,384,336
Ultrapar Participacoes SA	2,395,500	48,936,896
Vale SA	8,591,648	71,273,213
WEG SA	3,766,320	17,336,763

		1,195,523,218
CHILE — 1.12%
AES Gener SA	17,596,941	6,197,689
Aguas Andinas SA Series A	17,768,965	11,136,855
Banco de Chile	166,201,796	18,848,797
Banco de Credito e Inversiones	248,870	12,470,678
Banco Santander Chile	448,613,016	24,328,616
Cencosud SA	9,406,946	27,735,151
Cia. Cervecerias Unidas SA	981,367	9,876,368
Colbun SA	53,357,496	10,227,547
Empresa Nacional de Telecomunicaciones SAa	964,097	10,259,207
Empresas CMPC SA	8,353,340	17,203,127
Empresas COPEC SA	3,068,864	29,785,376
Endesa Americas SA	22,248,529	9,743,339
Enel Chile SA	132,544,901	12,520,919
Enel Generacion Chile SA	22,218,771	13,909,964
Enersis Americas SA	132,935,960	21,714,552
Itau CorpBanca	1,069,043,692	8,735,964
LATAM Airlines Group SAa	2,035,286	17,970,573
SACI Falabella	4,024,328	31,804,778

		294,469,500
CHINA — 27.50%
3SBio Inc.[a,b,c]	6,707,000	7,133,589
58.com Inc. ADR[a,c]	527,964	16,931,806
AAC Technologies Holdings Inc.	4,936,500	44,676,800
Agricultural Bank of China Ltd. Class H	163,839,000	68,647,773
Air China Ltd. Class H	12,164,000	8,342,839
Alibaba Group Holding Ltd. ADR[a,c]	7,473,957	702,701,437
Alibaba Health Information Technology Ltd.[a]	21,594,000	12,082,273
Alibaba Pictures Group Ltd.[a,c]	75,930,000	14,585,639
Aluminum Corp. of China Ltd. Class Ha,c	26,338,000	11,748,562

97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Anhui Conch Cement Co. Ltd. Class Hc	8,214,500	$23,775,151
ANTA Sports Products Ltd.[c]	6,729,402	19,737,115
AviChina Industry & Technology Co. Ltd. Class H	13,997,000	9,690,252
Baidu Inc.[a]	1,806,062	301,522,051
Bank of China Ltd. Class H	528,392,000	240,467,697
Bank of Communications Co. Ltd. Class H	58,437,600	44,901,871
Beijing Capital International Airport Co. Ltd. Class H	10,188,000	10,047,920
Beijing Enterprises Holdings Ltd.[c]	3,359,500	15,505,418
Beijing Enterprises Water Group Ltd.[c]	29,448,000	21,298,277
Belle International Holdings Ltd.	42,177,000	24,196,999
Brilliance China Automotive Holdings Ltd.	20,186,000	28,262,196
Byd Co. Ltd. Class Hc	4,287,000	25,810,485
CGN Power Co. Ltd. Class Hb	70,449,000	21,161,993
China Cinda Asset Management Co. Ltd. Class H	58,546,000	21,133,969
China CITIC Bank Corp. Ltd. Class H	59,398,800	38,748,420
China Coal Energy Co. Ltd. Class Ha,c	14,202,000	7,158,995
China Communications Construction Co. Ltd. Class H	29,471,000	35,334,880
China Communications Services Corp. Ltd. Class H	16,538,000	9,743,724
China Conch Venture Holdings Ltd.	9,068,500	16,718,500
China Construction Bank Corp. Class H	560,155,760	417,409,615
China Everbright Bank Co. Ltd. Class H	21,230,000	10,072,183
China Everbright International Ltd.[c]	16,449,000	19,933,941
China Everbright Ltd.	6,306,000	12,731,264
China Evergrande Group[c]	27,351,388	18,688,784
China Galaxy Securities Co. Ltd. Class H	19,686,500	19,542,721
China Gas Holdings Ltd.	11,704,000	15,481,302
China Huarong Asset Management Co. Ltd.[a,b]	24,434,000	9,828,222

Security	Shares	Value
China Huishan Dairy Holdings Co. Ltd.[c]	27,270,000	$10,195,510
China Jinmao Holdings Group Ltd.	24,804,000	6,651,366
China Life Insurance Co. Ltd. Class H	49,545,000	144,036,375
China Longyuan Power Group Corp. Ltd.	21,363,000	16,717,708
China Medical System Holdings Ltd.[c]	8,320,000	13,879,806
China Mengniu Dairy Co. Ltd.	18,305,000	37,522,577
China Merchants Bank Co. Ltd. Class H	26,012,467	64,254,397
China Merchants Port Holdings Co. Ltd.[c]	8,662,000	21,753,690
China Minsheng Banking Corp. Ltd. Class H	39,548,540	44,664,283
China Mobile Ltd.	40,880,500	446,137,743
China National Building Material Co. Ltd. Class H	19,004,000	9,604,105
China Oilfield Services Ltd. Class Hc	11,958,000	11,331,090
China Overseas Land & Investment Ltd.	25,590,960	73,902,716
China Pacific Insurance Group Co. Ltd. Class H	17,538,000	68,169,983
China Petroleum & Chemical Corp. Class H	169,758,800	118,619,855
China Power International Development Ltd.	21,919,000	8,110,142
China Railway Construction Corp. Ltd. Class H	13,123,000	18,644,062
China Railway Group Ltd. Class H	26,564,000	23,972,720
China Resources Beer Holdings Co. Ltd.[a,c]	10,918,000	23,112,240
China Resources Gas Group Ltd.[c]	6,116,000	18,135,149
China Resources Land Ltd.	18,507,333	44,952,158
China Resources Power Holdings Co. Ltd.	13,032,999	21,439,806
China Shenhua Energy Co. Ltd. Class H	22,698,000	46,995,788
China Southern Airlines Co. Ltd. Class H	12,190,000	6,993,419
China State Construction International Holdings Ltd.	12,060,000	19,497,128

98

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
China Taiping Insurance Holdings Co. Ltd.[a]	10,773,460	$24,667,434
China Telecom Corp. Ltd. Class H	92,578,000	44,757,402
China Unicom Hong Kong Ltd.	39,860,000	48,407,650
China Vanke Co. Ltd. Class H	8,784,231	26,952,963
Chongqing Changan Automobile Co. Ltd. Class B	5,736,875	8,653,405
Chongqing Rural Commercial Bank Co. Ltd. Class H	17,104,000	10,672,566
CITIC Ltd.	28,996,000	44,634,248
CITIC Securities Co. Ltd. Class H	14,406,500	33,728,741
CNOOC Ltd.	118,405,000	149,291,369
COSCO SHIPPING Ports Ltd.	11,014,000	11,529,936
Country Garden Holdings Co. Ltd.[c]	37,794,939	21,147,020
CRRC Corp. Ltd. Class H	27,178,300	26,839,651
CSPC Pharmaceutical Group Ltd.	27,932,000	29,996,656
Ctrip.com International Ltd.[a,c]	2,477,950	112,077,679
Dongfeng Motor Group Co. Ltd. Class H	17,962,000	18,270,797
ENN Energy Holdings Ltd.	5,152,000	23,712,092
Far East Horizon Ltd.	13,213,000	11,941,125
Fosun International Ltd.	17,149,000	25,425,087
Fullshare Holdings Ltd.	33,665,000	17,924,806
Fuyao Glass Industry Group Co. Ltd.[b]	2,518,000	7,661,142
GCL-Poly Energy Holdings Ltd.[c]	86,711,000	11,626,081
Geely Automobile Holdings Ltd.[c]	35,750,000	36,963,767
GF Securities Co. Ltd. Class H	9,106,800	21,320,994
GOME Electrical Appliances Holding Ltd.[c]	80,780,200	10,518,459
Great Wall Motor Co. Ltd. Class H	20,644,500	19,429,116
Guangdong Investment Ltd.	19,134,110	26,789,456
Guangzhou Automobile Group Co. Ltd. Class H	14,236,742	18,647,908
Guangzhou R&F Properties Co. Ltd. Class H	6,581,600	8,366,315
Haier Electronics Group Co. Ltd.	8,391,000	13,998,252
Haitian International Holdings Ltd.	4,349,000	8,690,543
Haitong Securities Co. Ltd. Class H	20,404,800	39,354,078
Hengan International Group Co. Ltd.[c]	4,840,000	38,094,023
HengTen Networks Group Ltd.[a]	102,076,000	8,948,667

Security	Shares	Value
Huaneng Power International Inc. Class H	28,140,000	$17,631,374
Huaneng Renewables Corp. Ltd. Class H	27,042,000	8,715,747
Huatai Securities Co. Ltd. Class Hb	9,785,200	22,480,357
Industrial & Commercial Bank of China Ltd. Class H	490,907,085	300,620,584
JD.com Inc. ADR[a,c]	4,451,216	119,604,174
Jiangsu Expressway Co. Ltd. Class H	8,184,000	10,909,679
Jiangxi Copper Co. Ltd. Class H	8,247,000	12,609,750
Kingsoft Corp. Ltd.[c]	5,252,000	11,795,020
Kunlun Energy Co. Ltd.	21,492,000	15,710,344
Lenovo Group Ltd.[c]	47,830,000	29,660,008
Longfor Properties Co. Ltd.	9,836,000	12,642,690
Netease Inc.	526,047	117,887,133
New China Life Insurance Co. Ltd. Class H	5,239,100	26,510,759
New Oriental Education & Technology Group Inc. ADR[a]	886,655	44,483,481
Nine Dragons Paper Holdings Ltd.	11,027,000	9,681,225
People’s Insurance Co. Group of China Ltd. (The) Class H	46,286,000	19,512,962
PetroChina Co. Ltd. Class H	139,962,000	95,092,564
PICC Property & Casualty Co. Ltd. Class H	30,590,128	51,268,481
Ping An Insurance Group Co. of China Ltd. Class H	34,743,000	192,154,435
Qunar Cayman Islands Ltd. ADR[a,c]	233,842	7,022,275
Semiconductor Manufacturing International Corp.[a,c]	184,374,000	24,958,287
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,880,000	8,900,337
Shanghai Electric Group Co. Ltd. Class Ha,c	18,704,000	9,018,450
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,722,500	8,564,135
Shanghai Industrial Holdings Ltd.	3,344,000	9,419,840
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,791,148	10,560,235

99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,706,600	$11,771,582
Shenzhou International Group Holdings Ltd.	3,788,000	23,294,541
Shimao Property Holdings Ltd.	8,120,000	10,614,995
Sina Corp.[a]	370,260	28,532,236
Sino Biopharmaceutical Ltd.	29,900,000	20,507,307
Sino-Ocean Group Holding Ltd.	20,391,500	8,701,677
Sinopec Engineering Group Co. Ltd. Class H	8,296,000	7,165,877
Sinopec Shanghai Petrochemical Co. Ltd. Class H	23,457,000	12,338,388
Sinopharm Group Co. Ltd. Class H	7,996,800	37,320,771
Sinotrans Ltd. Class H	13,181,000	6,593,346
SOHO China Ltd.[c]	14,222,000	7,535,782
Sun Art Retail Group Ltd.[c]	16,149,000	13,699,267
Sunac China Holdings Ltd.[c]	12,545,000	9,526,026
Sunny Optical Technology Group Co. Ltd.	4,595,000	23,133,021
TAL Education Group Class A ADR[a,c]	285,070	21,816,407
Tencent Holdings Ltd.	37,828,300	944,652,873
Tingyi Cayman Islands Holding Corp.[c]	13,128,000	15,604,695
TravelSky Technology Ltd. Class H	6,372,000	13,357,406
Tsingtao Brewery Co. Ltd. Class H	2,496,000	9,846,725
Vipshop Holdings Ltd. ADR[a,c]	2,683,718	30,111,316
Want Want China Holdings Ltd.[c]	37,902,000	24,187,620
Weibo Corp. ADR[a]	206,884	10,615,218
Weichai Power Co. Ltd. Class H	6,621,400	10,670,521
Yanzhou Coal Mining Co. Ltd. Class Hc	12,672,800	8,855,186
Yum China Holdings Inc.[a]	2,500,852	70,323,958
YY Inc. ADR[a,c]	189,837	8,214,247
Zhejiang Expressway Co. Ltd. Class H	9,598,000	10,257,962
Zhuzhou CRRC Times Electric Co. Ltd. Class H	3,642,500	19,770,036
Zijin Mining Group Co. Ltd. Class H	37,922,000	12,711,312
ZTE Corp. Class H	5,045,200	8,195,486

		7,243,428,017

Security	Shares	Value
COLOMBIA — 0.27%
Cementos Argos SA	2,999,182	$10,736,372
Corp. Financiera Colombiana SA	697,094	8,033,746
Ecopetrol SAa	31,999,133	13,821,321
Grupo Argos SA/Colombia	1,983,406	11,695,097
Grupo de Inversiones Suramericana SA	1,699,846	19,745,828
Interconexion Electrica SA ESP	2,543,797	8,240,528

		72,272,892
CZECH REPUBLIC — 0.17%
CEZ AS	1,077,491	17,500,466
Komercni Banka AS	517,989	17,140,973
Moneta Money Bank ASa,b	2,154,243	7,034,946
O2 Czech Republic AS	405,094	3,720,910

		45,397,295
EGYPT — 0.12%
Commercial International Bank Egypt SAE	6,271,193	24,280,366
Global Telecom Holding SAE[a]	15,883,295	5,352,514
Talaat Moustafa Group	5,660,437	2,760,956

		32,393,836
GREECE — 0.37%
Alpha Bank AEa	9,151,293	18,444,609
Eurobank Ergasias SAa	12,306,002	9,229,322
FF Group[a,c]	233,632	5,021,173
Hellenic Telecommunications Organization SA	1,603,632	14,629,739
JUMBO SA	721,726	10,274,443
National Bank of Greece SAa	36,324,024	8,477,153
OPAP SA	1,470,243	13,724,774
Piraeus Bank SAa	43,996,351	9,287,592
Titan Cement Co. SA	325,445	7,353,441

		96,442,246
HUNGARY — 0.29%
MOL Hungarian Oil & Gas PLC	239,017	14,937,998
OTP Bank PLC	1,590,759	42,871,276
Richter Gedeon Nyrt	919,412	18,359,516

		76,168,790
INDIA — 8.31%
ACC Ltd.	287,077	5,630,067
Adani Ports & Special Economic Zone Ltd.	5,534,562	22,470,100
Ambuja Cements Ltd.	4,207,036	12,956,272

100

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Apollo Hospitals Enterprise Ltd.	532,012	$9,290,339
Ashok Leyland Ltd.	7,706,954	8,951,238
Asian Paints Ltd.	1,945,850	27,572,080
Aurobindo Pharma Ltd.	1,783,950	19,307,092
Axis Bank Ltd.	11,103,260	76,215,438
Bajaj Auto Ltd.	565,606	22,187,878
Bajaj Finance Ltd.	1,102,363	14,813,280
Bajaj Finserv Ltd.	223,173	9,748,685
Bharat Forge Ltd.	701,485	9,259,334
Bharat Heavy Electricals Ltd.	3,877,845	7,373,401
Bharat Petroleum Corp. Ltd.	3,187,718	29,989,226
Bharti Airtel Ltd.	6,716,284	31,850,098
Bharti Infratel Ltd.	3,687,320	20,225,355
Bosch Ltd.	51,057	15,310,137
Cadila Healthcare Ltd.	1,364,350	8,006,834
Cairn India Ltd.	2,959,563	10,878,561
Cipla Ltd.	2,358,904	19,526,304
Coal India Ltd.	4,622,189	20,838,998
Container Corp. of India Ltd.	235,416	4,023,973
Dabur India Ltd.	3,540,160	14,665,124
Divi’s Laboratories Ltd.	555,778	9,532,409
Dr. Reddy’s Laboratories Ltd.	772,929	36,099,556
Eicher Motors Ltd.	86,956	27,465,306
GAIL (India) Ltd.	2,168,870	13,458,607
Glenmark Pharmaceuticals Ltd.	927,429	11,863,686
Godrej Consumer Products Ltd.	813,221	17,311,953
Havells India Ltd.	1,640,563	8,253,273
HCL Technologies Ltd.	3,769,762	44,268,534
Hero Motocorp Ltd.	333,083	15,406,481
Hindalco Industries Ltd.	7,514,331	19,293,848
Hindustan Petroleum Corp. Ltd.	2,523,144	17,369,228
Hindustan Unilever Ltd.	4,325,295	53,332,432
Housing Development Finance Corp. Ltd.	10,036,993	185,214,322
ICICI Bank Ltd.	7,357,804	28,544,848
Idea Cellular Ltd.	8,327,696	9,422,790
IDFC Bank Ltd.	8,152,430	8,152,555
Indiabulls Housing Finance Ltd.	1,994,388	22,291,161
Infosys Ltd.	12,242,594	174,484,233
ITC Ltd.	22,573,863	76,676,458
JSW Steel Ltd.	578,261	14,606,700
Larsen & Toubro Ltd.	2,104,806	42,519,578
LIC Housing Finance Ltd.	2,027,748	16,719,920
Lupin Ltd.	1,480,802	32,555,428
Mahindra & Mahindra Financial Services Ltd.	1,916,205	8,360,605

Security	Shares	Value
Mahindra & Mahindra Ltd.	2,497,368	$43,238,513
Marico Ltd.	3,020,873	11,150,260
Maruti Suzuki India Ltd.	710,206	54,638,454
Motherson Sumi Systems Ltd.	2,578,967	11,672,407
Nestle India Ltd.	155,074	14,249,582
NTPC Ltd.	11,029,813	26,289,870
Oil & Natural Gas Corp. Ltd.	5,624,749	23,740,174
Piramal Enterprises Ltd.	526,485	13,023,108
Power Finance Corp. Ltd.	4,196,924	8,228,427
Reliance Industries Ltd.	8,641,114	124,985,627
Shree Cement Ltd.	55,953	12,728,869
Shriram Transport Finance Co. Ltd.	1,000,336	13,217,937
Siemens Ltd.	493,154	7,832,587
State Bank of India	10,367,238	39,129,540
Sun Pharmaceuticals Industries Ltd.	6,472,218	67,115,424
Tata Consultancy Services Ltd.	3,153,747	104,867,728
Tata Motors Ltd.	10,573,653	70,950,377
Tata Motors Ltd. Class A	2,520,699	10,970,456
Tata Power Co. Ltd.	7,792,866	8,430,542
Tata Steel Ltd.	2,008,228	12,177,178
Tech Mahindra Ltd.	1,544,547	10,948,513
Titan Co. Ltd.	2,029,125	9,589,949
Ultratech Cement Ltd.	533,525	28,087,073
United Spirits Ltd.[a]	435,892	12,216,944
UPL Ltd.	2,370,849	21,957,966
Vedanta Ltd.	6,911,428	23,208,416
Wipro Ltd.	4,072,088	27,678,130
Yes Bank Ltd.	2,048,320	35,127,207
Zee Entertainment Enterprises Ltd.	3,931,924	26,173,976

		2,187,918,959
INDONESIA — 2.48%
Adaro Energy Tbk PT	97,595,000	11,017,919
AKR Corporindo Tbk PT	11,490,600	5,659,454
Astra International Tbk PT	135,104,000	75,265,464
Bank Central Asia Tbk PT	82,587,900	87,143,108
Bank Danamon Indonesia Tbk PT	24,137,316	5,788,325
Bank Mandiri Persero Tbk PT	62,580,600	48,485,246
Bank Negara Indonesia Persero Tbk PT	50,296,076	19,205,475
Bank Rakyat Indonesia Persero Tbk PT	74,200,722	59,678,131
Bumi Serpong Damai Tbk PT	51,586,700	6,470,938

101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Charoen Pokphand Indonesia Tbk PT	50,158,945	$11,658,416
Gudang Garam Tbk PT	3,262,400	15,647,002
Hanjaya Mandala Sampoerna Tbk PT	61,826,400	17,335,571
Indocement Tunggal Prakarsa Tbk PT	9,824,200	11,580,269
Indofood CBP Sukses Makmur Tbk PT	15,119,500	9,650,151
Indofood Sukses Makmur Tbk PT	29,858,300	16,688,923
Jasa Marga Persero Tbk PT	13,389,300	4,100,026
Kalbe Farma Tbk PT	143,141,715	15,843,023
Lippo Karawaci Tbk PT	125,075,000	7,060,127
Matahari Department Store Tbk PT	15,712,300	16,694,862
Media Nusantara Citra Tbk PT	32,821,900	4,201,881
Pakuwon Jati Tbk PT	97,802,700	4,943,357
Perusahaan Gas Negara Persero Tbk PT	73,205,800	14,314,360
Semen Indonesia Persero Tbk PT	19,764,100	12,942,733
Summarecon Agung Tbk PT	66,810,200	6,975,572
Surya Citra Media Tbk PT	38,234,400	7,081,228
Telekomunikasi Indonesia Persero Tbk PT	337,941,100	94,256,953
Tower Bersama Infrastructure Tbk PT	15,110,100	6,187,866
Unilever Indonesia Tbk PT	10,245,900	30,637,528
United Tractors Tbk PT	11,411,053	17,681,765
Waskita Karya Persero Tbk PT	30,946,100	5,822,731
XL Axiata Tbk PTa	24,544,900	4,165,524

		654,183,928
MALAYSIA — 2.50%
AirAsia Bhd	8,557,200	5,288,373
Alliance Financial Group Bhd	7,107,300	6,126,983
AMMB Holdings Bhd	12,649,975	11,839,878
Astro Malaysia Holdings Bhd	9,619,200	5,621,610
Axiata Group Bhd[c]	17,848,200	16,745,176
Berjaya Sports Toto Bhd	6,666,992	4,672,567
British American Tobacco Malaysia Bhd	936,000	9,263,592
CIMB Group Holdings Bhd	20,452,200	20,928,471
Dialog Group Bhd	21,607,912	7,741,303
DiGi.Com Bhd[c]	23,237,500	25,339,594
Felda Global Ventures Holdings Bhd[c]	8,307,400	2,864,621

Security	Shares	Value
Gamuda Bhd	11,537,800	$12,400,681
Genting Bhd	15,002,700	26,740,146
Genting Malaysia Bhd	20,145,300	21,065,506
Genting Plantations Bhd	1,940,000	4,648,007
HAP Seng Consolidated Bhd	3,636,400	6,465,073
Hartalega Holdings Bhd[c]	4,136,400	4,538,370
Hong Leong Bank Bhd[c]	3,974,400	11,835,987
Hong Leong Financial Group Bhd	1,318,600	4,428,795
IHH Healthcare Bhd	19,546,700	28,886,749
IJM Corp. Bhd	19,612,740	14,184,763
IOI Corp. Bhd[c]	15,468,620	15,066,838
IOI Properties Group Bhd	12,220,885	5,719,133
Kuala Lumpur Kepong Bhd	2,826,200	15,111,880
Lafarge Malaysia Bhd	2,620,300	4,224,398
Malayan Banking Bhd[c]	22,925,000	39,885,188
Malaysia Airports Holdings Bhd	5,124,100	7,285,722
Maxis Bhd[c]	12,556,900	16,785,645
MISC Bhd	7,270,300	11,948,948
Petronas Chemicals Group Bhd[c]	16,072,800	24,580,659
Petronas Dagangan Bhd	1,369,000	7,050,381
Petronas Gas Bhd	4,612,900	21,670,094
PPB Group Bhd	3,280,600	11,488,711
Public Bank Bhd[c]	18,062,430	79,189,964
RHB Bank Bhd	5,016,725	5,504,244
RHB Bank Bhd New	3,214,200	7
Sapurakencana Petroleum Bhd[a]	25,576,000	8,246,628
Sime Darby Bhd	15,637,873	27,872,250
Telekom Malaysia Bhd[c]	7,432,400	10,268,228
Tenaga Nasional Bhd	22,599,950	71,048,656
UMW Holdings Bhd[c]	3,346,200	3,851,202
Westports Holdings Bhd	6,244,000	6,109,781
YTL Corp. Bhd	29,507,962	9,514,435
YTL Power International Bhd	16,346,443	5,160,879

		659,210,116
MEXICO — 3.51%
Alfa SAB de CV	18,649,600	24,759,855
America Movil SAB de CV	218,319,600	133,513,806
Arca Continental SAB de CV	2,815,236	14,928,417
Cemex SAB de CV CPO[a]	93,589,005	73,188,910
Coca-Cola Femsa SAB de CV Series L	3,347,193	21,177,771
El Puerto de Liverpool SAB de CV Series C1	1,249,985	9,910,127
Fibra Uno Administracion SA de CV	16,936,300	26,282,391

102

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Fomento Economico Mexicano SAB de CV	12,220,800	$96,053,190
Gentera SAB de CV	6,928,900	10,955,599
Gruma SAB de CV Series B	1,436,540	17,262,338
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,407,300	20,602,419
Grupo Aeroportuario del Sureste SAB de CV Series B	1,395,545	20,257,812
Grupo Bimbo SAB de CV	11,110,000	25,695,860
Grupo Carso SAB de CV Series A1	3,793,141	14,097,941
Grupo Financiero Banorte SAB de CV	16,679,056	80,346,245
Grupo Financiero Inbursa SAB de CV Series Oc	15,725,800	21,554,082
Grupo Financiero Santander Mexico SAB de CV Series B	12,321,900	17,388,189
Grupo Lala SAB de CVc	4,017,800	6,076,009
Grupo Mexico SAB de CV Series B	25,342,388	69,692,341
Grupo Televisa SAB	16,309,700	67,740,324
Industrias Penoles SAB de CV	933,823	20,151,145
Infraestructura Energetica Nova SAB de CV	3,227,600	14,285,155
Kimberly-Clark de Mexico SAB de CV Series A	10,233,900	18,040,857
Mexichem SAB de CV	6,956,692	16,670,915
OHL Mexico SAB de CVa	5,233,600	4,519,724
Promotora y Operadora de Infraestructura SAB de CV	1,762,595	15,610,018
Wal-Mart de Mexico SAB de CV	34,777,600	64,127,703

		924,889,143
PERU — 0.39%
Cia. de Minas Buenaventura SAA ADR	1,271,049	14,197,617
Credicorp Ltd.	447,436	70,108,747
Southern Copper Corp.	548,648	18,012,114

		102,318,478
PHILIPPINES — 1.19%
Aboitiz Equity Ventures Inc.	13,968,470	20,574,913
Aboitiz Power Corp.	7,515,564	6,483,364
Alliance Global Group Inc.	14,748,080	3,855,320
Ayala Corp.	1,635,996	23,883,634
Ayala Land Inc.	50,642,900	33,503,950
Bank of the Philippine Islands	5,618,252	10,167,759

Security	Shares	Value
BDO Unibank Inc.	10,470,026	$23,580,191
DMCI Holdings Inc.	22,325,900	6,060,721
Energy Development Corp.	57,853,700	5,921,483
Globe Telecom Inc.	232,755	6,833,346
GT Capital Holdings Inc.	490,460	11,430,588
International Container Terminal Services Inc.	3,676,860	5,338,212
JG Summit Holdings Inc.	18,441,174	25,308,870
Jollibee Foods Corp.	3,162,219	13,722,237
Megaworld Corp.	68,785,400	5,090,092
Metro Pacific Investments Corp.	81,742,200	10,191,065
Metropolitan Bank & Trust Co.	3,379,866	5,097,325
PLDT Inc.	659,168	16,780,750
Robinsons Land Corp.	8,716,000	4,513,111
Security Bank Corp.	1,061,420	3,873,873
SM Investments Corp.	1,744,682	21,891,847
SM Prime Holdings Inc.	56,179,425	29,936,754
Universal Robina Corp.	5,982,820	20,439,998

		314,479,403
POLAND — 1.04%
Alior Bank SAa	614,005	6,539,837
Bank Handlowy w Warszawie SA	232,373	3,730,562
Bank Millennium SAa	4,116,316	5,204,250
Bank Pekao SA	1,041,871	29,376,833
Bank Zachodni WBK SA	235,738	16,451,414
CCC SA	179,430	8,517,687
Cyfrowy Polsat SAa	1,327,548	7,647,877
Enea SAa	134,291	297,923
Eurocash SA	514,747	4,779,035
Grupa Azoty SA	288,059	4,226,006
Grupa Lotos SAa	604,641	5,320,835
Jastrzebska Spolka Weglowa SAa	116,698	2,304,424
KGHM Polska Miedz SA	912,897	19,024,268
LPP SAc	8,581	11,811,426
mBank SAa	101,428	7,851,382
Orange Polska SA	4,315,791	5,549,102
PGE Polska Grupa Energetyczna SA	5,572,417	12,335,738
Polski Koncern Naftowy ORLEN SA	2,137,888	38,988,451
Polskie Gornictwo Naftowe i Gazownictwo SA	11,749,010	13,873,308
Powszechna Kasa Oszczednosci Bank Polski SA	5,863,945	35,753,971
Powszechny Zaklad Ubezpieczen SA	3,718,688	26,230,986

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Synthos SAa	3,666,820	$3,831,221
Tauron Polska Energia SAa	7,027,267	4,442,279

		274,088,815
QATAR — 0.84%
Barwa Real Estate Co.	639,721	5,411,240
Commercial Bank QSC (The)	1,028,317	9,319,582
Doha Bank QSC	585,745	5,405,095
Ezdan Holding Group QSC	5,302,488	21,552,461
Industries Qatar QSC	1,000,147	28,840,886
Masraf Al Rayan QSC	2,459,608	22,831,690
Ooredoo QSC	538,113	13,743,961
Qatar Electricity & Water Co. QSC	196,909	11,518,625
Qatar Gas Transport Co. Ltd.	1,930,906	12,249,788
Qatar Insurance Co. SAQ	800,292	18,901,766
Qatar Islamic Bank SAQ	399,930	10,917,566
Qatar National Bank SAQ	1,473,520	60,256,819

		220,949,479
RUSSIA — 3.83%
Alrosa PJSC	17,416,800	25,215,588
Gazprom PJSC	53,615,439	124,309,772
Gazprom PJSC ADR	12,629,184	58,207,909
Inter RAO UES PJSC	125,581,000	7,479,435
Lukoil PJSC	2,132,065	104,234,289
Lukoil PJSC ADR	733,200	35,926,800
Magnit PJSC GDR[d]	1,919,924	77,334,539
MMC Norilsk Nickel PJSC	373,593	60,440,202
Mobile TeleSystems PJSC ADR	3,426,924	26,832,815
Moscow Exchange MICEX-RTS PJSC	9,445,250	17,461,462
Novatek OJSC GDR[d]	614,112	72,526,627
PhosAgro PJSC GDR[d]	703,649	9,675,174
Rosneft PJSC	6,700,087	35,521,096
Rosneft PJSC GDR[d]	1,034,676	5,442,396
Rostelecom PJSC	6,423,290	8,449,001
RusHydro PJSC	836,396,100	12,434,228
Sberbank of Russia PJSC	61,067,081	150,504,467
Sberbank of Russia PJSC ADR	2,702,421	27,091,770
Severstal PJSC	1,446,343	21,804,335
Sistema PJSC FC GDR[d]	1,246,753	10,298,180
Surgutneftegas OJSC	36,283,160	16,816,957
Surgutneftegas OJSC ADR	1,323,205	6,013,967
Tatneft PJSC Class S	9,573,820	57,835,806

Security	Shares	Value
VTB Bank PJSC	29,830,502,000	$31,920,831
VTB Bank PJSC GDR[d]	2,449,677	5,136,973

		1,008,914,619
SOUTH AFRICA — 6.71%
African Bank Investments Ltd.[a,c]	14,665,413	10,456
Anglo American Platinum Ltd.[a]	352,727	7,267,666
AngloGold Ashanti Ltd.[a]	2,722,190	30,148,115
Aspen Pharmacare Holdings Ltd.[c]	2,433,196	50,295,447
Barclays Africa Group Ltd.	2,836,600	31,813,603
Bid Corp. Ltd.	2,231,672	39,230,968
Bidvest Group Ltd. (The)	2,154,450	25,009,361
Brait SEa,c	2,258,763	13,712,408
Capitec Bank Holdings Ltd.[c]	275,318	12,764,391
Coronation Fund Managers Ltd.	1,497,705	7,666,712
Discovery Ltd.	2,391,676	18,998,702
Exxaro Resources Ltd.[c]	979,508	6,745,956
FirstRand Ltd.	22,427,098	80,746,347
Fortress Income Fund Ltd.	5,189,552	11,299,451
Fortress Income Fund Ltd. Class A	5,698,620	6,593,965
Foschini Group Ltd. (The)	1,396,447	14,769,658
Gold Fields Ltd.	5,454,237	17,343,122
Growthpoint Properties Ltd.	14,041,829	24,907,634
Hyprop Investments Ltd.	1,603,277	12,917,660
Impala Platinum Holdings Ltd.[a]	4,125,880	13,001,614
Imperial Holdings Ltd.	1,055,381	12,759,002
Investec Ltd.	1,674,587	10,741,473
Liberty Holdings Ltd.	801,505	6,330,325
Life Healthcare Group Holdings Ltd.	6,374,274	14,106,227
Massmart Holdings Ltd.	711,325	5,806,735
MMI Holdings Ltd./South Africa	6,945,243	10,883,625
Mondi Ltd.	783,952	15,833,022
Mr. Price Group Ltd.	1,627,832	16,833,939
MTN Group Ltd.	11,030,126	89,019,536
Naspers Ltd. Class N	2,917,340	427,393,300
Nedbank Group Ltd.	1,336,583	21,917,055
Netcare Ltd.	6,453,649	14,373,906
New Europe Property Investments PLC	1,579,293	18,124,502

104

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Pick n Pay Stores Ltd.[c]	2,363,248	$11,035,932
Pioneer Foods Group Ltd.	837,907	9,316,218
PSG Group Ltd.	613,638	8,510,543
Rand Merchant Investment Holdings Ltd.	4,360,851	12,004,096
Redefine Properties Ltd.	29,522,280	21,784,554
Remgro Ltd.	3,530,449	52,633,611
Resilient REIT Ltd.	1,929,168	14,235,372
RMB Holdings Ltd.	4,716,766	20,983,955
Sanlam Ltd.	9,421,052	41,422,068
Sappi Ltd.[a]	3,651,963	21,688,514
Sasol Ltd.	3,679,512	99,515,043
Shoprite Holdings Ltd.	2,901,960	38,676,938
Sibanye Gold Ltd.	4,913,727	10,218,941
SPAR Group Ltd. (The)	1,240,668	16,761,899
Standard Bank Group Ltd.	8,628,072	92,885,759
Steinhoff International Holdings NV Class H	19,796,959	91,855,349
Telkom SA SOC Ltd.	1,751,824	8,694,018
Tiger Brands Ltd.	1,100,105	30,909,215
Truworths International Ltd.	2,958,534	14,798,734
Tsogo Sun Holdings Ltd.	2,172,153	4,368,697
Vodacom Group Ltd.	2,462,931	25,413,778
Woolworths Holdings Ltd./South Africa	6,642,752	30,750,478

		1,767,829,595
SOUTH KOREA — 13.70%
AmorePacific Corp.	213,959	60,030,411
AmorePacific Group	188,639	20,815,560
BGF retail Co. Ltd.	135,714	10,099,754
BNK Financial Group Inc.	1,734,268	13,292,025
Celltrion Inc.[a,c]	506,884	44,399,232
Cheil Worldwide Inc.	475,779	6,084,339
CJ CheilJedang Corp.	52,756	17,328,860
CJ Corp.	97,368	14,617,069
CJ E&M Corp.	128,726	6,210,296
CJ Korea Express Corp.[a]	47,707	7,508,736
Coway Co. Ltd.	360,516	26,058,425
Daelim Industrial Co. Ltd.	187,368	12,244,913
Daewoo Engineering & Construction Co. Ltd.[a,c]	850,125	3,759,588
DGB Financial Group Inc.	1,124,633	9,206,396
Dongbu Insurance Co. Ltd.	333,835	20,845,948
Dongsuh Cos. Inc.[c]	240,844	5,480,048
Doosan Heavy Industries & Construction Co. Ltd.[c]	321,758	7,100,942

Security	Shares	Value
E-MART Inc.	130,482	$20,983,376
GS Engineering & Construction Corp.[a,c]	333,354	6,743,785
GS Holdings Corp.	347,106	16,152,061
GS Retail Co. Ltd.	183,354	7,418,540
Hana Financial Group Inc.	1,982,254	54,513,893
Hankook Tire Co. Ltd.	501,501	23,250,806
Hanmi Pharm Co. Ltd.[c]	34,747	10,952,713
Hanmi Science Co. Ltd.[c]	78,053	5,007,463
Hanon Systems	1,261,036	10,527,960
Hanssem Co. Ltd.[c]	70,957	12,533,784
Hanwha Chemical Corp.	716,235	14,244,441
Hanwha Corp.	302,119	9,122,622
Hanwha Life Insurance Co. Ltd.	1,492,105	8,500,423
Hanwha Techwin Co. Ltd.	234,903	9,614,737
Hotel Shilla Co. Ltd.[c]	222,746	9,603,010
Hyosung Corp.	140,724	16,732,078
Hyundai Department Store Co. Ltd.	101,464	9,373,519
Hyundai Development Co. Engineering & Construction	362,013	12,789,134
Hyundai Engineering & Construction Co. Ltd.	483,958	16,289,934
Hyundai Glovis Co. Ltd.	125,205	17,028,865
Hyundai Heavy Industries Co. Ltd.[a,c]	279,977	34,007,728
Hyundai Marine & Fire Insurance Co. Ltd.	385,537	12,004,231
Hyundai Mobis Co. Ltd.	454,488	96,802,970
Hyundai Motor Co.	1,007,417	114,611,403
Hyundai Steel Co.	529,852	22,616,325
Hyundai Wia Corp.	107,248	6,311,674
Industrial Bank of Korea	1,691,318	18,880,031
Kakao Corp.[c]	202,193	13,438,601
Kangwon Land Inc.	785,589	23,956,416
KB Financial Group Inc.	2,630,525	94,730,852
KCC Corp.	38,612	12,303,126
KEPCO Plant Service & Engineering Co. Ltd.	150,401	7,423,239
Kia Motors Corp.	1,749,328	55,964,131
Korea Aerospace Industries Ltd. Class A	389,126	22,068,392
Korea Electric Power Corp.	1,711,473	68,075,356
Korea Gas Corp.	195,490	7,165,430
Korea Investment Holdings Co. Ltd.	263,900	9,040,841

105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Korea Zinc Co. Ltd.	56,484	$22,805,225
Korean Air Lines Co. Ltd.[a]	247,809	6,624,209
KT Corp.	170,925	4,364,323
KT&G Corp.	770,719	69,223,297
Kumho Petrochemical Co. Ltd.[c]	123,534	7,713,940
LG Chem Ltd.	307,367	59,551,452
LG Corp.	631,570	30,523,677
LG Display Co. Ltd.	1,552,247	37,177,979
LG Electronics Inc.[c]	705,223	27,085,679
LG Household & Health Care Ltd.	63,140	42,505,607
LG Innotek Co. Ltd.[c]	94,177	6,533,300
LG Uplus Corp.	1,456,113	14,261,575
Lotte Chemical Corp.[c]	103,374	28,428,845
Lotte Chilsung Beverage Co. Ltd.	4,259	5,708,783
Lotte Confectionery Co. Ltd.	38,443	5,869,788
Lotte Shopping Co. Ltd.	74,161	13,765,824
Mirae Asset Daewoo Co. Ltd.[c]	1,172,629	6,971,277
Mirae Asset Securities Co. Ltd.	523,701	9,138,617
NAVER Corp.	187,189	127,776,247
NCsoft Corp.	118,263	27,515,963
NH Investment & Securities Co. Ltd.	937,610	7,883,928
OCI Co. Ltd.[a,c]	112,258	7,067,438
Orion Corp./Republic of Korea	23,915	13,910,611
Ottogi Corp.[c]	8,223	4,867,470
POSCO	464,086	99,045,770
Posco Daewoo Corp.	308,315	7,028,437
S-1 Corp.	130,234	10,572,009
S-Oil Corp.	302,566	21,740,340
Samsung Biologics Co. Ltd.[a]	99,336	13,085,620
Samsung C&T Corp.	505,704	55,369,840
Samsung Card Co. Ltd.	237,100	8,477,636
Samsung Electro-Mechanics Co. Ltd.	370,411	14,670,056
Samsung Electronics Co. Ltd.	659,824	985,460,591
Samsung Fire & Marine Insurance Co. Ltd.	221,573	55,533,030
Samsung Heavy Industries Co. Ltd.[a,c]	1,639,018	11,636,670
Samsung Life Insurance Co. Ltd.	468,729	45,708,144
Samsung SDI Co. Ltd.	365,400	28,849,425
Samsung SDS Co. Ltd.	232,251	26,819,969
Samsung Securities Co. Ltd.	372,314	10,207,146
Shinhan Financial Group Co. Ltd.	2,771,204	104,537,955
Shinsegae Inc.	49,896	7,703,886
SK Holdings Co. Ltd.	304,651	60,328,221

Security	Shares	Value
SK Hynix Inc.	3,885,138	$142,570,823
SK Innovation Co. Ltd.	432,059	56,361,146
SK Networks Co. Ltd.	857,830	4,989,730
SK Telecom Co. Ltd.	134,153	25,934,372
Woori Bank	2,035,096	20,889,741
Yuhan Corp.	52,623	8,867,654

		3,609,529,697
TAIWAN — 12.38%
Acer Inc.[c]	19,573,121	8,290,313
Advanced Semiconductor Engineering Inc.[c]	42,043,701	45,179,204
Advantech Co. Ltd.	2,145,370	17,265,002
Asia Cement Corp.	15,526,077	13,663,805
Asia Pacific Telecom Co. Ltd.[a]	13,490,000	4,198,563
Asustek Computer Inc.	4,730,968	39,186,005
AU Optronics Corp.[c]	57,448,000	20,637,518
Casetek Holdings Ltd.	921,000	2,516,836
Catcher Technology Co. Ltd.[c]	4,358,210	31,654,554
Cathay Financial Holding Co. Ltd.	54,417,644	80,073,652
Chailease Holding Co. Ltd.[c]	6,865,932	11,718,593
Chang Hwa Commercial Bank Ltd.	33,348,515	17,839,305
Cheng Shin Rubber Industry Co. Ltd.[c]	12,989,128	24,451,658
Chicony Electronics Co. Ltd.	3,531,933	8,322,033
China Airlines Ltd.	16,832,347	5,048,701
China Development Financial Holding Corp.	89,170,848	22,213,677
China Life Insurance Co. Ltd./Taiwan	23,029,822	24,566,685
China Steel Corp.[c]	78,263,313	61,386,842
Chunghwa Telecom Co. Ltd.	25,196,410	84,981,460
Compal Electronics Inc.	27,770,908	15,814,074
CTBC Financial Holding Co. Ltd.	117,022,772	64,251,828
Delta Electronics Inc.	12,998,000	65,248,957
E.Sun Financial Holding Co. Ltd.	52,067,458	30,221,441
Eclat Textile Co. Ltd.[c]	1,269,360	13,142,434
EVA Airways Corp.	13,292,878	6,526,952
Evergreen Marine Corp. Taiwan Ltd.[a]	11,302,808	4,273,173
Far Eastern New Century Corp.	21,159,038	15,600,583
Far EasTone Telecommunications Co. Ltd.	10,670,000	24,705,738

106

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Feng TAY Enterprise Co. Ltd.[c]	2,238,529	$8,392,816
First Financial Holding Co. Ltd.	63,101,588	33,260,336
Formosa Chemicals & Fibre Corp.[c]	21,450,090	67,231,324
Formosa Petrochemical Corp.	7,735,000	26,088,304
Formosa Plastics Corp.	27,417,280	78,106,517
Formosa Taffeta Co. Ltd.	5,119,000	4,786,063
Foxconn Technology Co. Ltd.	6,357,637	16,675,508
Fubon Financial Holding Co. Ltd.	44,342,969	68,796,782
Giant Manufacturing Co. Ltd.[c]	1,902,203	11,339,333
Highwealth Construction Corp.	5,433,170	8,148,136
Hiwin Technologies Corp.[c]	1,393,972	5,794,914
Hon Hai Precision Industry Co. Ltd.	103,187,592	265,471,796
Hotai Motor Co. Ltd.	1,654,000	19,018,950
HTC Corp.[a,c]	4,443,708	11,753,038
Hua Nan Financial Holdings Co. Ltd.	49,435,958	25,126,675
Innolux Corp.[c]	59,355,002	20,484,580
Inotera Memories Inc.[a]	17,577,000	16,433,803
Inventec Corp.	16,919,281	11,439,479
Largan Precision Co. Ltd.[c]	673,000	77,914,536
Lite-On Technology Corp.	14,309,246	22,581,968
MediaTek Inc.	9,897,338	68,781,112
Mega Financial Holding Co. Ltd.	71,932,162	51,343,039
Merida Industry Co. Ltd.[c]	1,470,500	6,436,004
Micro-Star International Co. Ltd.	4,312,000	11,499,388
Nan Ya Plastics Corp.	31,538,160	66,395,085
Nanya Technology Corp.[c]	4,549,000	6,351,159
Nien Made Enterprise Co. Ltd.	1,040,000	11,648,731
Novatek Microelectronics Corp.[c]	3,828,000	12,730,775
OBI Pharma Inc.[a,c]	758,000	6,682,710
Pegatron Corp.	12,919,414	30,765,335
Phison Electronics Corp.	1,000,535	7,643,782
Pou Chen Corp.	14,688,220	18,364,307
Powertech Technology Inc.	4,552,300	11,697,467
President Chain Store Corp.	3,854,000	28,959,715
Quanta Computer Inc.	18,053,000	33,644,407
Realtek Semiconductor Corp.	3,130,637	9,724,000
Ruentex Development Co. Ltd.[a,c]	5,482,025	6,553,043
Ruentex Industries Ltd.[c]	3,653,598	6,705,848
Shin Kong Financial Holding Co. Ltd.[a,c]	53,820,865	13,880,322
Siliconware Precision Industries Co. Ltd.	14,462,509	21,893,642

Security	Shares	Value
SinoPac Financial Holdings Co. Ltd.	66,180,021	$18,894,933
Standard Foods Corp.	2,698,438	6,400,462
Synnex Technology International Corp.[c]	9,368,834	9,582,530
TaiMed Biologics Inc.[a,c]	1,102,000	6,171,587
Taishin Financial Holding Co. Ltd.	56,137,144	20,606,927
Taiwan Business Bank	27,447,556	6,949,511
Taiwan Cement Corp.	22,151,296	25,610,242
Taiwan Cooperative Financial Holding Co. Ltd.	51,469,219	22,688,248
Taiwan Fertilizer Co. Ltd.	4,809,000	6,118,186
Taiwan Mobile Co. Ltd.	11,174,600	37,689,251
Taiwan Semiconductor Manufacturing Co. Ltd.	164,006,000	941,646,472
Teco Electric and Machinery Co. Ltd.	12,622,000	10,553,644
Transcend Information Inc.	1,314,000	3,603,163
Uni-President Enterprises Corp.	32,151,839	54,976,790
United Microelectronics Corp.[c]	78,912,000	27,853,042
Vanguard International Semiconductor Corp.[c]	6,143,000	11,583,293
Wistron Corp.	16,652,146	11,911,930
WPG Holdings Ltd.[c]	9,827,532	12,163,779
Yuanta Financial Holding Co. Ltd.	63,789,635	23,115,812
Yulon Motor Co. Ltd.	5,514,000	4,783,425
Zhen Ding Technology Holding Ltd.	2,699,075	5,428,127

		3,261,855,669
THAILAND — 2.27%
Advanced Info Service PCL NVDR	6,910,900	27,988,762
Airports of Thailand PCL NVDR[c]	2,824,600	31,824,695
Bangkok Bank PCL Foreign	1,691,600	7,490,935
Bangkok Dusit Medical Services PCL NVDR	25,831,400	16,868,836
Bangkok Expressway & Metro PCL	46,327,900	10,062,956
Banpu PCL NVDR[c]	10,358,400	5,428,946
BEC World PCL NVDR[c]	6,978,800	3,618,543
Berli Jucker PCL	7,614,000	11,203,492
BTS Group Holdings PCL NVDR	36,502,400	8,900,654

107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
Bumrungrad Hospital PCL NVDR	2,415,100	$12,996,236
Central Pattana PCL NVDR	9,396,200	14,879,281
Charoen Pokphand Foods PCL NVDR	18,367,700	14,800,414
CP ALL PCL NVDR	33,040,700	55,794,004
Delta Electronics Thailand PCL NVDR[c]	3,304,000	7,014,616
Electricity Generating PCL NVDR	799,300	4,458,042
Energy Absolute PCL NVDR[c]	7,155,100	5,915,875
Glow Energy PCL NVDR	3,627,100	8,030,967
Home Product Center PCL NVDR	26,251,114	7,578,202
Indorama Ventures PCL NVDR	9,818,080	9,080,750
IRPC PCL NVDR	69,119,300	9,376,180
Kasikornbank PCL Foreign	7,831,400	37,313,808
Kasikornbank PCL NVDR[c]	3,711,800	17,633,378
KCE Electronics PCL NVDR	1,436,300	4,850,801
Krung Thai Bank PCL NVDR	23,824,500	11,752,160
Minor International PCL NVDR[c]	14,339,820	15,071,491
PTT Exploration & Production PCL NVDR	9,171,839	21,207,604
PTT Global Chemical PCL NVDR	13,857,730	24,274,671
PTT PCL NVDR	6,675,000	65,291,694
Robinson Department Store PCL NVDR	3,288,000	6,082,148
Siam Cement PCL (The) Foreign	2,085,700	27,825,311
Siam Cement PCL (The) NVDR	602,100	8,032,612
Siam Commercial Bank PCL (The) NVDR[c]	11,740,600	48,206,895
Thai Oil PCL NVDR	5,638,200	11,693,740
Thai Union Group PCL NVDR	12,527,700	7,268,134
TMB Bank PCL NVDR	90,129,600	5,102,700
True Corp. PCL NVDR[c]	66,721,701	13,370,708

		598,290,241
TURKEY — 1.02%
Akbank TAS	14,814,534	32,620,664
Anadolu Efes Biracilik ve Malt Sanayii AS	1,362,720	7,165,726
Arcelik AS	1,579,124	9,229,365
BIM Birlesik Magazalar AS	1,421,191	19,978,245
Coca-Cola Icecek AS	496,109	4,748,687
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,787,196	10,777,822
Enka Insaat ve Sanayi AS	1	1
Eregli Demir ve Celik Fabrikalari TAS	9,287,350	12,757,646

Security	Shares	Value
Ford Otomotiv Sanayi AS	476,280	$4,008,820
Haci Omer Sabanci Holding AS	6,183,772	15,798,484
KOC Holding AS	4,217,444	15,313,573
Petkim Petrokimya Holding AS	4,464,694	4,752,722
TAV Havalimanlari Holding AS	1,093,351	4,123,025
Tofas Turk Otomobil Fabrikasi AS	830,504	5,193,072
Tupras Turkiye Petrol Rafinerileri AS	832,439	16,630,329
Turk Hava Yollari AOa,c	3,562,826	4,998,015
Turk Telekomunikasyon ASc	2,990,209	4,822,636
Turkcell Iletisim Hizmetleri ASa	5,843,521	15,389,347
Turkiye Garanti Bankasi AS	15,262,089	32,448,853
Turkiye Halk Bankasi AS	4,174,554	10,701,799
Turkiye Is Bankasi Class C	10,663,681	14,990,359
Turkiye Sise ve Cam Fabrikalari AS	4,882,792	4,727,855
Turkiye Vakiflar Bankasi Tao Class D	5,131,910	6,241,269
Ulker Biskuvi Sanayi AS	1,028,407	5,173,828
Yapi ve Kredi Bankasi ASa,c	5,897,520	5,366,386

		267,958,528
UNITED ARAB EMIRATES — 0.83%
Abu Dhabi Commercial Bank PJSC	13,263,060	22,388,873
Aldar Properties PJSC	21,154,195	14,283,841
Arabtec Holding PJSC[a]	6,650,618	2,353,977
DP World Ltd.	1,113,368	17,290,605
Dubai Islamic Bank PJSC	8,415,107	12,005,707
DXB Entertainments PJSC[a]	16,768,424	6,711,296
Emaar Malls PJSC	12,934,418	9,156,237
Emaar Properties PJSC	23,587,215	43,798,360
Emirates Telecommunications Group Co. PJSC	11,724,153	59,532,911
First Gulf Bank PJSC	6,034,512	19,058,861
National Bank of Abu Dhabi PJSC	4,640,570	11,876,706

		218,457,374

TOTAL COMMON STOCKS
(Cost: $26,126,891,383)		25,126,969,838

108

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Security	Shares	Value
PREFERRED STOCKS — 4.29%

BRAZIL — 3.13%
Banco Bradesco SA	18,463,349	$162,390,135
Braskem SA Class A	1,042,500	8,475,610
Centrais Eletricas Brasileiras SA Class B	1,630,937	13,659,851
Cia. Brasileira de Distribuicao	1,058,086	17,079,526
Cia. Energetica de Minas Gerais	5,038,202	11,766,976
Cia. Paranaense de Energia Class B	700,975	5,999,476
Gerdau SA	6,116,085	24,500,503
Itau Unibanco Holding SA	21,520,854	225,356,582
Itausa-Investimentos Itau SA	25,841,930	65,779,458
Lojas Americanas SA	3,927,624	19,019,802
Petroleo Brasileiro SA	26,019,827	123,079,743
Suzano Papel e Celulose SA Class A	2,674,500	10,160,332
Telefonica Brasil SA	2,961,867	39,544,099
Vale SA	12,805,851	96,730,079

		823,542,172
CHILE — 0.09%
Embotelladora Andina SA Class B	1,732,336	6,491,273
Sociedad Quimica y Minera de Chile SA Series B	653,310	18,650,469

		25,141,742
COLOMBIA — 0.15%
Bancolombia SA	2,995,054	25,480,938
Grupo Aval Acciones y Valores SA	21,318,193	8,126,691
Grupo de Inversiones Suramericana SA	557,606	6,269,285

		39,876,914
RUSSIA — 0.18%
Surgutneftegas OJSC	46,486,200	22,712,189
Transneft PJSC	9,251	25,292,514

		48,004,703
SOUTH KOREA — 0.74%
AmorePacific Corp.	60,413	10,051,177
Hyundai Motor Co.	153,040	12,541,150
Hyundai Motor Co. Series 2	253,326	21,517,704
LG Chem Ltd.	51,664	7,269,773
LG Household & Health Care Ltd.	13,109	5,589,869
Samsung Electronics Co. Ltd.	118,088	136,972,181

Security	Shares	Value
		$193,941,854

TOTAL PREFERRED STOCKS
(Cost: $995,784,682)		1,130,507,385

RIGHTS — 0.00%

CHILE — 0.00%
LATAM Airlines Group SAa	228,750	3,399

		3,399
INDONESIA — 0.00%
Jasa Marga Persero Tbk PTa	913,695	16,855

		16,855

TOTAL RIGHTS
(Cost: $0)		20,254

SHORT-TERM INVESTMENTS — 5.60%

MONEY MARKET FUNDS — 5.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	1,461,072,586	1,461,510,907
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[e,f]	13,812,000	13,812,000

		1,475,322,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,474,928,946)		1,475,322,907

TOTAL INVESTMENTS IN SECURITIES — 105.27%
(Cost: $28,597,605,011)[h]		27,732,820,384
Other Assets, Less Liabilities — (5.27)%		(1,389,335,011)

NET ASSETS — 100.00%		$26,343,485,373

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $30,042,222,076. Net unrealized depreciation was $2,309,401,692, of which $3,647,048,845 represented gross unrealized appreciation on securities and $5,956,450,537 represented gross unrealized depreciation on securities.

109

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets E-Mini	1,834	Dec. 2016	ICE Futures U.S.	$78,385,667	$79,137,100	$751,433

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,273,222	PHP	63,360,000	SSB	12/05/2016	$320
USD	494,998	PHP	24,640,000	SSB	12/05/2016	(20)

				Net unrealized appreciation		$300

Counterparties:

SSB — State Street Bank London

Currency abbreviations:

PHP — Philippines Peso

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$25,099,965,337	$26,994,038	$10,463	$25,126,969,838
Preferred stocks	1,130,507,385	—	—	1,130,507,385
Rights	3,399	16,855	—	20,254
Money market funds	1,475,322,907	—	—	1,475,322,907

Total	$27,705,799,028	$27,010,893	$10,463	$27,732,820,384

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$320	$—	$320
Futures contracts	751,433	—	—	751,433
Liabilities:
Forward currency contracts	—	(20)	—	(20)

Total	$751,433	$300	$—	$751,733

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

110

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.57%

BRAZIL — 2.95%
Aliansce Shopping Centers SA	28,500	$124,616
Alupar Investimento SA Units	24,608	119,457
Arezzo Industria e Comercio SA	12,600	102,439
B2W Cia. Digital[a]	33,500	112,211
BR Properties SA	22,941	53,580
Cia. de Saneamento de Minas Gerais-COPASA	15,800	159,238
Cia. Hering	33,600	166,783
Cyrela Brazil Realty SA Empreendimentos e Participacoes	59,800	164,947
EcoRodovias Infraestrutura e Logistica SA	58,400	136,396
Estacio Participacoes SA	60,400	299,634
Even Construtora e Incorporadora SA	77,900	91,661
EZ TEC Empreendimentos e Participacoes SA	16,544	72,143
Fleury SA	20,100	232,108
Gafisa SA	127,900	79,028
Iguatemi Empresa de Shopping Centers SA	20,300	163,840
Iochpe Maxion SA	19,400	75,822
Light SA	22,300	98,760
Linx SA	23,800	124,189
Mahle-Metal Leve SA	13,900	84,571
Marfrig Global Foods SAa	63,900	122,983
Minerva SAa	30,600	110,820
MRV Engenharia e Participacoes SA	66,800	228,295
Multiplus SA	12,500	129,047
Santos Brasil Participacoes SA	100,500	80,519
Sao Martinho SA	13,500	214,962
SLC Agricola SA	22,800	98,547
Smiles SA	15,100	213,610
TOTVS SA	26,200	166,611
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	21,000	158,874
Via Varejo SA	28,600	81,509

		4,067,200

Security	Shares	Value
CHILE — 1.22%
CAP SA	12,376	$90,340
Cia. Sud Americana de Vapores SAa	3,955,281	91,088
Engie Energia Chile SA	128,018	205,612
Inversiones Aguas Metropolitanas SA	119,442	203,427
Inversiones La Construccion SA	7,475	92,525
Parque Arauco SA	154,140	353,030
Ripley Corp. SA	194,236	115,656
SalfaCorp SA	205,639	153,072
SONDA SA	109,624	212,065
Vina Concha y Toro SA	99,979	160,059

		1,676,874
CHINA — 23.68%
21Vianet Group Inc. ADR[a,b]	16,789	131,794
361 Degrees International Ltd.	252,000	100,389
500.com Ltd. ADR[a,b]	6,308	87,681
51job Inc. ADR[a]	5,366	189,795
Agile Property Holdings Ltd.	442,000	247,308
AGTech Holdings Ltd.[a,b]	656,000	126,859
Ajisen China Holdings Ltd.	237,000	99,302
Anhui Expressway Co. Ltd. Class H	114,000	93,473
Anton Oilfield Services Group/Hong Kong[a,b]	596,000	79,911
Anxin-China Holdings Ltd.[a]	1,084,000	30,088
APT Satellite Holdings Ltd.	127,000	68,931
Asia Cement China Holdings Corp.	430,000	104,220
AVIC International Holding HK Ltd.[a,b]	1,230,000	82,458
Baozun Inc. ADR[a,b]	5,574	84,112
Beijing Capital Land Ltd. Class H	248,000	96,877
Beijing Enterprises Medical & Health Group Ltd.[a]	1,500,000	80,254
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	109,000	150,642
BEP International Holdings Ltd.	2,960,000	217,517
Best Pacific International Holdings Ltd.	92,000	75,316
Biostime International Holdings Ltd.[a,b]	48,500	158,506
Bitauto Holdings Ltd. ADR[a,b]	6,570	148,153

111

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Boshiwa International Holding Ltd.[a,b]	32,000	$307
Bosideng International Holdings Ltd.	1,152,000	108,418
BYD Electronic International Co. Ltd.	170,500	151,670
C C Land Holdings Ltd.	502,000	140,439
C.banner International Holdings Ltd.[a]	400,000	104,169
Capital Environment Holdings Ltd.[a]	2,586,000	103,351
Carnival Group International Holdings Ltd.[a,b]	1,272,000	154,149
Central China Securities Co. Ltd. Class H	276,000	162,967
CGN Meiya Power Holdings Co. Ltd.[a,c]	468,000	73,609
Chaowei Power Holdings Ltd.	158,000	144,624
Cheetah Mobile Inc. ADR[a,b]	6,663	67,696
Chiho-Tiande Group Ltd.[a,b]	112,000	82,304
China Aerospace International Holdings Ltd.	918,000	119,534
China Agri-Industries Holdings Ltd.[a]	508,000	204,336
China All Access Holdings Ltd.[b]	348,000	113,059
China Animal Healthcare Ltd.[a,b]	126,000	5,042
China Animation Characters Co. Ltd.[b]	147,000	60,076
China Beidahuang Industry Group Holdings Ltd.[a]	1,004,000	58,894
China BlueChemical Ltd. Class H	468,000	107,397
China Chengtong Development Group Ltd.[a,b]	992,000	89,523
China Datang Corp. Renewable Power Co. Ltd. Class Ha	983,000	92,513
China Dongxiang Group Co. Ltd.	1,091,000	218,013
China Electronics Corp. Holdings Co. Ltd.[b]	358,000	85,385
China Electronics Optics Valley Union Holding Co Ltd.[b]	840,000	86,635
China Fangda Group Co. Ltd. Class B	122,400	112,196
China First Capital Group Ltd.[a]	120,000	188,122
China Foods Ltd.	234,000	101,967

Security	Shares	Value
China Harmony New Energy Auto Holding Ltd.	190,500	$76,135
China High Speed Transmission Equipment Group Co. Ltd.	104,000	139,173
China Huiyuan Juice Group Ltd.[a]	192,000	73,764
China Innovationpay Group Ltd.[a,b]	1,192,000	96,815
China Lesso Group Holdings Ltd.[b]	291,000	210,466
China Lilang Ltd.	181,000	106,407
China Logistics Property Holdings Co. Ltd.[a]	384,000	181,192
China LotSynergy Holdings Ltd.[a,b]	2,640,000	97,001
China Lumena New Materials Corp.[a,b]	210,000	1,971
China Maple Leaf Educational Systems Ltd.[b]	158,000	100,218
China Merchants Land Ltd.	454,000	74,334
China Metal Recycling Holdings Ltd.[a]	12,000	—
China Modern Dairy Holdings Ltd.[a,b]	637,000	169,174
China NT Pharma Group Co.Ltd.[b]	440,500	100,518
China Ocean Industry Group Ltd.[a,b]	3,565,000	109,386
China Oil & Gas Group Ltd.[a]	1,730,000	133,821
China Overseas Grand Oceans Group Ltd.[a]	394,000	146,798
China Overseas Property Holdings Ltd.[b]	345,000	64,493
China Power New Energy Development Co. Ltd.	129,000	76,336
China Regenerative Medicine International Ltd.[a,b]	3,265,000	113,651
China SCE Property Holdings Ltd.[a]	363,000	120,272
China Shanshui Cement Group Ltd.[a,b]	253,000	16,309
China Shengmu Organic Milk Ltd.[a,b,c]	451,000	133,149
China Shineway Pharmaceutical Group Ltd.	188,000	201,169
China Singyes Solar Technologies Holdings Ltd.	187,000	89,924
China Suntien Green Energy Corp. Ltd. Class H	728,000	97,609

112

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
China Traditional Chinese Medicine Holdings Co. Ltd.[b]	470,000	$235,101
China Travel International Investment Hong Kong Ltd.[b]	608,000	177,932
China Water Affairs Group Ltd.	242,000	173,155
China Water Industry Group Ltd.[a,b]	824,000	138,101
China Yurun Food Group Ltd.[a]	433,000	68,104
China ZhengTong Auto Services Holdings Ltd.[b]	282,500	84,495
Chinasoft International Ltd.[a,b]	448,000	223,519
Chongqing Machinery & Electric Co. Ltd. Class H	1,156,000	140,091
CIFI Holdings Group Co. Ltd.	754,000	223,576
CIMC Enric Holdings Ltd.	214,000	95,183
CITIC Resources Holdings Ltd.[a,b]	828,000	109,950
Citychamp Watch & Jewellery Group Ltd.	388,000	95,541
Cogobuy Group[a,b,c]	141,000	214,500
Colour Life Services Group Co. Ltd.	138,000	99,631
Comba Telecom Systems Holdings Ltd.	682,894	125,017
Concord New Energy Group Ltd.	1,890,000	98,683
Coolpad Group Ltd.[a]	816,000	89,420
COSCO International Holdings Ltd.[b]	314,000	153,829
Cosmo Lady China Holdings Co. Ltd.[b,c]	210,000	81,221
Credit China FinTech Holdings Ltd.[a,b]	2,360,000	255,574
Crown International Corp Ltd.[a]	304,000	67,802
CT Environmental Group Ltd.[b]	580,000	139,828
Dah Chong Hong Holdings Ltd.[b]	257,000	102,712
Dawnrays Pharmaceutical Holdings Ltd.	188,000	114,885
Dazhong Transportation Group Co. Ltd. Class B	198,100	141,245
Digital China Holdings Ltd.[b]	250,000	198,539
Dongyue Group Ltd.[a]	395,000	59,301
eHi Car Services Ltd. ADR[a,b]	9,871	99,796
Fang Holdings Ltd. ADR[a]	60,175	176,313
Fantasia Holdings Group Co. Ltd.	1,071,000	144,979
FDG Electric Vehicles Ltd.[a,b]	3,090,000	151,380

Security	Shares	Value
First Tractor Co. Ltd. Class H	148,000	$86,434
Fu Shou Yuan International Group Ltd.[b]	247,000	156,034
Fufeng Group Ltd.	300,400	137,485
Fullshare Holdings Ltd.	617,500	328,786
Glorious Property Holdings Ltd.[a]	769,000	115,995
Golden Eagle Retail Group Ltd.[b]	136,000	195,321
Golden Meditech Holdings Ltd.[a]	936,000	120,671
Greatview Aseptic Packaging Co. Ltd.	317,000	168,377
Greenland Hong Kong Holdings Ltd.[a]	255,000	68,380
Greentown China Holdings Ltd.[a,b]	154,000	126,668
Guorui Properties Ltd.[b]	317,000	105,440
Haichang Ocean Park Holdings Ltd.[a,c]	507,000	124,190
Hangzhou Steam Turbine Co. Ltd. Class Ba	78,980	87,160
Harbin Electric Co. Ltd. Class H	198,000	93,937
HC International Inc.[a,b]	152,000	110,718
Hengdeli Holdings Ltd.[a]	757,600	86,927
Hi Sun Technology China Ltd.[a,b]	648,000	103,591
Hilong Holding Ltd.	248,000	66,823
Hisense Kelon Electrical Holdings Co. Ltd. Class H	109,000	95,135
Hopewell Highway Infrastructure Ltd.	361,000	185,232
Hopson Development Holdings Ltd.	166,000	151,947
Hua Han Health Industry Holdings Ltd. Class H	1,112,400	76,009
Hua Hong Semiconductor Ltd.[c]	105,000	121,154
Huabao International Holdings Ltd.[a]	501,000	211,854
Huadian Fuxin Energy Corp. Ltd. Class H	586,000	132,209
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	47,700	87,816
Huanxi Media Group Ltd.	240,000	89,420
Huayi Tencent Entertainment Co. Ltd.[a,b]	1,440,000	96,537
Hutchison China Meditech Ltd.[a,b]	4,677	128,410
Hybrid Kinetic Group Ltd.[a]	4,820,000	109,988
IGG Inc.	209,000	164,632

113

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
iKang Healthcare Group Inc. ADR[a,b]	13,285	$203,792
IMAX China Holding Inc.[a,b,c]	27,500	133,128
Inner Mongolia Yitai Coal Co. Ltd. Class B	259,000	246,568
Intime Retail Group Co. Ltd.[b]	370,500	304,744
JA Solar Holdings Co. Ltd. ADR[a,b]	13,966	75,975
JinkoSolar Holding Co. Ltd.[a,b]	6,173	87,286
Ju Teng International Holdings Ltd.	276,000	93,937
Jumei International Holding Ltd. ADR[a]	16,676	77,877
K Wah International Holdings Ltd.	352,000	181,068
Kama Co. Ltd.[a]	78,600	87,325
Kingboard Chemical Holdings Ltd.	161,500	452,853
Kingboard Laminates Holdings Ltd.	214,500	189,981
Kingdee International Software Group Co. Ltd.[a]	452,000	195,796
Kong Sun Holdings Ltd.[a]	1,075,000	45,943
KongZhong Corp. ADR[a]	14,062	93,653
Konka Group Co. Ltd. Class Ba	188,900	70,868
KuangChi Science Ltd.[a]	367,000	133,426
KWG Property Holding Ltd.	291,000	163,571
Lao Feng Xiang Co. Ltd. Class B	51,400	178,050
Launch Tech Co. Ltd.[a]	64,000	68,813
Lee & Man Paper Manufacturing Ltd.	364,000	279,688
Leyou Technologies Holdings Ltd.[a,b]	610,000	121,109
Li Ning Co. Ltd.[a]	335,000	246,608
Lifetech Scientific Corp.[a,b]	492,000	126,225
Livzon Pharmaceutical Group Inc. Class H	20,900	134,588
Logan Property Holdings Co. Ltd.[b]	302,000	123,811
Lonking Holdings Ltd.	739,000	146,721
Luthai Textile Co. Ltd. Class B	109,100	137,700
Luye Pharma Group Ltd.	276,000	185,028
Minth Group Ltd.	156,000	510,839
MMG Ltd.[a,b]	364,000	102,302
Nan Hai Corp. Ltd.[a]	3,550,000	130,436
National Agricultural Holdings Ltd.[a,b]	306,000	66,276
NetDragon Websoft Holdings Ltd.[b]	41,000	129,502

Security	Shares	Value
New Silkroad Culturaltainment Ltd.[a]	460,000	$88,363
New World Department Store China Ltd.[a]	554,000	77,136
Nexteer Automotive Group Ltd.	208,000	260,649
Noah Holdings Ltd. ADR[a,b]	5,965	146,679
North Mining Shares Co. Ltd.[a,b]	3,170,000	68,250
NQ Mobile Inc. ADR[a]	20,574	77,152
PAX Global Technology Ltd.[b]	203,000	136,090
Peace Map Holding Ltd.[a]	200,000	4,151
Phoenix Healthcare Group Co. Ltd.[b]	135,500	212,422
Phoenix Satellite Television Holdings Ltd.	732,000	143,443
Poly Property Group Co. Ltd.[a,b]	484,000	151,003
Pou Sheng International Holdings Ltd.[b]	518,000	158,272
Qingdao Port International Co. Ltd.[c]	243,000	134,397
Renhe Commercial Holdings Co. Ltd.[a]	4,074,000	105,045
Seaspan Corp.	11,741	105,317
Shandong Airlines Co. Ltd. Class B	39,500	88,506
Shandong Chenming Paper Holdings Ltd. Class B	188,900	183,137
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	52,000	70,123
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	105,700	82,307
Shang Gong Group Co. Ltd. Class Ba	87,900	99,327
Shanghai Baosight Software Co. Ltd. Class B	53,800	92,805
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	840,000	68,225
Shanghai Haixin Group Co. Class B	104,700	91,403
Shanghai Huili Building Materials Co. Ltd.[a]	28,800	49,392
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	342,000	95,237
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	54,300	82,264

114

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Shanghai Jinjiang International Travel Co. Ltd. Class B	22,100	$81,129
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	57,700	64,335
Shanghai Potevio Co. Ltd. Class Ba	37,800	54,923
Shanghai Shibei Hi-Tech Co. Ltd. Class B	71,400	79,968
Shanghai Zhongyida Co. Ltd.[a]	88,300	47,240
Shenguan Holdings Group Ltd.	1,152,000	98,022
Shenzhen Expressway Co. Ltd. Class H	190,000	182,489
Shenzhen International Holdings Ltd.	248,000	365,127
Shenzhen Investment Ltd.	694,000	302,414
Shougang Concord International Enterprises Co. Ltd.[a,b]	2,848,000	100,971
Shougang Fushan Resources Group Ltd.[b]	636,000	136,930
Sihuan Pharmaceutical Holdings Group Ltd.[b]	1,119,000	302,953
Sino Oil And Gas Holdings Ltd.[a]	4,050,000	97,639
Sinolink Worldwide Holdings Ltd.[a]	780,000	92,514
Sinopec Kantons Holdings Ltd.	246,000	110,050
Sinosoft Technology Group Ltd.[b]	172,800	81,091
Sinotrans Shipping Ltd.[a,b]	559,000	121,073
Sinotruk Hong Kong Ltd.	177,500	123,343
Skyworth Digital Holdings Ltd.[b]	442,000	277,509
SMI Holdings Group Ltd.[b]	1,416,000	135,089
Sohu.com Inc.[a]	7,350	254,530
SSY Group Ltd.	605,970	203,900
Superb Summit International Group Ltd.[a,b]	238,250	2,236
Tarena International Inc. ADR	10,663	179,032
TCL Multimedia Technology Holdings Ltd.[a,b]	144,000	70,546
Technovator International Ltd.[b]	232,000	95,113
Texhong Textile Group Ltd.	70,500	106,159
Tian Ge Interactive Holdings Ltd.[b,c]	97,000	73,407
Tianjin Development Holdings Ltd.	248,000	131,407
Tianjin Port Development Holdings Ltd.	736,000	116,710

Security	Shares	Value
Tianjin TEDA Biomedical Engineering Co. Ltd.[a]	45,000	$4,351
Tianneng Power International Ltd.	176,000	157,016
Tibet Water Resources Ltd.[b]	479,000	191,436
Tong Ren Tang Technologies Co. Ltd. Class H	157,000	299,157
Tongda Group Holdings Ltd.	790,000	232,214
Towngas China Co. Ltd.[b]	281,000	145,632
Tuniu Corp. ADR[a,b]	9,478	86,060
United Photovoltaics Group Ltd.[a,b]	1,290,000	109,764
Vinda International Holdings Ltd.	69,000	131,121
Viva China Holdings Ltd.[a,b]	776,000	71,031
Wasion Group Holdings Ltd.[b]	136,000	85,738
Weiqiao Textile Co. Class H	119,000	77,169
West China Cement Ltd.[a]	814,000	82,904
Wisdom Sports Group[a]	218,000	75,321
Xiamen International Port Co. Ltd. Class H	520,000	106,592
Xingda International Holdings Ltd.	320,000	129,953
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	462,000	70,283
Xinyi Solar Holdings Ltd.[b]	630,000	215,235
Xinyuan Real Estate Co. Ltd. ADR	13,239	73,212
XTEP International Holdings Ltd.[b]	209,000	93,767
Yanchang Petroleum International Ltd.[a,b]	2,150,000	61,534
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	44,000	84,861
Yingde Gases Group Co. Ltd.	294,000	115,983
Yip’s Chemical Holdings Ltd.[b]	296,000	129,747
Yuexiu Property Co. Ltd.	602,000	89,252
Yuexiu REIT	467,000	261,296
Yuexiu Transport Infrastructure Ltd.[b]	250,000	170,177
Yuxing InfoTech Investment Holdings Ltd.[a,b]	244,000	57,881
Zhaojin Mining Industry Co. Ltd. Class H	235,000	213,894
Zhonglu Co. Ltd. Class B	27,100	55,067
Zhongsheng Group Holdings Ltd.	165,000	153,159

		32,647,987
COLOMBIA — 0.27%
Almacenes Exito SA	39,213	183,486
Cemex Latam Holdings SAa	51,227	186,063

		369,549

115

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
CZECH REPUBLIC — 0.10%
Philip Morris CR AS	290	$143,544

		143,544
EGYPT — 0.27%
Egyptian Financial Group-Hermes Holding Co.[a]	96,854	108,978
Medinet Nasr Housing[a]	76,646	81,713
Orascom Telecom Media And Technology Holding SAE GDR[a]	135,576	51,519
Palm Hills Developments SAE	332,946	58,441
South Valley Cement[a]	224,687	70,661

		371,312
GREECE — 0.61%
Aegean Airlines SA	9,524	63,144
Grivalia Properties REIC AE	11,727	98,276
Hellenic Exchanges-Athens Stock Exchange SA	21,773	108,786
Intralot SA-Integrated Lottery Systems & Services[a]	10,466	11,991
Metka Industrial-Construction SA	14,238	108,746
Motor Oil Hellas Corinth Refineries SA	15,850	205,463
Mytilineos Holdings SAa	24,375	153,332
Public Power Corp. SAa	27,255	88,760

		838,498
HUNGARY — 0.14%
Magyar Telekom Telecommunications PLC	117,233	195,381

		195,381
INDIA — 11.69%
Adani Enterprises Ltd.	63,230	62,861
Aditya Birla Fashion and Retail Ltd.[a]	54,903	111,933
Aditya Birla Nuvo Ltd.	9,862	182,302
AIA Engineering Ltd.	11,841	230,899
Ajanta Pharma Ltd.	6,985	193,634
Alembic Pharmaceuticals Ltd.	16,135	156,025
Amara Raja Batteries Ltd.	12,252	168,085
Andhra Bank	110,191	83,470
Apollo Tyres Ltd.	72,501	202,201
Arvind Ltd.	37,297	198,094
Balkrishna Industries Ltd.	14,673	212,810
Bayer CropScience Ltd./India	4,039	241,326

Security	Shares	Value
Bharat Financial Inclusion Ltd.[a]	10,323	$111,526
Biocon Ltd.	15,668	209,856
Blue Dart Express Ltd.	2,263	157,250
Canara Bank Ltd.[a]	25,628	119,212
Ceat Ltd.	6,323	118,301
CESC Ltd.	23,561	201,812
Cox & Kings Ltd.	38,771	93,261
Credit Analysis & Research Ltd.	6,422	129,596
CRISIL Ltd.	6,746	220,369
Crompton Greaves Consumer Electricals Ltd.[a]	93,188	201,763
Crompton Greaves Ltd.[a]	139,100	157,087
Cyient Ltd.	23,806	172,696
Dalmia Bharat Ltd.	6,517	154,473
DCB Bank Ltd.[a]	55,804	91,106
Dewan Housing Finance Corp. Ltd.	45,511	170,544
Dish TV India Ltd.[a]	118,412	157,683
eClerx Services Ltd.	6,852	150,196
Edelweiss Financial Services Ltd.	92,432	137,266
EID Parry India Ltd.[a]	31,991	115,814
Exide Industries Ltd.	76,228	201,737
Federal Bank Ltd.	318,957	329,912
Finolex Cables Ltd.	28,575	173,269
Gateway Distriparks Ltd.	35,313	121,882
Gayatri Projects Ltd.	9,595	89,756
GE T&D India Ltd.	24,349	115,522
Gillette India Ltd.	3,101	199,219
GMR Infrastructure Ltd.[a]	616,972	108,163
Great Eastern Shipping Co. Ltd. (The)	32,388	171,832
Gujarat Fluorochemicals Ltd.	15,587	111,149
Gujarat Gas Ltd.	12,299	98,169
Gujarat Mineral Development Corp. Ltd.	71,685	111,326
Gujarat Pipavav Port Ltd.	51,620	105,278
Gujarat State Petronet Ltd.	64,127	146,993
Hexaware Technologies Ltd.	37,342	112,328
Housing Development & Infrastructure Ltd.[a]	101,758	92,096
IIFL Holdings Ltd.	43,692	168,739
India Cements Ltd. (The)	56,937	99,527
Indian Hotels Co. Ltd. (The)	121,244	180,585
Indraprastha Gas Ltd.	11,923	144,411

116

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Info Edge India Ltd.	18,461	$242,087
Ipca Laboratories Ltd.[a]	17,455	148,159
IRB Infrastructure Developers Ltd.	53,520	145,824
Jain Irrigation Systems Ltd.	100,970	132,539
Jaiprakash Associates Ltd.[a]	508,883	60,219
Jammu & Kashmir Bank Ltd. (The)	87,586	77,799
Jindal Steel & Power Ltd.[a]	92,443	95,348
Jubilant Foodworks Ltd.	11,111	149,404
Jubilant Life Sciences Ltd.	17,477	179,918
Just Dial Ltd.[a]	12,282	68,113
Kajaria Ceramics Ltd.	26,156	203,901
Kansai Nerolac Paints Ltd.	42,417	215,063
KPIT Technologies Ltd.	56,223	108,341
KRBL Ltd.	26,724	105,804
L&T Finance Holdings Ltd.	119,736	156,298
Mahanagar Gas Ltd.	10,311	115,863
Manappuram Finance Ltd.	130,294	146,571
Marksans Pharma Ltd.	90,098	58,377
Max Financial Services Ltd.	15,281	119,225
Max India Ltd.[a]	39,703	83,554
MindTree Ltd.	28,152	196,327
Mphasis Ltd.	20,408	157,050
Muthoot Finance Ltd.	27,727	122,718
Natco Pharma Ltd.	17,801	157,026
NCC Ltd./India	105,168	122,916
Oberoi Realty Ltd.	28,410	118,643
Page Industries Ltd.	1,530	298,478
PC Jeweller Ltd.	17,940	96,581
Persistent Systems Ltd.	14,532	129,368
PI Industries Ltd.	17,468	221,996
PTC India Ltd.	163,512	170,800
PVR Ltd.	9,750	163,701
Rajesh Exports Ltd.	23,234	158,160
RBL Bank Ltd.[a,c]	23,845	126,717
Redington India Ltd.	108,225	154,790
Reliance Capital Ltd.	28,353	181,988
Reliance Communications Ltd.[a]	217,862	120,152
Reliance Infrastructure Ltd.	27,878	195,556
Sadbhav Engineering Ltd.	31,302	125,782
Strides Shasun Ltd.	12,607	201,752
Sun Pharma Advanced Research Co. Ltd.[a]	24,761	115,686
Sun TV Network Ltd.	26,424	181,747

Security	Shares	Value
Sundaram Finance Ltd.	9,633	$179,800
Supreme Industries Ltd.	16,392	215,291
Suzlon Energy Ltd.[a]	634,695	137,233
Symphony Ltd.	5,981	106,615
Syndicate Bank[a]	63,488	62,376
Tata Global Beverages Ltd.	117,721	213,002
Thermax Ltd.	12,703	154,600
Torrent Power Ltd.	39,001	101,621
Tube Investments of India Ltd.	24,875	210,814
TVS Motor Co. Ltd.	38,470	210,253
Vakrangee Ltd.	30,071	121,406
Voltas Ltd.	35,991	166,076
WABCO India Ltd.	1,987	147,664
Welspun India Ltd.	76,557	77,900
Wockhardt Ltd.	8,856	90,735

		16,121,071
INDONESIA — 2.56%
Ace Hardware Indonesia Tbk PT	2,262,300	144,393
Agung Podomoro Land Tbk PTa	3,973,400	69,192
Alam Sutera Realty Tbk PTa	3,623,100	101,588
Aneka Tambang Persero Tbk PTa	2,079,000	148,801
Arwana Citramulia Tbk PT	1,948,500	82,670
Bank Bukopin Tbk	2,276,000	107,481
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	866,100	99,056
Bank Tabungan Negara Persero Tbk PT	1,210,623	147,392
Ciputra Development Tbk PT	2,626,563	261,639
Hanson International Tbk PTa	19,592,400	242,872
Indo Tambangraya Megah Tbk PT	104,500	123,372
Japfa Comfeed Indonesia Tbk PT	1,186,400	146,194
Kawasan Industri Jababeka Tbk PTa	6,680,394	141,963
Kresna Graha Investama PT Tbk[a]	3,234,500	115,036
Link Net Tbk PT	333,300	121,737
Mitra Adiperkasa Tbk PTa	256,800	99,953
Multipolar Tbk PTa	2,268,813	55,580
Pembangunan Perumahan Persero Tbk PT	825,200	258,779
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	798,700	106,965
PP Properti Tbk PT	1,221,700	130,261

117

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Ramayana Lestari Sentosa Tbk PT	1,196,400	$105,052
Semen Baturaja Persero TBK PT	601,700	114,990
Sugih Energy Tbk PTa	5,450,300	45,846
Surya Semesta Internusa Tbk PT	1,974,050	75,015
Tambang Batubara Bukit Asam Persero Tbk PT	169,700	147,756
Tiga Pilar Sejahtera Food Tbk[a]	595,500	82,168
Timah Persero Tbk PT	986,796	87,739
Wijaya Karya Persero Tbk PT	913,448	163,784

		3,527,274
MALAYSIA — 3.21%
Bumi Armada Bhd[a]	894,400	102,137
Bursa Malaysia Bhd	131,100	248,344
Cahya Mata Sarawak Bhd[b]	179,900	143,807
Carlsberg Brewery Malaysia Bhd	58,100	180,310
DRB-Hicom Bhd	273,600	59,119
Eastern & Oriental Bhd	351,481	118,052
IGB REIT	675,000	238,804
Inari Amertron Bhd	189,100	144,387
Karex Bhd[b]	183,100	98,807
Kossan Rubber Industries	98,100	146,733
KPJ Healthcare Bhd	257,150	241,834
Magnum Bhd	339,500	169,522
Mah Sing Group Bhd	393,457	118,055
Malaysia Building Society Bhd	385,200	77,627
Malaysian Pacific Industries Bhd	52,800	86,069
Malaysian Resources Corp. Bhd	280,400	82,249
Media Prima Bhd	457,300	111,611
My EG Services Bhd	407,400	205,251
OSK Holdings Bhd	345,587	118,394
POS Malaysia Bhd	132,100	112,400
Press Metal Bhd	289,840	108,382
QL Resources Bhd	219,000	218,215
Sunway Bhd	322,400	212,960
Sunway Construction Group Bhd	296,620	108,260
Sunway REIT	535,300	208,558
Supermax Corp. Bhd	141,000	68,827
TIME dotCom Bhd	97,100	172,414
Top Glove Corp. Bhd[b]	191,800	226,759
Unisem M Bhd	193,500	103,986
VS Industry Bhd	253,500	80,035
WCT Holdings Bhd	297,347	117,847

		4,429,755

Security	Shares	Value
MEXICO — 2.98%
Alsea SAB de CV	126,059	$371,912
Axtel SAB de CV CPO[a,b]	262,000	52,086
Banregio Grupo Financiero SAB de CV	52,400	281,779
Bolsa Mexicana de Valores SAB de CVb	97,000	129,017
Concentradora Fibra Hotelera Mexicana SA de CV	150,700	109,459
Consorcio ARA SAB de CV	302,000	101,933
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	155,900	230,737
Corp Inmobiliaria Vesta SAB de CV	137,900	166,039
Genomma Lab Internacional SAB de CV Series Ba	181,800	195,276
Grupo Aeromexico SAB de CVa,b	115,300	202,581
Grupo Aeroportuario del Centro Norte SAB de CV	58,800	278,282
Grupo Comercial Chedraui SA de CV	40,300	73,484
Grupo Financiero Interacciones SA de CV Series Ob	27,500	102,572
Grupo Herdez SAB de CVb	67,400	136,825
Industrias Bachoco SAB de CV Series B	46,000	181,102
Industrias CH SAB de CV Series Ba,b	35,900	202,467
La Comer SAB de CVa,b	115,800	89,936
Macquarie Mexico Real Estate Management SA de CV	202,900	204,362
Minera Frisco SAB de CV Series A1[a,b]	150,900	116,386
PLA Administradora Industrial S. de RL de CVb	161,100	223,010
Prologis Property Mexico SA de CVb	101,400	149,432
Qualitas Controladora SAB de CV	72,700	110,510
Telesites SAB de CVa	378,900	222,463
TV Azteca SAB de CV CPO[b]	400,300	61,397
Unifin Financiera SAB de CV SOFOM ENR[b]	48,000	116,011
Urbi Desarrollos Urbanos SAB de CVa	1	1

		4,109,059

118

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
PHILIPPINES — 1.12%
Bloomberry Resorts Corp.[a]	966,200	$123,957
Cebu Air Inc.	76,040	155,352
Cosco Capital Inc.	794,100	135,091
D&L Industries Inc.	723,000	164,285
DoubleDragon Properties Corp.[a]	175,410	155,199
Filinvest Land Inc.	4,863,000	169,173
First Gen Corp.	362,400	158,864
First Philippine Holdings Corp.	98,070	131,141
Manila Water Co. Inc.	366,500	219,620
Vista Land & Lifescapes Inc.	1,260,500	126,735

		1,539,417
POLAND — 0.97%
Asseco Poland SA	17,406	218,361
Budimex SA	3,033	148,537
CD Projekt SAa	15,692	178,592
Ciech SA	7,538	100,679
Enea SAa	57,800	128,228
Globe Trade Centre SAa	60,171	114,972
KRUK SA	3,957	193,506
Netia SA	63,690	71,407
PKP Cargo SAa	8,517	97,522
Warsaw Stock Exchange	10,268	91,020

		1,342,824
QATAR — 0.73%
Gulf International Services QSC	8,804	69,152
Qatar First Bank[a]	44,052	118,805
Qatar National Cement Co. QSC	7,286	164,081
Qatari Investors Group QSC	8,146	119,689
Salam International Investment Ltd. QSC	47,238	142,705
United Development Co. QSC	45,998	232,314
Vodafone Qatar QSC[a]	63,969	154,599

		1,001,345
RUSSIA — 0.79%
Acron JSC	3,061	162,353
Aeroflot PJSC[a]	133,056	280,226
DIXY Group OJSC[a]	31,580	139,378
LSR Group PJSC GDR[d]	59,677	178,733
M Video OJSC	28,320	160,381
Mechel PJSC[a]	15,943	95,020
TMK PJSC GDR[d]	17,038	77,267

		1,093,358

Security	Shares	Value
SOUTH AFRICA — 5.45%
Adcock Ingram Holdings Ltd.[b]	23,278	$77,172
Advtech Ltd.	121,544	155,112
Aeci Ltd.	28,509	201,019
African Rainbow Minerals Ltd.	24,554	188,012
Alexander Forbes Group Holdings Ltd.	244,891	111,915
Ascendis Health Ltd.[b]	70,065	120,736
Assore Ltd.	7,966	129,688
Astral Foods Ltd.	11,795	104,274
Attacq Ltd.[a]	111,128	130,648
AVI Ltd.	74,016	457,988
Barloworld Ltd.	47,327	360,834
Blue Label Telecoms Ltd.	111,947	151,883
Cashbuild Ltd.	5,201	138,755
City Lodge Hotels Ltd.	12,399	127,294
Clicks Group Ltd.	55,930	480,935
Clover Industries Ltd.	100,572	139,032
Curro Holdings Ltd.[a]	27,944	95,569
DataTec Ltd.	47,826	153,473
Emira Property Fund Ltd.	140,672	138,403
EOH Holdings Ltd.	27,267	320,779
Famous Brands Ltd.	16,166	181,446
Grindrod Ltd.	109,948	108,958
Harmony Gold Mining Co. Ltd.	97,456	219,352
Hosken Consolidated Investments Ltd.	14,852	136,912
JSE Ltd.	18,935	213,498
KAP Industrial Holdings Ltd.	351,084	190,232
Lewis Group Ltd.	23,143	62,204
Mpact Ltd.	56,314	127,232
Murray & Roberts Holdings Ltd.	120,897	96,968
Nampak Ltd.	141,135	159,083
Northam Platinum Ltd.[a]	81,159	239,029
Omnia Holdings Ltd.	14,887	171,941
PPC Ltd.	498,645	195,885
Raubex Group Ltd.	60,141	98,618
Reunert Ltd.	39,079	182,575
SA Corporate Real Estate Ltd.	480,842	188,549
Sun International Ltd./South Africa	26,637	152,420
Super Group Ltd./South Africa[a]	77,606	223,696
Tongaat Hulett Ltd.	24,006	222,513
Trencor Ltd.	44,896	100,763
Vukile Property Fund Ltd.	154,045	198,236

119

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Wilson Bayly Holmes-Ovcon Ltd.	13,150	$134,535
Zeder Investments Ltd.	272,670	131,803

		7,519,969
SOUTH KOREA — 16.88%
Able C&C Co. Ltd.	4,593	82,113
Advanced Process Systems Corp.[a,b]	5,653	116,295
AeroSpace Technology of Korea Inc.[a,b]	4,277	60,183
Agabang & Co.[a,b]	11,898	67,782
Ahnlab Inc.[b]	1,695	91,633
ALUKO Co. Ltd.	15,389	55,617
Amicogen Inc.[b]	2,083	83,210
Asiana Airlines Inc.[a]	27,410	110,550
ATGen Co. Ltd.[a,b]	2,157	59,596
Binex Co. Ltd.[a,b]	7,706	114,695
Binggrae Co. Ltd.	2,415	132,830
Bukwang Pharmaceutical Co. Ltd.	5,484	112,584
Caregen Co. Ltd.[b]	943	59,369
Cell Biotech Co. Ltd.	1,788	63,090
Celltrion Pharm Inc.[a,b]	3,734	71,387
Cellumed Co. Ltd.	44,144	73,633
Chabiotech Co. Ltd.[a]	12,479	129,695
Chong Kun Dang Pharmaceutical Corp.	1,453	123,419
CJ CGV Co. Ltd.[b]	3,447	179,567
CJ Freshway Corp.	2,111	72,320
CJ O Shopping Co. Ltd.	938	132,309
CMG Pharmaceutical Co. Ltd.[a,b]	25,601	53,652
Com2uSCorp.[a,b]	2,468	178,178
Cosmax Inc.[b]	1,748	155,504
COSON Co. Ltd.[a,b]	7,205	76,731
CrucialTec Co. Ltd.[a,b]	10,776	68,303
CrystalGenomics Inc.[a]	5,211	77,783
Dae Hwa Pharmaceutical Co. Ltd.[b]	3,370	75,526
Daesang Corp.	5,842	142,920
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	21,862	75,401
Daewoong Pharmaceutical Co. Ltd.	1,353	77,658
Daishin Securities Co. Ltd.	11,890	105,775
Daou Technology Inc.	7,375	118,601
Dawonsys Co. Ltd.[b]	6,660	64,375

Security	Shares	Value
DIO Corp.[a]	2,928	$101,687
Dong-A Socio Holdings Co. Ltd.	876	105,280
Dong-A ST Co. Ltd.	1,246	89,849
Dongbu HiTek Co. Ltd.[a]	8,952	119,074
Dongkuk Steel Mill Co. Ltd.[a]	13,919	115,610
Dongwon Development Co. Ltd.	31,443	114,712
Dongwon F&B Co. Ltd.	394	69,259
Doosan Infracore Co. Ltd.[a,b]	31,335	209,338
DoubleUGames Co. Ltd.[a]	3,123	84,817
DuzonBIzon Co. Ltd.[b]	5,613	108,030
Easy Bio Inc.[b]	18,337	93,328
Emerson Pacific Inc.[a,b]	2,271	69,642
EO Technics Co. Ltd.[b]	2,191	148,997
Fila Korea Ltd.	2,590	148,437
Finetex EnE Inc.[a,b]	11,065	60,102
Foosung Co. Ltd.[a]	14,147	85,677
G-SMATT GLOBAL Co. Ltd.[a,b]	4,292	86,828
G-treeBNT Co. Ltd.[a,b]	4,665	64,445
Gamevil Inc.[a,b]	1,959	89,483
GemVax & Kael Co. Ltd.[a,b]	8,575	89,854
Genexine Co. Ltd.[a,b]	2,333	85,513
GNCO Co. Ltd.[a]	15,549	79,670
Grand Korea Leisure Co. Ltd.	8,558	161,050
Green Cross Cell Corp.[a]	2,457	57,797
Green Cross Corp./South Korea	1,322	165,667
Green Cross Holdings Corp.	6,153	118,423
GS Home Shopping Inc.	1,008	148,305
Halla Holdings Corp.	2,611	142,493
Hana Tour Service Inc.[b]	2,346	136,660
Hanall Biopharma Co. Ltd.[a,b]	6,408	63,858
Handsome Co. Ltd.	4,334	136,799
Hanjin Heavy Industries & Construction Co. Ltd.[a]	22,506	63,626
Hanjin Kal Corp.[b]	10,660	162,310
Hanjin Transportation Co. Ltd.	3,034	71,759
Hankook Tire Worldwide Co. Ltd.	6,617	116,882
Hansae Co. Ltd.[b]	5,133	97,694
Hansol Chemical Co. Ltd.	2,334	174,094
Hansol Holdings Co. Ltd.[a]	24,167	118,246
Hansol Technics Co. Ltd.[a]	5,429	65,247
Hanwha Investment & Securities Co. Ltd.[a,b]	41,182	72,920
Hite Jinro Co. Ltd.	7,744	144,076
HLB Inc.[a,b]	7,384	97,270

120

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Homecast Co. Ltd.[a]	6,586	$125,630
HS Industries Co. Ltd.	9,440	74,693
Huchems Fine Chemical Corp.	7,465	148,783
Hugel Inc.[a]	620	147,065
Humedix Co. Ltd.[b]	2,305	65,066
Huons Co. Ltd.[a]	1,522	76,683
Huons Global Co. Ltd.	2,089	63,793
Hwa Shin Co. Ltd.	15,738	80,908
Hyundai Corp.	4,511	76,788
Hyundai Elevator Co. Ltd.[a]	3,401	168,152
Hyundai Greenfood Co. Ltd.	13,506	187,158
Hyundai Home Shopping Network Corp.	1,649	150,929
Hyundai Livart Furniture Co. Ltd.[b]	3,514	77,852
Hyundai Mipo Dockyard Co. Ltd.[a,b]	2,629	139,203
Hyundai Rotem Co. Ltd.[a]	6,816	109,320
Iljin Materials Co. Ltd.[a,b]	5,076	52,104
Ilyang Pharmaceutical Co. Ltd.[a,b]	3,517	108,604
InBody Co. Ltd.	4,342	96,010
Innocean Worldwide Inc.	2,550	135,674
Interojo Co. Ltd.	3,720	122,669
Interpark Holdings Corp.	19,164	77,866
iNtRON Biotechnology Inc.[a,b]	2,568	62,605
IS Dongseo Co. Ltd.	3,213	121,616
Jeil Pharmaceutical Co.[b]	1,694	82,450
Jenax Inc.[a,b]	3,697	87,124
Jusung Engineering Co. Ltd.[a]	10,896	86,120
JW Holdings Corp.	9,343	68,651
JW Pharmaceutical Corp.[b]	2,881	120,509
JW Shinyak Corp.	9,389	59,191
KB Insurance Co. Ltd.	11,321	275,508
KC Tech Co. Ltd.	7,691	88,814
KEPCO Engineering & Construction Co. Inc.[b]	3,581	71,525
KH Vatec Co. Ltd.[b]	6,020	65,398
KIWOOM Securities Co. Ltd.	3,011	164,838
Koh Young Technology Inc.	4,197	152,579
Kolmar BNH Co. Ltd.	4,246	61,018
Kolon Corp.	1,617	71,095
Kolon Industries Inc.	4,010	239,766
Kolon Life Science Inc.	1,153	124,665
Komipharm International Co. Ltd.[a]	8,081	241,936
KONA I Co. Ltd.[b]	4,784	54,631

Security	Shares	Value
Korea Electric Terminal Co. Ltd.	1,842	$118,646
Korea Kolmar Co. Ltd.	3,563	205,420
Korea Kolmar Holdings Co. Ltd.[b]	2,521	60,812
Korea PetroChemical Ind. Co. Ltd.	716	137,192
Korea REIT Co. Ltd.[b]	48,752	123,647
Korean Reinsurance Co.	28,106	275,278
KT Skylife Co. Ltd.	8,056	123,695
Kumho Tire Co. Inc.[a]	31,107	222,449
Kyung Dong Navien Co. Ltd.	1,645	67,612
Leaders Cosmetics Co. Ltd.[a,b]	3,759	63,505
LEENO Industrial Inc.	3,903	140,055
LF Corp.	8,247	155,903
LG Hausys Ltd.[b]	1,691	130,183
LG International Corp.	7,393	190,667
LG Life Sciences Ltd.[a]	3,121	155,109
Lock&Lock Co. Ltd.[b]	7,620	87,343
Loen Entertainment Inc.[a]	2,003	127,474
LOTTE Fine Chemical Co. Ltd.	5,184	122,832
Lotte Food Co. Ltd.	216	121,021
LOTTE Himart Co. Ltd.	2,749	107,580
LS Corp.	4,278	222,856
LS Industrial Systems Co. Ltd.	3,902	129,839
Lutronic Corp.[b]	2,331	63,806
Macrogen Inc.[a]	3,649	99,571
Mando Corp.	1,619	346,914
Medipost Co. Ltd.[a,b]	2,312	104,619
Medy-Tox Inc.	994	279,056
Meritz Financial Group Inc.	15,093	147,179
Meritz Fire & Marine Insurance Co. Ltd.	18,526	261,476
Meritz Securities Co. Ltd.	68,778	208,561
Muhak Co. Ltd.	4,903	92,058
Namhae Chemical Corp.	16,062	110,739
Namyang Dairy Products Co. Ltd.	187	115,490
Naturalendo Tech Co. Ltd.[a,b]	4,436	65,266
Nexen Tire Corp.	11,869	135,031
NHN Entertainment Corp.[a]	3,102	124,048
NHN KCP Corp.[b]	4,962	64,092
NICE Holdings Co. Ltd.	5,487	77,678
NICE Information Service Co. Ltd.	11,627	67,631
NongShim Co. Ltd.	805	224,137
NS Shopping Co. Ltd.[a]	596	79,021
NUTRIBIOTECH Co. Ltd.[a,b]	1,645	77,392

121

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Osstem Implant Co. Ltd.[a,b]	3,234	$156,299
Paradise Co. Ltd.	11,586	132,802
Partron Co. Ltd.	10,865	83,645
Peptron Inc.[a,b]	1,945	61,059
Poongsan Corp.	6,059	201,094
POSCO Chemtech Co. Ltd.	11,208	117,444
POSCO ICT Co. Ltd.[a]	23,571	110,087
S&T Dynamics Co. Ltd.	12,381	96,163
S&T Motiv Co. Ltd.	3,473	124,625
Samsung Engineering Co. Ltd.[a,b]	33,212	269,321
Samyang Corp.	975	94,660
Samyang Holdings Corp.	884	92,631
Schnell Biopharmaceuticals Inc.[a,b]	20,820	64,826
Seah Besteel Corp.	4,649	98,026
Seegene Inc.[a,b]	4,863	134,153
Seoul Semiconductor Co. Ltd.	10,574	132,056
SFA Engineering Corp.	2,909	147,808
SK Chemicals Co. Ltd.	4,311	227,526
SK Materials Co. Ltd.	1,444	188,984
SK Securities Co. Ltd.[a,b]	130,298	113,685
SKC Co. Ltd.	5,410	140,219
SM Entertainment Co.[a,b]	5,595	119,409
Soulbrain Co. Ltd.	2,606	116,362
SPC Samlip Co. Ltd.[b]	625	88,213
Ssangyong Cement Industrial Co. Ltd.[a]	7,553	108,218
Sung Kwang Bend Co. Ltd.[b]	10,475	77,237
Sungwoo Hitech Co. Ltd.	15,592	102,164
Taekwang Industrial Co. Ltd.	156	118,229
Taewoong Co. Ltd.[a,b]	4,083	76,837
Tongyang Inc.[b]	56,201	142,780
Tongyang Life Insurance Co. Ltd.[b]	12,934	142,722
Toptec Co. Ltd.	6,184	98,654
Vieworks Co. Ltd.	2,680	133,421
ViroMed Co. Ltd.[a]	3,128	280,946
Webzen Inc.[a,b]	5,819	72,921
WeMade Entertainment Co. Ltd.[a,b]	3,797	68,369
WONIK IPS Co. Ltd.[a]	6,975	126,786
Woongjin Thinkbig Co. Ltd.[a]	10,696	79,873
Youngone Corp.[b]	5,595	131,853
Yuanta Securities Korea Co. Ltd.[a]	27,508	74,708
Yungjin Pharmaceutical Co. Ltd.[a,b]	15,560	111,804

		23,273,583

Security	Shares	Value
TAIWAN — 17.25%
A-DATA Technology Co. Ltd.	65,000	$110,940
Accton Technology Corp.	112,000	152,857
Advanced Wireless Semiconductor Co.	59,000	88,297
Airtac International Group	24,850	188,287
Ambassador Hotel (The)	228,000	168,105
AmTRAN Technology Co. Ltd.	214,312	147,927
Asia Optical Co. Inc.[a]	108,000	103,348
Asia Polymer Corp.	228,252	133,200
ASPEED Technology Inc.	6,000	87,817
Basso Industry Corp.	27,000	62,686
BES Engineering Corp.	705,000	143,553
Bizlink Holding Inc.	23,982	115,497
Cathay Real Estate Development Co. Ltd.	291,300	169,993
Chaun-Choung Technology Corp.	19,000	69,746
Cheng Loong Corp.	564,000	214,997
Cheng Uei Precision Industry Co. Ltd.	141,000	159,257
Chin-Poon Industrial Co. Ltd.	81,000	157,309
China Bills Finance Corp.	375,000	151,774
China Man-Made Fiber Corp.	506,700	133,539
China Petrochemical Development Corp.[a]	536,000	158,582
China Steel Chemical Corp.	36,000	125,373
China Synthetic Rubber Corp.	204,460	176,408
Chipbond Technology Corp.	134,000	187,086
Chlitina Holding Ltd.	14,000	62,153
Chong Hong Construction Co. Ltd.	51,424	96,965
Chroma ATE Inc.	78,000	193,330
Chunghwa Precision Test Tech Co. Ltd.	3,000	111,066
Compeq Manufacturing Co. Ltd.	268,000	128,648
Coretronic Corp.	147,400	157,236
CSBC Corp. Taiwan	311,420	130,927
CTCI Corp.	146,000	230,866
D-Link Corp.	443,246	143,238
E Ink Holdings Inc.	196,000	139,899
Egis Technology Inc.[a]	14,000	123,647
Elan Microelectronics Corp.	122,000	126,122
Elite Advanced Laser Corp.	34,200	125,005
Elite Material Co. Ltd.	69,000	181,414

122

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Ennoconn Corp.	10,000	$141,185
Epistar Corp.[a]	211,000	155,240
Eternal Materials Co. Ltd.	222,555	231,123
Everlight Electronics Co. Ltd.	90,000	131,302
Far Eastern Department Stores Ltd.	226,000	114,868
Far Eastern International Bank	768,139	218,346
Faraday Technology Corp.	96,000	88,853
Feng Hsin Steel Co. Ltd.	152,000	216,032
Firich Enterprises Co. Ltd.	52,493	99,475
FLEXium Interconnect Inc.	67,445	180,711
Formosan Rubber Group Inc.	358,300	169,746
General Interface Solution Holding Ltd.	26,000	74,558
Getac Technology Corp.	109,000	138,332
Gigabyte Technology Co. Ltd.	123,000	162,853
Gigastorage Corp.[a]	117,400	79,377
Ginko International Co. Ltd.	11,000	100,257
Gintech Energy Corp.[a]	127,584	69,650
Global Unichip Corp.	46,000	110,551
Gloria Material Technology Corp.	284,850	158,632
Goldsun Building Materials Co. Ltd.	610,000	131,098
Gourmet Master Co. Ltd.	14,700	122,450
Grand Pacific Petrochemical	230,000	152,982
Grape King Bio Ltd.	25,000	187,463
Great Wall Enterprise Co. Ltd.	174,128	160,891
Greatek Electronics Inc.	104,000	125,624
Green Energy Technology Inc.[a]	129,125	62,186
HannStar Display Corp.[a]	549,320	155,457
Ho Tung Chemical Corp.[a]	596,524	147,854
Holy Stone Enterprise Co. Ltd.	192,500	191,757
Hota Industrial Manufacturing Co. Ltd.	46,000	176,795
Huaku Development Co. Ltd.	101,080	187,426
Huang Hsiang Construction Corp.	50,000	65,573
Hung Sheng Construction Ltd.	218,000	122,772
International Games System Co. Ltd.	14,000	86,092
Iron Force Industrial Co. Ltd.	13,000	70,969
ITEQ Corp.	124,600	129,201
Jih Sun Financial Holdings Co. Ltd.	442,690	93,058
Kenda Rubber Industrial Co. Ltd.	146,341	213,040

Security	Shares	Value
Kerry TJ Logistics Co. Ltd.	107,000	$147,711
Kindom Construction Corp.	244,000	153,873
King Slide Works Co. Ltd.	14,000	160,104
King Yuan Electronics Co. Ltd.	271,000	224,041
King’s Town Bank Co. Ltd.	221,000	187,905
Kinpo Electronics	355,000	126,416
Kinsus Interconnect Technology Corp.	64,000	142,767
Land Mark Optoelectronics Corp.	12,400	104,653
LCY Chemical Corp.	112,000	132,300
Lealea Enterprise Co. Ltd.	738,590	187,005
Li Cheng Enterprise Co. Ltd.	14,000	52,270
Lien Hwa Industrial Corp.	208,814	144,132
Makalot Industrial Co. Ltd.	39,559	155,764
Masterlink Securities Corp.	457,121	120,186
Medigen Biotechnology Corp.[a]	10,397	22,508
Mercuries & Associates Holding Ltd.	274,225	191,432
Merry Electronics Co. Ltd.	37,000	141,044
Microbio Co. Ltd.[a]	177,727	124,626
Mitac Holdings Corp.	142,379	144,956
Motech Industries Inc.[a]	97,000	81,866
Nan Kang Rubber Tire Co. Ltd.	142,000	130,537
Neo Solar Power Corp.[a]	205,364	95,359
Pan-International Industrial Corp.	120,722	89,577
Parade Technologies Ltd.	15,000	158,363
PChome Online Inc.	21,360	193,676
PharmaEngine Inc.	16,798	107,777
PharmaEssentia Corp.[a]	14,000	79,723
Pixart Imaging Inc.	50,635	101,991
Poya International Co. Ltd.	13,251	165,882
President Securities Corp.	245,390	86,999
Primax Electronics Ltd.	103,000	148,006
Prince Housing & Development Corp.	420,917	142,625
Qisda Corp.	388,000	187,469
Radiant Opto-Electronics Corp.	100,000	182,600
Radium Life Tech Co. Ltd.[a]	514,707	158,580
Ritek Corp.[a]	540,260	86,447
Sanyang Motor Co. Ltd.	184,820	122,061
ScinoPharm Taiwan Ltd.	56,720	70,293
Senao International Co. Ltd.	59,000	95,331
Sercomm Corp.	74,000	188,988
Shin Zu Shing Co. Ltd.	38,000	99,790

123

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Shining Building Business Co. Ltd.[a]	328,008	$116,289
Shinkong Synthetic Fibers Corp.	540,135	154,213
Silergy Corp.	12,000	183,164
Sino-American Silicon Products Inc.	151,000	137,389
Sinyi Realty Inc.	126,105	126,410
Sitronix Technology Corp.	33,000	115,443
Soft-World International Corp.	50,140	98,792
Solar Applied Materials Technology Co.[a]	130,799	30,522
St. Shine Optical Co. Ltd.	11,000	210,523
Sunny Friend Environmental Technology Co. Ltd.	23,000	83,346
TA Chen Stainless Pipe	276,325	159,520
Taichung Commercial Bank Co. Ltd.	688,388	198,484
Tainan Spinning Co. Ltd.	327,190	126,265
Taiwan Hon Chuan Enterprise Co. Ltd.	106,004	180,925
Taiwan Paiho Ltd.	55,050	167,362
Taiwan Secom Co. Ltd.	90,450	246,891
Taiwan Shin Kong Security Co. Ltd.	212,640	263,523
Taiwan Surface Mounting Technology Corp.	214,633	173,737
Taiwan TEA Corp.	321,000	144,522
Tatung Co. Ltd.[a]	570,000	175,973
Ton Yi Industrial Corp.	294,000	125,909
Tong Hsing Electronic Industries Ltd.	39,000	116,243
Tong Yang Industry Co. Ltd.	90,133	192,296
Toung Loong Textile Manufacturing	34,000	82,032
TPK Holding Co. Ltd.[a]	67,000	113,303
Tripod Technology Corp.	110,000	251,937
TSRC Corp.	141,000	142,668
TTY Biopharm Co. Ltd.	49,450	150,958
Tung Ho Steel Enterprise Corp.	264,000	180,567
Tung Thih Electronic Co. Ltd.	15,000	129,420
TWi Pharmaceuticals Inc.[a]	17,000	55,203
TXC Corp.	106,000	136,520
Unimicron Technology Corp.	347,000	130,099
UPC Technology Corp.	391,661	152,373

Security	Shares	Value
USI Corp.	229,950	$114,351
Visual Photonics Epitaxy Co. Ltd.	76,425	110,299
Voltronic Power Technology Corp.	12,077	158,195
Wah Lee Industrial Corp.	128,000	184,733
Walsin Lihwa Corp.	699,000	293,873
Walsin Technology Corp.	102,200	115,112
Waterland Financial Holdings Co. Ltd.	601,469	153,986
Win Semiconductors Corp.	82,736	235,439
Winbond Electronics Corp.	649,000	201,584
Wistron NeWeb Corp.	58,009	171,626
WT Microelectronics Co. Ltd.	112,168	158,365
Yageo Corp.	97,210	181,470
Yeong Guan Energy Technology Group Co. Ltd.	23,601	79,230
YFY Inc.	573,000	172,765
Yieh Phui Enterprise Co. Ltd.[a]	321,625	124,117
YungShin Global Holding Corp.	140,200	203,660
Yungtay Engineering Co. Ltd.	118,000	165,303
Zinwell Corp.	98,000	95,777

		23,791,212
THAILAND — 3.83%
Amata Corp. PCL NVDR	346,200	105,763
Bangchak Petroleum PCL (The) NVDR	126,400	116,022
Bangkok Airways PCL[b]	179,000	121,409
Bangkok Chain Hospital PCL NVDR	390,100	154,162
Bangkok Land PCL NVDR[b]	3,341,000	162,932
Beauty Community PCL[b]	485,200	149,587
CH Karnchang PCL NVDR[b]	155,300	137,108
Chularat Hospital PCL NVDR	1,613,000	131,103
Esso Thailand PCL NVDR[a]	382,300	141,436
Group Lease PCL	89,700	145,815
Gunkul Engineering PCL NVDR[b]	813,500	115,141
Hana Microelectronics PCL NVDR[b]	163,800	142,317
Italian-Thai Development PCL NVDR[a,b]	640,100	90,599
Jasmine International PCL NVDR	487,900	103,926
Khon Kaen Sugar Industry PCL NVDR	902,330	101,160
Kiatnakin Bank PCL NVDR[b]	121,032	187,419

124

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Krungthai Card PCL NVDR	32,400	$132,580
LPN Development PCL NVDR[b]	312,700	87,641
Major Cineplex Group PCL NVDR	98,400	88,252
PTG Energy PCL	130,300	117,776
Quality Houses PCL NVDR	1,599,667	113,879
Samart Corp. PCL NVDR[b]	205,400	74,263
Siam Global House PCL NVDR[b]	315,119	150,143
Sino-Thai Engineering & Construction PCL NVDR[b]	211,928	172,253
Sri Trang Agro-Industry PCL NVDR[b]	318,000	148,842
Srisawad Power 1979 PCL NVDR[b]	162,335	186,542
Supalai PCL NVDR[b]	277,400	177,265
Superblock PCL[a,b]	2,870,400	126,306
surGlobal Power Synergy Co. Ltd. NVDR	147,300	150,687
Thai Airways International PCL NVDR[a,b]	154,700	106,661
Thai Vegetable Oil PCL NVDR	151,300	165,381
Thaicom PCL NVDR	134,400	75,714
Thanachart Capital PCL NVDR	168,800	208,164
Tisco Financial Group PCL NVDR	103,140	156,100
TTW PCL NVDR[b]	561,400	169,933
U City PCL NVDR[a]	181,314,100	152,452
VGI Global Media PCL NVDR[b]	858,700	122,742
Vibhavadi Medical Center PCL NVDR	1,683,200	135,866
WHA Corp. PCL NVDR[a,b]	1,913,000	160,849

		5,286,190
TURKEY — 1.05%
Akcansa Cimento AS	36,640	133,788
Aksa Akrilik Kimya Sanayii AS	34,511	89,981
Bizim Toptan Satis Magazalari ASb	32,675	99,108
Cimsa Cimento Sanayi VE Ticaret AS	35,400	152,800
Dogan Sirketler Grubu Holding ASa,b	317,664	64,852
Dogus Otomotiv Servis ve Ticaret ASb	22,581	55,847
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	219,611	65,970

Security	Shares	Value
Koza Altin Isletmeleri ASa	14,056	$64,074
NET Holding ASa,b	143,885	129,248
Otokar Otomotiv Ve Savunma Sanayi ASb	3,639	130,753
Sekerbank TAS[a,b]	208,743	66,967
Tekfen Holding AS	48,254	85,424
Trakya Cam Sanayii ASb	130,818	107,209
Turkiye Sinai Kalkinma Bankasi ASb	265,576	96,818
Vestel Elektronik Sanayi ve Ticaret ASa,b	26,703	46,649
Yazicilar Holding ASb	16,354	58,380

		1,447,868
UNITED ARAB EMIRATES — 0.82%
Agthia Group PJSC	42,638	71,395
Air Arabia PJSC	535,131	185,038
Al Waha Capital PJSC	239,025	115,841
Amanat Holdings PJSC	451,859	110,724
Amlak Finance PJSC[a]	171,141	56,847
Arabtec Holding PJSC[a]	503,740	178,298
Dana Gas PJSC[a]	841,433	126,003
Deyaar Development PJSC[a]	654,711	98,041
Eshraq Properties Co. PJSC[a]	340,073	91,665
Orascom Construction Ltd.[a]	16,936	91,285

		1,125,137

TOTAL COMMON STOCKS
(Cost: $145,264,998)		135,918,407

PREFERRED STOCKS — 1.04%

BRAZIL — 0.99%
Alpargatas SA	36,500	110,606
Banco ABC Brasil SA	24,445	99,731
Banco do Estado do Rio Grande do Sul SA Class B	38,100	126,831
Bradespar SA	46,500	205,521
Cia de Saneamento do Parana	21,552	71,362
Cia. Energetica de Sao Paulo Class B	43,100	166,793
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	25,100	65,004
Marcopolo SA	126,500	98,732
Metalurgica Gerdau SA	136,800	236,190

125

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Randon SA Implemetos e Participacoes	66,325	$69,609
Usinas Siderurgicas de Minas Gerais SA Class A	91,500	112,262

		1,362,641
COLOMBIA — 0.05%
Avianca Holdings SA	81,544	71,510

		71,510

TOTAL PREFERRED STOCKS
(Cost: $1,413,532)		1,434,151

RIGHTS — 0.02%

BRAZIL — 0.00%
Marcopolo SAa	3,919	12

		12
CHINA — 0.02%
MMG Ltd.[a]	256,000	21,452

		21,452
SOUTH AFRICA — 0.00%
KAP Industrial Holdings Ltd.[a]	27,076	39

		39
SOUTH KOREA — 0.00%
Cosmax Inc.[a,b]	148	2,513
Lutronic Corp.[a]	72	317
Lutronic Corp. New[a,b]	342	—

		2,830

TOTAL RIGHTS
(Cost: $0)		24,333

WARRANTS — 0.00%

THAILAND — 0.00%
Group Lease PCL (Expires 07/31/18)[a]	8,100	4,654

		4,654

TOTAL WARRANTS
(Cost: $0)		4,654

Security	Shares	Value
SHORT-TERM INVESTMENTS — 12.28%

MONEY MARKET FUNDS — 12.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	16,929,007	$16,934,086

		16,934,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,929,213)		16,934,086

TOTAL INVESTMENTS IN SECURITIES — 111.91%
(Cost: $163,607,743)[h]		154,315,631
Other Assets, Less Liabilities — (11.91)%		(16,419,740)

NET ASSETS — 100.00%		$137,895,891

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $165,601,554. Net unrealized depreciation was $11,285,923, of which $9,864,817 represented gross unrealized appreciation on securities and $21,150,740 represented gross unrealized depreciation on securities.

126

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2016

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
PHP	3,800,000	USD	76,390	SSB	12/05/2016	$(48)

				Net unrealized depreciation		$(48)

Counterparties:

SSB — State Street Bank London

Currency abbreviations:

PHP — Philippine Peso

USD — United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$135,389,604	$261,683	$267,120	$135,918,407
Preferred stocks	1,434,151	—	—	1,434,151
Rights	24,016	317	—	24,333
Warrants	4,654	—	—	4,654
Money market funds	16,934,086	—	—	16,934,086

Total	$153,786,511	$262,000	$267,120	$154,315,631

Derivative financial instruments[a]:
Liabilities:
Forward currency contracts	$—	$(48)	$—	$(48)

Total	$—	$(48)	$—	$(48)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

127

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 97.73%

AUSTRIA — 0.66%
Andritz AG	141,452	$7,304,543
Erste Group Bank AG	572,940	15,948,005
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	284,859	9,214,929
Raiffeisen Bank International AGa	224,686	4,095,991
Voestalpine AG	218,229	8,277,185

		44,840,655
BELGIUM — 3.95%
Ageas	375,669	14,033,515
Anheuser-Busch InBev SA/NV	1,458,573	151,692,768
Colruyt SA	129,563	6,553,845
Groupe Bruxelles Lambert SA	153,863	12,641,221
KBC Group NV	480,065	28,813,525
Proximus SADP	291,452	8,247,168
Solvay SA	141,484	16,171,787
Telenet Group Holding NVa	101,472	5,362,698
UCB SA	241,565	15,554,502
Umicore SA	183,049	10,976,901

		270,047,930
FINLAND — 3.12%
Elisa OYJ	272,779	8,570,958
Fortum OYJ	852,632	12,391,264
Kone OYJ Class B	645,942	28,477,540
Metso OYJ	214,470	6,074,509
Neste OYJ[b]	246,271	10,123,213
Nokia OYJ	11,159,266	48,061,251
Nokian Renkaat OYJ	219,525	7,936,280
Orion OYJ Class B	196,929	8,381,158
Sampo OYJ Class A	856,008	37,874,893
Stora Enso OYJ Class R	1,054,088	10,180,995
UPM-Kymmene OYJ	1,021,507	23,406,070
Wartsila OYJ Abp	282,801	11,930,810

		213,408,941
FRANCE — 33.03%
Accor SA	329,735	11,693,239
Aeroports de Paris	57,745	5,685,158
Air Liquide SA	745,684	76,001,335
Airbus Group SE	1,110,202	70,980,099
Alstom SAa	294,132	7,975,107

Security	Shares	Value
ArcelorMittal[a]	3,525,709	$26,659,227
Arkema SA	128,920	12,360,215
Atos SE	168,737	17,457,496
AXA SA	3,718,609	87,690,669
BNP Paribas SA	2,028,941	117,902,998
Bollore SA	1,650,782	5,421,558
Bouygues SA	395,074	13,411,021
Bureau Veritas SA	512,250	9,650,689
Capgemini SA	312,524	24,698,641
Carrefour SA	1,074,359	25,209,716
Casino Guichard Perrachon SA	107,404	4,891,192
Christian Dior SE	104,033	20,250,726
Cie. de Saint-Gobain	949,273	41,211,006
Cie. Generale des Etablissements Michelin Class B	349,803	37,478,164
CNP Assurances	319,906	5,623,132
Credit Agricole SA	2,128,226	24,043,670
Danone SA	1,127,939	71,025,273
Dassault Aviation SA	3,670	4,011,876
Dassault Systemes	246,103	18,801,973
Edenred	400,477	8,451,911
Eiffage SA	110,875	7,325,135
Electricite de France SA	492,100	5,217,585
Engie SA	2,809,789	34,724,263
Essilor International SA	394,436	41,883,602
Eurazeo SA	80,878	4,392,723
Eurofins Scientific SE	20,237	8,864,965
Eutelsat Communications SA	332,679	5,994,105
Fonciere des Regions	62,389	4,906,089
Gecina SA	78,049	10,258,221
Groupe Eurotunnel SE Registered	898,352	7,909,664
Hermes International	50,800	20,984,231
ICADE	69,510	4,807,600
Iliad SA	50,893	9,690,717
Imerys SA	68,690	4,790,961
Ingenico Group SA	105,284	8,211,099
JCDecaux SA	144,675	3,775,392
Kering	145,556	31,653,182
Klepierre	422,784	15,780,091
L’Oreal SA	483,522	82,605,768
Lagardere SCA	228,784	5,646,276
Legrand SA	512,162	28,659,144

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

November 30, 2016

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	534,308	$97,318,493
Natixis SA	1,798,371	9,065,445
Orange SA	3,804,313	55,509,874
Pernod Ricard SA	406,739	42,715,394
Peugeot SAa	927,026	13,688,774
Publicis Groupe SA	365,208	23,721,270
Remy Cointreau SA	43,222	3,632,687
Renault SA	368,553	29,064,035
Rexel SA	580,792	8,988,957
Safran SA	600,154	41,235,380
Sanofi	2,218,436	179,110,906
Schneider Electric SE	1,072,223	71,452,340
SCOR SE	306,123	9,730,690
SEB SA	40,086	5,387,692
SES SA	695,931	15,056,475
SFR Group SA	175,196	4,430,613
Societe BIC SA	55,775	7,221,223
Societe Generale SA	1,471,445	63,349,470
Sodexo SA	178,666	19,559,377
STMicroelectronics NV	1,220,064	12,455,800
Suez	635,532	8,882,218
Technip SA	210,942	14,625,425
Thales SA	203,096	19,848,873
Total SA	4,305,964	205,343,897
Unibail-Rodamco SE	190,723	42,132,913
Valeo SA	458,184	25,570,642
Veolia Environnement SA	903,698	15,630,668
Vinci SA	964,482	62,645,775
Vivendi SA	2,025,127	38,647,093
Wendel SA	55,788	6,462,445
Zodiac Aerospace	389,318	8,639,718

		2,257,791,466
GERMANY — 27.99%
adidas AG	360,376	53,137,861
Allianz SE Registered	874,231	138,922,125
Axel Springer SE	82,647	3,548,083
BASF SE	1,757,588	151,001,716
Bayer AG Registered	1,582,308	148,699,370
Bayerische Motoren Werke AG	632,655	53,964,780
Beiersdorf AG	192,180	15,713,875
Brenntag AG	296,212	15,605,816
Commerzbank AG	2,026,268	14,128,431

Security	Shares	Value
Continental AG	209,969	$37,285,849
Covestro AGc	135,516	8,715,886
Daimler AG Registered	1,841,476	122,597,722
Deutsche Bank AG Registered[a]	2,636,369	41,558,361
Deutsche Boerse AGa	369,095	29,854,611
Deutsche Lufthansa AG Registered[b]	453,379	5,879,544
Deutsche Post AG Registered	1,858,439	58,137,518
Deutsche Telekom AG Registered	6,251,679	98,581,401
Deutsche Wohnen AG Bearer	647,009	19,945,243
E.ON SE	3,832,421	25,315,440
Evonik Industries AG	310,281	8,659,831
Fraport AG Frankfurt Airport Services Worldwide	80,014	4,651,360
Fresenius Medical Care AG & Co. KGaA	411,881	32,157,552
Fresenius SE & Co. KGaA	784,638	56,391,291
GEA Group AG	350,201	13,065,413
Hannover Rueck SE	115,859	12,308,755
HeidelbergCement AG	283,160	25,414,818
Henkel AG & Co. KGaA	198,106	20,189,187
HOCHTIEF AG	39,514	5,625,186
HUGO BOSS AG	128,201	7,357,361
Infineon Technologies AG	2,166,800	36,270,975
Innogy SEa,c	265,879	9,396,308
K+S AG Registered[b]	366,159	7,436,327
Lanxess AG	174,676	10,782,389
Linde AG	355,631	59,304,214
MAN SE	67,128	6,626,744
Merck KGaA	247,771	24,848,460
METRO AG	340,599	10,187,060
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	308,150	56,175,263
Osram Licht AG	170,451	8,685,419
ProSiebenSat.1 Media SE Registered	443,599	15,215,871
QIAGEN NVa	425,051	11,745,788
RTL Group SAa	73,910	5,026,462
RWE AGa	937,287	11,792,087
SAP SE	1,880,446	157,347,980
Siemens AG Registered	1,463,964	165,546,882

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

November 30, 2016

Security	Shares	Value
Symrise AG	236,252	$14,312,683
Telefonica Deutschland Holding AG	1,411,644	5,543,640
ThyssenKrupp AG	705,811	16,037,671
United Internet AG Registered[d]	235,561	9,022,027
Volkswagen AG	62,336	8,543,481
Vonovia SE	893,565	28,844,400
Zalando SEa,b,c	166,352	6,205,433

		1,913,311,950
IRELAND — 1.55%
Bank of Ireland[a]	52,555,109	11,205,840
CRH PLC	1,579,638	52,775,528
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	307,616	21,807,897
Paddy Power Betfair PLC	154,708	16,165,249
Ryanair Holdings PLC[a]	42,432	616,662
Ryanair Holdings PLC ADR[a]	43,351	3,461,144

		106,032,325
ITALY — 6.13%
Assicurazioni Generali SpA	2,234,956	28,260,422
Atlantia SpA	792,807	17,627,558
CNH Industrial NV	1,942,694	16,568,907
Enel SpA	14,632,886	59,203,050
Eni SpA	4,861,335	67,761,704
EXOR SpA	211,005	8,866,067
Ferrari NV	235,252	12,902,007
Fiat Chrysler Automobiles NVb	1,716,150	13,271,383
Intesa Sanpaolo SpA	24,228,834	53,871,268
Leonardo-Finmeccanica SpA[a]	787,352	10,231,479
Luxottica Group SpA	324,770	16,915,732
Mediobanca SpA	1,087,631	7,510,969
Poste Italiane SpA[c]	977,161	6,079,496
Prysmian SpA	377,724	9,043,562
Saipem SpA[a]	11,590,999	5,214,618
Snam SpA	4,702,159	18,226,331
Telecom Italia SpA/Milano[a,b]	19,516,095	14,771,354
Tenaris SA	901,309	14,408,553
Terna Rete Elettrica Nazionale SpA	2,896,203	12,571,816
UniCredit SpA	10,020,290	21,492,891
UnipolSai SpA	2,150,144	4,105,570

		418,904,737

Security	Shares	Value
NETHERLANDS — 10.72%
ABN AMRO Group NVc	539,832	$11,682,134
Aegon NV	3,500,472	17,816,412
AerCap Holdings NVa	307,385	13,171,447
Akzo Nobel NV	474,615	29,583,983
Altice NV Class Aa,b	706,952	12,186,436
Altice NV Class Ba	208,966	3,634,297
ASML Holding NV	704,804	72,986,169
Boskalis Westminster	171,036	5,343,259
Gemalto NVb	153,306	7,825,610
Heineken Holding NV	192,784	13,556,651
Heineken NV	440,403	33,038,926
ING Groep NV	7,419,985	101,143,868
Koninklijke Ahold Delhaize NV	2,450,480	48,376,109
Koninklijke DSM NV	347,919	21,118,322
Koninklijke KPN NV	6,542,637	18,871,023
Koninklijke Philips NV	1,809,834	52,105,311
Koninklijke Vopak NV	135,401	6,334,230
NN Group NV	604,541	19,450,536
NXP Semiconductors NVa	562,671	55,788,830
Randstad Holding NV	228,736	11,625,030
RELX NV	1,903,406	30,771,581
Unilever NV CVA	3,115,827	125,187,043
Wolters Kluwer NV	578,099	20,862,672

		732,459,879
PORTUGAL — 0.48%
EDP — Energias de Portugal SA	4,430,120	12,815,455
Galp Energia SGPS SA	894,021	12,106,035
Jeronimo Martins SGPS SA	492,567	7,790,698

		32,712,188
SPAIN — 9.90%
Abertis Infraestructuras SA	1,228,974	16,433,079
ACS Actividades de Construccion y Servicios SA	365,965	10,786,570
Aena SAc	129,120	17,135,005
Amadeus IT Holding SA Class A	839,723	38,089,665
Banco Bilbao Vizcaya Argentaria SA	12,588,874	77,802,002
Banco de Sabadell SA	10,114,281	12,628,300
Banco Popular Espanol SA	6,372,294	5,590,295
Banco Santander SA	27,942,587	127,843,742

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

November 30, 2016

Security	Shares	Value
Bankia SA	8,841,894	$7,888,142
Bankinter SA	1,297,762	9,763,312
CaixaBank SA	6,233,432	18,137,876
Distribuidora Internacional de Alimentacion SAb	1,200,886	5,485,411
Enagas SA	428,279	10,562,899
Endesa SA	603,336	12,483,564
Ferrovial SA	953,297	16,913,277
Gas Natural SDG SA	666,392	11,416,572
Grifols SA	572,320	11,231,663
Iberdrola SA	10,341,421	62,299,633
Industria de Diseno Textil SA	2,087,273	71,462,616
International Consolidated Airlines Group SA	1,618,181	8,787,101
Mapfre SA	2,088,881	6,270,953
Red Electrica Corp. SA	825,969	14,719,953
Repsol SA	2,115,833	28,280,386
Telefonica SA	8,568,975	71,374,416
Zardoya Otis SAb	372,956	2,915,805

		676,302,237
UNITED KINGDOM — 0.20%
Coca-Cola European Partners PLC	415,501	13,817,931

		13,817,931

TOTAL COMMON STOCKS
(Cost: $8,380,230,957)		6,679,630,239

PREFERRED STOCKS — 1.87%

GERMANY — 1.71%
Bayerische Motoren Werke AG	106,071	7,622,111
Fuchs Petrolub SE	133,427	5,292,155
Henkel AG & Co. KGaA	341,100	39,548,980
Porsche Automobil Holding SE	293,167	14,874,722
Schaeffler AG	315,565	4,094,008
Volkswagen AG	354,703	45,829,546

		117,261,522
ITALY — 0.16%
Intesa Sanpaolo SpA	1,831,617	3,802,410
Telecom Italia SpA/Milano	11,377,219	7,108,612

		10,911,022

TOTAL PREFERRED STOCKS
(Cost: $197,228,808)		128,172,544

Security	Shares	Value
RIGHTS — 0.05%

SPAIN — 0.05%
CaixaBank SAa	6,353,352	$262,846
Telefonica SAa	8,581,506	2,867,526

		3,130,372

TOTAL RIGHTS
(Cost: $3,399,395)		3,130,372

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	69,755,417	69,776,343
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[e,f]	5,452,549	5,452,549

		75,228,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,217,561)		75,228,892

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $8,656,076,721)[h]		6,886,162,047
Other Assets, Less Liabilities — (0.75)%		(51,130,203)

NET ASSETS — 100.00%		$6,835,031,844

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $8,821,205,054. Net unrealized depreciation was $1,935,043,007, of which $93,764,111 represented gross unrealized appreciation on securities and $2,028,807,118 represented gross unrealized depreciation on securities.

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,679,630,232	$—	$7	$6,679,630,239
Preferred stocks	128,172,544	—	—	128,172,544
Rights	262,846	2,867,526	—	3,130,372
Money market funds	75,228,892	—	—	75,228,892

Total	$6,883,294,514	$2,867,526	$7	$6,886,162,047

132

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 6.40%
Airbus Group SE	136,164	$8,705,565
Dassault Aviation SA	480	524,714
Safran SA	73,528	5,051,962
Thales SA	24,894	2,432,927
Zodiac Aerospace	47,742	1,059,487

		17,774,655
AIR FREIGHT & LOGISTICS — 0.24%
Bollore SA	205,803	675,906

		675,906
AUTO COMPONENTS — 2.78%
Cie. Generale des Etablissements Michelin Class B	42,848	4,590,768
Valeo SA	56,045	3,127,797

		7,718,565
AUTOMOBILES — 1.89%
Peugeot SAa	114,075	1,684,469
Renault SA	45,185	3,563,283

		5,247,752
BANKS — 9.48%
BNP Paribas SA	249,071	14,473,667
Credit Agricole SA	263,010	2,971,360
Natixis SA	221,423	1,116,176
Societe Generale SA	180,377	7,765,691

		26,326,894
BEVERAGES — 2.04%
Pernod Ricard SA	49,925	5,243,082
Remy Cointreau SA	5,142	432,171

		5,675,253
BUILDING PRODUCTS — 1.83%
Cie. de Saint-Gobain	117,396	5,096,539

		5,096,539
CHEMICALS — 3.90%
Air Liquide SA	91,392	9,314,823
Arkema SA	15,993	1,533,330

		10,848,153
COMMERCIAL SERVICES & SUPPLIES — 0.69%
Edenred	49,396	1,042,483
Societe BIC SA	6,774	877,034

		1,919,517

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 3.71%
Bouygues SA	48,752	$1,654,915
Eiffage SA	13,859	915,617
Vinci SA	119,018	7,730,549

		10,301,081
CONSTRUCTION MATERIALS — 0.21%
Imerys SA	8,428	587,833

		587,833
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Eurazeo SA	9,346	507,609
Wendel SA	6,670	772,648

		1,280,257
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.08%
Iliad SA	6,218	1,183,992
Orange SA	469,011	6,843,480
SFR Group SA	20,796	525,920

		8,553,392
ELECTRIC UTILITIES — 0.23%
Electricite de France SA	61,007	646,838

		646,838
ELECTRICAL EQUIPMENT — 4.43%
Legrand SA	62,799	3,514,055
Schneider Electric SE	132,147	8,806,202

		12,320,257
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.37%
Ingenico Group SA	13,001	1,013,948

		1,013,948
ENERGY EQUIPMENT & SERVICES — 0.65%
Technip SA	25,908	1,796,302

		1,796,302
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.45%
Fonciere des Regions	8,016	630,355
Gecina SA	9,688	1,273,324
ICADE	8,721	603,180
Klepierre	51,761	1,931,940
Unibail-Rodamco SE	23,352	5,158,726

		9,597,525
FOOD & STAPLES RETAILING — 1.34%
Carrefour SA	132,748	3,114,917
Casino Guichard Perrachon SA	13,189	600,629

		3,715,546

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2016

Security	Shares	Value
FOOD PRODUCTS — 3.15%
Danone SA	138,781	$8,738,911

		8,738,911
HEALTH CARE EQUIPMENT & SUPPLIES — 1.86%
Essilor International SA	48,710	5,172,323

		5,172,323
HOTELS, RESTAURANTS & LEISURE — 1.37%
Accor SA	40,170	1,424,530
Sodexo SA	21,702	2,375,816

		3,800,346
HOUSEHOLD DURABLES — 0.25%
SEB SA	5,207	699,838

		699,838
INSURANCE — 4.57%
AXA SA	455,914	10,751,172
CNP Assurances	40,421	710,498
SCOR SE	38,430	1,221,569

		12,683,239
IT SERVICES — 1.87%
Atos SE	20,940	2,166,448
Capgemini SA	38,456	3,039,162

		5,205,610
LIFE SCIENCES TOOLS & SERVICES — 0.40%
Eurofins Scientific SE	2,556	1,119,674

		1,119,674
MACHINERY — 0.35%
Alstom SAa	36,093	978,627

		978,627
MEDIA — 4.10%
Eutelsat Communications SA	41,097	740,473
JCDecaux SA	17,437	455,030
Lagardere SCA	27,786	685,745
Publicis Groupe SA	44,973	2,921,121
SES SA	85,746	1,855,115
Vivendi SA	247,827	4,729,478

		11,386,962
METALS & MINING — 1.18%
ArcelorMittal[a]	432,248	3,268,392

		3,268,392

Security	Shares	Value
MULTI-UTILITIES — 2.61%
Engie SA	343,667	$4,247,146
Suez	77,031	1,076,588
Veolia Environnement SA	111,857	1,934,716

		7,258,450
OIL, GAS & CONSUMABLE FUELS — 9.09%
Total SA	529,281	25,240,486

		25,240,486
PERSONAL PRODUCTS — 3.64%
L’Oreal SA	59,221	10,117,422

		10,117,422
PHARMACEUTICALS — 7.92%
Sanofi	272,691	22,016,381

		22,016,381
PROFESSIONAL SERVICES — 0.42%
Bureau Veritas SA	62,437	1,176,301

		1,176,301
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%
STMicroelectronics NV	149,734	1,528,655

		1,528,655
SOFTWARE — 0.83%
Dassault Systemes	30,255	2,311,446

		2,311,446
TEXTILES, APPAREL & LUXURY GOODS — 7.52%
Christian Dior SE	12,825	2,496,473
Hermes International	6,208	2,564,372
Kering	17,815	3,874,120
LVMH Moet Hennessy Louis Vuitton SE	65,643	11,956,171

		20,891,136
TRADING COMPANIES & DISTRIBUTORS — 0.40%
Rexel SA	71,125	1,100,806

		1,100,806
TRANSPORTATION INFRASTRUCTURE — 0.60%
Aeroports de Paris	6,991	688,284
Groupe Eurotunnel SE Registered	109,989	968,413

		1,656,697

TOTAL COMMON STOCKS
(Cost: $348,557,482)		277,447,915

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	50,324	$50,324

		50,324

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,324)		50,324

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $348,607,806)[d]		277,498,239
Other Assets, Less Liabilities — 0.12%		344,488

NET ASSETS — 100.00%		$277,842,727

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $363,379,148. Net unrealized depreciation was $85,880,909, of which $2,461,753 represented gross unrealized appreciation on securities and $88,342,662 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$277,447,915	$—	$—	$277,447,915
Money market funds	50,324	—	—	50,324

Total	$277,498,239	$—	$—	$277,498,239

135

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 100.16%

ARGENTINA — 19.29%
Adecoagro SAa	529,212	$5,810,748
Arcos Dorados Holdings Inc. Class Aa	699,292	4,125,823
Banco Macro SA ADR	199,260	13,786,799
BBVA Banco Frances SA ADR	231,548	4,040,513
Cresud SACIF y A ADR[a]	173,068	2,822,739
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	121,104	3,294,029
Globant SAa,b	138,499	4,744,976
Grupo Financiero Galicia SA ADR	487,112	13,244,575
Grupo Supervielle SA SP ADR[a]	175,100	2,489,922
IRSA Inversiones y Representaciones SA ADR[a]	107,083	1,954,265
Pampa Energia SA ADR[a]	336,933	11,769,070
Telecom Argentina SA ADR	449,375	8,088,750
Transportadora de Gas del Sur SA ADR	443,856	3,435,445
YPF SA ADR	944,544	16,047,802

		95,655,456
BAHRAIN — 1.34%
GFH Financial Group BSC[a]	13,753,989	6,628,248

		6,628,248
BANGLADESH — 3.95%
Beximco Pharmaceuticals Ltd.	2,465,314	2,558,462
BRAC Bank Ltd.	554,568	456,785
GrameenPhone Ltd.	889,631	3,175,333
Islami Bank Bangladesh Ltd.	2,231,480	843,128
Lafarge Surma Cement Ltd.	2,889,898	2,780,708
Olympic Industries Ltd.	822,656	3,062,684
Square Pharmaceuticals Ltd.	2,180,567	6,725,704

		19,602,804
JORDAN — 1.56%
Al-Eqbal Investment Co. PLC	1,971	68,500
Arab Bank PLC	589,968	4,986,698
Jordan Petroleum Refinery Co.	551,179	2,655,536

		7,710,734
KAZAKHSTAN — 2.06%
Halyk Savings Bank of Kazakhstan JSC GDR[a,c]	402,229	2,248,460
KazMunaiGas Exploration Production JSC GDR[a,c]	1,029,023	7,974,928

		10,223,388

Security	Shares	Value
KENYA — 5.91%
Co-operative Bank of Kenya Ltd. (The)	10,500,031	$1,444,012
East African Breweries Ltd.	2,396,542	5,838,334
Equity Group Holdings Ltd./Kenya	12,269,600	3,615,796
KCB Group Ltd.	14,044,460	4,138,839
Safaricom Ltd.	72,996,800	14,269,512

		29,306,493
KUWAIT — 21.16%
Agility Public Warehousing Co. KSC	3,566,808	6,549,967
Boubyan Bank KSCP	2,850,734	3,692,540
Burgan Bank SAK	3,744,676	3,806,688
Jazeera Airways Co. KSC	577,341	1,514,585
Kuwait Finance House KSCP	13,717,627	22,491,600
Kuwait Projects Co. Holding KSCP	2,401,478	3,937,495
Mabanee Co. SAK	2,416,515	6,497,925
Mezzan Holding Co. KSCC	854,243	2,549,143
Mobile Telecommunications Co. KSC	12,737,122	16,707,161
National Bank of Kuwait SAKP	14,851,388	30,681,667
National Industries Group Holding SAK	5,079,630	1,932,242
VIVA Kuwait Telecom Co.[a]	910,159	2,656,309
Warba Bank KSCP[a]	2,713,839	1,904,449

		104,921,771
MAURITIUS — 3.62%
MCB Group Ltd.	1,138,708	6,778,777
Rockcastle Global Real Estate Co. Ltd.	4,144,749	10,431,130
SBM Holdings Ltd.	4,025,400	756,091

		17,965,998
MOROCCO — 6.34%
Attijariwafa Bank	260,236	10,151,109
Banque Centrale Populaire	147,975	3,471,503
Cosumar	69,690	1,918,966
Douja Promotion Groupe Addoha SA	790,608	2,829,312
Maroc Telecom	986,784	13,085,643

		31,456,533
NIGERIA — 4.44%
Access Bank PLC	85,218,667	1,476,199
Afriland Properties PLC[a]	7,291	51

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2016

Security	Shares	Value
Dangote Cement PLC	665,800	$325,895
FBN Holdings PLC	103,830,966	1,023,063
Guaranty Trust Bank PLC	80,471,984	5,793,307
Lafarge Africa PLC	9,170,826	1,244,658
Nigerian Breweries PLC	20,035,766	6,374,915
Oando PLC[a]	29,477,441	355,093
Transnational Corp. of Nigeria PLC[a]	133,569,052	297,179
United Bank for Africa PLC	103,145,957	1,409,725
Zenith Bank PLC	84,436,595	3,703,595

		22,003,680
OMAN — 3.97%
Bank Muscat SAOG	5,956,978	6,498,521
Bank Sohar SAOG	6,506,949	2,450,669
Oman Telecommunications Co. SAOG	2,092,498	7,962,363
Ooredoo QSC	1,749,851	2,781,581

		19,693,134
PAKISTAN — 10.82%
Engro Corp. Ltd./Pakistan	1,564,261	4,530,201
Fauji Cement Co. Ltd.	4,110,500	1,535,188
Fauji Fertilizer Co. Ltd.	3,163,350	3,174,968
Habib Bank Ltd.	3,556,100	7,711,979
Hub Power Co. Ltd. (The)	2,889,730	2,923,775
Lucky Cement Ltd.	1,044,198	7,278,356
MCB Bank Ltd.	3,360,666	7,088,096
National Bank of Pakistan	3,314,626	2,233,993
Oil & Gas Development Co. Ltd.	3,827,800	5,150,231
Pakistan Oilfields Ltd.	406,000	1,673,034
Pakistan Petroleum Ltd.	918,650	1,343,030
Pakistan State Oil Co. Ltd.	807,500	3,071,620
United Bank Ltd./Pakistan	2,968,767	5,906,381

		53,620,852
ROMANIA — 4.65%
Banca Transilvania SA	16,324,540	9,043,533
BRD-Groupe Societe Generale SA	1,247,320	3,205,042
OMV Petrom SAa	27,865,251	1,510,846
Societatea Energetica Electrica SA	984,528	3,133,222
Societatea Nationala de Gaze Naturale ROMGAZ SA	721,687	4,117,121
Transgaz SA Medias	29,007	2,037,738

		23,047,502

Security	Principal or Shares		Value
SLOVENIA — 0.26%
Zavarovalnica Triglav DD		53,409	$1,308,759

			1,308,759
SRI LANKA — 1.87%
Commercial Bank of Ceylon PLC		2,736,504	2,576,399
Hatton National Bank PLC		658,853	967,677
John Keells Holdings PLC		5,741,759	5,726,314

			9,270,390
VIETNAM — 8.92%
Bank for Foreign Trade of Vietnam JSC		1,781,675	2,767,650
Hoa Phat Group JSC		1,988,510	3,694,452
Masan Group Corp.[a]		1,893,790	5,357,102
Saigon Thuong Tin Commercial JSB[a]		259,749	85,972
Vietnam Dairy Products JSC		3,928,580	23,925,156
Vingroup JSC[a]		4,527,020	8,390,770

			44,221,102

TOTAL COMMON STOCKS
(Cost: $539,854,541)			496,636,844

CONVERTIBLE BONDS — 0.08%

OMAN — 0.08%
Bank Muscat SAOG
0.45%, 03/20/17	OMR	540,521	150,223
0.35%, 03/19/18		1,026,177	258,543

			408,766

TOTAL CONVERTIBLE BONDS
(Cost: $255,878)			408,766

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]		3,417,253	3,418,279

			3,418,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,417,253)			3,418,279

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2016

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 100.93%
(Cost: $543,527,672)[g]	$500,463,889
Other Assets, Less Liabilities — (0.93)%	(4,619,537)

NET ASSETS — 100.00%	$495,844,352

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

Currency abbreviations:

OMR — Omani Rial

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $570,284,190. Net unrealized depreciation was $69,820,301, of which $53,398,130 represented gross unrealized appreciation on securities and $123,218,431 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$496,636,793	$51	$—	$496,636,844
Convertible bonds	—	408,766	—	408,766
Money market funds	3,418,279	—	—	3,418,279

Total	$500,055,072	$408,817	$—	$500,463,889

138

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 93.68%

AIR FREIGHT & LOGISTICS — 2.84%
Deutsche Post AG Registered	3,081,398	$96,395,325

		96,395,325
AIRLINES — 0.28%
Deutsche Lufthansa AG Registered	740,797	9,606,861

		9,606,861
AUTO COMPONENTS — 1.83%
Continental AG	349,632	62,086,908

		62,086,908
AUTOMOBILES — 9.07%
Bayerische Motoren Werke AG	1,051,443	89,686,939
Daimler AG Registered	3,058,493	203,621,592
Volkswagen AG	103,170	14,139,998

		307,448,529
BANKS — 0.70%
Commerzbank AG	3,378,852	23,559,507

		23,559,507
CAPITAL MARKETS — 3.50%
Deutsche Bank AG Registered[a]	4,380,668	69,054,590
Deutsche Boerse AGa	612,972	49,580,841

		118,635,431
CHEMICALS — 12.74%
BASF SE	2,917,453	250,650,555
Covestro AGb	225,267	14,488,337
Evonik Industries AG	518,393	14,468,163
K+S AG Registered	608,341	12,354,804
Lanxess AG	290,894	17,956,286
Linde AG	590,330	98,442,084
Symrise AG	391,055	23,691,001

		432,051,230
CONSTRUCTION & ENGINEERING — 0.28%
HOCHTIEF AG	66,087	9,408,101

		9,408,101
CONSTRUCTION MATERIALS — 1.25%
HeidelbergCement AG	472,527	42,411,314

		42,411,314
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.11%
Deutsche Telekom AG Registered	10,398,652	163,974,140

Security	Shares	Value
Telefonica Deutschland Holding AG	2,363,562	$9,281,898

		173,256,038
ELECTRICAL EQUIPMENT — 0.43%
Osram Licht AG	282,831	14,411,800

		14,411,800
FOOD & STAPLES RETAILING — 0.50%
METRO AG	566,578	16,945,922

		16,945,922
HEALTH CARE PROVIDERS & SERVICES — 4.33%
Fresenius Medical Care AG & Co. KGaA	682,021	53,248,694
Fresenius SE & Co. KGaA	1,301,483	93,536,519

		146,785,213
HOUSEHOLD PRODUCTS — 0.99%
Henkel AG & Co. KGaA	329,837	33,614,029

		33,614,029
INDUSTRIAL CONGLOMERATES — 8.10%
Siemens AG Registered	2,429,640	274,746,733

		274,746,733
INSURANCE — 10.15%
Allianz SE Registered	1,451,609	230,671,993
Hannover Rueck SE	191,197	20,312,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	511,890	93,316,746

		344,301,335
INTERNET & DIRECT MARKETING RETAIL — 0.30%
Zalando SEa,b	275,053	10,260,308

		10,260,308
INTERNET SOFTWARE & SERVICES — 0.44%
United Internet AG Registered[c]	390,940	14,973,070

		14,973,070
LIFE SCIENCES TOOLS & SERVICES — 0.58%
QIAGEN NVa	706,554	19,524,795

		19,524,795
MACHINERY — 0.96%
GEA Group AG	580,324	21,650,917
MAN SE	112,017	11,058,097

		32,709,014

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

November 30, 2016

Security	Shares	Value
MEDIA — 1.17%
Axel Springer SE	137,108	$5,886,124
ProSiebenSat.1 Media SE Registered	739,653	25,370,808
RTL Group SAa	122,983	8,363,812

		39,620,744
METALS & MINING — 0.78%
ThyssenKrupp AG	1,167,834	26,535,910

		26,535,910
MULTI-UTILITIES — 2.28%
E.ON SE	6,354,933	41,978,145
Innogy SEa,b	441,440	15,600,729
RWE AGa	1,555,445	19,569,186

		77,148,060
PERSONAL PRODUCTS — 0.77%
Beiersdorf AG	319,926	26,159,211

		26,159,211
PHARMACEUTICALS — 8.49%
Bayer AG Registered	2,626,534	246,831,812
Merck KGaA	410,326	41,150,777

		287,982,589
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.38%
Deutsche Wohnen AG Bearer	1,071,232	33,022,698
Vonovia SE	1,479,762	47,766,919

		80,789,617
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.78%
Infineon Technologies AG	3,597,065	60,212,781

		60,212,781
SOFTWARE — 7.70%
SAP SE	3,121,447	261,189,835

		261,189,835
TEXTILES, APPAREL & LUXURY GOODS — 2.96%
adidas AG	598,017	88,178,303
HUGO BOSS AG	212,570	12,199,236

		100,377,539

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.76%
Brenntag AG	490,151	$25,823,419

		25,823,419
TRANSPORTATION INFRASTRUCTURE — 0.23%
Fraport AG Frankfurt Airport Services Worldwide	132,114	7,680,028

		7,680,028
TOTAL COMMON STOCKS (Cost: $4,033,750,650)		3,176,651,196

PREFERRED STOCKS — 5.74%

AUTO COMPONENTS — 0.20%
Schaeffler AG	527,610	6,844,991

		6,844,991
AUTOMOBILES — 3.34%
Bayerische Motoren Werke AG	174,205	12,518,123
Porsche Automobil Holding SE	485,781	24,647,581
Volkswagen AG	589,858	76,212,844

		113,378,548
CHEMICALS — 0.26%
Fuchs Petrolub SE	221,010	8,765,986

		8,765,986
HOUSEHOLD PRODUCTS — 1.94%
Henkel AG & Co. KGaA	565,814	65,603,537

		65,603,537

TOTAL PREFERRED STOCKS (Cost: $292,620,256)		194,593,062

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	1,031,566	1,031,566

		1,031,566

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,031,566)		1,031,566

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.45% (Cost: $4,327,402,472)[f]	$3,372,275,824
Other Assets, Less Liabilities — 0.55%	18,511,651

NET ASSETS — 100.00%	$3,390,787,475

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $4,388,148,049. Net unrealized depreciation was $1,015,872,225, of which $83,975,844 represented gross unrealized appreciation on securities and $1,099,848,069 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
DAX Index	67	Dec.2016	Eurex	$18,522,373	$18,901,131	$378,759

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,176,651,196	$—	$—	$3,176,651,196
Preferred stocks	194,593,062	—	—	194,593,062
Money market funds	1,031,566	—	—	1,031,566

Total	$3,372,275,824	$—	$—	$3,372,275,824

Derivative financial instruments[a]:
Assets:
Futures contracts	$378,759	$—	$—	$378,759

Total	$378,759	$—	$—	$378,759

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

141

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 96.70%

AUSTRALIA — 1.22%
Australian Agricultural Co. Ltd.[a]	28,161	$34,436
Costa Group Holdings Ltd.	19,026	44,281
GrainCorp Ltd. Class A	13,188	84,383
Nufarm Ltd./Australia	15,078	95,139
Select Harvests Ltd.	5,229	24,378
Tassal Group Ltd.	11,256	31,769

		314,386
BRAZIL — 0.30%
Sao Martinho SA	4,200	66,877
SLC Agricola SA	2,100	9,077

		75,954
CANADA — 8.56%
Ag Growth International Inc.	1,029	41,478
Agrium Inc.	9,702	976,911
Clearwater Seafoods Inc.	2,058	18,841
Potash Corp. of Saskatchewan Inc.	61,761	1,125,349
Rogers Sugar Inc.	8,421	41,147

		2,203,726
CHINA — 1.58%
Century Sunshine Group Holdings Ltd.	41,875	1,593
China Agri-Industries Holdings Ltd.[a]	147,200	59,209
China BlueChemical Ltd. Class H	126,000	28,914
China Huishan Dairy Holdings Co. Ltd.[b]	294,000	109,919
China Modern Dairy Holdings Ltd.[a,b]	179,000	47,539
China Shengmu Organic Milk Ltd.[a,b,c]	105,000	30,999
First Tractor Co. Ltd. Class H	42,000	24,529
Hubei Sanonda Co. Ltd. Class B	12,900	11,342
Leyou Technologies Holdings Ltd.[a,b]	210,000	41,693
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	12,600	9,811
Sinofert Holdings Ltd.[b]	168,000	23,175
Tianjin TEDA Biomedical Engineering Co. Ltd.[a]	20,000	1,934
YuanShengTai Dairy Farm Ltd.[a]	189,000	17,056

		407,713
FINLAND — 0.10%
Ponsse OYJ	1,092	25,821

		25,821

Security	Shares	Value
FRANCE — 0.15%
Naturex[a]	462	$38,261

		38,261
GERMANY — 1.73%
K+S AG Registered[b]	14,028	284,895
KWS Saat SE	126	37,205
Suedzucker AG	5,481	123,029

		445,129
HONG KONG — 1.90%
WH Group Ltd.[c]	588,000	488,948

		488,948
INDONESIA — 0.97%
Charoen Pokphand Indonesia Tbk PT	556,500	129,347
Eagle High Plantations Tbk PTa	466,200	7,086
Japfa Comfeed Indonesia Tbk PT	363,300	44,768
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	222,600	29,811
PT Bisi International Tbk	138,600	18,664
Salim Ivomas Pratama Tbk PT	176,400	6,703
Sawit Sumbermas Sarana Tbk PT	130,200	13,162

		249,541
IRELAND — 0.23%
Origin Enterprises PLC	9,198	58,758

		58,758
ISRAEL — 0.69%
Israel Chemicals Ltd.	36,099	138,411
Israel Corp. Ltd. (The)[a]	252	38,866

		177,277
ITALY — 2.45%
CNH Industrial NV	74,004	631,167

		631,167
JAPAN — 7.05%
Hokuto Corp.	2,100	37,026
Iseki & Co. Ltd.	21,000	41,836
Kubota Corp.	77,700	1,177,996
Kumiai Chemical Industry Co. Ltd.[b]	4,200	25,065

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2016

Security	Shares	Value
Maruha Nichiro Corp.	2,100	$53,631
NH Foods Ltd.	14,000	361,964
Nihon Nohyaku Co. Ltd.	4,200	22,669
Nippon Beet Sugar Manufacturing Co. Ltd.	700	13,669
Sakata Seed Corp.	2,100	55,179
YAMABIKO Corp.	2,100	24,696

		1,813,731
MALAYSIA — 1.70%
Felda Global Ventures Holdings Bhd[b]	94,500	32,586
Genting Plantations Bhd	16,800	40,251
IOI Corp. Bhd	161,700	157,500
Kuala Lumpur Kepong Bhd	29,400	157,204
QL Resources Bhd	43,450	43,294
TDM Bhd	50,400	7,561

		438,396
MEXICO — 0.19%
Industrias Bachoco SAB de CV Series B	12,600	49,606

		49,606
NETHERLANDS — 0.34%
OCI NVa,b	5,964	86,833

		86,833
NORWAY — 5.64%
Austevoll Seafood ASA	7,203	67,688
Bakkafrost P/F	3,024	127,522
Leroy Seafood Group ASA	2,163	119,925
Marine Harvest ASA	28,203	507,201
Norway Royal Salmon ASA	1,029	24,053
Salmar ASA	3,948	123,822
Yara International ASA	12,999	480,984

		1,451,195
POLAND — 0.18%
Grupa Azoty SA	3,234	47,445

		47,445
RUSSIA — 0.50%
Acron JSC	611	32,407
PhosAgro PJSC GDR[d]	7,077	97,309

		129,716
SINGAPORE — 2.31%
Bumitama Agri Ltd.[b]	29,300	15,955

Security	Shares	Value
China XLX Fertiliser Ltd.	21,000	$6,579
First Resources Ltd.[b]	42,000	55,711
Golden Agri-Resources Ltd.	514,500	154,450
Indofood Agri Resources Ltd.	12,600	4,750
Japfa Ltd.[b]	27,300	16,962
Wilmar International Ltd.	138,600	340,598

		595,005
SOUTH AFRICA — 0.48%
Astral Foods Ltd.	2,835	25,063
Oceana Group Ltd.	3,045	26,171
Tongaat Hulett Ltd.	7,770	72,020

		123,254
SOUTH KOREA — 0.38%
Dongwon Industries Co. Ltd.	105	28,966
Easy Bio Inc.	2,835	14,429
Farmsco[a]	1,302	13,587
Harim Co. Ltd.[a]	1,964	7,585
Namhae Chemical Corp.	2,226	15,347
Nong Woo Bio Co. Ltd.[a]	840	11,030
Sajo Industries Co. Ltd.[a]	105	5,829

		96,773
SPAIN — 0.00%
Pescanova SAa	414	—

		—
SWEDEN — 0.09%
Scandi Standard AB	3,801	22,130

		22,130
SWITZERLAND — 10.15%
Syngenta AG Registered	6,846	2,613,665

		2,613,665
TAIWAN — 0.32%
Charoen Pokphand Enterprise	21,000	30,242
Taiwan Fertilizer Co. Ltd.	42,000	53,434

		83,676
THAILAND — 0.80%
Charoen Pokphand Foods PCL NVDR	202,700	163,333
GFPT PCL NVDR[b]	41,000	16,777
Khon Kaen Sugar Industry PCL NVDR	92,554	10,376
Thaifoods Group PCL NVDR	84,000	16,598

		207,084

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2016

Security	Shares	Value
TURKEY — 0.03%
Gubre Fabrikalari TAS	5,544	$6,920

		6,920
UNITED KINGDOM — 0.27%
Sirius Minerals PLC[a]	304,923	68,575

		68,575
UNITED STATES — 46.39%
AGCO Corp.	4,746	264,827
AgroFresh Solutions Inc.[a]	1,638	4,586
American Vanguard Corp.	2,247	40,895
Archer-Daniels-Midland Co.	42,987	1,858,328
Bunge Ltd.	10,248	699,733
Cal-Maine Foods Inc.[b]	2,163	88,034
CF Industries Holdings Inc.	17,174	497,015
Darling Ingredients Inc.[a]	11,739	158,594
Deere & Co.	19,614	1,965,323
FMC Corp.	9,933	557,440
Fresh Del Monte Produce Inc.	2,520	156,265
Ingredion Inc.	5,355	628,570
Lindsay Corp.	777	65,486
Monsanto Co.	32,298	3,317,328
Mosaic Co. (The)	24,339	691,228
Omega Protein Corp.[a]	1,680	40,236
Sanderson Farms Inc.	1,554	125,330
Scotts Miracle-Gro Co. (The) Class A	3,528	322,001
Titan International Inc.	3,087	35,686
Toro Co. (The)	8,022	424,604

		11,941,509

TOTAL COMMON STOCKS (Cost: $27,965,603)		24,892,194

INVESTMENT COMPANIES — 1.94%

INDIA — 1.94%
iShares India 50 ETF[e]	18,165	500,627

		500,627

TOTAL INVESTMENT COMPANIES (Cost: $510,178)		500,627

Security	Shares	Value
PREFERRED STOCKS — 0.80%

CHILE — 0.80%
Sociedad Quimica y Minera de Chile SA Series B	7,182	205,029

		205,029

TOTAL PREFERRED STOCKS (Cost: $192,054)		205,029

SHORT-TERM INVESTMENTS — 3.32%

MONEY MARKET FUNDS — 3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[f,g,h]	829,669	829,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[f,g]	25,101	25,101

		855,019

TOTAL SHORT-TERM INVESTMENTS (Cost: $854,899)		855,019

TOTAL INVESTMENTS IN SECURITIES — 102.76% (Cost: $29,522,734)[i]		26,452,869
Other Assets, Less Liabilities — (2.76)%		(710,929)

NET ASSETS — 100.00%		$25,741,940

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $29,771,578. Net unrealized depreciation was $3,318,709, of which $1,998,709 represented gross unrealized appreciation on securities and $5,317,418 represented gross unrealized depreciation on securities.

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares India 50 ETF	18,711	1,080	(1,626)	18,165	$500,627	$—	$9,022

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$24,892,194	$—	$0	[a]	$24,892,194
Investment companies	500,627	—	—		500,627
Preferred stocks	205,029	—	—		205,029
Money market funds	855,019	—	—		855,019

Total	$26,452,869	$—	$0	[a]	$26,452,869

[a]	Rounds to less than $1.

145

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.31%

AUSTRALIA — 1.42%
AWE Ltd.[a,b]	8,911	$3,950
Beach Energy Ltd.	20,996	12,410
Karoon Gas Australia Ltd.[a,b]	4,978	6,841
Oil Search Ltd.	25,265	120,403
Santos Ltd.	28,557	82,921
Whitehaven Coal Ltd.[a]	10,621	21,580
Woodside Petroleum Ltd.	13,281	290,651

		538,756
AUSTRIA — 0.25%
OMV AG	2,907	94,039

		94,039
BRAZIL — 0.81%
Petroleo Brasileiro SAa	55,100	300,871
QGEP Participacoes SA	3,800	6,202

		307,073
CANADA — 9.10%
Advantage Oil & Gas Ltd.[a]	3,287	23,810
ARC Resources Ltd.	6,028	105,443
Baytex Energy Corp.[a,b]	3,650	15,636
Birchcliff Energy Ltd.[a,b]	2,546	17,193
Bonavista Energy Corp.	2,964	9,898
Bonterra Energy Corp.	532	10,481
Cameco Corp.	7,771	71,434
Canadian Natural Resources Ltd.	20,045	675,770
Cardinal Energy Ltd.[b]	1,012	7,263
Cenovus Energy Inc.	15,124	233,620
Crescent Point Energy Corp.	8,873	112,843
Crew Energy Inc.[a]	3,363	18,508
Denison Mines Corp.[a,b]	5,111	2,167
Encana Corp.	16,834	211,207
Enerplus Corp.	3,990	34,481
Freehold Royalties Ltd.	970	9,623
Husky Energy Inc.[a]	6,973	81,782
Imperial Oil Ltd.	5,548	189,761
Kelt Exploration Ltd.[a]	2,401	11,410
MEG Energy Corp.[a,b]	2,926	14,776
NuVista Energy Ltd.[a]	2,774	14,400

Security	Shares	Value
Painted Pony Petroleum Ltd.[a]	1,843	$13,035
Paramount Resources Ltd. Class Aa,b	1,292	16,681
Parex Resources Inc.[a]	1,900	24,785
Pengrowth Energy Corp.[b]	10,679	16,202
Penn West Petroleum Ltd.[a,b]	3,458	6,018
Peyto Exploration & Development Corp.	3,363	82,687
PrairieSky Royalty Ltd.	3,819	93,132
Raging River Exploration Inc.[a]	3,667	28,990
Seven Generations Energy Ltd. Class Aa,b	4,370	100,556
Suncor Energy Inc.	29,374	934,568
Surge Energy Inc.	5,168	10,762
TORC Oil & Gas Ltd.	1,482	9,269
Tourmaline Oil Corp.[a]	3,895	104,979
Vermilion Energy Inc.	2,451	99,327
Whitecap Resources Inc.	4,199	37,381

		3,449,878
CHINA — 2.22%
China Coal Energy Co. Ltd. Class Ha,b	57,000	28,733
China Shenhua Energy Co. Ltd. Class H	57,000	118,017
CNOOC Ltd.	323,000	407,256
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	95
MIE Holdings Corp.[a]	32,000	3,135
PetroChina Co. Ltd. Class H	380,000	258,179
Yanzhou Coal Mining Co. Ltd. Class Hb	38,000	26,553

		841,968
COLOMBIA — 0.11%
Ecopetrol SAa	99,522	42,986

		42,986
FINLAND — 0.27%
Neste OYJ	2,508	103,094

		103,094
FRANCE — 5.01%
Esso SA Francaise[a]	247	9,129
Etablissements Maurel et Prom[a,b]	6,612	28,898
Total SA	39,007	1,860,175

		1,898,202
GREECE — 0.04%
Motor Oil Hellas Corinth Refineries SA	1,065	13,805

		13,805

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2016

Security	Shares	Value
HUNGARY — 0.13%
MOL Hungarian Oil & Gas PLC	798	$49,873

		49,873
INDIA — 1.11%
Reliance Industries Ltd. GDR[c]	14,725	421,871

		421,871
INDONESIA — 0.28%
Adaro Energy Tbk PT	362,900	40,969
Indo Tambangraya Megah Tbk PT	5,700	6,729
Sugih Energy Tbk PTa	618,000	5,198
Tambang Batubara Bukit Asam Persero Tbk PT	9,500	8,272
United Tractors Tbk PT	28,500	44,162

		105,330
ISRAEL — 0.13%
Jerusalem Oil Exploration[a]	76	3,330
Naphtha Israel Petroleum Corp. Ltd.[a]	1,160	6,681
Oil Refineries Ltd.[a]	34,941	13,215
Paz Oil Co. Ltd.	152	25,334

		48,560
ITALY — 1.68%
Eni SpA	45,163	629,523
Saras SpA	4,074	7,230

		636,753
JAPAN — 1.17%
Cosmo Energy Holdings Co. Ltd.	1,900	24,178
Idemitsu Kosan Co. Ltd.	1,900	43,154
INPEX Corp.	19,000	180,921
Japan Petroleum Exploration Co. Ltd.	100	2,042
JX Holdings Inc.	41,800	160,091
Showa Shell Sekiyu KK	3,800	34,050

		444,436
NORWAY — 1.02%
Aker BP ASA	2,242	36,449
DNO ASA[a,b]	10,830	9,414
Statoil ASA	19,874	340,604

		386,467
POLAND — 0.34%
Grupa Lotos SAa	2,147	18,894
Lubelski Wegiel Bogdanka SAa	141	2,338

Security	Shares	Value
Polski Koncern Naftowy ORLEN SA	5,928	$108,108

		129,340
PORTUGAL — 0.23%
Galp Energia SGPS SA	6,324	85,634

		85,634
RUSSIA — 2.30%
Lukoil PJSC	4,503	220,147
Lukoil PJSC ADR	3,085	151,165
Novatek OJSC GDR[d]	1,584	187,070
Rosneft PJSC	9,280	49,199
Rosneft PJSC GDR[d]	10,061	52,921
Surgutneftegas OJSC	64,600	29,941
Surgutneftegas OJSC ADR	6,080	27,633
Tatneft PJSC Class S	25,650	154,953

		873,029
SOUTH AFRICA — 0.06%
Exxaro Resources Ltd.	3,363	23,161

		23,161
SOUTH KOREA — 0.56%
S-Oil Corp.	912	65,530
SK Innovation Co. Ltd.	1,140	148,711

		214,241
SPAIN — 0.71%
Repsol SA	20,083	268,431

		268,431
SWEDEN — 0.20%
Lundin Petroleum ABa	4,051	76,263

		76,263
THAILAND — 0.40%
Bangchak Petroleum PCL (The) NVDR	9,500	8,720
Banpu PCL NVDR[b]	24,700	12,946
Esso Thailand PCL NVDR[a]	41,800	15,464
IRPC PCL NVDR	218,500	29,640
PTT Exploration & Production PCL NVDR	22,831	52,791
Thai Oil PCL NVDR	15,200	31,525

		151,086
TURKEY — 0.14%
Tupras Turkiye Petrol Rafinerileri AS	2,717	54,280

		54,280

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2016

Security	Shares	Value
UNITED KINGDOM — 14.96%
Amerisur Resources PLC[a,b]	34,846	$12,626
BP PLC	323,361	1,856,212
Cairn Energy PLC[a]	10,279	26,892
EnQuest PLC ADR[a,b]	42,633	15,847
Faroe Petroleum PLC[a,b]	18,601	17,430
Ophir Energy PLC[a]	21,014	20,873
Premier Oil PLC[a]	11,742	8,729
Royal Dutch Shell PLC Class A	74,848	1,894,616
Royal Dutch Shell PLC Class B	64,809	1,715,400
SOCO International PLC	7,828	13,521
Stobart Group Ltd.	14,098	28,094
Tullow Oil PLC[a,b]	16,606	61,786

		5,672,026
UNITED STATES — 53.66%
Alon USA Energy Inc.	779	7,276
Anadarko Petroleum Corp.	9,823	679,260
Antero Resources Corp.[a]	2,736	67,005
Apache Corp.	6,783	447,339
Bill Barrett Corp.[a]	893	6,983
Cabot Oil & Gas Corp.	8,341	184,503
California Resources Corp.[a,b]	649	11,293
Callon Petroleum Co.[a]	2,470	43,571
Carrizo Oil & Gas Inc.[a]	1,026	43,441
Chesapeake Energy Corp.[a]	11,305	79,135
Chevron Corp.	33,003	3,681,815
Cimarex Energy Co.	1,767	243,634
Clayton Williams Energy Inc.[a]	95	10,706
Cobalt International Energy Inc.[a]	5,130	6,926
Concho Resources Inc.[a]	2,584	369,564
ConocoPhillips	21,964	1,065,693
CONSOL Energy Inc.	3,439	70,775
Continental Resources Inc./OKa	1,729	100,299
CVR Energy Inc.	684	11,443
Delek U.S. Holdings Inc.	1,159	23,307
Denbury Resources Inc.[a]	6,916	26,142
Devon Energy Corp.	8,322	402,202
Diamondback Energy Inc.[a]	1,444	155,735
Energen Corp.	1,729	107,319
EOG Resources Inc.	10,165	1,042,116
EQT Corp.	3,211	225,027
Exxon Mobil Corp.	72,428	6,322,964
Gran Tierra Energy Inc.[a]	665	1,929
Gulfport Energy Corp.[a,b]	2,166	55,645

Security	Shares	Value
Hess Corp.	5,092	$284,948
HollyFrontier Corp.	3,135	90,194
Kosmos Energy Ltd.[a]	1,843	9,768
Laredo Petroleum Inc.[a]	2,698	43,141
Marathon Oil Corp.	14,383	259,757
Marathon Petroleum Corp.	9,272	435,969
Matador Resources Co.[a]	1,235	32,900
Murphy Oil Corp.	3,173	107,596
Newfield Exploration Co.[a]	3,572	161,526
Noble Energy Inc.	7,733	295,091
Oasis Petroleum Inc.[a]	3,420	51,197
Occidental Petroleum Corp.	13,300	949,088
Par Pacific Holdings Inc.[a]	647	9,576
Parsley Energy Inc. Class Aa	2,812	107,278
PBF Energy Inc.	1,710	41,023
PDC Energy Inc.[a]	1,045	77,800
Pioneer Natural Resources Co.	3,002	573,502
QEP Resources Inc.	3,933	77,323
Range Resources Corp.	3,627	127,598
Resolute Energy Corp.[a]	152	5,098
RSP Permian Inc.[a]	1,824	81,442
Sanchez Energy Corp.[a,b]	705	5,929
SM Energy Co.	1,444	57,558
Southwestern Energy Co.[a]	8,417	95,533
Synergy Resources Corp.[a]	2,299	21,818
Tesoro Corp.	2,071	168,476
Valero Energy Corp.	8,132	500,606
Western Refining Inc.	1,387	49,752
Whiting Petroleum Corp.[a]	4,106	50,175
WPX Energy Inc.[a]	5,624	87,397

		20,352,106

TOTAL COMMON STOCKS (Cost: $38,798,756)		37,282,688

PREFERRED STOCKS — 0.99%

BRAZIL — 0.83%
Petroleo Brasileiro SA	66,500	314,560

		314,560
RUSSIA — 0.16%
Surgutneftegas OJSC	125,400	61,268

		61,268

TOTAL PREFERRED STOCKS (Cost: $278,499)		375,828

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	463,181	$463,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[e,f]	12,261	12,261

		475,581

TOTAL SHORT-TERM INVESTMENTS (Cost: $475,470)		475,581

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $39,552,725)[h]		38,134,097
Other Assets, Less Liabilities — (0.55)%		(209,891)

NET ASSETS — 100.00%		$37,924,206

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $40,185,475. Net unrealized depreciation was $2,051,378, of which $1,959,312 represented gross unrealized appreciation on securities and $4,010,690 represented gross unrealized depreciation on securities.

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$37,277,490	$5,198	$—	$37,282,688
Preferred stocks	375,828	—	—	375,828
Money market funds	475,581	—	—	475,581

Total	$38,128,899	$5,198	$—	$38,134,097

150

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 101.44%

AUSTRALIA — 10.64%
Metals X Ltd.[a,b]	1,580,065	$747,156
Newcrest Mining Ltd.	1,482,936	21,409,333
St. Barbara Ltd.[a,b]	2,056,788	3,358,443
Westgold Resources Ltd.[b]	1,306,881	1,322,857

		26,837,789
CANADA — 54.64%
Agnico Eagle Mines Ltd.	276,741	11,361,076
Alacer Gold Corp.[a,b]	1,474,206	2,697,119
Asanko Gold Inc.[b]	391,686	1,372,037
Barrick Gold Corp.	2,383,581	35,720,034
Centerra Gold Inc.	792,057	4,088,112
China Gold International Resources Corp. Ltd.[a,b]	1,262,649	2,591,783
Eldorado Gold Corp.[b]	2,042,046	5,619,195
Endeavour Mining Corp.[b]	133,278	2,005,216
Goldcorp Inc.	1,643,859	21,676,052
Guyana Goldfields Inc.[b]	332,613	1,360,532
IAMGOLD Corp.[b]	1,432,707	5,242,391
Kinross Gold Corp.[b]	3,261,237	10,768,922
Kirkland Lake Gold Inc.[b]	473,457	2,626,796
New Gold Inc.[a,b]	1,569,072	5,589,659
Newmarket Gold Inc.[b]	201,081	533,883
Primero Mining Corp.[a,b]	1,783,039	1,564,767
Richmont Mines Inc.[a,b]	363,168	2,349,815
SEMAFO Inc.[b]	1,207,650	3,673,426
Silver Standard Resources Inc.[b]	248,805	2,459,184
Tahoe Resources Inc.	682,395	6,551,926
Yamana Gold Inc.	2,647,518	7,895,692

		137,747,617
HONG KONG — 0.54%
G-Resources Group Ltd.	71,694,000	1,358,708

		1,358,708
PERU — 2.52%
Cia. de Minas Buenaventura SAA ADR	569,487	6,361,170

		6,361,170

Security	Shares	Value
SOUTH AFRICA — 10.18%
AngloGold Ashanti Ltd.[b]	903,846	$10,010,048
Gold Fields Ltd.	2,319,561	7,375,629
Harmony Gold Mining Co. Ltd.	1,521,348	3,424,220
Sibanye Gold Ltd.	2,331,783	4,849,344

		25,659,241
TURKEY — 0.85%
Koza Altin Isletmeleri ASb	470,114	2,142,989

		2,142,989
UNITED KINGDOM — 6.95%
Acacia Mining PLC	74,205	367,973
Centamin PLC	3,404,118	5,524,785
Randgold Resources Ltd.	163,260	11,626,694

		17,519,452
UNITED STATES — 15.12%
McEwen Mining Inc.	1,058,367	2,995,178
Newmont Mining Corp.	1,082,520	35,116,949

		38,112,127

TOTAL COMMON STOCKS (Cost: $295,929,543)		255,739,093

RIGHTS — 0.01%

CANADA — 0.01%
Yamana Gold Inc.[b]	171,963	42,204

		42,204

TOTAL RIGHTS (Cost: $72,615)		42,204

SHORT-TERM INVESTMENTS — 2.17%

MONEY MARKET FUNDS — 2.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	5,082,983	5,084,507
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	384,518	384,518

		5,469,025

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,467,792)		5,469,025

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.62% (Cost: $301,469,950)[f]	$261,250,322
Other Assets, Less Liabilities — (3.62)%	(9,135,426)

NET ASSETS — 100.00%	$252,114,896

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $321,704,302. Net unrealized depreciation was $60,453,980, of which $4,418,980 represented gross unrealized appreciation on securities and $64,872,960 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$254,416,236	$1,322,857	$—	$255,739,093
Rights	42,204	—	—	42,204
Money market funds	5,469,025	—	—	5,469,025

Total	$259,927,465	$1,322,857	$—	$261,250,322

152

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 96.59%

AUSTRALIA — 17.55%
Alumina Ltd.	1,123,100	$1,373,323
Arrium Ltd.[a,b]	727,228	5
BHP Billiton Ltd.	1,474,440	26,592,004
BlueScope Steel Ltd.	262,240	1,747,679
Fortescue Metals Group Ltd.	707,740	3,069,503
Galaxy Resources Ltd.[a,b]	689,040	218,912
Iluka Resources Ltd.	197,120	891,329
Independence Group NLa	226,160	716,852
Jacana Minerals Ltd.[a,b]	6,808	—
Mineral Resources Ltd.	61,380	570,057
Orocobre Ltd.[a,b]	88,880	295,510
OZ Minerals Ltd.	133,540	776,501
Pilbara Minerals Ltd.[b]	465,080	187,275
Rio Tinto Ltd.	196,020	8,363,895
Sandfire Resources NLa	68,200	291,756
Sims Metal Management Ltd.	79,640	735,525
South32 Ltd.	2,460,480	4,926,577
Syrah Resources Ltd.[a,b]	111,760	230,381
Western Areas Ltd.[a,b]	110,000	242,195

		51,229,279
AUSTRIA — 0.66%
Voestalpine AG	51,040	1,935,891

		1,935,891
BELGIUM — 0.34%
Bekaert SA	18,040	753,130
Nyrstar NVa,b	35,210	245,245

		998,375
BRAZIL — 2.07%
Cia. Siderurgica Nacional SAb	293,400	1,078,185
Vale SA	599,100	4,969,918

		6,048,103
CANADA — 5.68%
Altius Minerals Corp.[a]	20,240	190,870
Canam Group Inc.	17,600	125,658
Dominion Diamond Corp.	41,360	394,652
First Quantum Minerals Ltd.	315,920	3,604,204
HudBay Minerals Inc.	107,360	723,398
Imperial Metals Corp.[a,b]	23,320	104,061
Ivanhoe Mines Ltd. Class Ab	291,500	511,632

Security	Shares	Value
Labrador Iron Ore Royalty Corp.	26,400	$342,419
Lucara Diamond Corp.	155,320	376,575
Lundin Mining Corp.[a,b]	296,120	1,451,310
Major Drilling Group International Inc.	41,360	187,944
Nevsun Resources Ltd.	63,410	203,255
Stornoway Diamond Corp.[b]	245,080	184,092
Teck Resources Ltd. Class B	261,360	6,610,779
Turquoise Hill Resources Ltd.[b]	467,720	1,561,849

		16,572,698
CHILE — 0.08%
CAP SA	33,486	244,435

		244,435
CHINA — 0.99%
Aluminum Corp. of China Ltd. Class Ha,b	1,760,000	785,081
China Daye Non-Ferrous Metals Mining Ltd.[b]	3,080,000	59,165
China Metal Recycling Holdings Ltd.[b]	132,000	—
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	91,074	95,172
Jiangxi Copper Co. Ltd. Class H	710,000	1,085,598
MMG Ltd.[a,b]	636,000	178,747
North Mining Shares Co. Ltd.[a,b]	8,800,000	189,463
Shougang Concord International Enterprises Co. Ltd.[b]	4,400,000	155,995
Shougang Fushan Resources Group Ltd.[a]	1,320,000	284,195
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	440,000	66,936

		2,900,352
EGYPT — 0.01%
Ezz Steel[b]	44,480	29,003

		29,003
FINLAND — 0.46%
Outokumpu OYJ[a,b]	130,684	1,010,609
Outotec OYJ[b]	61,100	325,371

		1,335,980
FRANCE — 2.56%
APERAM SA	21,193	949,844
ArcelorMittal[b]	836,881	6,327,976
Eramet[a,b]	3,080	194,402

		7,472,222
GERMANY — 1.78%
Aurubis AGa	16,720	886,208

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2016

Security	Shares	Value
Salzgitter AG	17,600	$575,598
ThyssenKrupp AG	164,560	3,739,187

		5,200,993
INDIA — 0.75%
Tata Steel Ltd. GDR[a,c]	361,900	2,196,733

		2,196,733
INDONESIA — 0.20%
Aneka Tambang Persero Tbk PTb	4,312,038	308,628
Krakatau Steel Persero Tbk PTb	1,692,653	105,537
Timah Persero Tbk PT	1,766,067	157,027

		571,192
JAPAN — 9.12%
Asahi Holdings Inc.	4,900	86,780
Daido Steel Co. Ltd.	58,000	238,729
Dowa Holdings Co. Ltd.	71,000	547,089
Hitachi Metals Ltd.	88,000	1,154,592
JFE Holdings Inc.	267,300	3,917,601
Kobe Steel Ltd.[b]	176,000	1,666,629
Maruichi Steel Tube Ltd.	44,000	1,422,967
Mitsubishi Materials Corp.	45,500	1,351,683
Mitsui Mining & Smelting Co. Ltd.	441,000	1,029,497
Nakayama Steel Works Ltd.[b]	44,000	273,395
Neturen Co. Ltd.	44,000	350,625
Nippon Denko Co. Ltd.	132,000	264,127
Nippon Light Metal Holdings Co. Ltd.	352,000	787,748
Nippon Steel & Sumitomo Metal Corp.	374,440	8,060,918
Nisshin Steel Co. Ltd.	44,000	565,712
OSAKA Titanium Technologies Co. Ltd.[a,b]	1,800	25,433
Sumitomo Metal Mining Co. Ltd.	220,000	2,950,195
Toho Titanium Co. Ltd.[a]	44,000	293,475
Tokyo Steel Manufacturing Co. Ltd.	66,000	477,862
Topy Industries Ltd.	4,400	111,366
Toyo Kohan Co. Ltd.	88,000	290,386
UACJ Corp.	43,386	125,652
Yamato Kogyo Co. Ltd.	22,000	627,496

		26,619,957
MALAYSIA — 0.08%
Press Metal Bhd	616,000	230,345

		230,345

Security	Shares	Value
MEXICO — 1.88%
Grupo Mexico SAB de CV Series B	1,760,000	$4,840,054
Industrias CH SAB de CV Series Ba,b	66,000	372,224
Minera Frisco SAB de CV Series A1[a,b]	352,000	271,490

		5,483,768
NETHERLANDS — 0.04%
AMG Advanced Metallurgical Group NV	7,040	112,468

		112,468
NORWAY — 1.01%
Norsk Hydro ASA	626,560	2,954,267

		2,954,267
PERU — 0.45%
Southern Copper Corp.	40,480	1,328,958

		1,328,958
PHILIPPINES — 0.04%
Nickel Asia Corp.	625,000	103,811

		103,811
POLAND — 0.69%
Boryszew SAb	87,780	167,517
Jastrzebska Spolka Weglowa SAb	23,650	467,014
KGHM Polska Miedz SA	66,000	1,375,404

		2,009,935
RUSSIA — 2.52%
Alrosa PJSC	1,144,000	1,656,253
Mechel PJSC[b]	31,332	186,739
MMC Norilsk Nickel PJSC	25,080	4,057,464
Severstal PJSC	96,800	1,459,308

		7,359,764
SINGAPORE — 0.03%
Midas Holdings Ltd.[a]	620,800	97,515

		97,515
SOUTH AFRICA — 0.90%
African Rainbow Minerals Ltd.	49,280	377,341
Anglo American Platinum Ltd.[a,b]	25,080	516,754
Assore Ltd.	16,280	265,041
Impala Platinum Holdings Ltd.[b]	286,880	904,026
Northam Platinum Ltd.[b]	155,980	459,391
Royal Bafokeng Platinum Ltd.[b]	36,520	92,457

		2,615,010

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2016

Security	Shares	Value
SOUTH KOREA — 3.82%
Dongkuk Steel Mill Co. Ltd.[b]	26,470	$219,857
Hyundai Steel Co.	36,080	1,540,047
Jenax Inc.[b]	6,160	145,168
KISCO Corp.	2,206	68,781
KISWIRE Ltd.	2,731	97,648
Korea Zinc Co. Ltd.	3,960	1,598,837
Poongsan Corp.	11,440	379,686
Poongsan Holdings Corp.	3,080	125,144
POSCO	31,680	6,761,182
Seah Besteel Corp.	5,720	120,609
SeAH Steel Corp.	1,347	99,667

		11,156,626
SPAIN — 0.36%
Acerinox SA	72,714	914,050
Tubacex SA	44,880	126,877

		1,040,927
SWEDEN — 1.63%
Boliden AB	128,040	3,303,632
Granges AB	37,620	346,371
SSAB AB Class Aa,b	103,431	399,406
SSAB AB Class Ba,b	222,579	722,080

		4,771,489
SWITZERLAND — 0.06%
Schmolz + Bickenbach AG Registered[a,b]	252,120	163,353

		163,353
TAIWAN — 2.00%
China Metal Products	440,011	461,092
China Steel Corp.	5,720,612	4,487,036
Feng Hsin Steel Co. Ltd.	440,000	625,357
TA Chen Stainless Pipe	33,559	19,373
Ton Yi Industrial Corp.	70,000	29,978
Tung Ho Steel Enterprise Corp.	75,000	51,297
Yieh Phui Enterprise Co. Ltd.[b]	440,440	169,969

		5,844,102
THAILAND — 0.03%
STP & I PCL NVDR[a]	271,160	80,559

		80,559
TURKEY — 0.36%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	31,460	71,108
Eregli Demir ve Celik Fabrikalari TAS	628,760	863,701

Security	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da	353,343	$106,143

		1,040,952
UNITED KINGDOM — 24.91%
Anglo American PLC[b]	644,600	9,543,557
Antofagasta PLC[a]	180,840	1,556,737
BHP Billiton PLC	971,960	15,950,712
Evraz PLC[b]	155,103	464,698
Ferrexpo PLC[b]	61,380	101,037
Glencore PLC[b]	5,621,660	19,617,204
KAZ Minerals PLC[b]	114,840	520,263
Lonmin PLC[b]	128,920	240,804
Petra Diamonds Ltd.	248,820	512,323
Rio Tinto PLC	570,900	21,327,150
Vedanta Ltd. ADR	187,713	2,515,354
Vedanta Resources PLC	35,640	375,376

		72,725,215
UNITED STATES — 13.53%
AK Steel Holding Corp.[b]	135,960	1,241,315
Alcoa Corp.	62,748	1,817,809
Allegheny Technologies Inc.	47,960	841,218
Carpenter Technology Corp.	22,440	802,679
Century Aluminum Co.[a,b]	24,640	227,181
Cliffs Natural Resources Inc.[b]	97,680	860,561
Commercial Metals Co.	52,360	1,152,444
Compass Minerals International Inc.	16,720	1,296,636
Freeport-McMoRan Inc.	574,640	8,820,724
Haynes International Inc.	5,720	249,220
Kaiser Aluminum Corp.	7,490	617,101
Materion Corp.	11,880	455,598
Nucor Corp.	145,640	9,057,352
Reliance Steel & Aluminum Co.	33,000	2,676,300
Schnitzer Steel Industries Inc. Class A	11,440	319,176
Steel Dynamics Inc.	111,320	3,949,634
Stillwater Mining Co.[b]	58,080	872,942
SunCoke Energy Inc.	26,400	301,488
TimkenSteel Corp.[b]	15,620	246,796
U.S. Steel Corp.	75,240	2,433,262
Worthington Industries Inc.	22,440	1,262,923

		39,502,359

TOTAL COMMON STOCKS (Cost: $259,407,016)		281,976,636

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2016

Security	Shares	Value
PREFERRED STOCKS — 3.23%

BRAZIL — 3.23%
Bradespar SA	88,000	$388,943
Gerdau SA	418,000	1,674,472
Metalurgica Gerdau SA	264,000	455,805
Usinas Siderurgicas de Minas Gerais SA Class A	220,000	269,919
Vale SA	880,000	6,647,154

		9,436,293

TOTAL PREFERRED STOCKS (Cost: $5,099,166)		9,436,293

RIGHTS — 0.01%

CHINA — 0.01%
MMG Ltd.[b]	246,000	20,614

		20,614

TOTAL RIGHTS (Cost: $0)		20,614

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	8,816,877	8,819,522
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	517,123	517,123

		9,336,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,334,604)		9,336,645

TOTAL INVESTMENTS IN SECURITIES — 103.03% (Cost: $273,840,786)[g]		300,770,188
Other Assets, Less Liabilities — (3.03)%		(8,836,795)

NET ASSETS — 100.00%		$291,933,393

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $284,895,276. Net unrealized appreciation was $15,874,912, of which $34,713,172 represented gross unrealized appreciation on securities and $18,838,260 represented gross unrealized depreciation on securities.

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$281,976,631	$—	$5	$281,976,636
Preferred stocks	9,436,293	—	—	9,436,293
Rights	20,614	—	—	20,614
Money market funds	9,336,645	—	—	9,336,645

Total	$300,770,183	$—	$5	$300,770,188

157

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 100.50%

CANADA — 64.18%
Alexco Resource Corp.[a,b]	495,900	$641,727
Americas Silver Corp.[a,b]	2,484,630	452,725
Dalradian Resources Inc.[a,b]	860,244	876,494
Dundee Precious Metals Inc.[a]	326,439	497,695
Endeavour Silver Corp.[a,b]	317,205	1,207,861
Excellon Resources Inc.[a,b]	569,259	592,714
First Majestic Silver Corp.[a,b]	316,236	2,801,109
Fortuna Silver Mines Inc.[a]	344,679	2,081,506
GoGold Resources Inc.[a,b]	559,792	241,469
Great Panther Silver Ltd.[a,b]	523,431	790,246
Klondex Mines Ltd.[a]	298,167	1,441,384
Levon Resources Ltd.[a]	1,754,175	410,951
MAG Silver Corp.[a,b]	161,391	1,999,683
Mandalay Resources Corp.	1,024,689	510,592
Minco Silver Corp.[a,b]	571,140	382,289
Pan American Silver Corp.	174,192	2,931,701
Primero Mining Corp.[a,b]	558,458	490,094
Silver Standard Resources Inc.[a]	267,330	2,642,285
Silver Wheaton Corp.	747,783	13,592,010
Silvercorp Metals Inc.[b]	520,239	1,319,363
Tahoe Resources Inc.	465,519	4,469,619

		40,373,517
CHINA — 0.59%
China Silver Group Ltd.[b]	2,166,000	368,602

		368,602
HONG KONG — 0.58%
G-Resources Group Ltd.	19,416,000	367,962

		367,962
MEXICO — 7.20%
Industrias Penoles SAB de CV	209,760	4,526,451

		4,526,451
PERU — 4.61%
Cia. de Minas Buenaventura SAA ADR	259,521	2,898,850

		2,898,850
UNITED KINGDOM — 10.97%
Fresnillo PLC	342,741	5,138,648
Hochschild Mining PLC	646,608	1,763,585

		6,902,233

Security	Shares	Value
UNITED STATES — 12.37%
Coeur Mining Inc.[a]	290,358	$2,801,955
Hecla Mining Co.	477,033	2,900,360
McEwen Mining Inc.	573,990	1,624,392
Solitario Exploration & Royalty Corp.[a]	588,234	452,940

		7,779,647

TOTAL COMMON STOCKS (Cost: $67,955,280)		63,217,262

SHORT-TERM INVESTMENTS — 8.83%

MONEY MARKET FUNDS — 8.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	5,528,134	5,529,792
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	24,799	24,799

		5,554,591

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,552,964)		5,554,591

TOTAL INVESTMENTS IN SECURITIES — 109.33% (Cost: $73,508,244)[f]		68,771,853
Other Assets, Less Liabilities — (9.33)%		(5,868,541)

NET ASSETS — 100.00%		$62,903,312

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $77,707,466. Net unrealized depreciation was $8,935,613, of which $4,370,669 represented gross unrealized appreciation on securities and $13,306,282 represented gross unrealized depreciation on securities.

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$63,217,262	$—	$—	$63,217,262
Money market funds	5,554,591	—	—	5,554,591

Total	$68,771,853	$—	$—	$68,771,853

159

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.61%

AIRLINES — 0.38%
Cathay Pacific Airways Ltd.[a]	5,256,000	$7,114,927

		7,114,927
BANKS — 7.85%
Bank of East Asia Ltd. (The)[a]	5,343,610	22,148,358
BOC Hong Kong Holdings Ltd.	16,404,500	61,543,444
Hang Seng Bank Ltd.	3,389,800	64,241,728

		147,933,530
CAPITAL MARKETS — 7.15%
Hong Kong Exchanges & Clearing Ltd.[a]	5,125,000	134,787,569

		134,787,569
DIVERSIFIED FINANCIAL SERVICES — 0.35%
First Pacific Co. Ltd./Hong Kong	9,472,999	6,655,946

		6,655,946
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.39%
HKT Trust & HKT Ltd.	11,726,500	15,299,412
PCCW Ltd.	18,826,169	10,946,223

		26,245,635
ELECTRIC UTILITIES — 8.74%
Cheung Kong Infrastructure Holdings Ltd.	2,934,000	24,510,994
CLP Holdings Ltd.	7,278,200	71,171,378
HK Electric Investments & HK Electric Investments Ltd.[b]	11,730,000	10,343,795
Power Assets Holdings Ltd.	6,150,500	58,677,006

		164,703,173
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.63%
Link REIT	9,936,500	68,406,993

		68,406,993
FOOD PRODUCTS — 1.57%
WH Group Ltd.[b]	35,653,500	29,647,473

		29,647,473
GAS UTILITIES — 3.34%
Hong Kong & China Gas Co. Ltd.[a]	33,822,912	62,965,694

		62,965,694
HOTELS, RESTAURANTS & LEISURE — 8.31%
Galaxy Entertainment Group Ltd.[a]	10,414,000	51,689,711
Melco Crown Entertainment Ltd. ADR	841,966	16,553,052

Security	Shares	Value
MGM China Holdings Ltd.	4,228,288	$9,386,929
Sands China Ltd.	10,734,800	52,866,812
Shangri-La Asia Ltd.	5,578,000	6,076,605
SJM Holdings Ltd.	8,815,000	7,136,870
Wynn Macau Ltd.[a]	6,886,800	12,767,391

		156,477,370
HOUSEHOLD DURABLES — 1.26%
Techtronic Industries Co. Ltd.	6,088,647	23,744,989

		23,744,989
INDUSTRIAL CONGLOMERATES — 11.54%
CK Hutchison Holdings Ltd.	11,973,267	145,871,443
Jardine Matheson Holdings Ltd.	1,103,600	59,815,120
NWS Holdings Ltd.	6,786,000	11,723,154

		217,409,717
INSURANCE — 17.28%
AIA Group Ltd.	53,399,400	325,629,185

		325,629,185
REAL ESTATE MANAGEMENT & DEVELOPMENT — 23.27%
Cheung Kong Property Holdings Ltd.	11,929,267	81,664,646
Hang Lung Group Ltd.	3,925,000	14,421,496
Hang Lung Properties Ltd.	9,952,000	22,427,331
Henderson Land Development Co. Ltd.	4,828,966	26,676,619
Hongkong Land Holdings Ltd.	5,221,600	33,470,456
Hysan Development Co. Ltd.	2,779,000	12,252,944
Kerry Properties Ltd.	2,895,500	8,287,096
New World Development Co. Ltd.	25,023,066	27,872,766
Sino Land Co. Ltd.	13,646,000	21,463,029
Sun Hung Kai Properties Ltd.	6,416,000	83,956,863
Swire Pacific Ltd. Class A	2,403,500	23,936,928
Swire Properties Ltd.	5,175,800	15,647,542
Wharf Holdings Ltd. (The)	6,051,150	44,857,139
Wheelock & Co. Ltd.	3,598,357	21,386,070

		438,320,925
ROAD & RAIL — 1.74%
MTR Corp. Ltd.	6,546,083	32,744,551

		32,744,551
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
ASM Pacific Technology Ltd.[a]	1,077,200	10,769,709

		10,769,709

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

November 30, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.24%
Li & Fung Ltd.[a]	26,060,000	$11,422,972
Yue Yuen Industrial Holdings Ltd.	3,284,500	11,835,235

		23,258,207

TOTAL COMMON STOCKS (Cost: $2,028,648,170)		1,876,815,593

SHORT-TERM INVESTMENTS — 6.73%

MONEY MARKET FUNDS — 6.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	126,567,195	126,605,165
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	144,220	144,220

		126,749,385

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,730,572)		126,749,385

Value
TOTAL INVESTMENTS IN SECURITIES — 106.34% (Cost: $2,155,378,742)[f]	$2,003,564,978
Other Assets, Less Liabilities — (6.34)%	(119,500,340)

NET ASSETS — 100.00%	$1,884,064,638

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,172,081,166. Net unrealized depreciation was $168,516,188, of which $35,549,751 represented gross unrealized appreciation on securities and $204,065,939 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Hang Seng Index	43	Dec. 2016	Hong Kong Futures	$6,281,805	$6,325,837	$44,032

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,876,815,593	$—	$—	$1,876,815,593
Money market funds	126,749,385	—	—	126,749,385

Total	$2,003,564,978	$—	$—	$2,003,564,978

Derivative financial instruments[a]:
Assets:
Futures contracts	$44,032	$—	$—	$44,032

Total	$44,032	$—	$—	$44,032

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

161

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.37%
Elbit Systems Ltd.	20,799	$2,103,824

		2,103,824
AIRLINES — 0.12%
El Al Israel Airlines	131,291	106,844

		106,844
BANKS — 15.33%
Bank Hapoalim BM	876,623	5,272,680
Bank Leumi le-Israel BMa	990,511	4,030,353
First International Bank of Israel Ltd.[b]	43,419	595,696
Israel Discount Bank Ltd. Class Aa	948,118	1,933,875
Mizrahi Tefahot Bank Ltd.	126,286	1,769,170

		13,601,774
BUILDING PRODUCTS — 0.64%
Caesarstone Ltd.[a]	20,973	570,466

		570,466
CHEMICALS — 4.82%
Frutarom Industries Ltd.	34,523	1,854,962
Israel Chemicals Ltd.	464,946	1,782,703
Israel Corp. Ltd. (The)[a,b]	4,177	644,216

		4,281,881
COMMUNICATIONS EQUIPMENT — 1.37%
Ituran Location and Control Ltd.	23,623	589,394
Radware Ltd.[a,b]	46,880	628,661

		1,218,055
CONSTRUCTION & ENGINEERING — 1.49%
Electra Ltd./Israel	2,920	416,001
Shapir Engineering and Industry Ltd.	173,236	371,649
Shikun & Binui Ltd.[b]	287,781	533,167

		1,320,817
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.06%
B Communications Ltd.	16,995	374,352
Bezeq The Israeli Telecommunication Corp. Ltd.	1,748,204	3,228,379

		3,602,731
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.48%
Orbotech Ltd.[a]	41,410	1,311,455

		1,311,455

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.68%
REIT 1 Ltd.	204,392	$599,757

		599,757
FOOD & STAPLES RETAILING — 0.97%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,590	417,092
Shufersal Ltd.	118,997	445,397

		862,489
FOOD PRODUCTS — 0.84%
Strauss Group Ltd.	48,115	746,216

		746,216
HEALTH CARE EQUIPMENT & SUPPLIES — 0.11%
Mazor Robotics Ltd.[a]	8,392	98,719

		98,719
HOUSEHOLD DURABLES — 0.24%
SodaStream International Ltd.[a]	5,729	208,650

		208,650
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.32%
Kenon Holdings Ltd./Singapore[a,b]	32,613	283,266

		283,266
INSURANCE — 2.94%
Clal Insurance Enterprises Holdings Ltd.[a]	32,513	408,840
Harel Insurance Investments & Financial Services Ltd.	134,980	575,986
IDI Insurance Co. Ltd.	9,062	438,457
Menora Mivtachim Holdings Ltd.[a]	43,898	389,299
Migdal Insurance & Financial Holding Ltd.[a,b]	586,749	424,233
Phoenix Holdings Ltd. (The)[a]	116,920	370,530

		2,607,345
INTERNET SOFTWARE & SERVICES — 1.45%
Wix.com Ltd.[a]	26,087	1,291,307

		1,291,307
IT SERVICES — 0.58%
Formula Systems 1985 Ltd.	2,387	98,683
Matrix IT Ltd.[b]	54,089	419,010

		517,693
MACHINERY — 0.34%
Kornit Digital Ltd.[a]	26,496	302,054

		302,054

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.95%
Delek Group Ltd.[b]	4,413	$937,528
Jerusalem Oil Exploration[a]	11,769	515,731
Naphtha Israel Petroleum Corp. Ltd.[a]	63,966	368,554
Oil Refineries Ltd.[a,b]	1,458,174	551,489
Paz Oil Co. Ltd.	6,788	1,131,363

		3,504,665
PHARMACEUTICALS — 23.64%
Neuroderm Ltd.[a]	20,461	333,514
Taro Pharmaceutical Industries Ltd.[a,b]	9,452	965,617
Teva Pharmaceutical Industries Ltd. ADR	522,046	19,681,134

		20,980,265
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.11%
Africa Israel Properties Ltd.	22,273	397,943
Airport City Ltd.[a]	68,371	706,015
Alony Hetz Properties & Investments Ltd.	106,264	907,730
Amot Investments Ltd.	143,415	631,057
Azrieli Group Ltd.	38,974	1,700,709
Bayside Land Corp.	1,139	420,675
Big Shopping Centers Ltd.	1,539	102,763
Blue Square Real Estate Ltd.	2,436	101,344
Gazit-Globe Ltd.	102,557	929,832
Jerusalem Economy Ltd.[a]	45,377	101,787
Melisron Ltd.	19,196	827,127
Norstar Holdings Inc.	23,176	369,592

		7,196,574
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.52%
Tower Semiconductor Ltd.[a]	74,759	1,351,306

		1,351,306
SOFTWARE — 20.02%
Check Point Software Technologies Ltd.[a]	98,194	8,084,312
CyberArk Software Ltd.[a]	17,806	908,284
Mobileye NVa,b	130,378	4,853,973
Nice Ltd.	51,321	3,389,363
Sapiens International Corp. NV	35,446	531,611

		17,767,543

Security	Shares	Value
SPECIALTY RETAIL — 0.54%
Delek Automotive Systems Ltd.	54,106	$475,592

		475,592
TEXTILES, APPAREL & LUXURY GOODS — 0.47%
Delta-Galil Industries Ltd.[b]	14,236	420,704

		420,704
WIRELESS TELECOMMUNICATION SERVICES — 1.36%
Cellcom Israel Ltd.[a]	71,432	582,426
Partner Communications Co. Ltd.[a]	126,056	621,419

		1,203,845

TOTAL COMMON STOCKS (Cost: $101,374,069)		88,535,837

SHORT-TERM INVESTMENTS — 11.78%

MONEY MARKET FUNDS — 11.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	10,428,382	10,431,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	22,813	22,813

		10,454,323

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,451,908)		10,454,323

TOTAL INVESTMENTS IN SECURITIES — 111.54% (Cost: $111,825,977)[f]		98,990,160
Other Assets, Less Liabilities — (11.54)%		(10,241,559)

NET ASSETS — 100.00%		$88,748,601

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $113,696,391. Net unrealized depreciation was $14,706,231, of which $4,431,870 represented gross unrealized appreciation on securities and $19,138,101 represented gross unrealized depreciation on securities.

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$88,535,837	$—	$—	$88,535,837
Money market funds	10,454,323	—	—	10,454,323

Total	$98,990,160	$—	$—	$98,990,160

164

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 96.47%

AEROSPACE & DEFENSE — 2.77%
Leonardo-Finmeccanica SpA[a]	1,027,196	$13,348,203

		13,348,203
AUTOMOBILES — 6.90%
Ferrari NV	298,908	16,393,115
Fiat Chrysler Automobiles NVb	2,187,674	16,917,787

		33,310,902
BANKS — 18.92%
Intesa Sanpaolo SpA	26,706,176	59,379,480
Mediobanca SpA	1,507,231	10,408,645
UniCredit SpA	10,021,474	21,495,431

		91,283,556
DIVERSIFIED FINANCIAL SERVICES — 2.44%
EXOR SpA	279,682	11,751,756

		11,751,756
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.10%
Telecom Italia SpA/Milano[a]	19,775,699	14,967,843

		14,967,843
ELECTRIC UTILITIES — 16.83%
Enel SpA	16,075,306	65,038,923
Terna Rete Elettrica Nazionale SpA	3,716,757	16,133,671

		81,172,594
ELECTRICAL EQUIPMENT — 2.49%
Prysmian SpA	501,923	12,017,166

		12,017,166
ENERGY EQUIPMENT & SERVICES — 4.63%
Saipem SpA[a]	9,104,038	4,095,772
Tenaris SA	1,139,659	18,218,876

		22,314,648
INSURANCE — 7.57%
Assicurazioni Generali SpA	1,772,661	22,414,825
Poste Italiane SpA[c]	1,196,959	7,446,989
UnipolSai SpA	3,476,543	6,638,248

		36,500,062

Security	Shares	Value
MACHINERY — 4.28%
CNH Industrial NV	2,418,939	$20,630,719

		20,630,719
OIL, GAS & CONSUMABLE FUELS — 18.35%
Eni SpA	4,984,074	69,472,552
Snam SpA	4,915,840	19,054,593

		88,527,145
TEXTILES, APPAREL & LUXURY GOODS — 4.19%
Luxottica Group SpA	388,161	20,217,469

		20,217,469
TRANSPORTATION INFRASTRUCTURE — 4.00%
Atlantia SpA	867,174	19,281,061

		19,281,061
TOTAL COMMON STOCKS (Cost: $661,167,200)		465,323,124

PREFERRED STOCKS — 2.21%

BANKS — 0.86%
Intesa Sanpaolo SpA	2,001,564	4,155,217

		4,155,217
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.35%
Telecom Italia SpA/Milano	10,437,643	6,521,555

		6,521,555
TOTAL PREFERRED STOCKS (Cost: $14,847,622)		10,676,772

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	12,094,775	12,098,403
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	539,339	539,339

		12,637,742

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,637,742)		12,637,742

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.30% (Cost: $688,652,564)[g]	$488,637,638
Other Assets, Less Liabilities — (1.30)%	(6,282,258)

NET ASSETS — 100.00%	$482,355,380

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $697,195,307. Net unrealized depreciation was $208,557,669, of which $7,837,299 represented gross unrealized appreciation on securities and $216,394,968 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$465,323,124	$—	$—	$465,323,124
Preferred stocks	10,676,772	—	—	10,676,772
Money market funds	12,637,742	—	—	12,637,742

Total	$488,637,638	$—	$—	$488,637,638

166

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.16%

AIR FREIGHT & LOGISTICS — 0.24%
Yamato Holdings Co. Ltd.	1,795,500	$36,108,546

		36,108,546
AIRLINES — 0.23%
ANA Holdings Inc.	5,985,000	16,666,291
Japan Airlines Co. Ltd.	598,500	17,779,828

		34,446,119
AUTO COMPONENTS — 3.15%
Aisin Seiki Co. Ltd.	997,500	42,808,153
Bridgestone Corp.	3,242,800	124,281,957
Denso Corp.	2,394,000	104,630,480
Koito Manufacturing Co. Ltd.	598,500	31,305,103
NGK Spark Plug Co. Ltd.	798,000	16,429,927
NOK Corp.	399,000	7,966,343
Stanley Electric Co. Ltd.	598,500	16,571,745
Sumitomo Electric Industries Ltd.	3,790,500	53,308,844
Sumitomo Rubber Industries Ltd.	798,000	13,229,383
Toyoda Gosei Co. Ltd.	399,000	8,649,173
Toyota Industries Corp.	798,000	37,538,111
Yokohama Rubber Co. Ltd. (The)	399,000	7,237,992

		463,957,211
AUTOMOBILES — 9.76%
Fuji Heavy Industries Ltd.	2,992,500	121,990,105
Honda Motor Co. Ltd.	8,179,500	239,186,397
Isuzu Motors Ltd.	2,992,500	35,428,342
Mazda Motor Corp.	2,793,000	44,954,689
Mitsubishi Motors Corp.	3,391,500	15,745,346
Nissan Motor Co. Ltd.	11,970,000	110,986,046
Suzuki Motor Corp.	1,795,500	57,987,977
Toyota Motor Corp.	13,366,500	779,971,552
Yamaha Motor Co. Ltd.	1,396,500	32,245,307

		1,438,495,761
BANKS — 8.20%
Aozora Bank Ltd.	5,985,000	20,642,459
Bank of Kyoto Ltd. (The)	1,995,000	13,884,199
Chiba Bank Ltd. (The)	3,990,000	23,741,454
Chugoku Bank Ltd. (The)	798,000	10,827,224
Concordia Financial Group Ltd.	5,785,500	26,681,998
Fukuoka Financial Group Inc.	3,990,000	17,333,363

Security	Shares	Value
Hachijuni Bank Ltd. (The)	1,995,000	$10,732,678
Hiroshima Bank Ltd. (The)	2,066,000	9,138,304
Japan Post Bank Co. Ltd.	1,995,000	23,618,895
Kyushu Financial Group Inc.	1,795,600	11,866,135
Mebuki Financial Group Inc.	4,705,580	17,179,528
Mitsubishi UFJ Financial Group Inc.	63,840,080	375,269,521
Mizuho Financial Group Inc.	120,298,580	213,896,988
Resona Holdings Inc.	10,972,500	52,972,682
Seven Bank Ltd.	2,793,000	7,990,855
Shinsei Bank Ltd.	8,367,000	13,437,720
Shizuoka Bank Ltd. (The)	2,751,000	22,332,485
Sumitomo Mitsui Financial Group Inc.	6,783,000	250,377,796
Sumitomo Mitsui Trust Holdings Inc.	1,619,832	58,996,031
Suruga Bank Ltd.	798,000	18,047,707
Yamaguchi Financial Group Inc.	922,000	9,629,032

		1,208,597,054
BEVERAGES — 1.08%
Asahi Group Holdings Ltd.	1,995,000	65,166,440
Kirin Holdings Co. Ltd.	4,189,500	68,516,681
Suntory Beverage & Food Ltd.	598,500	25,711,155

		159,394,276
BUILDING PRODUCTS — 1.45%
Asahi Glass Co. Ltd.	5,985,000	39,026,328
Daikin Industries Ltd.	1,197,000	112,561,806
LIXIL Group Corp.	1,396,500	31,179,043
TOTO Ltd.	798,000	30,709,816

		213,476,993
CAPITAL MARKETS — 1.34%
Daiwa Securities Group Inc.	7,980,000	48,141,226
Japan Exchange Group Inc.	2,593,500	38,557,102
Nomura Holdings Inc.	18,154,500	97,826,697
SBI Holdings Inc./Japan	997,510	12,536,174

		197,061,199
CHEMICALS — 4.19%
Air Water Inc.	598,500	10,268,704
Asahi Kasei Corp.	6,015,000	53,712,427
Daicel Corp.	1,396,500	15,442,450
Hitachi Chemical Co. Ltd.	598,500	13,183,861
JSR Corp.	997,500	14,409,452
Kaneka Corp.	1,995,000	15,950,195

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
Kansai Paint Co. Ltd.	1,197,000	$22,008,118
Kuraray Co. Ltd.	1,795,500	25,495,801
Mitsubishi Chemical Holdings Corp.	6,583,500	41,571,181
Mitsubishi Gas Chemical Co. Inc.	1,001,000	15,233,086
Mitsui Chemicals Inc.	4,018,000	18,653,930
Nippon Paint Holdings Co. Ltd.	798,000	25,282,198
Nissan Chemical Industries Ltd.	598,500	19,985,892
Nitto Denko Corp.	800,400	55,464,991
Shin-Etsu Chemical Co. Ltd.	1,995,000	148,121,462
Sumitomo Chemical Co. Ltd.	7,980,000	36,627,671
Taiyo Nippon Sanso Corp.	598,500	6,576,173
Teijin Ltd.	800,800	14,885,202
Toray Industries Inc.	7,980,000	65,089,403

		617,962,197
COMMERCIAL SERVICES & SUPPLIES — 0.97%
Dai Nippon Printing Co. Ltd.	1,995,000	18,944,140
Park24 Co. Ltd.	598,500	17,070,736
Secom Co. Ltd.	997,500	72,826,385
Sohgo Security Services Co. Ltd.	399,000	16,300,364
Toppan Printing Co. Ltd.	1,995,000	18,156,260

		143,297,885
CONSTRUCTION & ENGINEERING — 0.95%
JGC Corp.	997,500	16,527,974
Kajima Corp.	4,049,000	28,498,820
Obayashi Corp.	3,192,000	30,478,705
Shimizu Corp.	2,270,000	20,997,674
Taisei Corp.	5,985,000	43,490,982

		139,994,155
CONSTRUCTION MATERIALS — 0.13%
Taiheiyo Cement Corp.	5,985,000	18,804,072

		18,804,072
CONSUMER FINANCE — 0.23%
Acom Co. Ltd.[a]	1,995,000	9,577,120
AEON Financial Service Co. Ltd.	598,570	10,001,995
Credit Saison Co. Ltd.	798,000	14,363,930

		33,943,045
CONTAINERS & PACKAGING — 0.10%
Toyo Seikan Group Holdings Ltd.	798,000	15,085,278

		15,085,278
DIVERSIFIED CONSUMER SERVICES — 0.07%
Benesse Holdings Inc.	399,000	10,627,627

		10,627,627

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.77%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,394,000	$11,072,342
ORIX Corp.	6,583,500	102,931,285

		114,003,627
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.95%
Nippon Telegraph & Telephone Corp.	3,458,300	140,371,561

		140,371,561
ELECTRIC UTILITIES — 1.22%
Chubu Electric Power Co. Inc.	3,192,000	44,975,699
Chugoku Electric Power Co. Inc. (The)	1,396,500	15,957,198
Hokuriku Electric Power Co.	798,000	8,670,183
Kansai Electric Power Co. Inc. (The)[a]	3,591,000	35,549,151
Kyushu Electric Power Co. Inc.	2,194,500	21,666,703
Tohoku Electric Power Co. Inc.	2,194,500	25,672,636
Tokyo Electric Power Co. Holdings Inc.[a]	7,182,000	26,787,924

		179,279,494
ELECTRICAL EQUIPMENT — 1.78%
Fuji Electric Co. Ltd.	2,159,000	10,648,629
Mabuchi Motor Co. Ltd.	210,700	11,779,007
Mitsubishi Electric Corp.	9,576,000	132,489,920
Nidec Corp.	1,197,000	107,571,899

		262,489,455
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.87%
Alps Electric Co. Ltd.	997,500	25,150,884
Hamamatsu Photonics KK	798,000	21,255,255
Hirose Electric Co. Ltd.	199,560	23,976,273
Hitachi High-Technologies Corp.	399,000	15,792,619
Hitachi Ltd.	23,940,000	128,014,762
Keyence Corp.	225,926	155,111,598
Kyocera Corp.	1,596,000	76,140,735
Murata Manufacturing Co. Ltd.	997,500	135,033,898
Nippon Electric Glass Co. Ltd.	1,995,500	10,682,829
Omron Corp.	997,500	36,942,823
Shimadzu Corp.	908,000	13,889,543
TDK Corp.	598,500	40,391,987
Yaskawa Electric Corp.	1,197,000	18,436,395
Yokogawa Electric Corp.	1,197,000	16,650,533

		717,470,134

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.36%
Daiwa House REIT Investment Corp.	5,985	$14,953,965
Japan Prime Realty Investment Corp.	3,990	16,282,856
Japan Real Estate Investment Corp.	5,985	32,513,186
Japan Retail Fund Investment Corp.	11,980	24,413,147
Nippon Building Fund Inc.	7,980	44,611,523
Nippon Prologis REIT Inc.	7,980	16,591,004
Nomura Real Estate Master Fund Inc.	19,950	29,851,902
United Urban Investment Corp.	13,965	21,374,312

		200,591,895
FOOD & STAPLES RETAILING — 1.89%
Aeon Co. Ltd.	3,192,000	44,149,300
FamilyMart UNY Holdings Co. Ltd.[b]	399,000	25,037,079
Lawson Inc.	399,000	27,733,380
Seven & I Holdings Co. Ltd.	3,790,580	147,538,043
Sundrug Co. Ltd.	199,500	13,936,724
Tsuruha Holdings Inc.	199,500	20,449,866

		278,844,392
FOOD PRODUCTS — 1.62%
Ajinomoto Co. Inc.	2,793,000	54,232,415
Calbee Inc.	399,000	12,483,523
Kikkoman Corp.	733,000	22,515,249
MEIJI Holdings Co. Ltd.	598,556	47,907,593
NH Foods Ltd.	883,000	22,829,593
Nisshin Seifun Group Inc.	997,575	14,034,075
Nissin Foods Holdings Co. Ltd.	399,000	20,870,069
Toyo Suisan Kaisha Ltd.	399,000	14,181,842
Yakult Honsha Co. Ltd.	399,000	17,578,481
Yamazaki Baking Co. Ltd.	598,500	11,918,000

		238,550,840
GAS UTILITIES — 0.66%
Osaka Gas Co. Ltd.	9,975,000	37,870,771
Toho Gas Co. Ltd.	1,995,000	15,862,653
Tokyo Gas Co. Ltd.	9,975,000	43,657,313

		97,390,737

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.68%
CYBERDYNE Inc.[a,b]	598,500	$7,852,539
Hoya Corp.	1,995,000	78,770,503
Olympus Corp.	1,396,500	49,268,770
Sysmex Corp.	798,000	48,253,280
Terumo Corp.	1,795,500	63,424,349

		247,569,441
HEALTH CARE PROVIDERS & SERVICES — 0.37%
Alfresa Holdings Corp.	798,000	12,767,160
Medipal Holdings Corp.	798,000	11,464,531
Miraca Holdings Inc.	399,000	17,928,650
Suzuken Co. Ltd./Aichi Japan	399,040	11,976,978

		54,137,319
HEALTH CARE TECHNOLOGY — 0.18%
M3 Inc.	997,500	25,851,222

		25,851,222
HOTELS, RESTAURANTS & LEISURE — 0.48%
McDonald’s Holdings Co. Japan Ltd.[b]	399,000	11,012,813
Oriental Land Co. Ltd./Japan	1,036,700	59,293,290

		70,306,103
HOUSEHOLD DURABLES — 3.11%
Casio Computer Co. Ltd.	1,197,000	15,705,077
Iida Group Holdings Co. Ltd.	798,080	15,535,051
Nikon Corp.	1,795,500	26,472,772
Panasonic Corp.	10,972,515	112,089,231
Rinnai Corp.	199,500	17,035,719
Sekisui Chemical Co. Ltd.	2,002,000	30,431,033
Sekisui House Ltd.	2,992,500	49,111,194
Sharp Corp./Japan[a,b]	7,980,000	13,236,386
Sony Corp.	6,184,500	178,460,099

		458,076,562
HOUSEHOLD PRODUCTS — 0.42%
Lion Corp.	1,200,000	19,588,398
Unicharm Corp.	1,995,000	42,624,314

		62,212,712
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
Electric Power Development Co. Ltd.	798,000	17,571,477

		17,571,477

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.69%
Keihan Holdings Co. Ltd.	1,995,000	$12,746,149
Seibu Holdings Inc.	798,000	14,363,930
Toshiba Corp.[a]	19,950,000	74,445,917

		101,555,996
INSURANCE — 3.04%
Dai-ichi Life Holdings Inc.	5,387,600	86,692,392
Japan Post Holdings Co. Ltd.	2,194,500	27,290,416
MS&AD Insurance Group Holdings Inc.	2,593,540	80,779,968
Sompo Holdings Inc.	1,795,550	58,745,978
Sony Financial Holdings Inc.	798,000	11,555,575
T&D Holdings Inc.	2,992,500	37,529,356
Tokio Marine Holdings Inc.	3,391,500	145,815,600

		448,409,285
INTERNET & DIRECT MARKETING RETAIL — 0.39%
Rakuten Inc.	4,588,500	45,423,915
Start Today Co. Ltd.	798,000	12,304,937

		57,728,852
INTERNET SOFTWARE & SERVICES — 0.39%
DeNA Co. Ltd.	399,000	12,203,388
Kakaku.com Inc.	798,000	12,571,065
Mixi Inc.	199,500	6,977,116
Yahoo Japan Corp.	6,982,500	25,492,299

		57,243,868
IT SERVICES — 0.94%
Fujitsu Ltd.	9,975,000	59,073,500
Nomura Research Institute Ltd.	637,640	21,712,609
NTT Data Corp.	598,500	29,886,919
Obic Co. Ltd.	399,000	17,613,498
Otsuka Corp.	199,500	9,752,205

		138,038,731
LEISURE PRODUCTS — 0.95%
Bandai Namco Holdings Inc.	997,598	28,585,348
Sankyo Co. Ltd.	199,500	6,329,304
Sega Sammy Holdings Inc.	997,500	14,969,722
Shimano Inc.	399,000	65,796,744
Yamaha Corp.	798,000	24,406,775

		140,087,893
MACHINERY — 5.34%
Amada Holdings Co. Ltd.	1,596,000	17,830,603
FANUC Corp.	997,500	169,000,285
Hino Motors Ltd.	1,197,000	12,196,384

Security	Shares	Value
Hitachi Construction Machinery Co. Ltd.	598,500	$12,364,465
Hoshizaki Corp.	210,800	17,926,649
IHI Corp.[a]	7,980,000	22,200,711
JTEKT Corp.	997,500	16,020,229
Kawasaki Heavy Industries Ltd.	7,980,000	25,282,198
Komatsu Ltd.	4,588,500	106,049,539
Kubota Corp.	5,187,000	78,639,190
Kurita Water Industries Ltd.	598,500	12,490,526
Makita Corp.	598,500	40,707,140
Minebea Co. Ltd.	1,795,500	17,869,121
Mitsubishi Heavy Industries Ltd.	15,960,000	70,986,248
Nabtesco Corp.	598,500	15,274,369
NGK Insulators Ltd.	1,197,000	22,964,079
NSK Ltd.	2,194,500	23,997,078
SMC Corp./Japan	274,600	78,371,074
Sumitomo Heavy Industries Ltd.	2,258,000	13,653,622
THK Co. Ltd.	599,100	12,939,445

		786,762,955
MARINE — 0.21%
Mitsui OSK Lines Ltd.	5,985,000	15,442,450
Nippon Yusen KK	7,980,000	14,847,163

		30,289,613
MEDIA — 0.51%
Dentsu Inc.	1,000,900	45,940,647
Hakuhodo DY Holdings Inc.	997,500	11,625,609
Toho Co. Ltd./Tokyo	598,500	17,254,574

		74,820,830
METALS & MINING — 1.44%
Hitachi Metals Ltd.	1,197,000	15,705,077
JFE Holdings Inc.	2,644,250	38,754,640
Kobe Steel Ltd.[a]	1,601,600	15,166,321
Maruichi Steel Tube Ltd.	199,500	6,451,863
Mitsubishi Materials Corp.	600,600	17,842,213
Nippon Steel & Sumitomo Metal Corp.	4,000,370	86,119,686
Sumitomo Metal Mining Co. Ltd.	2,387,000	32,009,619

		212,049,419
MULTILINE RETAIL — 0.75%
Don Quijote Holdings Co. Ltd.	598,500	22,979,837
Isetan Mitsukoshi Holdings Ltd.	1,596,060	17,663,186
J Front Retailing Co. Ltd.	1,197,000	16,934,170
Marui Group Co. Ltd.	997,500	13,796,656

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
Ryohin Keikaku Co. Ltd.	113,600	$22,362,087
Takashimaya Co. Ltd.	1,995,000	16,615,516

		110,351,452
OIL, GAS & CONSUMABLE FUELS — 0.82%
Idemitsu Kosan Co. Ltd.	399,000	9,062,372
INPEX Corp.	4,788,000	45,591,996
JX Holdings Inc.	10,374,095	39,731,933
Showa Shell Sekiyu KK	798,000	7,150,450
TonenGeneral Sekiyu KK	1,995,000	19,066,699

		120,603,450
PAPER & FOREST PRODUCTS — 0.11%
Oji Holdings Corp.	3,990,000	16,422,923

		16,422,923
PERSONAL PRODUCTS — 1.28%
Kao Corp.	2,394,000	110,660,389
Kose Corp.	199,500	16,055,246
Pola Orbis Holdings Inc.	199,500	15,529,993
Shiseido Co. Ltd.	1,795,500	45,838,865

		188,084,493
PHARMACEUTICALS — 5.21%
Astellas Pharma Inc.	10,773,050	149,335,491
Chugai Pharmaceutical Co. Ltd.	1,197,000	33,773,794
Daiichi Sankyo Co. Ltd.	2,992,569	62,559,124
Eisai Co. Ltd.	1,213,400	70,379,223
Hisamitsu Pharmaceutical Co. Inc.	217,400	10,493,659
Kyowa Hakko Kirin Co. Ltd.	1,396,500	20,001,650
Mitsubishi Tanabe Pharma Corp.	997,500	18,830,335
Ono Pharmaceutical Co. Ltd.	2,003,900	44,555,537
Otsuka Holdings Co. Ltd.	1,995,000	81,361,753
Santen Pharmaceutical Co. Ltd.	1,795,500	21,997,613
Shionogi & Co. Ltd.	1,596,000	75,776,559
Sumitomo Dainippon Pharma Co. Ltd.	798,000	13,089,315
Taisho Pharmaceutical Holdings Co. Ltd.	199,500	17,088,244
Takeda Pharmaceutical Co. Ltd.	3,591,000	147,648,734

		766,891,031
PROFESSIONAL SERVICES — 0.47%
Recruit Holdings Co. Ltd.	1,795,500	68,781,934

		68,781,934

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.32%
Aeon Mall Co. Ltd.	598,500	$8,666,681
Daito Trust Construction Co. Ltd.	399,000	62,242,529
Daiwa House Industry Co. Ltd.	2,793,000	79,712,458
Hulic Co. Ltd.	1,396,500	13,162,851
Mitsubishi Estate Co. Ltd.	6,291,000	127,288,609
Mitsui Fudosan Co. Ltd.	4,477,000	105,712,129
Nomura Real Estate Holdings Inc.	598,500	9,727,693
Sumitomo Realty & Development Co. Ltd.	1,995,000	55,309,184
Tokyo Tatemono Co. Ltd.	997,500	12,921,234
Tokyu Fudosan Holdings Corp.	2,394,000	13,761,639

		488,505,007
ROAD & RAIL — 3.94%
Central Japan Railway Co.	720,000	118,035,894
East Japan Railway Co.	1,670,700	143,192,384
Hankyu Hanshin Holdings Inc.	1,197,000	37,975,822
Keikyu Corp.	1,999,000	21,561,025
Keio Corp.	2,890,000	23,131,160
Keisei Electric Railway Co. Ltd.	598,500	14,255,378
Kintetsu Group Holdings Co. Ltd.	8,247,000	31,990,645
Nagoya Railroad Co. Ltd.	3,990,000	19,644,478
Nippon Express Co. Ltd.	3,990,000	20,694,984
Odakyu Electric Railway Co. Ltd.	1,396,500	27,416,477
Tobu Railway Co. Ltd.	5,985,000	28,783,887
Tokyu Corp.	5,985,000	44,856,641
West Japan Railway Co.	798,000	48,722,506

		580,261,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.65%
Rohm Co. Ltd.	399,000	21,885,559
Tokyo Electron Ltd.	798,052	73,365,173

		95,250,732
SOFTWARE — 1.38%
Konami Holdings Corp.	491,400	16,689,789
LINE Corp.[a]	199,500	7,721,225
Nexon Co. Ltd.	798,000	11,198,403
Nintendo Co. Ltd.	559,300	136,333,823
Oracle Corp. Japan	199,500	9,979,815
Trend Micro Inc./Japan	598,500	21,587,915

		203,510,970

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
SPECIALTY RETAIL — 1.33%
ABC-Mart Inc.	199,500	$11,748,168
Fast Retailing Co. Ltd.	265,300	92,131,476
Hikari Tsushin Inc.	43,400	3,885,032
Nitori Holdings Co. Ltd.	399,000	41,810,172
Shimamura Co. Ltd.	108,100	12,921,339
USS Co. Ltd.	997,500	16,028,983
Yamada Denki Co. Ltd.	3,192,000	17,116,258

		195,641,428
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.49%
Brother Industries Ltd.	1,197,000	20,547,913
Canon Inc.	5,386,550	154,158,055
FUJIFILM Holdings Corp.	2,194,500	81,832,731
Konica Minolta Inc.	2,194,500	21,031,147
NEC Corp.	13,321,000	34,838,369
Ricoh Co. Ltd.	3,192,000	25,800,448
Seiko Epson Corp.	1,396,500	28,102,808

		366,311,471
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
ASICS Corp.	798,000	16,864,136

		16,864,136
TOBACCO — 1.31%
Japan Tobacco Inc.	5,586,000	193,447,330

		193,447,330
TRADING COMPANIES & DISTRIBUTORS — 3.72%
ITOCHU Corp.	7,581,000	103,923,138
Marubeni Corp.	8,179,500	44,958,716
MISUMI Group Inc.	1,396,500	25,075,598
Mitsubishi Corp.	7,581,000	164,434,082
Mitsui & Co. Ltd.	8,578,500	116,053,866
Sumitomo Corp.	5,785,500	69,307,188
Toyota Tsusho Corp.	997,500	25,028,325

		548,780,913
TRANSPORTATION INFRASTRUCTURE — 0.15%
Japan Airport Terminal Co. Ltd.[b]	199,500	7,449,844

Security	Shares	Value
Kamigumi Co. Ltd.	1,195,000	$11,011,892
Mitsubishi Logistics Corp.	260,000	3,529,949

		21,991,685
WIRELESS TELECOMMUNICATION SERVICES — 4.65%
KDDI Corp.	9,177,000	241,536,030
NTT DOCOMO Inc.	6,982,500	160,797,578
SoftBank Group Corp.	4,788,000	282,040,072

		684,373,680

TOTAL COMMON STOCKS (Cost: $15,938,729,125)		14,609,029,747

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	36,643,531	36,654,524
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	3,327,732	3,327,732

		39,982,256

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,971,926)		39,982,256

TOTAL INVESTMENTS IN SECURITIES — 99.43% (Cost: $15,978,701,051)[f]		14,649,012,003
Other Assets, Less Liabilities — 0.57%		83,391,604

NET ASSETS — 100.00%		$14,732,403,607

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $16,184,004,094. Net unrealized depreciation was $1,534,992,091, of which $651,501,837 represented gross unrealized appreciation on securities and $2,186,493,928 represented gross unrealized depreciation on securities.

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
TOPIX Index	928	Dec. 2016	Osaka	$108,377,309	$120,046,689	$11,669,380

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$14,609,029,747	$—	$—	$14,609,029,747
Money market funds	39,982,256	—	—	39,982,256

Total	$14,649,012,003	$—	$—	$14,649,012,003

Derivative financial instruments[a]:
Assets:
Futures contracts	$11,669,380	$—	$—	$11,669,380

Total	$11,669,380	$—	$—	$11,669,380

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

173

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.28%

AEROSPACE & DEFENSE — 0.03%
Jamco Corp.[a]	1,800	$35,701

		35,701
AIR FREIGHT & LOGISTICS — 0.24%
Kintetsu World Express Inc.	7,200	102,555
Konoike Transport Co. Ltd.	5,400	73,599
Mitsui-Soko Holdings Co. Ltd.	18,000	52,762
Yusen Logistics Co. Ltd.	3,600	35,196

		264,112
AUTO COMPONENTS — 4.07%
Aisan Industry Co. Ltd.	7,200	58,702
Akebono Brake Industry Co. Ltd.[a,b]	18,000	48,497
Calsonic Kansei Corp.	26,000	400,228
Daikyonishikawa Corp.	7,200	89,728
Eagle Industry Co. Ltd.	3,600	48,181
Exedy Corp.	5,400	149,046
FCC Co. Ltd.	5,400	93,740
Futaba Industrial Co. Ltd.	10,800	65,590
G-Tekt Corp.	3,600	66,885
Kasai Kogyo Co. Ltd.	5,400	59,713
Keihin Corp.	7,200	118,162
KYB Corp.	36,000	164,290
Mitsuba Corp.	5,400	77,153
Musashi Seimitsu Industry Co. Ltd.	3,600	89,601
NHK Spring Co. Ltd.	37,800	355,624
Nifco Inc./Japan	7,200	396,823
Nippon Seiki Co. Ltd.	8,000	162,815
Nissin Kogyo Co. Ltd.	7,200	106,157
Pacific Industrial Co. Ltd.	7,200	90,359
Piolax Inc.	1,800	108,526
Press Kogyo Co. Ltd.	18,000	78,828
Riken Corp.	1,800	66,032
Sanden Holdings Corp.	18,000	57,659
Showa Corp.	9,000	54,026
Sumitomo Riko Co. Ltd.	7,200	64,199
Tachi-S Co. Ltd.	5,400	80,565
Taiho Kogyo Co. Ltd.	3,600	50,551
Tokai Rika Co. Ltd.	9,000	177,164
Topre Corp.	5,400	128,146
Toyo Tire & Rubber Co. Ltd.	18,000	220,685
Toyota Boshoku Corp.	12,600	287,618
TPR Co. Ltd.	3,600	101,101

Security	Shares	Value
TS Tech Co. Ltd.	9,000	$238,141
Unipres Corp.	7,200	138,446
Yorozu Corp.	3,600	50,804

		4,543,785
AUTOMOBILES — 0.13%
Nissan Shatai Co. Ltd.	14,400	142,679

		142,679
BANKS — 5.72%
77 Bank Ltd. (The)	54,000	255,439
Aichi Bank Ltd. (The)	1,800	101,891
Akita Bank Ltd. (The)	36,000	116,583
Aomori Bank Ltd. (The)	36,000	118,794
Awa Bank Ltd. (The)	36,000	212,945
Bank of Iwate Ltd. (The)	3,600	145,649
Bank of Nagoya Ltd. (The)	1,800	60,582
Bank of Okinawa Ltd. (The)	3,600	135,065
Bank of Saga Ltd. (The)	18,000	43,758
Bank of the Ryukyus Ltd.	7,200	93,266
Chiba Kogyo Bank Ltd. (The)	9,000	41,309
Chukyo Bank Ltd. (The)	1,800	37,234
Daishi Bank Ltd. (The)	54,000	227,478
Ehime Bank Ltd. (The)	5,400	64,689
Eighteenth Bank Ltd. (The)	36,000	107,736
Gunma Bank Ltd. (The)	59,400	302,878
Hokkoku Bank Ltd. (The)	54,000	188,143
Hokuetsu Bank Ltd. (The)	3,600	80,534
Hokuhoku Financial Group Inc.	21,600	351,454
Hyakugo Bank Ltd. (The)	36,000	137,751
Hyakujushi Bank Ltd. (The)	36,000	120,374
Iyo Bank Ltd. (The)	43,200	278,282
Jimoto Holdings Inc.	28,800	48,276
Juroku Bank Ltd. (The)	54,000	173,926
Kansai Urban Banking Corp.	5,400	61,229
Keiyo Bank Ltd. (The)	36,000	154,180
Kiyo Bank Ltd. (The)	10,800	164,922
Mie Bank Ltd. (The)	1,800	35,480
Minato Bank Ltd. (The)	3,600	61,545
Miyazaki Bank Ltd. (The)	36,000	114,371
Musashino Bank Ltd. (The)	5,400	145,254
Nanto Bank Ltd. (The)	3,600	131,274
Nishi-Nippon Financial Holdings Inc.[b]	21,100	199,065
North Pacific Bank Ltd.	52,200	205,236
Ogaki Kyoritsu Bank Ltd. (The)	54,000	194,778
Oita Bank Ltd. (The)	18,000	64,452

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
San-in Godo Bank Ltd. (The)	25,200	$193,072
Senshu Ikeda Holdings Inc.	41,400	179,487
Shiga Bank Ltd. (The)	36,000	188,301
Shikoku Bank Ltd. (The)	36,000	92,887
Tochigi Bank Ltd. (The)	18,000	78,512
Toho Bank Ltd. (The)	36,000	130,168
Tokyo TY Financial Group Inc.	5,430	179,896
TOMONY Holdings Inc.	23,400	121,164
Towa Bank Ltd. (The)	54,000	51,183
Tsukuba Bank Ltd.	14,400	42,463
Yamagata Bank Ltd. (The)	18,000	74,246
Yamanashi Chuo Bank Ltd. (The)	18,000	79,933

		6,387,134
BEVERAGES — 1.29%
Coca-Cola East Japan Co. Ltd.	10,866	230,490
Coca-Cola West Co. Ltd.	12,600	358,278
Ito EN Ltd.	9,000	298,565
Sapporo Holdings Ltd.	10,800	285,296
Takara Holdings Inc.	28,800	263,116

		1,435,745
BIOTECHNOLOGY — 0.53%
Japan Tissue Engineering Co. Ltd.[b]	3,600	41,704
NanoCarrier Co. Ltd.[a,b]	7,200	60,282
OncoTherapy Science Inc.[b]	25,200	58,165
PeptiDream Inc.[b]	5,400	270,130
SanBio Co. Ltd.[b]	3,600	46,286
Takara Bio Inc.	9,000	115,398

		591,965
BUILDING PRODUCTS — 1.75%
Aica Kogyo Co. Ltd.	9,000	237,746
Bunka Shutter Co. Ltd.	9,000	68,638
Central Glass Co. Ltd.	36,000	142,806
Nichias Corp.	18,000	174,874
Nichiha Corp.	5,400	136,297
Nippon Sheet Glass Co. Ltd.[b]	16,200	114,450
Nitto Boseki Co. Ltd.	36,000	140,594
Noritz Corp.	5,400	96,394
Okabe Co. Ltd.	7,200	63,820
Sankyo Tateyama Inc.	5,400	74,025
Sanwa Holdings Corp.	36,000	357,014
Sekisui Jushi Corp.	5,400	82,177
Takara Standard Co. Ltd.	9,000	149,441
Takasago Thermal Engineering Co. Ltd.	9,000	120,453

		1,958,729

Security	Shares	Value
CAPITAL MARKETS — 1.04%
Ichiyoshi Securities Co. Ltd.	7,200	$51,814
Jafco Co. Ltd.	7,200	249,594
kabu.com Securities Co. Ltd.	25,200	80,944
Kyokuto Securities Co. Ltd.	3,600	52,510
Marusan Securities Co. Ltd.	9,000	73,457
Matsui Securities Co. Ltd.	18,000	139,014
Monex Group Inc.	32,400	76,774
Okasan Securities Group Inc.	36,000	207,574
Sawada Holdings Co. Ltd.	1,900	14,357
SPARX Group Co. Ltd.	16,200	32,131
Tokai Tokyo Financial Holdings Inc.	34,200	177,386

		1,155,555
CHEMICALS — 6.27%
Achilles Corp.	3,600	50,456
ADEKA Corp.	14,400	194,494
C Uyemura & Co. Ltd.	400	16,201
Chugoku Marine Paints Ltd.	14,400	98,448
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,000	95,888
Denka Co. Ltd.	72,000	319,101
DIC Corp.	14,400	446,742
Fujimi Inc.	3,600	62,493
Fujimori Kogyo Co. Ltd.	3,600	87,295
Ihara Chemical Industry Co. Ltd.	3,600	32,763
Ishihara Sangyo Kaisha Ltd.[b]	7,200	60,534
JSP Corp.	1,800	44,990
Konishi Co. Ltd.	5,400	60,519
Kumiai Chemical Industry Co. Ltd.[a]	7,200	42,968
Kureha Corp.	1,800	73,772
Lintec Corp.	9,000	191,540
Nihon Nohyaku Co. Ltd.	9,000	48,576
Nihon Parkerizing Co. Ltd.	16,200	188,238
Nippon Kayaku Co. Ltd.	24,000	279,714
Nippon Shokubai Co. Ltd.	4,200	258,388
Nippon Soda Co. Ltd.	18,000	78,354
NOF Corp.	27,000	250,937
Okamoto Industries Inc.	18,000	168,871
Osaka Soda Co. Ltd.	18,000	74,246
Sakai Chemical Industry Co. Ltd.	18,000	56,554
Sakata INX Corp.	7,200	94,656
Sanyo Chemical Industries Ltd.	1,800	76,300
Shin-Etsu Polymer Co. Ltd.	7,200	48,213
Showa Denko KK	23,400	317,079

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Stella Chemifa Corp.	1,800	$47,391
Sumitomo Bakelite Co. Ltd.	36,000	194,936
Taiyo Holdings Co. Ltd.	3,600	139,962
Takasago International Corp.	1,800	48,813
Tenma Corp.	3,600	58,670
Toagosei Co. Ltd.	18,000	174,874
Tokai Carbon Co. Ltd.	36,000	120,374
Tokuyama Corp.[b]	54,000	212,787
Tokyo Ohka Kogyo Co. Ltd.	7,200	241,696
Tosoh Corp.	108,000	727,930
Toyo Ink SC Holdings Co. Ltd.	36,000	164,290
Toyobo Co. Ltd.	144,000	217,368
Ube Industries Ltd.	198,000	413,568
W-Scope Corp.[a]	5,400	89,949
Zeon Corp.	36,000	324,472

		6,995,410
COMMERCIAL SERVICES & SUPPLIES — 1.65%
Aeon Delight Co. Ltd.	3,600	99,206
Bell System24 Holdings Inc.	5,400	44,216
Daiseki Co. Ltd.	7,260	138,962
Duskin Co. Ltd.	7,200	145,270
Itoki Corp.	7,200	47,075
Kokuyo Co. Ltd.	14,400	168,713
Kyodo Printing Co. Ltd.	18,000	60,345
Matsuda Sangyo Co. Ltd.	3,660	46,929
Mitsubishi Pencil Co. Ltd.	3,600	187,986
Nippon Kanzai Co. Ltd.	3,600	51,530
Nippon Parking Development Co. Ltd.	34,200	49,224
Nissha Printing Co. Ltd.[a]	5,400	114,829
Okamura Corp.	12,600	107,594
Oyo Corp.	3,600	42,336
Pilot Corp.	5,400	224,398
Prestige International Inc.	7,200	51,056
Relia Inc.	7,200	69,570
Sato Holdings Corp.	5,400	107,010
Toppan Forms Co. Ltd.	9,000	86,094

		1,842,343
COMMUNICATIONS EQUIPMENT — 0.27%
Denki Kogyo Co. Ltd.	18,000	91,781
Hitachi Kokusai Electric Inc.	9,000	180,324
Icom Inc.	1,800	30,962

		303,067

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 4.90%
Chiyoda Corp.	27,000	$194,541
Chudenko Corp.	5,400	109,237
COMSYS Holdings Corp.	18,000	308,833
Daiho Corp.	18,000	90,675
Fudo Tetra Corp.	32,400	60,566
Hazama Ando Corp.	30,600	215,646
Hibiya Engineering Ltd.	3,600	51,878
Kandenko Co. Ltd.	18,000	168,239
Kinden Corp.	21,600	273,542
Kumagai Gumi Co. Ltd.	72,000	185,774
Kyowa Exeo Corp.	14,400	204,478
Kyudenko Corp.	7,200	202,835
Maeda Corp.	18,000	168,239
Maeda Road Construction Co. Ltd.	18,000	310,887
Mirait Holdings Corp.	10,800	103,787
Nippo Corp.	10,000	192,110
Nippon Densetsu Kogyo Co. Ltd.	5,400	87,626
Nippon Koei Co. Ltd.	18,000	78,670
Nippon Road Co. Ltd. (The)	18,000	69,665
Nishimatsu Construction Co. Ltd.	54,000	266,339
Okumura Corp.	36,000	210,417
OSJB Holdings Corp.	23,400	49,082
Penta-Ocean Construction Co. Ltd.	48,600	239,279
Raito Kogyo Co. Ltd.	7,200	80,249
Sanki Engineering Co. Ltd.	7,200	60,598
SHO-BOND Holdings Co. Ltd.	3,600	162,078
Sumitomo Densetsu Co. Ltd.	3,600	38,577
Sumitomo Mitsui Construction Co. Ltd.	144,000	160,498
Taikisha Ltd.	5,400	133,738
Takamatsu Construction Group Co. Ltd.	1,800	40,109
Tekken Corp.[a]	18,000	55,448
Toa Corp./Tokyo	3,600	60,219
Toda Corp.	36,000	202,519
Tokyu Construction Co. Ltd.	14,440	118,871
Toshiba Plant Systems & Services Corp.	7,200	108,305
Totetsu Kogyo Co. Ltd.	5,400	144,069
Toyo Construction Co. Ltd.	12,600	45,669
Toyo Engineering Corp.	36,000	101,101
Yahagi Construction Co. Ltd.	5,400	46,917
Yokogawa Bridge Holdings Corp.	5,400	62,130

		5,463,440

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.23%
Sumitomo Osaka Cement Co. Ltd.	72,000	$255,281

		255,281
CONSUMER FINANCE — 0.65%
Aiful Corp.[b]	55,800	172,868
Hitachi Capital Corp.	9,000	221,317
J Trust Co. Ltd.	12,600	108,810
Jaccs Co. Ltd.	18,000	83,883
Orient Corp.[b]	75,600	134,022

		720,900
CONTAINERS & PACKAGING — 0.51%
FP Corp.	3,600	179,771
Fuji Seal International Inc.	3,600	146,281
Pack Corp. (The)	1,800	40,899
Rengo Co. Ltd.	34,200	203,198

		570,149
DISTRIBUTORS — 0.29%
Canon Marketing Japan Inc.	9,000	142,332
Doshisha Co. Ltd.	3,600	65,210
PALTAC Corp.	5,400	120,706

		328,248
DIVERSIFIED CONSUMER SERVICES — 0.06%
Meiko Network Japan Co. Ltd.	7,200	62,493

		62,493
DIVERSIFIED FINANCIAL SERVICES — 0.96%
Financial Products Group Co. Ltd.[a]	12,600	100,959
Fuyo General Lease Co. Ltd.	3,600	170,609
IBJ Leasing Co. Ltd.	3,600	76,237
Japan Securities Finance Co. Ltd.	14,400	68,875
Ricoh Leasing Co. Ltd.	3,600	110,580
Tokyo Century Corp.	7,280	236,075
Zenkoku Hosho Co. Ltd.	9,000	306,069

		1,069,404
ELECTRIC UTILITIES — 0.57%
Hokkaido Electric Power Co. Inc.	32,400	236,009
Okinawa Electric Power Co. Inc. (The)	5,400	110,137
Shikoku Electric Power Co. Inc.[b]	30,600	292,989

		639,135
ELECTRICAL EQUIPMENT — 1.57%
Chiyoda Integre Co. Ltd.[b]	1,800	36,239
Cosel Co. Ltd.	3,600	36,712

Security	Shares	Value
Daihen Corp.	18,000	$113,107
Denyo Co. Ltd.	3,600	45,938
Fujikura Ltd.	48,600	263,164
Furukawa Electric Co. Ltd.	12,600	390,899
Futaba Corp.	5,400	84,451
GS Yuasa Corp.	72,000	291,298
Idec Corp./Japan	5,400	48,339
Nissin Electric Co. Ltd.	9,000	102,918
Nitto Kogyo Corp.	5,400	76,253
Toyo Tanso Co. Ltd.	1,800	26,650
Ushio Inc.	19,800	239,626

		1,755,594
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.93%
Ai Holdings Corp.	7,200	158,792
Amano Corp.	10,800	181,888
Anritsu Corp.	25,200	128,051
Azbil Corp.	10,800	293,826
Canon Electronics Inc.	3,600	53,963
Citizen Watch Co. Ltd.	48,600	298,139
Daiwabo Holdings Co. Ltd.	36,000	95,098
Dexerials Corp.[b]	9,000	76,616
Elematec Corp.	1,800	29,177
Enplas Corp.	1,800	52,051
HORIBA Ltd.	7,200	321,629
Hosiden Corp.	10,800	88,622
Ibiden Co. Ltd.	19,800	270,035
Iriso Electronics Co. Ltd.	1,800	106,314
Japan Aviation Electronics Industry Ltd.[a]	18,000	243,275
Japan Cash Machine Co. Ltd.[a]	3,600	49,161
Japan Display Inc.[a,b]	63,000	146,518
Kaga Electronics Co. Ltd.	3,600	59,808
Koa Corp.	5,400	50,187
Macnica Fuji Electronics Holdings Inc.	5,400	64,452
Maruwa Co. Ltd./Aichi	1,800	62,951
Mitsumi Electric Co. Ltd.[b]	14,400	84,167
Nichicon Corp.	9,000	78,433
Nippon Ceramic Co. Ltd.	3,600	66,569
Nippon Signal Co. Ltd.	9,000	72,509
Nohmi Bosai Ltd.	3,600	56,838
Oki Electric Industry Co. Ltd.	14,400	194,873
Optex Co. Ltd.	1,800	45,243
Ryosan Co. Ltd.	5,400	163,026

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Ryoyo Electro Corp.	3,600	$43,474
SIIX Corp.	3,600	121,006
SMK Corp.	18,000	67,770
Taiyo Yuden Co. Ltd.	18,000	196,674
Topcon Corp.[a]	18,000	268,393
Toyo Corp./Chuo-ku	3,600	30,172
UKC Holdings Corp.	3,600	66,158

		4,385,858
ENERGY EQUIPMENT & SERVICES — 0.16%
Modec Inc.	3,600	54,974
Shinko Plantech Co. Ltd.	9,000	63,741
Toyo Kanetsu KK	18,000	55,922

		174,637
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.48%
Activia Properties Inc.	90	397,297
Advance Residence Investment Corp.	234	591,854
AEON REIT Investment Corp.	180	193,988
Comforia Residential REIT Inc.	90	194,067
Daiwa Office Investment Corp.	54	274,396
Frontier Real Estate Investment Corp.	90	402,036
Fukuoka REIT Corp.	126	202,029
Global One Real Estate Investment Corp.	36	134,117
GLP J-REIT	468	526,960
Hankyu REIT Inc.	90	117,846
Heiwa Real Estate REIT Inc.	144	99,206
Hoshino Resorts REIT Inc.	36	190,513
Hulic Reit Inc.	162	264,301
Ichigo Office REIT Investment	198	134,149
Industrial & Infrastructure Fund Investment Corp.	54	250,700
Invesco Office J-Reit Inc.	144	110,832
Invincible Investment Corp.	522	261,126
Japan Excellent Inc.	216	270,320
Japan Hotel REIT Investment Corp.	666	465,256
Japan Logistics Fund Inc.	162	320,176
Japan Rental Housing Investments Inc.	288	207,258
Kenedix Office Investment Corp.	72	385,449
Kenedix Residential Investment Corp.	72	189,439
Kenedix Retail REIT Corp.	72	162,710
LaSalle Logiport REIT	198	192,361
MCUBS MidCity Investment Corp.	54	162,315
Mitsui Fudosan Logistics Park Inc.[b]	36	96,836

Security	Shares	Value
Mori Hills REIT Investment Corp.	252	$334,393
MORI TRUST Sogo REIT Inc.	180	272,026
Nippon Accommodations Fund Inc.	90	372,811
NIPPON REIT Investment Corp.	72	172,694
Orix JREIT Inc.	432	656,275
Premier Investment Corp.	234	277,444
Sekisui House Reit Inc.	144	180,213
Sekisui House SI Residential Investment Corp.	180	192,409
TOKYU REIT Inc.	162	201,603

		9,457,405
FOOD & STAPLES RETAILING — 3.04%
Ain Holdings Inc.	3,600	252,438
Arcs Co. Ltd.	7,200	163,784
Axial Retailing Inc.	1,800	61,293
Belc Co. Ltd.	1,800	65,005
Cawachi Ltd.	3,600	85,083
Cocokara fine Inc.	3,600	132,380
Cosmos Pharmaceutical Corp.	1,800	330,633
Create SD Holdings Co. Ltd.	5,400	115,019
Daikokutenbussan Co. Ltd.	1,800	77,564
Heiwado Co. Ltd.	5,400	107,246
Kato Sangyo Co. Ltd.	3,600	79,649
Kobe Bussan Co. Ltd.	1,800	47,786
Kusuri no Aoki Holdings Co. Ltd.	1,800	76,853
Life Corp.	1,800	51,262
Matsumotokiyoshi Holdings Co. Ltd.	7,200	345,008
Ministop Co. Ltd.[a]	3,600	60,218
Mitsubishi Shokuhin Co. Ltd.	1,800	52,051
Qol Co. Ltd.	3,600	46,254
San-A Co. Ltd.	3,600	174,084
Sogo Medical Co. Ltd.	1,800	54,895
Sugi Holdings Co. Ltd.	7,200	337,426
United Super Markets Holdings Inc.	9,000	74,088
Valor Holdings Co. Ltd.	7,200	172,631
Welcia Holdings Co. Ltd.	3,600	225,267
Yaoko Co. Ltd.	3,600	137,435
Yokohama Reito Co. Ltd.	7,200	65,716

		3,391,068
FOOD PRODUCTS — 4.91%
Ariake Japan Co. Ltd.	3,600	180,719
Dydo Drinco Inc.	1,800	89,254
Ezaki Glico Co. Ltd.	9,000	422,572
Fuji Oil Holdings Inc.	10,800	204,541

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Fujicco Co. Ltd.	3,600	$73,994
Fujiya Co. Ltd.[b]	36,000	67,927
Hokuto Corp.	3,600	63,473
House Foods Group Inc.	10,800	217,431
Itoham Yonekyu Holdings Inc.[b]	25,200	220,717
J-Oil Mills Inc.	1,800	58,923
Kagome Co. Ltd.	14,400	339,574
Kameda Seika Co. Ltd.	1,800	82,935
Kenko Mayonnaise Co. Ltd.	1,800	50,867
Kewpie Corp.	19,800	469,695
KEY Coffee Inc.	3,600	65,969
Kotobuki Spirits Co. Ltd.	3,600	83,156
Marudai Food Co. Ltd.	18,000	74,562
Maruha Nichiro Corp.	7,200	183,878
MEGMILK SNOW BRAND Co. Ltd.	9,000	252,754
Mitsui Sugar Co. Ltd.	3,600	75,036
Morinaga & Co. Ltd./Japan	7,200	285,927
Morinaga Milk Industry Co. Ltd.	36,000	247,698
Nichirei Corp.	23,400	475,414
Nippon Beet Sugar Manufacturing Co. Ltd.	3,600	70,297
Nippon Flour Mills Co. Ltd.	9,000	122,112
Nippon Suisan Kaisha Ltd.	50,400	227,352
Nisshin OilliO Group Ltd. (The)	18,000	76,932
Prima Meat Packers Ltd.	36,000	125,745
Riken Vitamin Co. Ltd.	1,800	70,060
Rock Field Co. Ltd.	5,400	68,149
Rokko Butter Co. Ltd.	3,600	79,996
S Foods Inc.[a]	1,800	42,700
Sakata Seed Corp.	5,400	141,889
Showa Sangyo Co. Ltd.	18,000	92,887
Warabeya Nichiyo Holdings Co. Ltd.	3,600	75,952

		5,481,087
GAS UTILITIES — 0.10%
K&O Energy Group Inc.	3,600	53,742
Shizuoka Gas Co. Ltd.	9,000	62,240

		115,982
HEALTH CARE EQUIPMENT & SUPPLIES — 1.67%
Asahi Intecc Co. Ltd.	9,000	351,090
Eiken Chemical Co. Ltd.	3,600	94,498
Fukuda Denshi Co. Ltd.	1,800	98,732
Hogy Medical Co. Ltd.	1,800	106,157
JEOL Ltd.	18,000	71,245

Security	Shares	Value
Mani Inc.	3,600	$76,774
Menicon Co. Ltd.	1,800	45,827
Nagaileben Co. Ltd.	3,600	74,941
Nakanishi Inc.	3,600	132,696
Nihon Kohden Corp.	14,400	324,283
Nikkiso Co. Ltd.	10,800	98,384
Nipro Corp.	23,400	258,346
Paramount Bed Holdings Co. Ltd.	3,600	132,380

		1,865,353
HEALTH CARE PROVIDERS & SERVICES — 0.76%
AS ONE Corp.	1,800	77,011
BML Inc.	3,600	83,219
Japan Lifeline Co. Ltd.	3,600	81,671
NichiiGakkan Co. Ltd.	7,200	55,353
Ship Healthcare Holdings Inc.	7,200	188,744
Toho Holdings Co. Ltd.	9,000	175,032
Tokai Corp./Gifu	1,800	57,659
Tsukui Corp.	10,800	67,959
Vital KSK Holdings Inc.	7,200	60,850

		847,498
HOTELS, RESTAURANTS & LEISURE — 3.47%
Accordia Golf Co. Ltd.	10,800	113,644
Atom Corp.	16,200	99,237
BRONCO BILLY Co. Ltd.	1,800	48,102
Colowide Co. Ltd.	10,800	179,708
Create Restaurants Holdings Inc.	9,000	79,538
Doutor Nichires Holdings Co. Ltd.	5,400	100,801
Fuji Kyuko Co. Ltd.[a]	8,000	74,562
Fujita Kanko Inc.	18,000	51,972
Hiday Hidaka Corp.	2,480	58,787
Hiramatsu Inc.	5,400	29,383
HIS Co. Ltd.[a]	7,200	199,043
Ichibanya Co. Ltd.	1,800	59,239
Kappa Create Co. Ltd.	5,400	58,576
Kisoji Co. Ltd.	3,600	72,130
KNT-CT Holdings Co. Ltd.[b]	18,000	23,222
Komeda Holdings Co. Ltd.	5,400	81,892
Koshidaka Holdings Co. Ltd.	1,800	32,431
Kura Corp.	1,800	77,406
Kyoritsu Maintenance Co. Ltd.	3,640	221,381
MOS Food Services Inc.	5,400	161,367
Ohsho Food Service Corp.	1,800	65,558

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Plenus Co. Ltd.	3,600	$70,518
Resorttrust Inc.	14,400	279,925
Ringer Hut Co. Ltd.	3,600	66,063
Round One Corp.	12,600	88,132
Royal Holdings Co. Ltd.	5,400	91,702
Saizeriya Co. Ltd.	5,400	131,037
Skylark Co. Ltd.	18,000	252,754
St. Marc Holdings Co. Ltd.	3,600	111,843
Tokyo Dome Corp.	18,000	185,932
Tokyotokeiba Co. Ltd.	36,000	88,148
Toridoll Holdings Corp.	3,600	78,196
Tosho Co. Ltd.	1,800	79,459
WATAMI Co. Ltd.	3,600	34,564
Yoshinoya Holdings Co. Ltd.	10,800	147,577
Zensho Holdings Co. Ltd.	16,200	278,092

		3,871,921
HOUSEHOLD DURABLES — 2.25%
Alpine Electronics Inc.	7,200	93,203
Chofu Seisakusho Co. Ltd.	3,600	84,072
Clarion Co. Ltd.	18,000	58,765
Foster Electric Co. Ltd.	3,600	66,601
France Bed Holdings Co. Ltd.	3,600	28,782
Fujitsu General Ltd.	18,000	355,751
Haseko Corp.	50,400	523,705
JVC Kenwood Corp.	23,400	65,305
Misawa Homes Co. Ltd.	5,400	47,818
PanaHome Corp.	18,000	128,272
Pioneer Corp.[b]	57,600	119,300
Pressance Corp.	7,200	90,170
Sangetsu Corp.	9,000	157,734
Starts Corp. Inc.	5,400	98,858
Sumitomo Forestry Co. Ltd.	23,400	321,392
Tamron Co. Ltd.	3,600	60,629
Token Corp.	1,820	126,503
Zojirushi Corp.	6,000	79,670

		2,506,530
HOUSEHOLD PRODUCTS — 0.52%
Earth Chemical Co. Ltd.	1,800	75,036
Pigeon Corp.	19,800	500,974

		576,010
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
eRex Co. Ltd.	1,800	46,317

		46,317

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.31%
Katakura Industries Co. Ltd.	3,600	$40,409
Nisshinbo Holdings Inc.	21,600	210,038
TOKAI Holdings Corp.[a]	14,400	95,288

		345,735
INSURANCE — 0.08%
Anicom Holdings Inc.	3,600	85,304

		85,304
INTERNET & DIRECT MARKETING RETAIL — 0.19%
ASKUL Corp.	3,600	130,010
Belluna Co. Ltd.	9,000	50,551
Senshukai Co. Ltd.	5,400	35,591

		216,152
INTERNET SOFTWARE & SERVICES — 0.92%
COOKPAD Inc.	9,000	81,039
CROOZ Inc.	1,800	39,667
Dip Corp.	5,400	113,881
F@N Communications Inc.	10,800	71,182
GMO Internet Inc.	12,600	173,500
Gree Inc.	19,800	105,651
Gurunavi Inc.	5,400	114,971
Infomart Corp.[a]	7,200	73,551
Internet Initiative Japan Inc.	5,400	77,722
Istyle Inc.[a]	5,400	35,354
SMS Co. Ltd.	5,400	135,444

		1,021,962
IT SERVICES — 1.84%
Digital Garage Inc.	7,200	126,756
DTS Corp.	3,600	79,997
GMO Payment Gateway Inc.[a]	3,674	151,868
Ines Corp.	5,400	56,111
Information Services International-Dentsu Ltd.	1,800	29,272
Itochu Techno-Solutions Corp.	9,000	243,275
Kanematsu Electronics Ltd.	3,600	78,006
NEC Networks & System Integration Corp.	3,600	65,368
NET One Systems Co. Ltd.	14,400	97,563
Nihon Unisys Ltd.	10,800	133,833
NS Solutions Corp.	7,200	137,308
SCSK Corp.	9,056	315,921

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
TIS Inc.	14,448	$304,949
TKC Corp.	3,600	97,626
Transcosmos Inc.	5,400	131,795

		2,049,648
LEISURE PRODUCTS — 0.56%
Fields Corp.[a]	1,800	21,326
Heiwa Corp.	9,016	194,729
Mars Engineering Corp.	1,800	32,463
Mizuno Corp.	18,000	87,832
Tomy Co. Ltd.	10,800	110,232
Universal Entertainment Corp.[b]	3,600	97,784
Yonex Co. Ltd.[a]	1,800	86,568

		630,934
LIFE SCIENCES TOOLS & SERVICES — 0.09%
EPS Holdings Inc.	5,400	63,599
Linical Co. Ltd.	3,600	41,357

		104,956
MACHINERY — 6.60%
Aichi Corp.	5,400	40,235
Aida Engineering Ltd.	9,000	82,856
Anest Iwata Corp.	7,200	71,782
Asahi Diamond Industrial Co. Ltd.	9,000	66,664
Bando Chemical Industries Ltd.	9,000	80,249
CKD Corp.	9,000	108,684
Daifuku Co. Ltd.	16,200	314,204
Daiwa Industries Ltd.	5,400	42,510
DMG Mori Co. Ltd.	19,800	229,721
Ebara Corp.	16,200	422,825
Fuji Machine Manufacturing Co. Ltd.	12,600	143,532
Fujitec Co. Ltd.	9,000	99,127
Fukushima Industries Corp.	1,800	52,130
Furukawa Co. Ltd.	54,000	98,100
Glory Ltd.	10,800	354,013
Harmonic Drive Systems Inc.[a]	5,400	142,885
Hirata Corp.	1,800	118,636
Hitachi Koki Co. Ltd.	9,000	82,619
Hitachi Zosen Corp.	28,800	153,421
Iseki & Co. Ltd.	36,000	71,719
Japan Steel Works Ltd. (The)	10,800	192,693
Kato Works Co. Ltd.	3,600	92,760
Kitz Corp.	14,400	83,282
Komori Corp.	9,000	115,477
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,400	70,139

Security	Shares	Value
Makino Milling Machine Co. Ltd.	18,000	$127,640
Max Co. Ltd.	4,000	47,251
Meidensha Corp.	36,000	115,319
METAWATER Co. Ltd.	1,800	45,243
Mitsui Engineering & Shipbuilding Co. Ltd.	126,000	181,351
Miura Co. Ltd.	16,200	245,392
Morita Holdings Corp.	5,400	77,627
Nachi-Fujikoshi Corp.	36,000	138,698
Namura Shipbuilding Co. Ltd.	9,000	56,396
Nippon Sharyo Ltd.[b]	18,000	44,864
Nippon Thompson Co. Ltd.	10,800	40,756
Nitta Corp.	3,600	93,045
Nitto Kohki Co. Ltd.	1,800	38,719
Noritake Co. Ltd./Nagoya Japan	1,800	40,883
NTN Corp.	72,000	271,078
Obara Group Inc.	1,800	83,409
Oiles Corp.	3,696	67,014
OKUMA Corp.	18,000	158,129
OSG Corp.	14,400	285,738
Ryobi Ltd.	18,000	72,193
Shibuya Corp.	3,600	70,139
Shima Seiki Manufacturing Ltd.	5,400	163,974
Shinmaywa Industries Ltd.	18,000	151,968
Sintokogio Ltd.	7,200	58,260
Sodick Co. Ltd.	7,200	55,606
Star Micronics Co. Ltd.	7,200	98,321
Tadano Ltd.	18,000	192,409
Takeuchi Manufacturing Co. Ltd.	7,200	154,053
Takuma Co. Ltd.	18,000	151,652
Teikoku Sen-I Co. Ltd.	3,600	51,720
Tocalo Co. Ltd.	3,600	78,259
Toshiba Machine Co. Ltd.	18,000	67,927
Tsubakimoto Chain Co.	18,000	142,174
Tsugami Corp.	18,000	99,522
Tsukishima Kikai Co. Ltd.	5,400	59,239
Tsurumi Manufacturing Co. Ltd.	3,600	54,374
Union Tool Co.	1,800	44,642
YAMABIKO Corp.	5,400	63,504
Yushin Precision Equipment Co. Ltd.	1,800	41,752

		7,360,503
MARINE — 0.40%
Iino Kaiun Kaisha Ltd.	16,200	59,713
Kawasaki Kisen Kaisha Ltd.[a]	162,000	356,856
NS United Kaiun Kaisha Ltd.	18,000	32,700

		449,269

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
MEDIA — 1.83%
Adways Inc.[a]	5,400	$23,459
Asatsu-DK Inc.	5,400	143,359
Avex Group Holdings Inc.	5,400	74,926
CyberAgent Inc.	18,000	439,317
Daiichikosho Co. Ltd.	7,200	282,136
Kadokawa Dwango[b]	9,008	123,248
Next Co. Ltd.	9,000	63,267
Septeni Holdings Co. Ltd.	18,000	54,500
Shochiku Co. Ltd.	18,000	195,252
SKY Perfect JSAT Holdings Inc.	27,000	129,378
Toei Co. Ltd.	18,000	145,491
Tokyo Broadcasting System Holdings Inc.	7,200	113,044
TV Asahi Holdings Corp.	3,600	67,864
USEN Corp.	18,080	54,584
Vector Inc.	5,400	57,154
Zenrin Co. Ltd.	5,400	80,707

		2,047,686
METALS & MINING — 2.57%
Aichi Steel Corp.	1,800	83,409
Asahi Holdings Inc.	5,400	95,636
Daido Steel Co. Ltd.	54,000	222,265
Dowa Holdings Co. Ltd.	36,000	277,397
Godo Steel Ltd.	1,800	34,311
Kyoei Steel Ltd.	3,600	65,526
Mitsubishi Steel Manufacturing Co. Ltd.	36,000	71,719
Mitsui Mining & Smelting Co. Ltd.	108,000	252,122
Nakayama Steel Works Ltd.[b]	3,600	22,369
Neturen Co. Ltd.	5,400	43,031
Nippon Denko Co. Ltd.	19,800	39,619
Nippon Light Metal Holdings Co. Ltd.	84,600	189,328
Nisshin Steel Co. Ltd.	16,200	208,285
Nittetsu Mining Co. Ltd.	1,800	82,619
Osaka Steel Co. Ltd.	1,800	32,937
OSAKA Titanium Technologies Co. Ltd.[a,b]	3,600	50,867
Pacific Metals Co. Ltd.[a,b]	36,000	120,690
Sanyo Special Steel Co. Ltd.	18,000	90,517
Toho Titanium Co. Ltd.[a]	5,400	36,017
Toho Zinc Co. Ltd.	18,000	69,349
Tokyo Rope Manufacturing Co. Ltd.	3,600	66,600
Tokyo Steel Manufacturing Co. Ltd.	18,000	130,326

Security	Shares	Value
Topy Industries Ltd.	3,600	$91,118
Toyo Kohan Co. Ltd.	9,000	29,698
UACJ Corp.	54,140	156,797
Yamato Kogyo Co. Ltd.	7,200	205,362
Yodogawa Steel Works Ltd.	3,600	99,838

		2,867,752
MULTILINE RETAIL — 0.90%
Fuji Co. Ltd./Ehime	3,600	70,265
H2O Retailing Corp.	14,435	216,756
Izumi Co. Ltd.	7,200	316,574
Kintetsu Department Store Co. Ltd.[b]	18,000	55,764
Matsuya Co. Ltd.	5,400	48,150
Parco Co. Ltd.	3,600	32,163
Seria Co. Ltd.	3,600	259,704

		999,376
OIL, GAS & CONSUMABLE FUELS — 0.52%
Cosmo Energy Holdings Co. Ltd.	10,800	137,435
ITOCHU Enex Co. Ltd.	9,000	68,243
Japan Petroleum Exploration Co. Ltd.	5,400	110,279
Nippon Gas Co. Ltd.	7,200	207,890
San-Ai Oil Co. Ltd.	9,000	62,162

		586,009
PAPER & FOREST PRODUCTS — 0.67%
Daiken Corp.	3,600	63,378
Daio Paper Corp.[a]	12,600	139,109
Hokuetsu Kishu Paper Co. Ltd.	23,400	134,718
Mitsubishi Paper Mills Ltd.[b]	5,400	35,543
Nippon Paper Industries Co. Ltd.	18,000	312,467
Tokushu Tokai Paper Co. Ltd.	1,800	63,109

		748,324
PERSONAL PRODUCTS — 0.98%
Ci:z Holdings Co. Ltd.	5,400	140,278
Euglena Co. Ltd.[a,b]	10,800	121,701
Fancl Corp.	7,200	99,901
Kobayashi Pharmaceutical Co. Ltd.	9,000	395,717
Mandom Corp.	3,600	155,127
Milbon Co. Ltd.	1,800	73,299
Noevir Holdings Co. Ltd.	3,600	113,107

		1,099,130
PHARMACEUTICALS — 2.56%
ASKA Pharmaceutical Co. Ltd.	3,600	53,615
JCR Pharmaceuticals Co. Ltd.	3,600	90,359
Kaken Pharmaceutical Co. Ltd.	5,700	304,147

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Kissei Pharmaceutical Co. Ltd.	5,400	$127,246
KYORIN Holdings Inc.	7,200	151,778
Mochida Pharmaceutical Co. Ltd.	1,800	125,587
Nichi-Iko Pharmaceutical Co. Ltd.	7,250	100,595
Nippon Shinyaku Co. Ltd.	9,000	420,203
Rohto Pharmaceutical Co. Ltd.	16,200	229,753
Sawai Pharmaceutical Co. Ltd.	5,400	290,509
Seikagaku Corp.	7,200	103,439
Sosei Group Corp.[a,b]	3,000	371,758
Torii Pharmaceutical Co. Ltd.	1,800	37,613
Towa Pharmaceutical Co. Ltd.[a]	1,800	65,163
Tsumura & Co.	10,800	293,352
ZERIA Pharmaceutical Co. Ltd.	5,400	88,006

		2,853,123
PROFESSIONAL SERVICES — 1.41%
Benefit One Inc.	3,600	84,957
en-japan Inc.	3,600	60,566
Funai Soken Holdings Inc.	5,000	78,020
JAC Recruitment Co. Ltd.	3,600	41,546
Meitec Corp.	5,400	203,546
Nihon M&A Center Inc.	10,800	295,722
Nomura Co. Ltd.	7,200	105,777
Outsourcing Inc.[a]	1,800	57,264
Tanseisha Co. Ltd.	5,400	35,733
TechnoPro Holdings Inc.	5,400	172,267
Temp Holdings Co. Ltd.	25,200	389,683
Yumeshin Holdings Co. Ltd.[a]	7,200	47,202

		1,572,283
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.72%
Ardepro Co. Ltd.[a]	27,000	26,539
Daibiru Corp.	9,000	80,486
Daikyo Inc.	54,000	114,687
Goldcrest Co. Ltd.	3,600	68,528
Heiwa Real Estate Co. Ltd.	7,200	103,250
Ichigo Inc.	37,800	144,970
Kenedix Inc.	45,000	166,659
Leopalace21 Corp.	43,200	235,440
NTT Urban Development Corp.	21,600	186,911
Open House Co. Ltd.	5,400	134,023
Relo Group Inc.	1,800	248,014
Sumitomo Real Estate Sales Co. Ltd.	3,600	88,085
Takara Leben Co. Ltd.	14,400	85,304
TOC Co. Ltd.	10,800	93,740

Security	Shares	Value
Tosei Corp.	5,400	$39,382
Unizo Holdings Co. Ltd.	3,600	103,155

		1,919,173
ROAD & RAIL — 2.09%
Fukuyama Transporting Co. Ltd.	18,000	98,732
Hitachi Transport System Ltd.	9,000	184,747
Nankai Electric Railway Co. Ltd.	90,000	413,094
Nikkon Holdings Co. Ltd.	10,800	226,720
Nishi-Nippon Railroad Co. Ltd.	54,000	240,748
Sankyu Inc.	54,000	315,152
Seino Holdings Co. Ltd.	25,200	281,093
Senko Co. Ltd.	18,000	127,640
Sotetsu Holdings Inc.	72,000	354,487
Trancom Co. Ltd.	1,800	87,990

		2,330,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.46%
Advantest Corp.	28,800	392,021
Disco Corp.	5,400	642,626
Japan Material Co. Ltd.	1,800	58,686
Lasertec Corp.	3,600	66,063
Megachips Corp.[a]	3,600	85,589
Micronics Japan Co. Ltd.	5,400	47,723
Sanken Electric Co. Ltd.[b]	18,000	76,616
SCREEN Holdings Co. Ltd.	7,200	430,945
Shindengen Electric Manufacturing Co. Ltd.	18,000	68,401
Shinko Electric Industries Co. Ltd.	12,600	77,738
Sumco Corp.	34,200	376,081
Tokyo Seimitsu Co. Ltd.	7,200	203,467
ULVAC Inc.	7,200	217,052

		2,743,008
SOFTWARE — 1.29%
Broadleaf Co. Ltd.	5,400	64,594
Capcom Co. Ltd.	9,000	197,306
COLOPL Inc.	9,000	76,379
Fuji Soft Inc.	3,600	83,819
GungHo Online Entertainment Inc.	68,400	152,474
Justsystems Corp.	5,400	51,372
Koei Tecmo Holdings Co. Ltd.	7,240	121,678
Marvelous Inc.[a]	5,400	36,728
Miroku Jyoho Service Co. Ltd.	3,600	60,061
NSD Co. Ltd.	7,200	110,896

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
OBIC Business Consultants Co. Ltd.	1,800	$76,142
Square Enix Holdings Co. Ltd.	16,200	409,887

		1,441,336
SPECIALTY RETAIL — 2.94%
Adastria Co. Ltd.	5,400	153,074
Alpen Co. Ltd.	3,600	69,855
AOKI Holdings Inc.	7,200	84,609
Aoyama Trading Co. Ltd.	9,000	306,859
Arcland Sakamoto Co. Ltd.	3,600	41,957
Asahi Co. Ltd.[a]	3,600	39,777
Autobacs Seven Co. Ltd.	10,800	157,339
BIC Camera Inc.	16,200	144,164
Chiyoda Co. Ltd.	3,600	83,788
DCM Holdings Co. Ltd.[a]	16,200	146,866
EDION Corp.[a]	12,600	121,527
Geo Holdings Corp.	5,400	58,670
IDOM Inc.[a]	10,800	53,837
Jin Co. Ltd.[a]	1,800	75,747
Joshin Denki Co. Ltd.	7,000	58,484
Joyful Honda Co. Ltd.	5,400	152,363
K’s Holdings Corp.	14,400	266,908
Kohnan Shoji Co. Ltd.	5,400	102,507
Komeri Co. Ltd.	5,400	128,336
Nishimatsuya Chain Co. Ltd.	9,000	116,898
Nojima Corp.	3,600	42,241
PAL GROUP Holdings Co. Ltd.	1,800	46,886
PC Depot Corp.[a]	6,840	33,616
Sac’s Bar Holdings Inc.	3,600	38,355
Sanrio Co. Ltd.	9,000	159,077
Shimachu Co. Ltd.	9,000	233,086
T-Gaia Corp.	5,400	80,897
United Arrows Ltd.	3,600	91,023
VT Holdings Co. Ltd.	12,600	61,703
Xebio Holdings Co. Ltd.	3,600	55,606
Yellow Hat Ltd.	3,600	73,836

		3,279,891
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.65%
Eizo Corp.	3,600	106,472
Elecom Co. Ltd.	3,600	61,956
Hitachi Maxell Ltd.	7,200	126,693
Japan Digital Laboratory Co. Ltd.	3,600	76,205
MCJ Co. Ltd.	5,400	47,818
Melco Holdings Inc.	1,800	46,207

Security	Shares	Value
Riso Kagaku Corp.	3,600	$62,525
Roland DG Corp.	1,800	45,448
Toshiba TEC Corp.[b]	18,000	89,254
Wacom Co. Ltd.	25,200	67,896

		730,474
TEXTILES, APPAREL & LUXURY GOODS — 1.15%
Descente Ltd.	7,200	79,175
Fujibo Holdings Inc.	1,800	56,317
Gunze Ltd.	36,000	119,426
Japan Wool Textile Co. Ltd. (The)	16,200	113,739
Kurabo Industries Ltd.	36,000	72,982
Onward Holdings Co. Ltd.	18,000	118,636
Seiko Holdings Corp.	36,000	127,325
Seiren Co. Ltd.	9,000	115,793
TSI Holdings Co. Ltd.	12,600	72,651
Tsutsumi Jewelry Co. Ltd.	1,800	28,656
Unitika Ltd.[a,b]	108,000	81,513
Wacoal Holdings Corp.	18,000	209,627
Yondoshi Holdings Inc.	3,600	82,998

		1,278,838
TRADING COMPANIES & DISTRIBUTORS — 2.36%
Hanwa Co. Ltd.	36,000	234,745
Inaba Denki Sangyo Co. Ltd.	3,600	122,428
Inabata & Co. Ltd.	7,200	76,395
Iwatani Corp.	36,000	195,568
Japan Pulp & Paper Co. Ltd.	18,000	54,974
Kamei Corp.	3,600	32,984
Kanamoto Co. Ltd.	5,400	123,691
Kanematsu Corp.	72,000	119,426
Kuroda Electric Co. Ltd.	5,400	108,905
MonotaRO Co. Ltd.[a]	10,800	231,554
Nagase & Co. Ltd.	18,000	226,530
Nippon Steel & Sumikin Bussan Corp.	1,944	75,409
Nishio Rent All Co. Ltd.	3,600	96,678
Sojitz Corp.	216,000	549,739
Trusco Nakayama Corp.	3,600	163,658
Wakita & Co. Ltd.	7,200	59,334
Yamazen Corp.	9,000	70,850
Yuasa Trading Co. Ltd.	3,600	88,874

		2,631,742

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.13%
Nissin Corp.	18,000	$53,552
Sumitomo Warehouse Co. Ltd. (The)	18,000	92,729

		146,281

TOTAL COMMON STOCKS
(Cost: $116,827,282)		110,779,827

SHORT-TERM INVESTMENTS — 4.06%

MONEY MARKET FUNDS — 4.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	4,472,273	4,473,615
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	49,782	49,782

		4,523,397

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,522,104)		4,523,397

TOTAL INVESTMENTS IN SECURITIES — 103.34%
(Cost: $121,349,386)[f]		115,303,224
Other Assets, Less Liabilities — (3.34)%		(3,723,131)

NET ASSETS — 100.00%		$111,580,093

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $124,141,067. Net unrealized depreciation was $8,837,843, of which $7,363,978 represented gross unrealized appreciation on securities and $16,201,821 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$110,779,827	$—	$—	$110,779,827
Money market funds	4,523,397	—	—	4,523,397

Total	$115,303,224	$—	$—	$115,303,224

185

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AIRLINES — 0.78%
AirAsia Bhd	3,272,600	$2,022,476

		2,022,476
AUTOMOBILES — 0.54%
UMW Holdings Bhd[a]	1,218,400	1,402,279

		1,402,279
BANKS — 27.49%
Alliance Financial Group Bhd	2,629,900	2,267,155
AMMB Holdings Bhd	4,724,437	4,421,887
CIMB Group Holdings Bhd	7,984,492	8,170,427
Hong Leong Bank Bhd	1,699,340	5,060,730
Hong Leong Financial Group Bhd	597,000	2,005,150
Malayan Banking Bhd[a]	9,155,293	15,928,488
Public Bank Bhd	7,102,180	31,137,637
RHB Bank Bhd	2,087,402	2,290,253
RHB Bank Bhd New[b]	1,621,200	4

		71,281,731
CHEMICALS — 3.70%
Petronas Chemicals Group Bhd	6,275,200	9,596,869

		9,596,869
CONSTRUCTION & ENGINEERING — 5.08%
Dialog Group Bhd	8,275,754	2,964,892
Gamuda Bhd	4,419,600	4,750,130
IJM Corp. Bhd	7,529,780	5,445,855

		13,160,877
CONSTRUCTION MATERIALS — 0.55%
Lafarge Malaysia Bhd	885,460	1,427,522

		1,427,522
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.57%
Telekom Malaysia Bhd	2,949,000	4,074,189

		4,074,189
ELECTRIC UTILITIES — 10.73%
Tenaga Nasional Bhd	8,849,712	27,821,307

		27,821,307
ENERGY EQUIPMENT & SERVICES — 1.26%
Sapurakencana Petroleum Bhd[b]	10,163,600	3,277,112

		3,277,112
FOOD PRODUCTS — 7.21%
Felda Global Ventures Holdings Bhd[a]	3,337,000	1,150,690
Genting Plantations Bhd	616,800	1,477,779

Security	Shares	Value
IOI Corp. Bhd	5,911,830	$5,758,276
Kuala Lumpur Kepong Bhd	1,116,200	5,968,396
PPB Group Bhd	1,238,866	4,338,527

		18,693,668
GAS UTILITIES — 3.28%
Petronas Gas Bhd	1,810,000	8,502,866

		8,502,866
HEALTH CARE EQUIPMENT & SUPPLIES — 0.73%
Hartalega Holdings Bhd	1,715,400	1,882,100

		1,882,100
HEALTH CARE PROVIDERS & SERVICES — 4.91%
IHH Healthcare Bhd	8,609,800	12,723,842

		12,723,842
HOTELS, RESTAURANTS & LEISURE — 7.65%
Berjaya Sports Toto Bhd	1,753,417	1,228,884
Genting Bhd	5,880,400	10,480,964
Genting Malaysia Bhd	7,758,900	8,113,314

		19,823,162
INDUSTRIAL CONGLOMERATES — 5.17%
HAP Seng Consolidated Bhd	1,626,700	2,892,073
Sime Darby Bhd	5,899,014	10,514,140

		13,406,213
MARINE — 1.85%
MISC Bhd	2,920,620	4,800,123

		4,800,123
MEDIA — 0.92%
Astro Malaysia Holdings Bhd	4,070,100	2,378,630

		2,378,630
MULTI-UTILITIES — 2.05%
YTL Corp. Bhd	11,292,712	3,641,179
YTL Power International Bhd	5,285,800	1,668,826

		5,310,005
OIL, GAS & CONSUMABLE FUELS — 1.03%
Petronas Dagangan Bhd	519,300	2,674,407

		2,674,407
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.73%
IOI Properties Group Bhd	4,036,200	1,888,862

		1,888,862

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

November 30, 2016

Security	Shares	Value
TOBACCO — 1.43%
British American Tobacco Malaysia Bhd	373,300	$3,694,550

		3,694,550
TRANSPORTATION INFRASTRUCTURE — 2.08%
Malaysia Airports Holdings Bhd	1,948,200	2,770,056
Westports Holdings Bhd	2,677,100	2,619,554

		5,389,610
WIRELESS TELECOMMUNICATION SERVICES — 8.91%
Axiata Group Bhd	6,998,400	6,565,897
DiGi.Com Bhd[a]	9,149,300	9,976,957
Maxis Bhd[a]	4,908,900	6,562,054

		23,104,908

TOTAL COMMON STOCKS
(Cost: $160,649,934)		258,337,308

SHORT-TERM INVESTMENTS — 7.07%

MONEY MARKET FUNDS — 7.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	18,263,548	18,269,027
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	74,710	74,710

		18,343,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,340,490)		18,343,737

Value
TOTAL INVESTMENTS IN SECURITIES — 106.72%
(Cost: $178,990,424)[f]	$276,681,045
Other Assets, Less Liabilities — (6.72)%	(17,426,770)

NET ASSETS — 100.00%	$259,254,275

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $204,011,591. Net unrealized appreciation was $72,669,454, of which $101,601,113 represented gross unrealized appreciation on securities and $28,931,659 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$258,337,304	$—	$4	$258,337,308
Money market funds	18,343,737	—	—	18,343,737

Total	$276,681,041	$—	$4	$276,681,045

187

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

AIRLINES — 1.43%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	7,655,100	$11,329,810
Grupo Aeromexico SAB de CVa,b	6,291,243	11,053,658

		22,383,468
AUTO COMPONENTS — 0.25%
Rassini SAB de CV	1,021,899	3,881,943

		3,881,943
BANKS — 12.36%
Banregio Grupo Financiero SAB de CVb	2,729,900	14,679,921
Grupo Financiero Banorte SAB de CV	23,148,478	111,510,705
Grupo Financiero Inbursa SAB de CV Series Ob	25,039,092	34,319,058
Grupo Financiero Interacciones SA de CV Series Ob	1,439,100	5,367,673
Grupo Financiero Santander Mexico SAB de CV Series Bb	19,872,250	28,042,950

		193,920,307
BEVERAGES — 11.73%
Arca Continental SAB de CV	4,634,029	24,572,973
Coca-Cola Femsa SAB de CV Series L	3,709,247	23,468,495
Fomento Economico Mexicano SAB de CV	17,295,010	135,935,526

		183,976,994
BUILDING PRODUCTS — 0.34%
Elementia SAB de CVa,b,c	5,046,090	5,299,350

		5,299,350
CAPITAL MARKETS — 0.44%
Bolsa Mexicana de Valores SAB de CV	5,242,487	6,972,911

		6,972,911
CHEMICALS — 1.77%
Mexichem SAB de CV	11,572,774	27,732,827

		27,732,827
CONSTRUCTION MATERIALS — 6.45%
Cemex SAB de CV CPO[a]	129,474,132	101,251,965

		101,251,965

Security	Shares	Value
CONSUMER FINANCE — 1.80%
Credito Real SAB de CV SOFOM ERb	3,360,974	$4,843,020
Gentera SAB de CV	11,344,606	17,937,472
Unifin Financiera SAB de CV SOFOM ENR[b]	2,292,148	5,539,894

		28,320,386
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.00%
Axtel SAB de CV CPO[a,b]	17,152,277	3,409,929
Telesites SAB de CVa,b	20,822,646	12,225,581

		15,635,510
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.96%
Concentradora Fibra Danhos SA de CV	447,300	700,473
Concentradora Fibra Hotelera Mexicana SA de CVb	7,559,490	5,490,762
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,929,276	1,241,107
Fibra Uno Administracion SA de CV	27,256,000	42,296,892
Macquarie Mexico Real Estate Management SA de CV	10,113,600	10,186,466
PLA Administradora Industrial S. de RL de CVb	7,656,300	10,598,585
Prologis Property Mexico SA de CV	5,000,400	7,369,011

		77,883,296
FOOD & STAPLES RETAILING — 5.31%
Grupo Comercial Chedraui SA de CVb	4,444,100	8,103,468
La Comer SAB de CVa,b	7,289,155	5,661,134
Wal-Mart de Mexico SAB de CV	37,736,633	69,583,974

		83,348,576
FOOD PRODUCTS — 6.12%
Gruma SAB de CV Series B	2,354,050	28,287,695
Grupo Bimbo SAB de CV	17,423,104	40,297,178
Grupo Herdez SAB de CVb	3,323,444	6,746,725
Grupo Lala SAB de CVb	7,432,300	11,239,664
Industrias Bachoco SAB de CV Series B	2,390,200	9,410,190

		95,981,452

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2016

Security	Shares	Value
GAS UTILITIES — 0.98%
Infraestructura Energetica Nova SAB de CV	3,491,500	$15,453,160

		15,453,160
HOTELS, RESTAURANTS & LEISURE — 1.45%
Alsea SAB de CV	6,218,166	18,345,450
Hoteles City Express SAB de CVa,b	5,595,500	4,449,615

		22,795,065
HOUSEHOLD DURABLES — 0.50%
Consorcio ARA SAB de CV	13,746,319	4,639,739
Corpovael SAB de CVb	4,340,175	3,180,004

		7,819,743
HOUSEHOLD PRODUCTS — 1.86%
Kimberly-Clark de Mexico SAB de CV Series A	16,566,154	29,203,688

		29,203,688
INDUSTRIAL CONGLOMERATES — 4.03%
Alfa SAB de CV	29,991,351	39,817,556
Grupo Carso SAB de CV Series A1	6,318,633	23,484,420

		63,301,976
INSURANCE — 0.35%
Qualitas Controladora SAB de CVb	3,610,800	5,488,733

		5,488,733
MACHINERY — 0.24%
Grupo Rotoplas SAB de CVb	2,788,900	3,725,799

		3,725,799
MEDIA — 4.78%
Grupo Televisa SAB	17,214,247	71,497,249
TV Azteca SAB de CV CPO[b]	23,105,939	3,543,907

		75,041,156
METALS & MINING — 9.40%
Grupo Mexico SAB de CV Series B	35,129,786	96,607,984
Industrias CH SAB de CV Series Ba,b	1,933,383	10,903,817
Industrias Penoles SAB de CV	1,502,343	32,419,348
Minera Frisco SAB de CV Series A1[a,b]	9,694,603	7,477,239

		147,408,388

Security	Shares	Value
MULTILINE RETAIL — 1.23%
El Puerto de Liverpool SAB de CV Series C1[b]	2,135,040	$16,927,016
Grupo Famsa SAB de CV Series Aa,b	7,014,087	2,384,567

		19,311,583
PHARMACEUTICALS — 0.69%
Genomma Lab Internacional SAB de CV Series Ba	10,048,193	10,793,004

		10,793,004
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.80%
Corp Inmobiliaria Vesta SAB de CVb	6,850,149	8,247,951
Grupo GICSA SA de CVa,b	8,223,366	4,257,793

		12,505,744
TRANSPORTATION INFRASTRUCTURE — 7.12%
Grupo Aeroportuario del Centro Norte SAB de CV	2,600,292	12,306,376
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,839,249	32,857,483
Grupo Aeroportuario del Sureste SAB de CV Series B	2,230,660	32,380,390
OHL Mexico SAB de CVa	9,731,100	8,403,754
Promotora y Operadora de Infraestructura SAB de CV	2,916,865	25,832,546

		111,780,549
WIRELESS TELECOMMUNICATION SERVICES — 12.34%
America Movil SAB de CV	316,599,518	193,617,094

		193,617,094

TOTAL COMMON STOCKS
(Cost: $2,132,624,389)		1,564,834,667

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	32,707,593	$32,717,406
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	1,154,002	1,154,002

		33,871,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,864,989)		33,871,408

TOTAL INVESTMENTS IN SECURITIES — 101.89%
(Cost: $2,166,489,378)[g]		1,598,706,075
Other Assets, Less Liabilities — (1.89)%		(29,709,917)

NET ASSETS — 100.00%		$1,568,996,158

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,225,158,644. Net unrealized depreciation was $626,452,569, of which $6,419 represented gross unrealized appreciation on securities and $626,458,988 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,564,834,667	$—	$—	$1,564,834,667
Money market funds	33,871,408	—	—	33,871,408

Total	$1,598,706,075	$—	$—	$1,598,706,075

190

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

AIR FREIGHT & LOGISTICS — 0.50%
PostNL NVa	163,753	$807,747

		807,747
BANKS — 13.72%
ABN AMRO Group NVb	107,956	2,336,202
ING Groep NV	1,470,440	20,043,974

		22,380,176
BEVERAGES — 7.90%
Coca-Cola European Partners PLC	86,038	2,861,286
Heineken Holding NV	40,704	2,862,322
Heineken NV	90,279	6,772,709
Refresco Group NVb	27,333	396,214

		12,892,531
CAPITAL MARKETS — 0.47%
BinckBank NV	23,567	129,549
Flow Traders[b]	11,080	351,200
Intertrust NVb	16,630	290,108

		770,857
CHEMICALS — 6.82%
Akzo Nobel NV	95,042	5,924,214
Corbion NV	22,964	570,029
Koninklijke DSM NV	69,888	4,242,129
OCI NVa,c	26,045	379,202

		11,115,574
CONSTRUCTION & ENGINEERING — 1.07%
Arcadis NV	24,904	289,675
Boskalis Westminster	34,455	1,076,393
Koninklijke BAM Groep NV	87,077	376,875

		1,742,943
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,c	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.34%
Koninklijke KPN NV	1,321,287	3,811,007

		3,811,007
ELECTRICAL EQUIPMENT — 0.78%
Kendrion NV	5,167	146,621
Philips Lighting NVa,b	19,066	436,864

Security	Shares	Value
SIF Holding NVa	5,747	$90,166
TKH Group NV	16,178	599,799

		1,273,450
ENERGY EQUIPMENT & SERVICES — 0.82%
Fugro NV CVA[a,c]	21,443	352,802
SBM Offshore NV	68,528	989,735

		1,342,537
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.21%
Eurocommercial Properties NV	20,677	740,497
NSI NV	65,096	250,665
VastNed Retail NV	8,433	310,104
Wereldhave NV	16,236	678,764

		1,980,030
FOOD & STAPLES RETAILING — 4.67%
Koninklijke Ahold Delhaize NVa	386,039	7,620,982

		7,620,982
FOOD PRODUCTS — 0.23%
Wessanen	30,729	369,165

		369,165
HOTELS, RESTAURANTS & LEISURE — 0.15%
Basic-Fit NVa,b	13,965	238,655

		238,655
HOUSEHOLD DURABLES — 0.19%
TomTom NVa,c	39,077	313,508

		313,508
INDUSTRIAL CONGLOMERATES — 6.38%
Koninklijke Philips NV	361,633	10,411,452

		10,411,452
INSURANCE — 5.44%
Aegon NV	693,141	3,527,892
ASR Nederland NVa	23,016	481,837
Delta Lloyd NV	172,319	993,130
NN Group NV	120,317	3,871,086

		8,873,945
IT SERVICES — 0.60%
InterXion Holding NVa	28,415	970,656

		970,656
LEISURE PRODUCTS — 0.14%
Accell Group	10,465	222,691

		222,691

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2016

Security	Shares	Value
MACHINERY — 0.73%
Aalberts Industries NV	39,157	$1,194,210

		1,194,210
MEDIA — 1.93%
Altice NV Class Aa,c	143,027	2,465,499
Altice NV Class Ba	38,911	676,733

		3,142,232
METALS & MINING — 0.08%
AMG Advanced Metallurgical Group NV	8,608	137,518

		137,518
OIL, GAS & CONSUMABLE FUELS — 0.89%
Koninklijke Vopak NV	27,430	1,283,210
VTTI Energy Partners LP	9,534	170,182

		1,453,392
PERSONAL PRODUCTS — 15.36%
Unilever NV CVA	623,408	25,047,156

		25,047,156
PROFESSIONAL SERVICES — 7.90%
Brunel International NV	9,475	139,660
Randstad Holding NV	45,365	2,305,581
RELX NV	385,074	6,225,333
Wolters Kluwer NV	116,811	4,215,523

		12,886,097
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.43%
ASM International NV	18,569	789,496
ASML Holding NV	140,010	14,498,773
BE Semiconductor Industries NV	13,269	440,641
NXP Semiconductors NVa	111,694	11,074,460

		26,803,370
SOFTWARE — 0.97%
Gemalto NV	30,949	1,579,813

		1,579,813
TRADING COMPANIES & DISTRIBUTORS — 2.07%
AerCap Holdings NVa	60,275	2,582,784
IMCD Group NV	19,593	793,335

		3,376,119

TOTAL COMMON STOCKS
(Cost: $181,050,874)		162,757,814

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.40%

MONEY MARKET FUNDS — 2.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	3,853,591	$3,854,747
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	61,570	61,570

		3,916,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,915,248)		3,916,317

TOTAL INVESTMENTS IN SECURITIES — 102.19%
(Cost: $184,966,122)[g]		166,674,131
Other Assets, Less Liabilities — (2.19)%		(3,566,899)

NET ASSETS — 100.00%		$163,107,232

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $189,470,226. Net unrealized depreciation was $22,796,095, of which $1,447,090 represented gross unrealized appreciation on securities and $24,243,185 represented gross unrealized depreciation on securities.

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$162,757,813	$—	$1	$162,757,814
Money market funds	3,916,317	—	—	3,916,317

Total	$166,674,130	$—	$1	$166,674,131

193

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.38%

AUSTRALIA — 59.13%
AGL Energy Ltd.	1,041,777	$16,148,658
Alumina Ltd.	3,779,644	4,621,735
Amcor Ltd./Australia	1,788,281	18,999,879
AMP Ltd.	4,563,735	15,848,000
APA Group	1,719,091	10,123,096
Aristocrat Leisure Ltd.	835,703	9,261,885
ASX Ltd.	299,948	10,783,860
Aurizon Holdings Ltd.	3,170,211	11,664,703
AusNet Services	2,732,257	2,997,811
Australia & New Zealand Banking Group Ltd.	4,518,107	94,838,336
Bank of Queensland Ltd.[a]	588,115	4,884,102
Bendigo & Adelaide Bank Ltd.	713,966	6,356,540
BHP Billiton Ltd.	4,956,622	89,394,286
Boral Ltd.	1,670,532	6,208,390
Brambles Ltd.	2,448,952	21,314,824
Caltex Australia Ltd.	402,985	8,947,249
Challenger Ltd./Australia	883,014	6,948,217
CIMIC Group Ltd.	150,535	3,427,885
Coca-Cola Amatil Ltd.	887,128	6,285,807
Cochlear Ltd.	88,638	7,773,683
Commonwealth Bank of Australia	2,647,546	153,850,326
Computershare Ltd.	717,332	6,148,007
Crown Resorts Ltd.	563,431	4,887,255
CSL Ltd.	704,429	51,005,790
Dexus Property Group	1,496,000	10,080,513
Domino’s Pizza Enterprises Ltd.	94,809	4,747,963
DUET Group	3,752,529	6,598,682
Flight Centre Travel Group Ltd.[a]	85,459	2,108,922
Fortescue Metals Group Ltd.	2,401,080	10,413,600
Goodman Group	2,752,640	13,585,701
GPT Group (The)	2,775,641	9,925,784
Harvey Norman Holdings Ltd.	858,891	3,014,310
Healthscope Ltd.	2,678,401	4,452,606
Incitec Pivot Ltd.	2,599,674	6,050,421
Insurance Australia Group Ltd.	3,756,269	15,514,032
James Hardie Industries PLC	688,347	10,588,741
LendLease Group	854,403	8,591,660
Macquarie Group Ltd.	472,549	29,293,077
Medibank Pvt Ltd.	4,253,315	8,170,659
Mirvac Group	5,725,753	8,672,467
National Australia Bank Ltd.	4,100,349	87,644,655

Security	Shares	Value
Newcrest Mining Ltd.	1,182,775	$17,075,871
Oil Search Ltd.	2,115,157	10,079,953
Orica Ltd.	578,391	7,256,303
Origin Energy Ltd.	2,704,020	11,867,316
Qantas Airways Ltd.	739,211	1,802,348
QBE Insurance Group Ltd.	2,114,970	17,454,747
Ramsay Health Care Ltd.	218,416	11,427,079
REA Group Ltd.	82,654	3,152,376
Rio Tinto Ltd.	654,500	27,926,584
Santos Ltd.	2,463,164	7,152,240
Scentre Group	8,217,715	25,743,827
Seek Ltd.	509,575	5,575,956
Sonic Healthcare Ltd.	609,433	9,816,092
South32 Ltd.	8,216,032	16,450,822
Stockland	3,701,104	11,840,645
Suncorp Group Ltd.	1,985,379	18,336,212
Sydney Airport	1,691,415	7,848,127
Tabcorp Holdings Ltd.	1,286,747	4,458,843
Tatts Group Ltd.	2,263,074	7,005,981
Telstra Corp. Ltd.	6,602,596	24,635,551
TPG Telecom Ltd.	521,543	2,751,342
Transurban Group	3,150,202	24,532,126
Treasury Wine Estates Ltd.	1,140,513	9,092,386
Vicinity Centres	5,192,242	11,201,958
Vocus Communications Ltd.	799,986	2,464,760
Wesfarmers Ltd.	1,738,726	53,672,987
Westfield Corp.	3,045,856	20,568,932
Westpac Banking Corp.	5,164,566	119,321,277
Woodside Petroleum Ltd.	1,170,246	25,610,520
Woolworths Ltd.	1,974,533	33,393,841

		1,361,691,119
HONG KONG — 27.49%
AIA Group Ltd.	18,625,214	113,576,431
ASM Pacific Technology Ltd.	374,000	3,739,204
Bank of East Asia Ltd. (The)[a]	1,870,920	7,754,646
BOC Hong Kong Holdings Ltd.[a]	5,703,500	21,397,362
Cathay Pacific Airways Ltd.[a]	1,814,000	2,455,570
Cheung Kong Infrastructure Holdings Ltd.	1,011,208	8,447,755
Cheung Kong Property Holdings Ltd.	4,114,232	28,164,958
CK Hutchison Holdings Ltd.	4,207,732	51,263,197
CLP Holdings Ltd.	2,524,500	24,686,343
First Pacific Co. Ltd./Hong Kong	3,366,500	2,365,380

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2016

Security	Shares	Value
Galaxy Entertainment Group Ltd.	3,553,000	$17,635,255
Hang Lung Group Ltd.	1,309,000	4,809,615
Hang Lung Properties Ltd.	3,461,736	7,801,196
Hang Seng Bank Ltd.	1,178,100	22,326,739
Henderson Land Development Co. Ltd.	1,684,820	9,307,438
HK Electric Investments & HK Electric Investments Ltd.[b]	4,114,000	3,627,824
HKT Trust & HKT Ltd.	4,197,338	5,476,212
Hong Kong & China Gas Co. Ltd.[a]	11,903,852	22,160,549
Hong Kong Exchanges & Clearing Ltd.[a]	1,776,600	46,724,604
Hongkong Land Holdings Ltd.	1,813,900	11,627,099
Hysan Development Co. Ltd.[a]	935,830	4,126,187
Kerry Properties Ltd.	998,500	2,857,767
Li & Fung Ltd.[a]	9,119,200	3,997,251
Link REIT	3,469,086	23,882,629
Melco Crown Entertainment Ltd. ADR	293,029	5,760,950
MGM China Holdings Ltd.	1,496,000	3,321,166
MTR Corp. Ltd.	2,244,286	11,226,276
New World Development Co. Ltd.	8,789,921	9,790,943
NWS Holdings Ltd.	2,363,000	4,082,200
PCCW Ltd.	6,545,867	3,806,007
Power Assets Holdings Ltd.	2,150,500	20,516,202
Sands China Ltd.	3,720,400	18,322,250
Shangri-La Asia Ltd.	1,947,000	2,121,038
Sino Land Co. Ltd.	4,726,800	7,434,519
SJM Holdings Ltd.	3,179,000	2,573,807
Sun Hung Kai Properties Ltd.	2,244,000	29,363,965
Swire Pacific Ltd. Class A	841,500	8,380,664
Swire Properties Ltd.[a]	1,787,000	5,402,481
Techtronic Industries Co. Ltd.	2,150,707	8,387,498
WH Group Ltd.[b]	12,435,500	10,340,672
Wharf Holdings Ltd. (The)[a]	2,095,600	15,534,670
Wheelock & Co. Ltd.	1,309,000	7,779,763
Wynn Macau Ltd.[a]	2,393,600	4,437,479
Yue Yuen Industrial Holdings Ltd.	1,215,500	4,379,884

		633,173,645
NEW ZEALAND — 1.51%
Auckland International Airport Ltd.	1,476,365	6,440,885
Contact Energy Ltd.	1,105,250	3,681,986
Fletcher Building Ltd.	1,069,453	7,792,532
Mercury NZ Ltd.	1,078,990	2,302,013

Security	Shares	Value
Meridian Energy Ltd.	1,994,355	$3,632,950
Ryman Healthcare Ltd.	575,409	3,568,687
Spark New Zealand Ltd.	2,832,302	7,297,393

		34,716,446
SINGAPORE — 11.25%
Ascendas REIT	3,683,925	6,043,859
CapitaLand Commercial Trust	3,253,800	3,475,505
CapitaLand Ltd.	4,001,800	8,604,820
CapitaLand Mall Trust	3,889,600	5,295,113
City Developments Ltd.[a]	635,800	3,746,266
ComfortDelGro Corp. Ltd.	3,366,000	5,921,754
DBS Group Holdings Ltd.	2,728,500	33,430,030
Genting Singapore PLC	9,331,300	6,319,018
Global Logistic Properties Ltd.[a]	4,132,700	5,943,425
Golden Agri-Resources Ltd.	10,922,087	3,278,761
Hutchison Port Holdings Trust	8,153,200	3,424,344
Jardine Cycle & Carriage Ltd.	149,600	4,193,270
Jardine Matheson Holdings Ltd.	382,000	20,704,400
Keppel Corp. Ltd.[a]	2,244,000	8,537,978
Noble Group Ltd.[c]	16	2
Oversea-Chinese Banking Corp. Ltd.[a]	4,852,824	30,762,107
SATS Ltd.	1,028,500	3,453,704
SembCorp Industries Ltd.[a]	1,514,740	2,855,207
Singapore Airlines Ltd.	841,500	5,874,756
Singapore Exchange Ltd.	1,228,400	6,260,346
Singapore Press Holdings Ltd.[a]	2,157,717	5,648,868
Singapore Technologies Engineering Ltd.	2,431,000	5,736,373
Singapore Telecommunications Ltd.	12,323,328	32,520,371
StarHub Ltd.[a]	953,700	1,917,520
Suntec REIT[a]	3,758,700	4,447,777
United Overseas Bank Ltd.	2,000,900	28,510,450
UOL Group Ltd.	748,000	3,080,983
Wilmar International Ltd.	2,992,000	7,352,583
Yangzijiang Shipbuilding Holdings Ltd.[a]	2,973,300	1,702,113

		259,041,703

TOTAL COMMON STOCKS
(Cost: $2,520,426,256)		2,288,622,913

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.79%

MONEY MARKET FUNDS — 1.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	41,078,720	$41,091,044
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	210,878	210,878

		41,301,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,291,943)		41,301,922

TOTAL INVESTMENTS IN SECURITIES — 101.17%
(Cost: $2,561,718,199)[g]		2,329,924,835
Other Assets, Less Liabilities — (1.17)%		(26,929,270)

NET ASSETS — 100.00%		$2,302,995,565

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,645,253,786. Net unrealized depreciation was $315,328,951, of which $161,081,490 represented gross unrealized appreciation on securities and $476,410,441 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,288,622,913	$—	$—	$2,288,622,913
Money market funds	41,301,922	—	—	41,301,922

Total	$2,329,924,835	$—	$—	$2,329,924,835

196

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 93.62%

BANKS — 18.32%
Sberbank of Russia PJSC	11,591,520	$28,568,183
Sberbank of Russia PJSC ADR	2,555,295	25,616,832
VTB Bank PJSC	7,767,195,000	8,311,470
VTB Bank PJSC GDR[a]	4,034,027	8,459,355

		70,955,840
CAPITAL MARKETS — 2.71%
Moscow Exchange MICEX-RTS PJSC	5,687,130	10,513,815

		10,513,815
CHEMICALS — 1.94%
PhosAgro PJSC GDR[a]	547,093	7,522,529

		7,522,529
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.87%
Rostelecom PJSC	5,492,890	7,225,181

		7,225,181
ELECTRIC UTILITIES — 3.97%
Inter RAO UES PJSC	103,691,000	6,175,696
RusHydro PJSC	618,395,000	9,193,329

		15,369,025
FOOD & STAPLES RETAILING — 4.62%
Magnit PJSC GDR[a]	443,984	17,883,675

		17,883,675
METALS & MINING — 11.17%
Alrosa PJSC	9,366,000	13,559,850
MMC Norilsk Nickel PJSC	109,036	17,639,940
Severstal PJSC	801,315	12,080,219

		43,280,009
OIL, GAS & CONSUMABLE FUELS — 44.77%
Gazprom PJSC	18,219,537	42,242,804
Gazprom PJSC ADR	4,823,269	22,230,447
Lukoil PJSC	752,213	36,774,858
Lukoil PJSC ADR	231,350	11,336,150
Novatek OJSC GDR[a]	150,759	17,804,638
Rosneft PJSC	1,363,360	7,227,972
Rosneft PJSC GDR[a]	1,679,783	8,835,658
Surgutneftegas OJSC	11,688,200	5,417,388
Surgutneftegas OJSC ADR	834,315	3,791,962
Tatneft PJSC Class S	2,938,585	17,752,102

		173,413,979

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.25%
Mobile TeleSystems PJSC ADR	1,443,516	$11,302,730
Sistema PJSC FC GDR[a]	624,072	5,154,835

		16,457,565

TOTAL COMMON STOCKS
(Cost: $389,442,970)		362,621,618

PREFERRED STOCKS — 6.14%

OIL, GAS & CONSUMABLE FUELS — 6.14%
Surgutneftegas OJSC	19,438,900	9,497,442
Transneft PJSC	5,228	14,293,510

		23,790,952

TOTAL PREFERRED STOCKS
(Cost: $24,396,024)		23,790,952

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	688,368	688,368

		688,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $688,368)		688,368

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $414,527,362)[d]		387,100,938
Other Assets, Less Liabilities — 0.06%		233,620

NET ASSETS — 100.00%		$387,334,558

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $441,516,178. Net unrealized depreciation was $54,415,240, of which $23,161,323 represented gross unrealized appreciation on securities and $77,576,563 represented gross unrealized depreciation on securities.

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$362,621,618	$—	$—	$362,621,618
Preferred stocks	23,790,952	—	—	23,790,952
Money market funds	688,368	—	—	688,368

Total	$387,100,938	$—	$—	$387,100,938

198

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE CAPPED ETFa

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 2.73%
Singapore Technologies Engineering Ltd.	6,478,200	$15,286,454

		15,286,454
AIRLINES — 2.78%
Singapore Airlines Ltd.	2,230,467	15,571,537

		15,571,537
BANKS — 33.57%
DBS Group Holdings Ltd.	5,629,100	68,968,657
Oversea-Chinese Banking Corp. Ltd.[b]	9,876,850	62,609,465
United Overseas Bank Ltd.	3,976,400	56,658,981

		188,237,103
CAPITAL MARKETS — 2.97%
Singapore Exchange Ltd.	3,271,100	16,670,644

		16,670,644
DISTRIBUTORS — 2.39%
Jardine Cycle & Carriage Ltd.[b]	477,944	13,396,713

		13,396,713
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.87%
Singapore Telecommunications Ltd.	25,222,768	66,561,060

		66,561,060
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.83%
Ascendas REIT	9,770,481	16,029,482
CapitaLand Commercial Trust	6,849,900	7,316,634
CapitaLand Mall Trust[b]	10,354,500	14,096,115
Suntec REIT	10,195,200	12,064,273

		49,506,504
FOOD PRODUCTS — 5.18%
Golden Agri-Resources Ltd.	32,444,328	9,739,641
Wilmar International Ltd.	7,858,800	19,312,326

		29,051,967
HOTELS, RESTAURANTS & LEISURE — 3.05%
Genting Singapore PLC	25,222,500	17,080,302

		17,080,302

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 5.39%
Keppel Corp. Ltd.[b]	5,734,800	$21,819,785
SembCorp Industries Ltd.[b]	4,460,400	8,407,624

		30,227,409
MACHINERY — 1.02%
Yangzijiang Shipbuilding Holdings Ltd.	10,035,900	5,745,209

		5,745,209
MEDIA — 2.54%
Singapore Press Holdings Ltd.[b]	5,439,300	14,239,999

		14,239,999
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.01%
CapitaLand Ltd.	8,973,900	19,296,015
City Developments Ltd.[b]	1,752,300	10,324,918
Global Logistic Properties Ltd.[b]	12,209,300	17,558,753
UOL Group Ltd.	2,177,100	8,967,390

		56,147,076
ROAD & RAIL — 2.80%
ComfortDelGro Corp. Ltd.	8,920,800	15,694,231

		15,694,231
TRADING COMPANIES & DISTRIBUTORS — 0.00%
Noble Group Ltd.[c]	98	11

		11
TRANSPORTATION INFRASTRUCTURE — 3.46%
Hutchison Port Holdings Trust[b]	22,380,200	9,399,684
SATS Ltd.	2,973,600	9,985,350

		19,385,034
WIRELESS TELECOMMUNICATION SERVICES — 1.12%
StarHub Ltd.[b]	3,132,900	6,299,045

		6,299,045

TOTAL COMMON STOCKS
(Cost: $663,833,215)		559,100,298

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE CAPPED ETFa

November 30, 2016

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.60%

MONEY MARKET FUNDS — 5.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	31,137,500	$31,146,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	241,382	241,382

		31,388,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,379,149)		31,388,224

Value
TOTAL INVESTMENTS IN SECURITIES — 105.31%
(Cost: $695,212,364)[g]	$590,488,522
Other Assets, Less Liabilities — (5.31)%	(29,793,789)

NET ASSETS — 100.00%	$560,694,733

[a]	Formerly the iShares MSCI Singapore ETF.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $709,720,140. Net unrealized depreciation was $119,231,618, of which $1,473,340 represented gross unrealized appreciation on securities and $120,704,958 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Singapore Index	74	Dec. 2016	Singapore Exchange	$1,635,235	$1,667,893	$32,658

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$559,100,298	$—	$—	$559,100,298
Money market funds	31,388,224	—	—	31,388,224

Total	$590,488,522	$—	$—	$590,488,522

Derivative financial instruments[a]:
Assets:
Futures contracts	$32,658	$—	$—	$32,658

Total	$32,658	$—	$—	$32,658

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

200

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

BANKS — 8.95%
African Bank Investments Ltd.[a,b]	2,626,522	$1,873
Barclays Africa Group Ltd.	541,868	6,077,266
Capitec Bank Holdings Ltd.[b]	51,735	2,398,557
Nedbank Group Ltd.	253,559	4,157,816
Standard Bank Group Ltd.	1,654,895	17,815,820

		30,451,332
CAPITAL MARKETS — 1.82%
Brait SEa	432,929	2,628,208
Coronation Fund Managers Ltd.	290,661	1,487,886
Investec Ltd.	323,999	2,078,260

		6,194,354
CHEMICALS — 5.62%
Sasol Ltd.	707,806	19,143,121

		19,143,121
DISTRIBUTORS — 0.71%
Imperial Holdings Ltd.	199,591	2,412,950

		2,412,950
DIVERSIFIED FINANCIAL SERVICES — 9.17%
FirstRand Ltd.	4,302,584	15,490,990
PSG Group Ltd.	118,008	1,636,652
Remgro Ltd.	676,533	10,086,075
RMB Holdings Ltd.	902,336	4,014,314

		31,228,031
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
Telkom SA SOC Ltd.	336,817	1,671,568

		1,671,568
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.26%
Fortress Income Fund Ltd.	972,414	2,117,282
Fortress Income Fund Ltd. Class A	1,212,739	1,403,280
Growthpoint Properties Ltd.	2,671,234	4,738,280
Hyprop Investments Ltd.	317,599	2,558,907
Redefine Properties Ltd.	5,824,328	4,297,784
Resilient REIT Ltd.	377,729	2,787,270

		17,902,803
FOOD & STAPLES RETAILING — 6.32%
Bid Corp. Ltd.	428,769	7,537,408
Massmart Holdings Ltd.	138,790	1,132,980

Security	Shares	Value
Pick n Pay Stores Ltd.[b]	468,314	$2,186,940
Shoprite Holdings Ltd.	550,771	7,340,603
SPAR Group Ltd. (The)	246,194	3,326,175

		21,524,106
FOOD PRODUCTS — 2.26%
Pioneer Foods Group Ltd.	163,425	1,817,031
Tiger Brands Ltd.	208,705	5,863,902

		7,680,933
HEALTH CARE PROVIDERS & SERVICES — 1.59%
Life Healthcare Group Holdings Ltd.	1,217,030	2,693,279
Netcare Ltd.	1,214,424	2,704,829

		5,398,108
HOTELS, RESTAURANTS & LEISURE — 0.28%
Tsogo Sun Holdings Ltd.	469,434	944,139

		944,139
HOUSEHOLD DURABLES — 5.19%
Steinhoff International Holdings NV Class H	3,806,829	17,663,198

		17,663,198
INDUSTRIAL CONGLOMERATES — 1.39%
Bidvest Group Ltd. (The)	407,331	4,728,394

		4,728,394
INSURANCE — 5.02%
Discovery Ltd.	455,207	3,616,017
Liberty Holdings Ltd.	146,349	1,155,872
MMI Holdings Ltd./South Africa	1,307,759	2,049,339
Rand Merchant Investment Holdings Ltd.	854,664	2,352,630
Sanlam Ltd.	1,800,202	7,915,049

		17,088,907
MEDIA — 24.10%
Naspers Ltd. Class N	559,970	82,036,179

		82,036,179
METALS & MINING — 4.41%
Anglo American Platinum Ltd.[a]	68,950	1,420,662
AngloGold Ashanti Ltd.[a]	521,773	5,778,609
Gold Fields Ltd.	1,050,219	3,339,436
Impala Platinum Holdings Ltd.[a]	798,418	2,516,002
Sibanye Gold Ltd.	944,869	1,965,018

		15,019,727

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2016

Security	Shares	Value
MULTILINE RETAIL — 1.73%
Woolworths Holdings Ltd./South Africa	1,270,461	$5,881,189

		5,881,189
OIL, GAS & CONSUMABLE FUELS — 0.37%
Exxaro Resources Ltd.[b]	183,121	1,261,170

		1,261,170
PAPER & FOREST PRODUCTS — 2.11%
Mondi Ltd.	151,247	3,054,648
Sappi Ltd.[a]	692,166	4,110,680

		7,165,328
PHARMACEUTICALS — 2.83%
Aspen Pharmacare Holdings Ltd.	466,760	9,648,176

		9,648,176
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.03%
New Europe Property Investments PLC	305,699	3,508,305

		3,508,305
SPECIALTY RETAIL — 2.62%
Foschini Group Ltd. (The)	266,590	2,819,615
Mr. Price Group Ltd.	312,351	3,230,123
Truworths International Ltd.	571,781	2,860,077

		8,909,815
WIRELESS TELECOMMUNICATION SERVICES — 6.47%
MTN Group Ltd.	2,121,631	17,122,797
Vodacom Group Ltd.	475,537	4,906,833

		22,029,630

TOTAL COMMON STOCKS
(Cost: $489,704,405)		339,491,463

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	4,345,760	$4,347,064
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	34,211	34,211

		4,381,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,380,504)		4,381,275

TOTAL INVESTMENTS IN SECURITIES — 101.03%
(Cost: $494,084,909)[f]		343,872,738
Other Assets, Less Liabilities — (1.03)%		(3,497,877)

NET ASSETS — 100.00%		$340,374,861

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $514,567,952. Net unrealized depreciation was $170,695,214, of which $1,009,355 represented gross unrealized appreciation on securities and $171,704,569 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$339,489,590	$—	$1,873	$339,491,463
Money market funds	4,381,275	—	—	4,381,275

Total	$343,870,865	$—	$1,873	$343,872,738

202

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 97.40%

AEROSPACE & DEFENSE — 0.90%
Hanwha Techwin Co. Ltd.	163,991	$6,712,262
Korea Aerospace Industries Ltd. Class A	362,709	20,570,212

		27,282,474
AIR FREIGHT & LOGISTICS — 0.50%
Hyundai Glovis Co. Ltd.	110,643	15,048,319

		15,048,319
AIRLINES — 0.23%
Korean Air Lines Co. Ltd.[a]	261,202	6,982,219

		6,982,219
AUTO COMPONENTS — 3.80%
Hankook Tire Co. Ltd.	431,987	20,027,968
Hanon Systems	1,168,066	9,751,785
Hyundai Mobis Co. Ltd.	372,657	79,373,502
Hyundai Wia Corp.	108,243	6,370,231

		115,523,486
AUTOMOBILES — 4.59%
Hyundai Motor Co.	818,275	93,093,174
Kia Motors Corp.	1,455,933	46,577,900

		139,671,074
BANKS — 8.84%
BNK Financial Group Inc.	1,610,637	12,344,474
DGB Financial Group Inc.	1,111,548	9,099,281
Hana Financial Group Inc.	1,651,043	45,405,271
Industrial Bank of Korea	1,511,947	16,877,728
KB Financial Group Inc.	2,179,652	78,493,947
Shinhan Financial Group Co. Ltd.	2,333,832	88,038,999
Woori Bank	1,808,789	18,566,758

		268,826,458
BEVERAGES — 0.20%
Lotte Chilsung Beverage Co. Ltd.[b]	4,511	6,046,565

		6,046,565
BIOTECHNOLOGY — 1.22%
Celltrion Inc.[a,b]	423,176	37,067,039

		37,067,039
BUILDING PRODUCTS — 0.37%
KCC Corp.	35,521	11,318,226

		11,318,226

Security	Shares	Value
CAPITAL MARKETS — 1.37%
Korea Investment Holdings Co. Ltd.	253,559	$8,686,573
Mirae Asset Daewoo Co. Ltd.[b]	1,189,751	7,073,067
Mirae Asset Securities Co. Ltd.	475,411	8,295,954
NH Investment & Securities Co. Ltd.	937,532	7,883,272
Samsung Securities Co. Ltd.	359,580	9,858,038

		41,796,904
CHEMICALS — 3.84%
Hanwha Chemical Corp.	643,696	12,801,790
Hyosung Corp.	127,995	15,218,601
Kumho Petrochemical Co. Ltd.	124,568	7,778,507
LG Chem Ltd.	255,640	49,529,498
Lotte Chemical Corp.	89,327	24,565,785
OCI Co. Ltd.[a,b]	109,999	6,925,218

		116,819,399
COMMERCIAL SERVICES & SUPPLIES — 0.56%
KEPCO Plant Service & Engineering Co. Ltd.[b]	149,160	7,361,988
S-1 Corp.	119,668	9,714,292

		17,076,280
CONSTRUCTION & ENGINEERING — 1.61%
Daelim Industrial Co. Ltd.	171,646	11,217,445
Daewoo Engineering & Construction Co. Ltd.[a,b]	969,809	4,288,878
GS Engineering & Construction Corp.[a,b]	329,156	6,658,859
Hyundai Development Co. Engineering & Construction	343,276	12,127,196
Hyundai Engineering & Construction Co. Ltd.	435,854	14,670,763

		48,963,141
CONSUMER FINANCE — 0.27%
Samsung Card Co. Ltd.	228,550	8,171,926

		8,171,926
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.59%
KT Corp.	205,716	5,252,660
LG Uplus Corp.	1,306,556	12,796,772

		18,049,432

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 1.84%
Korea Electric Power Corp.	1,408,343	$56,018,091

		56,018,091
ELECTRICAL EQUIPMENT — 0.23%
Doosan Heavy Industries & Construction Co. Ltd.	322,296	7,112,815

		7,112,815
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.49%
LG Display Co. Ltd.	1,307,279	31,310,733
LG Innotek Co. Ltd.	97,732	6,779,920
Samsung Electro-Mechanics Co. Ltd.	332,300	13,160,677
Samsung SDI Co. Ltd.	310,234	24,493,904

		75,745,234
FOOD & STAPLES RETAILING — 1.35%
BGF retail Co. Ltd.[b]	124,016	9,229,196
Dongsuh Cos. Inc.	247,558	5,632,815
E-MART Inc.	116,531	18,739,856
GS Retail Co. Ltd.	182,993	7,403,934

		41,005,801
FOOD PRODUCTS — 1.31%
CJ CheilJedang Corp.	47,241	15,517,338
Lotte Confectionery Co. Ltd.	41,270	6,301,437
Orion Corp./Republic of Korea	21,839	12,703,067
Ottogi Corp.	9,065	5,365,878

		39,887,720
GAS UTILITIES — 0.23%
Korea Gas Corp.	191,719	7,027,209

		7,027,209
HOTELS, RESTAURANTS & LEISURE — 0.68%
Kangwon Land Inc.	677,788	20,669,041

		20,669,041
HOUSEHOLD DURABLES — 1.91%
Coway Co. Ltd.	311,418	22,509,577
Hanssem Co. Ltd.[b]	68,836	12,159,132
LG Electronics Inc.[b]	605,973	23,273,759

		57,942,468
INDUSTRIAL CONGLOMERATES — 4.74%
CJ Corp.	87,801	13,180,852
Hanwha Corp.	292,348	8,827,582

Security	Shares	Value
LG Corp.	536,821	$25,944,473
Samsung C&T Corp.	419,107	45,888,282
SK Holdings Co. Ltd.	253,886	50,275,531

		144,116,720
INSURANCE — 4.21%
Dongbu Insurance Co. Ltd.	294,441	18,386,034
Hanwha Life Insurance Co. Ltd.	1,494,918	8,516,448
Hyundai Marine & Fire Insurance Co. Ltd.	393,438	12,250,240
Samsung Fire & Marine Insurance Co. Ltd.	187,669	47,035,642
Samsung Life Insurance Co. Ltd.	430,421	41,972,537

		128,160,901
INTERNET SOFTWARE & SERVICES — 3.83%
Kakao Corp.[b]	185,832	12,351,179
NAVER Corp.	152,541	104,125,331

		116,476,510
IT SERVICES — 0.75%
Samsung SDS Co. Ltd.	198,156	22,882,734

		22,882,734
LIFE SCIENCES TOOLS & SERVICES — 0.34%
Samsung Biologics Co. Ltd.[a]	77,460	10,203,875

		10,203,875
MACHINERY — 1.33%
Hyundai Heavy Industries Co. Ltd.[a,b]	237,875	28,893,760
Samsung Heavy Industries Co. Ltd.[a,b]	1,608,216	11,417,983

		40,311,743
MEDIA — 0.41%
Cheil Worldwide Inc.	481,388	6,156,067
CJ E&M Corp.	129,936	6,268,672

		12,424,739
METALS & MINING — 3.99%
Hyundai Steel Co.	465,725	19,879,113
Korea Zinc Co. Ltd.	49,363	19,930,145
POSCO	382,239	81,577,889

		121,387,147

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2016

Security	Shares	Value
MULTILINE RETAIL — 0.96%
Hyundai Department Store Co. Ltd.	96,867	$8,948,836
Lotte Shopping Co. Ltd.	68,233	12,665,464
Shinsegae Inc.	49,889	7,702,805

		29,317,105
OIL, GAS & CONSUMABLE FUELS — 2.65%
GS Holdings Corp.	310,879	14,466,291
S-Oil Corp.	267,818	19,243,584
SK Innovation Co. Ltd.	360,059	46,968,905

		80,678,780
PERSONAL PRODUCTS — 3.38%
AmorePacific Corp.	177,320	49,750,618
AmorePacific Group	162,380	17,917,985
LG Household & Health Care Ltd.	52,246	35,171,808

		102,840,411
PHARMACEUTICALS — 0.75%
Hanmi Pharm Co. Ltd.[b]	31,029	9,780,750
Hanmi Science Co. Ltd.[b]	76,027	4,877,486
Yuhan Corp.	48,103	8,105,976

		22,764,212
ROAD & RAIL — 0.24%
CJ Korea Express Corp.[a]	45,658	7,186,238

		7,186,238
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.83%
SK Hynix Inc.	3,174,436	116,490,573

		116,490,573
SOFTWARE — 0.77%
NCsoft Corp.	100,969	23,492,210

		23,492,210
SPECIALTY RETAIL — 0.29%
Hotel Shilla Co. Ltd.[b]	206,979	8,923,264

		8,923,264
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.93%
Samsung Electronics Co. Ltd.	466,952	697,402,328

		697,402,328
TOBACCO — 1.90%
KT&G Corp.	641,534	57,620,350

		57,620,350

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Posco Daewoo Corp.	321,679	$7,333,087
SK Networks Co. Ltd.	964,697	5,611,342

		12,944,429
WIRELESS TELECOMMUNICATION SERVICES — 0.74%
SK Telecom Co. Ltd.	116,657	22,552,057

		22,552,057

TOTAL COMMON STOCKS
(Cost: $1,519,597,336)		2,962,227,647

PREFERRED STOCKS — 2.39%

AUTOMOBILES — 0.99%
Hyundai Motor Co.	140,147	11,484,610
Hyundai Motor Co. Series 2	219,710	18,662,335

		30,146,945
CHEMICALS — 0.24%
LG Chem Ltd.	51,006	7,177,184

		7,177,184
PERSONAL PRODUCTS — 0.52%
AmorePacific Corp.	56,804	9,450,732
LG Household & Health Care Ltd.	14,759	6,293,453

		15,744,185
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.64%
Samsung Electronics Co. Ltd.	16,867	19,564,306

		19,564,306

TOTAL PREFERRED STOCKS
(Cost: $43,850,803)		72,632,620

SHORT-TERM INVESTMENTS — 3.34%

MONEY MARKET FUNDS — 3.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	99,139,579	99,169,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	2,368,392	2,368,392

		101,537,712

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2016

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,508,569)	$101,537,712

TOTAL INVESTMENTS IN SECURITIES — 103.13%
(Cost: $1,664,956,708)[f]	3,136,397,979
Other Assets, Less Liabilities — (3.13)%	(95,283,837)

NET ASSETS — 100.00%	$3,041,114,142

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,259,877,297. Net unrealized appreciation was $876,520,682, of which $1,572,707,237 represented gross unrealized appreciation on securities and $696,186,555 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,962,227,647	$—	$—	$2,962,227,647
Preferred stocks	72,632,620	—	—	72,632,620
Money market funds	101,537,712	—	—	101,537,712

Total	$3,136,397,979	$—	$—	$3,136,397,979

206

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AIRLINES — 1.90%
International Consolidated Airlines Group SA	2,069,566	$11,238,228

		11,238,228
BANKS — 37.98%
Banco Bilbao Vizcaya Argentaria SA	9,296,986	57,457,412
Banco de Sabadell SA	11,960,260	14,933,118
Banco Popular Espanol SA	9,040,107	7,930,718
Banco Santander SA	22,072,564	100,987,041
Bankia SA	12,117,105	10,810,064
Bankinter SA	1,678,981	12,631,296
CaixaBank SA	6,734,681	19,596,397

		224,346,046
BIOTECHNOLOGY — 2.35%
Grifols SA	707,117	13,877,026

		13,877,026
CONSTRUCTION & ENGINEERING — 5.48%
ACS Actividades de Construccion y Servicios SA	454,452	13,394,664
Ferrovial SA	1,070,664	18,995,588

		32,390,252
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.91%
Telefonica SA	6,318,034	52,625,429

		52,625,429
ELECTRIC UTILITIES — 10.02%
Endesa SA	739,606	15,303,113
Iberdrola SA	4,566,133	27,507,671
Red Electrica Corp. SA	918,471	16,368,472

		59,179,256
FOOD & STAPLES RETAILING — 1.47%
Distribuidora Internacional de Alimentacion SA	1,901,514	8,685,743

		8,685,743
GAS UTILITIES — 4.55%
Enagas SA	512,237	12,633,605
Gas Natural SDG SA	831,655	14,247,844

		26,881,449

Security	Shares	Value
INSURANCE — 1.61%
Mapfre SA	3,161,142	$9,489,948

		9,489,948
IT SERVICES — 4.55%
Amadeus IT Holding SA Class A	591,877	26,847,420

		26,847,420
MACHINERY — 1.09%
Zardoya Otis SA	826,186	6,459,200

		6,459,200
OIL, GAS & CONSUMABLE FUELS — 4.59%
Repsol SA	2,030,498	27,139,792

		27,139,792
SPECIALTY RETAIL — 8.80%
Industria de Diseno Textil SA	1,518,377	51,985,146

		51,985,146
TRANSPORTATION INFRASTRUCTURE — 6.35%
Abertis Infraestructuras SA	1,387,806	18,556,882
Aena SAa	142,677	18,934,101

		37,490,983

TOTAL COMMON STOCKS
(Cost: $914,398,738)		588,635,918

RIGHTS — 0.37%

BANKS — 0.05%
CaixaBank SAb	7,627,541	315,560

		315,560
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
Telefonica SAb	5,674,169	1,896,035

		1,896,035

TOTAL RIGHTS
(Cost: $2,392,863)		2,211,595

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	4,521	4,521

		4,521

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2016

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,521)	$4,521

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $916,796,122)[e]	590,852,034
Other Assets, Less Liabilities — (0.02)%	(131,858)

NET ASSETS — 100.00%	$590,720,176

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $925,883,572. Net unrealized depreciation was $335,031,538, of which $10,262,676 represented gross unrealized appreciation on securities and $345,294,214 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$588,635,918	$—	$—	$588,635,918
Rights	315,560	1,896,035	—	2,211,595
Money market funds	4,521	—	—	4,521

Total	$588,955,999	$1,896,035	$—	$590,852,034

208

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN CAPPED ETFa

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

BANKS — 25.52%
Nordea Bank AB	2,458,446	$25,804,096
Skandinaviska Enskilda Banken AB Class A	1,248,992	12,433,099
Svenska Handelsbanken AB Class A	1,186,296	16,447,778
Swedbank AB Class A	719,630	16,595,454

		71,280,427
BUILDING PRODUCTS — 5.41%
Assa Abloy AB	799,556	15,104,264

		15,104,264
COMMERCIAL SERVICES & SUPPLIES — 1.60%
Securitas AB Class B	305,083	4,477,767

		4,477,767
COMMUNICATIONS EQUIPMENT — 4.46%
Telefonaktiebolaget LM Ericsson Class B	2,423,708	12,467,709

		12,467,709
CONSTRUCTION & ENGINEERING — 2.57%
Skanska AB Class B	312,065	7,166,137

		7,166,137
DIVERSIFIED FINANCIAL SERVICES — 8.14%
Industrivarden AB Class C	172,190	2,946,926
Investor AB Class B	371,918	12,549,010
Kinnevik AB Class B	221,479	5,421,821
L E Lundbergforetagen AB Class B	31,637	1,821,389

		22,739,146
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.15%
Telia Co. AB	2,340,377	8,786,554

		8,786,554
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.98%
Hexagon AB Class B	234,871	8,311,564

		8,311,564
FOOD & STAPLES RETAILING — 0.93%
ICA Gruppen AB	87,993	2,606,812

		2,606,812

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.13%
Getinge AB Class B	206,528	$3,154,295

		3,154,295
HOUSEHOLD DURABLES — 3.05%
Electrolux AB Class B	228,026	5,327,687
Husqvarna AB Class B	432,201	3,195,160

		8,522,847
HOUSEHOLD PRODUCTS — 4.42%
Svenska Cellulosa AB SCA Class B	462,799	12,331,949

		12,331,949
MACHINERY — 20.74%
Alfa Laval AB	286,400	4,293,518
Atlas Copco AB Class A	522,252	15,782,962
Atlas Copco AB Class B	281,258	7,552,411
Sandvik AB	944,310	11,169,698
SKF AB Class B	367,772	6,612,885
Volvo AB Class B	1,169,685	12,492,520

		57,903,994
METALS & MINING — 2.33%
Boliden AB	252,371	6,511,566

		6,511,566
OIL, GAS & CONSUMABLE FUELS — 1.26%
Lundin Petroleum ABb	187,241	3,524,966

		3,524,966
SPECIALTY RETAIL — 8.01%
Hennes & Mauritz AB Class B	770,724	22,365,355

		22,365,355
TOBACCO — 1.99%
Swedish Match AB	177,910	5,546,198

		5,546,198
WIRELESS TELECOMMUNICATION SERVICES — 2.10%
Millicom International Cellular SA SDR	69,363	2,925,688
Tele2 AB Class B	348,412	2,658,755
Tele2 AB Class B New[b,c]	35,146	268,201

		5,852,644

TOTAL COMMON STOCKS
(Cost: $356,657,018)		278,654,194

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN CAPPED ETFa

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	283,037	$283,122
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	31,973	31,973

		315,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $315,067)		315,095

Value
TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $356,972,085)[g]	$278,969,289
Other Assets, Less Liabilities — 0.10%	285,640

NET ASSETS — 100.00%	$279,254,929

SDR — Swedish Depositary Receipts

[a]	Formerly the iShares MSCI Sweden ETF.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $360,672,507. Net unrealized depreciation was $81,703,218, of which $2,924,599 represented gross unrealized appreciation on securities and $84,627,817 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$278,385,993	$268,201	$—	$278,654,194
Money market funds	315,095	—	—	315,095

Total	$278,701,088	$268,201	$—	$278,969,289

210

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.69%

BIOTECHNOLOGY — 2.12%
Actelion Ltd. Registered	107,082	$20,603,811

		20,603,811
BUILDING PRODUCTS — 1.67%
Geberit AG Registered	41,006	16,202,734

		16,202,734
CAPITAL MARKETS — 9.13%
Credit Suisse Group AG Registered	1,769,367	23,483,867
Julius Baer Group Ltd.	265,061	11,691,151
Partners Group Holding AG	21,319	10,338,768
UBS Group AG	2,724,429	43,247,452

		88,761,238
CHEMICALS — 7.45%
EMS-Chemie Holding AG Registered	12,557	6,428,583
Givaudan SA Registered	10,066	17,905,652
Sika AG Bearer	2,534	12,271,361
Syngenta AG Registered	93,657	35,756,351

		72,361,947
CONSTRUCTION MATERIALS — 2.58%
LafargeHolcim Ltd. Registered	475,282	25,125,348

		25,125,348
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Pargesa Holding SA Bearer	71,356	4,518,198

		4,518,198
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.29%
Swisscom AG Registered	29,407	12,543,407

		12,543,407
ELECTRICAL EQUIPMENT — 3.97%
ABB Ltd. Registered	1,895,633	38,558,402

		38,558,402
FOOD PRODUCTS — 20.92%
Aryzta AG	131,003	5,571,148
Barry Callebaut AG Registered	4,116	4,877,055
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,441	7,087,233
Chocoladefabriken Lindt & Sprungli AG Registered	139	8,065,862

Security	Shares	Value
Nestle SA Registered	2,646,164	$177,683,814

		203,285,112
HEALTH CARE EQUIPMENT & SUPPLIES — 0.87%
Sonova Holding AG Registered	70,050	8,451,524

		8,451,524
INSURANCE — 9.07%
Baloise Holding AG Registered	67,067	8,065,290
Swiss Life Holding AG Registered	39,120	10,737,694
Swiss Re AG	332,333	30,536,856
Zurich Insurance Group AG	148,349	38,811,180

		88,151,020
LIFE SCIENCES TOOLS & SERVICES — 1.17%
Lonza Group AG Registered	63,626	11,342,936

		11,342,936
MACHINERY — 1.53%
Schindler Holding AG Participation Certificates	51,909	9,203,127
Schindler Holding AG Registered	32,676	5,722,671

		14,925,798
MARINE — 0.94%
Kuehne + Nagel International AG Registered	69,884	9,110,681

		9,110,681
PHARMACEUTICALS — 26.37%
Galenica AG Registered	2,418	2,551,760
Novartis AG Registered	1,824,306	125,811,119
Roche Holding AG	574,747	127,909,630

		256,272,509
PROFESSIONAL SERVICES — 2.54%
Adecco Group AG Registered	192,730	11,853,467
SGS SA Registered	6,387	12,809,740

		24,663,207
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.82%
Swiss Prime Site AG Registered	97,434	7,958,090

		7,958,090
SPECIALTY RETAIL — 0.69%
Dufry AG Registered[a,b]	54,529	6,734,156

		6,734,156
TEXTILES, APPAREL & LUXURY GOODS — 5.10%
Cie. Financiere Richemont SA Class A Registered	518,678	33,835,128

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2016

Security	Shares	Value
Swatch Group AG (The) Bearer[a]	36,354	$10,667,266
Swatch Group AG (The) Registered	87,925	5,049,440

		49,551,834

TOTAL COMMON STOCKS
(Cost: $1,126,064,487)		959,121,952

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	11,332,651	11,336,050
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	17,130	17,130

		11,353,180

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,353,121)	$11,353,180

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $1,137,417,608)[f]	970,475,132
Other Assets, Less Liabilities — 0.14%	1,343,815

NET ASSETS — 100.00%	$971,818,947

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,146,719,519. Net unrealized depreciation was $176,244,387, of which $32,228,776 represented gross unrealized appreciation on securities and $208,473,163 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$959,121,952	$—	$—	$959,121,952
Money market funds	11,353,180	—	—	11,353,180

Total	$970,475,132	$—	$—	$970,475,132

212

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN CAPPED ETFa

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.48%

AIRLINES — 0.46%
China Airlines Ltd.	19,215,761	$5,763,583
EVA Airways Corp.	14,640,193	7,188,499

		12,952,082
AUTO COMPONENTS — 0.86%
Cheng Shin Rubber Industry Co. Ltd.[b]	12,810,670	24,115,716

		24,115,716
AUTOMOBILES — 0.20%
Yulon Motor Co. Ltd.[b]	6,405,362	5,556,686

		5,556,686
BANKS — 10.39%
Chang Hwa Commercial Bank Ltd.	32,940,570	17,621,081
China Development Financial Holding Corp.[b]	82,350,508	20,514,637
CTBC Financial Holding Co. Ltd.	104,527,325	57,391,152
E.Sun Financial Holding Co. Ltd.	48,495,115	28,147,950
First Financial Holding Co. Ltd.	60,390,090	31,831,127
Hua Nan Financial Holdings Co. Ltd.	46,665,711	23,718,650
Mega Financial Holding Co. Ltd.	65,880,271	47,023,379
SinoPac Financial Holdings Co. Ltd.	62,220,118	17,764,348
Taishin Financial Holding Co. Ltd.	55,815,210	20,488,751
Taiwan Business Bank	26,535,784	6,718,658
Taiwan Cooperative Financial Holding Co. Ltd.[b]	48,495,286	21,377,303

		292,597,036
BIOTECHNOLOGY — 0.46%
OBI Pharma Inc.[b,c]	877,000	7,731,842
TaiMed Biologics Inc.[b,c]	915,000	5,124,322

		12,856,164
CAPITAL MARKETS — 0.75%
Yuanta Financial Holding Co. Ltd.	58,560,248	21,220,810

		21,220,810
CHEMICALS — 7.05%
Formosa Chemicals & Fibre Corp.	19,215,610	60,227,762
Formosa Plastics Corp.	24,705,518	70,381,233
Nan Ya Plastics Corp.	28,365,938	59,716,827

Security	Shares	Value
Taiwan Fertilizer Co. Ltd.	6,405,000	$8,148,676

		198,474,498
CONSTRUCTION MATERIALS — 1.32%
Asia Cement Corp.	14,640,136	12,884,128
Taiwan Cement Corp.	21,045,504	24,331,780

		37,215,908
DIVERSIFIED FINANCIAL SERVICES — 2.66%
Chailease Holding Co. Ltd.[b]	7,320,937	12,495,183
Fubon Financial Holding Co. Ltd.	40,260,515	62,462,977

		74,958,160
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.89%
Asia Pacific Telecom Co. Ltd.[c]	13,710,000	4,267,035
Chunghwa Telecom Co. Ltd.	22,875,648	77,154,085

		81,421,120
ELECTRICAL EQUIPMENT — 0.35%
Teco Electric and Machinery Co. Ltd.	11,895,092	9,945,854
Ya Hsin Industrial Co. Ltd.[c]	6,845,461	2

		9,945,856
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 15.55%
AU Optronics Corp.[b]	56,730,830	20,379,883
Delta Electronics Inc.	11,895,180	59,712,886
Hon Hai Precision Industry Co. Ltd.	93,330,003	240,111,073
Innolux Corp.[b]	55,815,873	19,263,157
Largan Precision Co. Ltd.	606,794	70,249,737
Pacific Electric Wire & Cable Co. Ltd.[c]	197	—
Synnex Technology International Corp.	10,065,364	10,294,948
WPG Holdings Ltd.	10,065,744	12,458,620
Zhen Ding Technology Holding Ltd.[b]	2,745,072	5,520,632

		437,990,936
FOOD & STAPLES RETAILING — 0.98%
President Chain Store Corp.	3,660,215	27,503,576

		27,503,576
FOOD PRODUCTS — 2.01%
Standard Foods Corp.[b]	2,745,439	6,511,944
Uni-President Enterprises Corp.	29,280,189	50,066,523

		56,578,467

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN CAPPED ETFa

November 30, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 0.37%
Nien Made Enterprise Co. Ltd.	915,000	$10,248,643

		10,248,643
INDUSTRIAL CONGLOMERATES — 0.50%
Far Eastern New Century Corp.	19,215,843	14,167,863

		14,167,863
INSURANCE — 3.91%
Cathay Financial Holding Co. Ltd.	49,410,483	72,705,790
China Life Insurance Co. Ltd./Taiwan	22,875,193	24,401,737
Shin Kong Financial Holding Co. Ltd.[c]	50,325,205	12,978,797

		110,086,324
LEISURE PRODUCTS — 0.57%
Giant Manufacturing Co. Ltd.[b]	1,830,590	10,912,437
Merida Industry Co. Ltd.[b]	1,178,100	5,156,243

		16,068,680
MACHINERY — 0.27%
Hiwin Technologies Corp.[b]	1,830,532	7,609,748

		7,609,748
MARINE — 0.16%
Evergreen Marine Corp. Taiwan Ltd.[c]	11,895,673	4,497,313

		4,497,313
METALS & MINING — 2.01%
China Steel Corp.	72,285,977	56,698,442

		56,698,442
OIL, GAS & CONSUMABLE FUELS — 0.88%
Formosa Petrochemical Corp.[b]	7,320,950	24,691,812

		24,691,812
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.61%
Highwealth Construction Corp.[b]	6,405,790	9,606,776
Ruentex Development Co. Ltd.[b,c]	6,405,773	7,657,263

		17,264,039
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 30.27%
Advanced Semiconductor Engineering Inc.[b]	37,515,448	40,313,246
Inotera Memories Inc.[c]	20,130,000	18,820,757
MediaTek Inc.[b]	9,096,175	63,213,465
Nanya Technology Corp.[b]	5,490,000	7,664,952

Security	Shares	Value
Novatek Microelectronics Corp.[b]	3,279,544	$10,906,776
Phison Electronics Corp.	915,698	6,995,653
Powertech Technology Inc.	4,575,036	11,755,889
Realtek Semiconductor Corp.[b]	2,745,063	8,526,378
Siliconware Precision Industries Co. Ltd.	13,725,834	20,778,449
Taiwan Semiconductor Manufacturing Co. Ltd.	108,885,882	625,172,290
United Microelectronics Corp.[b]	74,115,501	26,160,054
Vanguard International Semiconductor Corp.	6,405,000	12,077,322

		852,385,231
SPECIALTY RETAIL — 0.64%
Hotai Motor Co. Ltd.	1,576,000	18,122,047

		18,122,047
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.44%
Acer Inc.[b]	19,215,737	8,138,940
Advantech Co. Ltd.[b]	1,830,444	14,730,615
Asustek Computer Inc.	4,286,857	35,507,491
Casetek Holdings Ltd.[b]	1,776,000	4,853,312
Catcher Technology Co. Ltd.[b]	4,037,743	29,326,938
Chicony Electronics Co. Ltd.	3,660,826	8,625,734
Compal Electronics Inc.	28,365,554	16,152,694
Foxconn Technology Co. Ltd.	5,543,499	14,540,097
HTC Corp.[b,c]	4,575,884	12,102,627
Inventec Corp.	18,300,868	12,373,598
Lite-On Technology Corp.	13,778,071	21,743,701
Micro-Star International Co. Ltd.	4,575,000	12,200,765
Pegatron Corp.	11,895,037	28,325,959
Quanta Computer Inc.[b]	16,470,240	30,694,703
Transcend Information Inc.	1,531,905	4,200,687
Wistron Corp.	17,385,308	12,436,389

		265,954,250
TEXTILES, APPAREL & LUXURY GOODS — 1.89%
Eclat Textile Co. Ltd.[b]	1,280,080	13,253,425
Feng TAY Enterprise Co. Ltd.[b]	1,940,476	7,275,339
Formosa Taffeta Co. Ltd.	6,405,515	5,988,904
Pou Chen Corp.	14,640,103	18,304,148
Ruentex Industries Ltd.	4,575,262	8,397,478

		53,219,294

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN CAPPED ETFa

November 30, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.03%
Far EasTone Telecommunications Co. Ltd.	10,065,259	$23,305,497
Taiwan Mobile Co. Ltd.	10,011,609	33,766,761

		57,072,258

TOTAL COMMON STOCKS
(Cost: $1,543,356,835)		2,801,472,959

SHORT-TERM INVESTMENTS — 4.20%

MONEY MARKET FUNDS — 4.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	104,673,070	104,704,472
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	13,493,223	13,493,223

		118,197,695

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,166,293)	$118,197,695

TOTAL INVESTMENTS IN SECURITIES — 103.68%
(Cost: $1,661,523,128)[g]	2,919,670,654
Other Assets, Less Liabilities — (3.68)%	(103,494,910)

NET ASSETS — 100.00%	$2,816,175,744

[a]	Formerly the iShares MSCI Taiwan ETF.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,866,892,372. Net unrealized appreciation was $1,052,778,282, of which $1,294,966,376 represented gross unrealized appreciation on securities and $242,188,094 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Taiwan Index	937	Dec. 2016	Singapore Exchange	$32,286,794	$32,335,870	$49,076

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,782,652,200	$18,820,757	$2	$2,801,472,959
Money market funds	118,197,695	—	—	118,197,695

Total	$2,900,849,895	$18,820,757	$2	$2,919,670,654

Derivative financial instruments[a]:
Assets:
Futures contracts	$49,076	$—	$—	$49,076

Total	$49,076	$—	$—	$49,076

a	Shown at the unrealized appreciation (depreciation) on the contracts.

215

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AIRLINES — 0.77%
Bangkok Airways PCL[a]	1,869,700	$1,268,144
Thai Airways International PCL NVDR[a,b]	1,942,366	1,339,206

		2,607,350
AUTO COMPONENTS — 0.26%
Sri Trang Agro-Industry PCL NVDR[a]	1,846,771	864,392

		864,392
BANKS — 18.49%
Bangkok Bank PCL Foreign	733,800	3,249,496
Kasikornbank PCL Foreign	3,468,200	16,524,727
Kasikornbank PCL NVDR[a]	1,698,700	8,069,890
Kiatnakin Bank PCL NVDR	1,102,673	1,707,498
Krung Thai Bank PCL NVDR	10,333,000	5,097,067
LH Financial Group PCL NVDR	9,986,119	484,199
Siam Commercial Bank PCL (The) NVDR	5,221,400	21,439,065
Thanachart Capital PCL NVDR	1,748,200	2,155,882
Tisco Financial Group PCL NVDR	831,210	1,258,015
TMB Bank PCL NVDR	38,864,100	2,200,297

		62,186,136
BUILDING PRODUCTS — 0.39%
Dynasty Ceramic PCL NVDR	6,727,540	856,039
Vanachai Group PCL NVDR	1,145,300	442,975

		1,299,014
CAPITAL MARKETS — 0.07%
AIRA Capital Co. Ltd.[a]	3,297,840	229,225

		229,225
CHEMICALS — 4.64%
Eastern Polymer Group PCL[a]	2,473,300	921,955
Indorama Ventures PCL NVDR	4,271,210	3,950,446
PTT Global Chemical PCL NVDR	6,133,907	10,744,802

		15,617,203
CONSTRUCTION & ENGINEERING — 1.30%
CH Karnchang PCL NVDR[a]	1,246,700	1,100,662
Italian-Thai Development PCL NVDR[a,b]	4,975,548	704,228
Sino-Thai Engineering & Construction PCL NVDR[a]	2,211,928	1,797,837

Security	Shares	Value
Unique Engineering & Construction PCL[a]	1,559,800	$778,162

		4,380,889
CONSTRUCTION MATERIALS — 4.79%
Siam Cement PCL (The) Foreign	887,200	11,836,130
Siam Cement PCL (The) NVDR	319,400	4,261,114

		16,097,244
CONSUMER FINANCE — 1.75%
Group Lease PCL[a]	1,128,900	1,835,121
Krungthai Card PCL NVDR	306,100	1,252,557
Muangthai Leasing PCL[a]	1,574,000	1,202,133
Srisawad Power 1979 PCL NVDR[a]	1,392,983	1,600,703

		5,890,514
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.32%
Jasmine International PCL NVDR	5,297,368	1,128,379
Thaicom PCL NVDR[a]	1,291,000	727,283
True Corp. PCL NVDR[a]	29,604,518	5,932,603

		7,788,265
ELECTRICAL EQUIPMENT — 0.31%
Gunkul Engineering PCL NVDR	7,488,474	1,059,903

		1,059,903
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.66%
Cal-Comp Electronics Thailand PCL NVDR	6,123,112	446,197
Delta Electronics Thailand PCL NVDR[a]	1,475,544	3,132,680
Hana Microelectronics PCL NVDR	1,669,100	1,450,191
KCE Electronics PCL NVDR[a]	849,300	2,868,332
Samart Corp. PCL NVDR[a]	1,452,837	525,277
SVI PCL NVDR[a]	3,987,915	525,321

		8,947,998
FOOD & STAPLES RETAILING — 7.34%
CP ALL PCL NVDR	14,611,800	24,674,139

		24,674,139
FOOD PRODUCTS — 4.24%
Charoen Pokphand Foods PCL NVDR	8,014,600	6,458,043
GFPT PCL NVDR[a]	1,477,200	604,468
Ichitan Group PCL NVDR[a]	1,360,500	385,124

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2016

Security	Shares	Value
Khon Kaen Sugar Industry PCL NVDR	4,547,278	$509,792
Malee Sampran Factory PCL NVDR	165,600	519,828
Taokaenoi Food & Marketing PCL	816,000	617,497
Thai Union Group PCL NVDR	5,644,600	3,274,800
Thai Vegetable Oil PCL NVDR	1,174,853	1,284,190
Thaifoods Group PCL NVDR[b]	3,015,700	595,880

		14,249,622
GAS UTILITIES — 0.07%
Scan Inter PCL[a]	1,076,400	238,332

		238,332
HEALTH CARE PROVIDERS & SERVICES — 5.05%
Bangkok Chain Hospital PCL NVDR	3,621,825	1,431,291
Bangkok Dusit Medical Services PCL NVDR	11,453,200	7,479,353
Bumrungrad Hospital PCL NVDR	1,055,876	5,681,924
Chularat Hospital PCL NVDR[a]	14,699,000	1,194,722
Vibhavadi Medical Center PCL NVDR	14,973,800	1,208,664

		16,995,954
HOTELS, RESTAURANTS & LEISURE — 2.13%
Erawan Group PCL (The) NVDR	3,606,400	464,957
Minor International PCL NVDR[a]	6,387,010	6,712,899

		7,177,856
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.01%
CK Power PCL NVDR[a]	5,427,360	562,823
Electricity Generating PCL NVDR	389,200	2,170,737
Glow Energy PCL NVDR	1,514,100	3,352,455
Inter Far East Energy Corp.[a]	2,905,800	359,972
SPCG PCL NVDR	1,333,200	799,632
Superblock PCL[b]	32,417,650	1,426,469
surGlobal Power Synergy Co. Ltd. NVDR[a]	1,102,800	1,128,161
Thai Solar Energy PCL	2,170,600	319,389

		10,119,638
INDUSTRIAL CONGLOMERATES — 1.55%
Berli Jucker PCL	3,535,900	5,202,841

		5,202,841

Security	Shares	Value
INSURANCE — 0.14%
Thai Reinsurance PCL NVDR[a]	8,018,240	$467,438

		467,438
MARINE — 0.31%
Precious Shipping PCL NVDR[a,b]	1,631,600	374,981
Thoresen Thai Agencies PCL NVDR[a]	2,415,189	659,989

		1,034,970
MEDIA — 1.28%
BEC World PCL NVDR[a]	2,902,900	1,505,168
Major Cineplex Group PCL NVDR[a]	1,290,200	1,157,146
Plan B Media PCL[a]	1,572,800	222,611
RS PCL NVDR[a]	1,358,800	308,476
VGI Global Media PCL NVDR[a]	5,053,740	722,378
Workpoint Entertainment PCL	368,900	395,477

		4,311,256
METALS & MINING — 0.13%
STP & I PCL NVDR[a]	1,457,410	432,981

		432,981
MULTILINE RETAIL — 0.81%
Robinson Department Store PCL NVDR	1,478,000	2,734,007

		2,734,007
OIL, GAS & CONSUMABLE FUELS — 16.54%
Bangchak Petroleum PCL (The) NVDR	1,013,500	930,286
Banpu PCL NVDR[a]	4,581,100	2,401,003
Energy Absolute PCL NVDR[a]	3,309,200	2,736,064
Energy Earth PCL NVDR	3,619,500	464,617
Esso Thailand PCL NVDR[b]	3,593,000	1,329,268
IRPC PCL NVDR	29,611,200	4,016,822
PTT Exploration & Production PCL NVDR	4,109,284	9,501,701
PTT PCL NVDR	2,956,600	28,920,063
Siamgas & Petrochemicals PCL NVDR[a]	1,099,800	348,316
Thai Oil PCL NVDR	2,413,200	5,005,025

		55,653,165
PERSONAL PRODUCTS — 0.45%
Beauty Community PCL[a]	4,888,200	1,507,033

		1,507,033

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2016

Security	Shares	Value
PHARMACEUTICALS — 0.19%
Mega Lifesciences PCL NVDR	891,900	$643,687

		643,687
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.38%
Amata Corp. PCL NVDR	1,530,300	467,503
Ananda Development PCL NVDR[a]	4,417,500	604,196
AP Thailand PCL NVDR	2,779,986	545,408
Bangkok Land PCL NVDR[a]	29,997,900	1,462,923
Central Pattana PCL NVDR	3,981,800	6,305,349
Golden Land Property Development PCL NVDR[a]	1,389,700	245,382
LPN Development PCL NVDR[a]	1,695,547	475,216
Platinum Group PCL (The) NVDR[a]	2,461,100	489,744
Quality Houses PCL NVDR	12,619,031	898,340
Sansiri PCL NVDR	16,406,237	749,511
SC Asset Corp. PCL NVDR[a]	4,372,404	414,208
Siam Future Development PCL NVDR[a]	2,602,628	441,315
Singha Estate PCL[a,b]	4,747,600	601,442
Supalai PCL NVDR[a]	1,768,700	1,130,239
TICON Industrial Connection PCL NVDR[a]	1,456,691	636,903
U City PCL NVDR[b]	810,071,400	681,123
Univentures PCL NVDR[a]	2,000,700	353,267
WHA Corp. PCL NVDR[a,b]	19,085,240	1,604,723

		18,106,792
ROAD & RAIL — 1.25%
BTS Group Holdings PCL NVDR	17,294,700	4,217,096

		4,217,096
SPECIALTY RETAIL — 1.99%
Com7 PCL NVDR	1,064,200	420,556
Home Product Center PCL NVDR	11,667,571	3,368,208
PTG Energy PCL[a]	1,485,300	1,342,533
Siam Global House PCL NVDR	3,250,284	1,548,644

		6,679,941
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
MC Group PCL NVDR[a]	1,053,600	463,614

		463,614
TRANSPORTATION INFRASTRUCTURE — 5.78%
Airports of Thailand PCL NVDR[a]	1,267,500	14,280,890

Security	Shares	Value
Bangkok Aviation Fuel Services PCL NVDR	469,500	$483,587
Bangkok Expressway & Metro PCL[a]	20,341,253	4,418,355
Namyong Terminal PCL NVDR	648,700	256,356

		19,439,188
WATER UTILITIES — 0.51%
Eastern Water Resources Development and Management PCL NVDR[a]	1,470,400	461,567
TTW PCL NVDR[a]	4,145,066	1,254,690

		1,716,257
WIRELESS TELECOMMUNICATION SERVICES — 3.70%
Advanced Info Service PCL NVDR	3,077,419	12,463,377

		12,463,377

TOTAL COMMON STOCKS
(Cost: $394,694,724)		335,497,317

WARRANTS — 0.02%

CONSUMER FINANCE — 0.02%
Group Lease PCL (Expires 07/31/18)[a,b]	134,743	77,418

		77,418

TOTAL WARRANTS
(Cost: $0)		77,418

SHORT-TERM INVESTMENTS — 12.73%

MONEY MARKET FUNDS — 12.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	42,010,059	42,022,662
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	802,922	802,922

		42,825,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,815,512)		42,825,584

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 112.49%
(Cost: $437,510,236)[f]	$378,400,319
Other Assets, Less Liabilities — (12.49)%	(42,028,666)

NET ASSETS — 100.00%	$336,371,653

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
f	The cost of investments for federal income tax purposes was $450,318,409. Net unrealized depreciation was $71,918,090, of which $11,001,498 represented gross unrealized appreciation on securities and $82,919,588 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$335,497,317	$—	$—	$335,497,317
Warrants	77,418	—	—	77,418
Money market funds	42,825,584	—	—	42,825,584

Total	$378,400,319	$—	$—	$378,400,319

219

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

AIRLINES — 1.93%
Pegasus Hava Tasimaciligi ASa,b	226,479	$825,649
Turk Hava Yollari AOa,b	3,492,728	4,899,680

		5,725,329
AUTO COMPONENTS — 0.30%
EGE Endustri VE Ticaret ASb	7,076	405,103
Goodyear Lastikleri TAS[b]	512,498	500,720

		905,823
AUTOMOBILES — 2.93%
Ford Otomotiv Sanayi AS	444,076	3,737,761
Tofas Turk Otomobil Fabrikasi AS	792,485	4,955,342

		8,693,103
BANKS — 33.63%
Akbank TAS	13,938,786	30,692,322
Albaraka Turk Katilim Bankasi AS	1,708,428	587,945
Sekerbank TAS[a,b]	1,460,229	468,459
Turkiye Garanti Bankasi AS	14,635,725	31,117,136
Turkiye Halk Bankasi AS	3,957,951	10,146,520
Turkiye Is Bankasi Class C	9,973,597	14,020,280
Turkiye Sinai Kalkinma Bankasi AS	5,188,629	1,891,562
Turkiye Vakiflar Bankasi Tao Class Db	4,746,496	5,772,541
Yapi ve Kredi Bankasi ASa,b	5,505,739	5,009,888

		99,706,653
BEVERAGES — 3.89%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,311,715	6,897,522
Coca-Cola Icecek AS	483,899	4,631,814

		11,529,336
BUILDING PRODUCTS — 0.57%
Trakya Cam Sanayii ASb	2,059,538	1,687,851

		1,687,851
CAPITAL MARKETS — 0.19%
Verusa Holding ASb	154,970	551,850

		551,850
CHEMICALS — 2.39%
Gubre Fabrikalari TAS[b]	528,332	659,491
Petkim Petrokimya Holding AS	4,280,043	4,556,159
Soda Sanayii AS	1,423,698	1,880,935

		7,096,585

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.63%
Tekfen Holding AS	1,053,522	$1,865,049

		1,865,049
CONSTRUCTION MATERIALS — 1.21%
Adana Cimento Sanayii TAS Class A	334,089	574,873
Akcansa Cimento AS	302,845	1,105,815
Cimsa Cimento Sanayi VE Ticaret AS	341,897	1,475,757
Konya Cimento Sanayii ASb	6,129	444,017

		3,600,462
CONTAINERS & PACKAGING — 0.16%
Anadolu Cam Sanayii ASa	698,504	464,474

		464,474
DISTRIBUTORS — 0.29%
Dogus Otomotiv Servis ve Ticaret ASb	348,008	860,683

		860,683
DIVERSIFIED FINANCIAL SERVICES — 5.01%
Haci Omer Sabanci Holding AS	5,814,321	14,854,600

		14,854,600
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.81%
Turk Telekomunikasyon AS	3,325,408	5,363,249

		5,363,249
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.29%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	428,110	480,700
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,032,258	10,141,515
Is Gayrimenkul Yatirim Ortakligi ASb	2,689,188	1,160,755
Torunlar Gayrimenkul Yatirim Ortakligi AS	790,939	950,382

		12,733,352
FOOD & STAPLES RETAILING — 6.90%
BIM Birlesik Magazalar AS	1,346,487	18,928,101
Bizim Toptan Satis Magazalari ASb	125,532	380,755
Migros Ticaret ASa,b	225,289	1,137,352

		20,446,208

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

November 30, 2016

Security	Shares	Value
FOOD PRODUCTS — 1.82%
Pinar SUT Mamulleri Sanayii AS	113,139	$481,092
Ulker Biskuvi Sanayi AS	975,574	4,908,029

		5,389,121
GAS UTILITIES — 0.51%
Aygaz ASb	474,559	1,515,522

		1,515,522
HEALTH CARE PROVIDERS & SERVICES — 0.25%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	785,879	728,854

		728,854
HOTELS, RESTAURANTS & LEISURE — 0.53%
NET Holding ASa,b	1,735,753	1,559,181

		1,559,181
HOUSEHOLD DURABLES — 3.26%
Arcelik AS	1,497,547	8,752,579
Vestel Elektronik Sanayi ve Ticaret ASa,b	530,659	927,044

		9,679,623
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.51%
Aksa Enerji Uretim ASa,b	972,637	802,777
Zorlu Enerji Elektrik Uretim ASa,b	1,661,033	716,965

		1,519,742
INDUSTRIAL CONGLOMERATES — 7.36%
Alarko Holding ASb	495,816	598,658
Dogan Sirketler Grubu Holding ASa,b	6,623,383	1,352,184
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	4,014,609	14,577,078
Turkiye Sise ve Cam Fabrikalari AS	4,539,986	4,395,927
Yazicilar Holding ASb	253,119	903,575

		21,827,423
INSURANCE — 0.75%
Anadolu Anonim Turk Sigorta Sirketi[a,b]	1,107,035	610,212
Anadolu Hayat Emeklilik AS	544,163	739,559
AvivaSA Emeklilik ve Hayat ASb	149,324	870,999

		2,220,770

Security	Shares	Value
MACHINERY — 0.64%
Otokar Otomotiv Ve Savunma Sanayi ASb	53,147	$1,909,622

		1,909,622
MEDIA — 0.53%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa,b	759,134	867,885
Fenerbahce Futbol ASa,b	62,757	692,216

		1,560,101
METALS & MINING — 5.21%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	269,075	608,181
Eregli Demir ve Celik Fabrikalari TAS	8,865,751	12,178,514
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	4,443,215	1,334,727
Koza Altin Isletmeleri ASa,b	289,471	1,319,538

		15,440,960
OIL, GAS & CONSUMABLE FUELS — 5.34%
Tupras Turkiye Petrol Rafinerileri AS	792,879	15,840,006

		15,840,006
PERSONAL PRODUCTS — 0.31%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASb	1,083,934	916,766

		916,766
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Aksa Akrilik Kimya Sanayii AS	468,220	1,220,802

		1,220,802
TRANSPORTATION INFRASTRUCTURE — 1.32%
TAV Havalimanlari Holding AS	1,034,399	3,900,717

		3,900,717
WIRELESS TELECOMMUNICATION SERVICES — 4.95%
Turkcell Iletisim Hizmetleri ASa	5,575,514	14,683,531

		14,683,531

TOTAL COMMON STOCKS
(Cost: $554,693,990)		295,997,348

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 9.86%

MONEY MARKET FUNDS — 9.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	28,981,853	$28,990,547
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	234,881	234,881

		29,225,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,216,878)		29,225,428

Value
TOTAL INVESTMENTS IN SECURITIES — 109.69%
(Cost: $583,910,868)[f]	$325,222,776
Other Assets, Less Liabilities — (9.69)%	(28,726,866)

NET ASSETS — 100.00%	$296,495,910

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $595,853,459. Net unrealized depreciation was $270,630,683, of which $20,895 represented gross unrealized appreciation on securities and $270,651,578 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$295,997,348	$—	$—	$295,997,348
Money market funds	29,225,428	—	—	29,225,428

Total	$325,222,776	$—	$—	$325,222,776

222

Schedule of Investments (Unaudited)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 2.09%
Arconic Inc.	7,060	$136,117
B/E Aerospace Inc.	2,405	144,396
Boeing Co. (The)	956	143,935
General Dynamics Corp.	845	148,171
Huntington Ingalls Industries Inc.	806	144,081
L-3 Communications Holdings Inc.	924	145,779
Lockheed Martin Corp.	542	143,766
Northrop Grumman Corp.	583	145,546
Raytheon Co.	975	145,801
Rockwell Collins Inc.	1,575	146,034
Textron Inc.	3,127	143,936
TransDigm Group Inc.	553	139,041
United Technologies Corp.	1,334	143,698

		1,870,301
AIR FREIGHT & LOGISTICS — 0.64%
CH Robinson Worldwide Inc.	1,932	144,610
Expeditors International of Washington Inc.	2,712	143,031
FedEx Corp.	753	144,328
United Parcel Service Inc. Class B	1,238	143,509

		575,478
AIRLINES — 0.63%
American Airlines Group Inc.	3,090	143,500
Delta Air Lines Inc.	2,910	140,204
Southwest Airlines Co.	3,023	140,902
United Continental Holdings Inc.[a]	2,049	141,278

		565,884
AUTO COMPONENTS — 0.80%
Autoliv Inc.	1,423	147,223
BorgWarner Inc.	4,046	144,038
Delphi Automotive PLC	2,135	136,640
Goodyear Tire & Rubber Co. (The)	4,631	142,125
Lear Corp.	1,113	144,145

		714,171
AUTOMOBILES — 0.64%
Ford Motor Co.	12,032	143,903
General Motors Co.	4,228	145,993

Security	Shares	Value
Harley-Davidson Inc.	2,388	$145,405
Tesla Motors Inc.[a,b]	747	141,482

		576,783
BANKS — 3.06%
Bank of America Corp.	6,964	147,080
BB&T Corp.	3,210	145,252
CIT Group Inc.	3,488	142,485
Citigroup Inc.	2,526	142,441
Citizens Financial Group Inc.	4,419	148,081
Comerica Inc.	2,303	146,816
Fifth Third Bancorp.	5,446	141,705
First Republic Bank/CA	1,738	142,342
Huntington Bancshares Inc./OH	11,354	141,471
JPMorgan Chase & Co.	1,816	145,589
KeyCorp	8,172	141,457
M&T Bank Corp.	1,005	144,660
People’s United Financial Inc.	7,731	144,724
PNC Financial Services Group Inc. (The)[c]	1,298	143,481
Regions Financial Corp.	10,765	145,758
Signature Bank/New York NYa	959	143,764
SunTrust Banks Inc.	2,734	142,031
U.S. Bancorp.	2,901	143,948
Wells Fargo & Co.	2,745	145,265

		2,738,350
BEVERAGES — 1.11%
Brown-Forman Corp. Class B	3,125	141,719
Coca-Cola Co. (The)	3,482	140,499
Constellation Brands Inc. Class A	933	141,014
Dr Pepper Snapple Group Inc.	1,641	142,340
Molson Coors Brewing Co. Class B	1,448	141,947
Monster Beverage Corp.[a]	3,200	143,200
PepsiCo Inc.	1,410	141,141

		991,860
BIOTECHNOLOGY — 2.02%
AbbVie Inc.	2,379	144,643
Alexion Pharmaceuticals Inc.[a]	1,204	147,598
Alkermes PLC[a]	2,427	137,926
Amgen Inc.	994	143,206
Biogen Inc.[a]	467	137,331
BioMarin Pharmaceutical Inc.[a]	1,625	139,149
Celgene Corp.[a]	1,185	140,434

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
Gilead Sciences Inc.	1,915	$141,136
Incyte Corp.[a]	1,341	137,171
Regeneron Pharmaceuticals Inc.[a]	357	135,389
Seattle Genetics Inc.[a]	2,046	132,601
United Therapeutics Corp.[a,b]	1,090	136,915
Vertex Pharmaceuticals Inc.[a]	1,651	134,738

		1,808,237
BUILDING PRODUCTS — 0.63%
AO Smith Corp.	2,948	143,362
Fortune Brands Home & Security Inc.	2,508	138,316
Johnson Controls International PLC	3,139	141,192
Masco Corp.	4,420	139,893

		562,763
CAPITAL MARKETS — 3.69%
Affiliated Managers Group Inc.[a]	973	144,101
Ameriprise Financial Inc.	1,268	144,818
Bank of New York Mellon Corp. (The)	3,016	143,019
BlackRock Inc.[c]	384	142,383
Charles Schwab Corp. (The)	3,661	141,534
CME Group Inc.	1,272	143,622
E*TRADE Financial Corp.[a]	4,142	142,941
Eaton Vance Corp. NVS	3,548	143,481
Franklin Resources Inc.	3,646	143,142
Goldman Sachs Group Inc. (The)	679	148,898
Intercontinental Exchange Inc.	2,635	145,979
Invesco Ltd.	4,521	141,553
Moody’s Corp.	1,420	142,710
Morgan Stanley	3,489	144,305
MSCI Inc.	1,798	141,682
Nasdaq Inc.	2,191	140,421
Northern Trust Corp.	1,746	143,434
Raymond James Financial Inc.	1,966	141,434
S&P Global Inc.	1,185	141,003
SEI Investments Co.	2,969	140,077
State Street Corp.	1,968	155,078
T Rowe Price Group Inc.	1,928	142,788
TD Ameritrade Holding Corp.	3,489	143,084

		3,301,487
CHEMICALS — 3.23%
Air Products & Chemicals Inc.	1,025	148,072

Security	Shares	Value
Albemarle Corp.	1,707	$149,840
Ashland Global Holdings Inc.	1,248	140,650
Axalta Coating Systems Ltd.[a]	5,421	143,223
Celanese Corp. Series A	1,820	144,362
CF Industries Holdings Inc.	5,045	146,002
Dow Chemical Co. (The)	2,659	148,159
Eastman Chemical Co.	1,870	140,474
Ecolab Inc.	1,226	143,111
EI du Pont de Nemours & Co.	2,046	150,606
FMC Corp.	2,590	145,351
International Flavors & Fragrances Inc.	1,190	144,050
LyondellBasell Industries NV Class A	1,653	149,299
Monsanto Co.	1,398	143,589
Mosaic Co. (The)	5,216	148,134
PPG Industries Inc.	1,467	140,729
Praxair Inc.	1,206	145,082
Sherwin-Williams Co. (The)	526	141,320
Valspar Corp. (The)	1,397	142,620
WR Grace & Co.	2,119	138,286

		2,892,959
COMMERCIAL SERVICES & SUPPLIES — 0.79%
Cintas Corp.	1,241	142,219
Republic Services Inc.	2,595	143,996
Stericycle Inc.[a,b]	1,894	138,205
Waste Connections Inc.	1,856	141,873
Waste Management Inc.	2,059	143,142

		709,435
COMMUNICATIONS EQUIPMENT — 0.96%
Cisco Systems Inc.	4,819	143,703
F5 Networks Inc.[a]	995	140,046
Harris Corp.	1,384	143,327
Juniper Networks Inc.	5,425	149,404
Motorola Solutions Inc.	1,784	143,166
Palo Alto Networks Inc.[a,b]	1,024	137,595

		857,241
CONSTRUCTION & ENGINEERING — 0.32%
Fluor Corp.	2,641	141,320
Jacobs Engineering Group Inc.[a]	2,321	143,925

		285,245

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.31%
Martin Marietta Materials Inc.	639	$140,229
Vulcan Materials Co.	1,113	139,848

		280,077
CONSUMER FINANCE — 0.94%
Ally Financial Inc.	7,177	139,377
American Express Co.	1,965	141,558
Capital One Financial Corp.	1,692	142,196
Discover Financial Services	2,097	142,114
Navient Corp.	8,021	138,202
Synchrony Financial	4,095	141,523

		844,970
CONTAINERS & PACKAGING — 1.11%
Avery Dennison Corp.	2,010	144,841
Ball Corp.	1,844	138,411
Crown Holdings Inc.[a]	2,611	142,012
International Paper Co.	2,939	143,188
Packaging Corp. of America	1,690	143,244
Sealed Air Corp.	3,011	137,302
WestRock Co.	2,815	144,128

		993,126
DISTRIBUTORS — 0.32%
Genuine Parts Co.	1,482	142,613
LKQ Corp.[a]	4,301	141,202

		283,815
DIVERSIFIED CONSUMER SERVICES — 0.15%
H&R Block Inc.	6,046	133,979

		133,979
DIVERSIFIED FINANCIAL SERVICES — 0.49%
Berkshire Hathaway Inc. Class Ba	906	142,641
Leucadia National Corp.	6,722	148,018
Voya Financial Inc.	3,757	146,035

		436,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.11%
AT&T Inc.	3,697	142,815
CenturyLink Inc.	5,868	138,015
Frontier Communications Corp.	39,552	144,365
Level 3 Communications Inc.[a]	2,531	139,382

Security	Shares	Value
SBA Communications Corp. Class Aa	1,425	$141,018
Verizon Communications Inc.	2,850	142,215
Zayo Group Holdings Inc.[a]	4,163	143,624

		991,434
ELECTRIC UTILITIES — 2.57%
Alliant Energy Corp.	4,005	143,860
American Electric Power Co. Inc.	2,434	143,728
Duke Energy Corp.	1,947	143,630
Edison International	2,075	142,698
Entergy Corp.	2,102	144,470
Eversource Energy	2,767	142,833
Exelon Corp.	4,431	144,052
FirstEnergy Corp.	4,547	142,276
NextEra Energy Inc.	1,271	145,186
OGE Energy Corp.	4,611	145,938
PG&E Corp.	2,439	143,413
Pinnacle West Capital Corp.	1,936	143,128
PPL Corp.	4,364	146,019
Southern Co. (The)	3,031	141,911
Westar Energy Inc.	2,513	143,141
Xcel Energy Inc.	3,693	144,064

		2,300,347
ELECTRICAL EQUIPMENT — 0.96%
Acuity Brands Inc.	562	141,292
AMETEK Inc.	3,016	142,808
Eaton Corp. PLC	2,153	143,196
Emerson Electric Co.	2,600	146,744
Rockwell Automation Inc.	1,086	145,209
Sensata Technologies Holding NVa	3,759	140,474

		859,723
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.44%
Amphenol Corp. Class A	2,104	143,619
Arrow Electronics Inc.[a]	2,112	144,186
Avnet Inc.	3,100	142,259
CDW Corp./DE	2,788	142,857
Corning Inc.	5,919	142,233
Flex Ltd.[a,b]	9,874	140,606
FLIR Systems Inc.	4,031	144,753
TE Connectivity Ltd.	2,126	143,803
Trimble Inc.[a]	5,061	142,670

		1,286,986

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.33%
Baker Hughes Inc.	2,309	$148,538
Core Laboratories NV	1,312	146,629
FMC Technologies Inc.[a]	4,125	141,323
Halliburton Co.	2,894	153,642
Helmerich & Payne Inc.	2,039	154,250
National Oilwell Varco Inc.	3,939	147,161
Schlumberger Ltd.	1,760	147,928
Weatherford International PLC[a]	28,750	146,913

		1,186,384
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.72%
Alexandria Real Estate Equities Inc.	1,303	142,796
American Tower Corp.	1,341	137,144
AvalonBay Communities Inc.	899	147,876
Boston Properties Inc.	1,178	145,931
Brixmor Property Group Inc.	5,873	143,008
Camden Property Trust	1,842	144,984
Crown Castle International Corp.[b]	1,701	141,965
Digital Realty Trust Inc.[b]	1,596	147,359
Duke Realty Corp.	5,790	147,240
Equinix Inc.	426	144,312
Equity Residential	2,418	145,104
Essex Property Trust Inc.	677	146,178
Extra Space Storage Inc.	2,056	144,249
Federal Realty Investment Trust	1,022	143,509
General Growth Properties Inc.	5,635	142,791
HCP Inc.	4,852	143,280
Host Hotels & Resorts Inc.	8,477	151,230
Iron Mountain Inc.	4,326	142,758
Kimco Realty Corp.	5,492	140,266
Liberty Property Trust	3,681	145,031
Macerich Co. (The)	2,071	140,600
Mid-America Apartment Communities Inc.[b]	2,369	217,071
National Retail Properties Inc.	3,410	145,539
Prologis Inc.	2,880	146,592
Public Storage	704	147,347
Realty Income Corp.	2,551	141,427
Regency Centers Corp.	2,147	143,505
Simon Property Group Inc.	792	142,283
SL Green Realty Corp.	1,359	143,184
UDR Inc.	4,288	145,964

Security	Shares	Value
Ventas Inc.	2,388	$144,283
VEREIT Inc.	17,250	143,002
Vornado Realty Trust	1,484	145,061
Welltower Inc.	2,303	144,582
Weyerhaeuser Co.	4,501	138,766

		5,116,217
FOOD & STAPLES RETAILING — 1.28%
Costco Wholesale Corp.	951	142,754
CVS Health Corp.	1,957	150,474
Kroger Co. (The)	4,249	137,243
Rite Aid Corp.[a]	18,356	146,114
Sysco Corp.	2,673	142,337
Wal-Mart Stores Inc.	2,036	143,395
Walgreens Boots Alliance Inc.	1,715	145,312
Whole Foods Market Inc.	4,599	139,764

		1,147,393
FOOD PRODUCTS — 2.54%
Archer-Daniels-Midland Co.	3,310	143,091
Bunge Ltd.	2,149	146,734
Campbell Soup Co.	2,520	143,363
Conagra Brands Inc.	3,852	141,330
General Mills Inc.	2,329	141,929
Hershey Co. (The)	1,474	142,447
Hormel Foods Corp.	4,064	139,151
Ingredion Inc.	1,213	142,382
JM Smucker Co. (The)	1,140	143,583
Kellogg Co.	1,951	140,472
Kraft Heinz Co. (The)	1,737	141,826
McCormick & Co. Inc./MD	1,572	143,367
Mead Johnson Nutrition Co.	1,978	142,594
Mondelez International Inc. Class A	3,369	138,938
Tyson Foods Inc. Class A	2,441	138,673
WhiteWave Foods Co. (The)[a]	2,598	143,124

		2,273,004
GAS UTILITIES — 0.32%
Atmos Energy Corp.	2,001	142,311
UGI Corp.	3,203	143,495

		285,806
HEALTH CARE EQUIPMENT & SUPPLIES — 3.30%
Abbott Laboratories	3,673	139,831
Align Technology Inc.[a]	1,509	140,412

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
Baxter International Inc.	3,075	$136,438
Becton Dickinson and Co.	850	143,735
Boston Scientific Corp.[a]	6,824	139,619
Cooper Companies Inc. (The)	849	139,652
CR Bard Inc.	682	143,595
Danaher Corp.	1,809	141,410
DENTSPLY SIRONA Inc.	2,364	137,538
DexCom Inc.[a]	1,983	129,470
Edwards Lifesciences Corp.[a]	1,660	137,531
Hologic Inc.[a]	3,674	140,641
IDEXX Laboratories Inc.[a]	1,192	140,239
Intuitive Surgical Inc.[a]	222	142,910
Medtronic PLC	1,903	138,938
ResMed Inc.	2,459	151,179
St. Jude Medical Inc.	1,789	141,689
Stryker Corp.	1,281	145,598
Teleflex Inc.	953	140,977
Varian Medical Systems Inc.[a,b]	1,563	140,404
Zimmer Biomet Holdings Inc.	1,418	144,438

		2,956,244
HEALTH CARE PROVIDERS & SERVICES — 3.05%
Aetna Inc.	1,107	144,840
AmerisourceBergen Corp.	1,819	141,864
Anthem Inc.	997	142,102
Cardinal Health Inc.	2,043	145,073
Centene Corp.[a]	2,538	146,265
Cigna Corp.	1,026	138,243
DaVita Inc.[a]	2,260	143,171
Envision Healthcare Holdings Inc.[a]	6,532	148,407
Express Scripts Holding Co.[a]	1,864	141,440
HCA Holdings Inc.[a]	2,017	142,985
Henry Schein Inc.[a]	936	139,427
Humana Inc.	689	146,509
Laboratory Corp. of America Holdings[a]	1,144	143,972
McKesson Corp.	1,021	146,830
MEDNAX Inc.[a]	2,214	144,951
Patterson Companies Inc.	3,647	141,285
Quest Diagnostics Inc.	1,642	143,609
UnitedHealth Group Inc.	933	147,713
Universal Health Services Inc. Class B	1,173	144,303

		2,732,989

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.16%
Cerner Corp.[a]	2,835	$141,126

		141,126
HOTELS, RESTAURANTS & LEISURE — 2.54%
Aramark	4,072	140,118
Carnival Corp.	2,769	142,354
Chipotle Mexican Grill Inc.[a,b]	347	137,526
Darden Restaurants Inc.	1,922	140,883
Domino’s Pizza Inc.	845	141,994
Hilton Worldwide Holdings Inc.	5,720	143,400
Las Vegas Sands Corp.	2,294	143,765
Marriott International Inc./MD Class A	1,834	144,482
McDonald’s Corp.	1,192	142,170
MGM Resorts International[a]	5,029	144,383
Norwegian Cruise Line Holdings Ltd.[a]	3,581	142,560
Royal Caribbean Cruises Ltd.	1,734	140,402
Starbucks Corp.	2,486	144,113
Wyndham Worldwide Corp.	1,922	138,365
Wynn Resorts Ltd.[b]	1,413	144,112
Yum! Brands Inc.	2,267	143,705

		2,274,332
HOUSEHOLD DURABLES — 1.57%
DR Horton Inc.	4,970	137,768
Garmin Ltd.	2,726	142,188
Harman International Industries Inc.	1,308	143,056
Leggett & Platt Inc.	2,917	140,191
Lennar Corp. Class A	3,264	138,851
Mohawk Industries Inc.[a]	719	141,959
Newell Brands Inc.	2,972	139,714
PulteGroup Inc.	7,540	142,205
Toll Brothers Inc.[a]	4,765	141,330
Whirlpool Corp.	866	140,673

		1,407,935
HOUSEHOLD PRODUCTS — 0.95%
Church & Dwight Co. Inc.	3,206	140,391
Clorox Co. (The)	1,240	143,294
Colgate-Palmolive Co.	2,170	141,549
Kimberly-Clark Corp.	1,250	144,512
Procter & Gamble Co. (The)	1,732	142,821

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
Spectrum Brands Holdings Inc.	1,177	$141,111

		853,678
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.32%
AES Corp./VA	12,626	144,568
Calpine Corp.[a]	12,332	137,502

		282,070
INDUSTRIAL CONGLOMERATES — 0.64%
3M Co.	837	143,746
General Electric Co.	4,568	140,512
Honeywell International Inc.	1,258	143,337
Roper Technologies Inc.	783	141,809

		569,404
INSURANCE — 4.69%
Aflac Inc.	1,999	142,689
Alleghany Corp.[a]	202	114,726
Allstate Corp. (The)	1,978	138,302
American International Group Inc.	2,226	140,973
Aon PLC	1,270	144,907
Arch Capital Group Ltd.[a]	1,767	146,166
Arthur J Gallagher & Co.	2,772	139,570
Assurant Inc.	1,661	143,411
Axis Capital Holdings Ltd.	2,341	142,824
Chubb Ltd.	1,130	144,640
Cincinnati Financial Corp.	1,900	145,806
Everest Re Group Ltd.	634	133,489
FNF Group	4,345	138,779
Hartford Financial Services Group Inc. (The)	2,983	140,559
Lincoln National Corp.	2,232	143,071
Loews Corp.	3,199	142,835
Markel Corp.[a]	159	142,836
Marsh & McLennan Companies Inc.	2,061	142,848
MetLife Inc.	2,587	142,311
Principal Financial Group Inc.	2,451	141,398
Progressive Corp. (The)	4,287	142,757
Prudential Financial Inc.	1,423	143,154
Reinsurance Group of America Inc.	1,183	144,385
RenaissanceRe Holdings Ltd.	759	99,095
Torchmark Corp.	2,019	141,512
Travelers Companies Inc. (The)	1,266	143,501

Security	Shares	Value
Unum Group	3,327	$140,632
Willis Towers Watson PLC	1,158	144,020
WR Berkley Corp.	2,326	143,724
XL Group Ltd.	3,869	139,787

		4,194,707
INTERNET & DIRECT MARKETING RETAIL — 0.93%
Amazon.com Inc.[a]	184	138,105
Expedia Inc.	1,133	140,548
Liberty Interactive Corp. QVC Group Series Aa	6,470	133,994
Netflix Inc.[a]	1,217	142,389
Priceline Group Inc. (The)[a]	94	141,346
TripAdvisor Inc.[a,b]	2,819	136,101

		832,483
INTERNET SOFTWARE & SERVICES — 1.73%
Akamai Technologies Inc.[a]	2,154	143,672
Alphabet Inc. Class Aa	91	70,605
Alphabet Inc. Class Ca	96	72,772
CoStar Group Inc.[a]	712	136,070
eBay Inc.[a]	4,954	137,771
Facebook Inc. Class Aa	1,185	140,328
LinkedIn Corp. Class Aa	735	143,501
MercadoLibre Inc.	859	135,567
Twitter Inc.[a]	7,826	144,703
VeriSign Inc.[a,b]	1,807	142,482
Yahoo! Inc.[a]	3,496	143,406
Zillow Group Inc. Class Ca,b	3,876	139,226

		1,550,103
IT SERVICES — 3.47%
Accenture PLC Class A	1,195	142,719
Alliance Data Systems Corp.	614	140,471
Automatic Data Processing Inc.	1,492	143,262
Broadridge Financial Solutions Inc.	2,173	140,680
Cognizant Technology Solutions Corp. Class Aa	2,761	152,076
Computer Sciences Corp.	2,322	140,783
Fidelity National Information Services Inc.	1,825	140,872
First Data Corp. Class Aa	9,291	135,370
Fiserv Inc.[a]	1,331	139,249

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
FleetCor Technologies Inc.[a]	941	$140,529
Gartner Inc.[a]	1,382	142,097
Global Payments Inc.	1,986	136,140
International Business Machines Corp.	884	143,402
MasterCard Inc. Class A	1,379	140,934
Paychex Inc.	2,466	145,371
PayPal Holdings Inc.[a]	3,575	140,426
Sabre Corp.	5,503	142,252
Total System Services Inc.	2,778	136,733
Vantiv Inc. Class Aa	2,436	137,463
Visa Inc. Class A	1,812	140,104
Western Union Co. (The)	6,690	140,691
Xerox Corp.	15,445	144,411

		3,106,035
LEISURE PRODUCTS — 0.47%
Hasbro Inc.	1,648	140,723
Mattel Inc.	4,471	141,149
Polaris Industries Inc.	1,614	140,192

		422,064
LIFE SCIENCES TOOLS & SERVICES — 0.94%
Agilent Technologies Inc.	3,207	141,044
Illumina Inc.[a]	1,065	141,794
Mettler-Toledo International Inc.[a]	341	140,499
Quintiles IMS Holdings Inc.[a]	1,793	137,756
Thermo Fisher Scientific Inc.	998	139,830
Waters Corp.[a]	1,035	139,280

		840,203
MACHINERY — 2.86%
AGCO Corp.	2,549	142,234
Caterpillar Inc.	1,489	142,289
Cummins Inc.	1,017	144,190
Deere & Co.	1,411	141,382
Dover Corp.	1,979	143,695
Flowserve Corp.	3,047	144,580
Fortive Corp.	2,566	141,105
Illinois Tool Works Inc.	1,146	143,456
Ingersoll-Rand PLC	1,908	142,222
Middleby Corp. (The)[a]	1,055	144,514
PACCAR Inc.	2,310	143,567
Parker-Hannifin Corp.	1,043	144,904
Pentair PLC	2,476	142,271

Security	Shares	Value
Snap-on Inc.	852	$142,455
Stanley Black & Decker Inc.	1,189	141,051
WABCO Holdings Inc.[a]	1,404	138,308
Wabtec Corp./DE	1,658	140,383
Xylem Inc./NY	2,709	139,730

		2,562,336
MEDIA — 3.04%
CBS Corp. Class B NVS	2,386	144,878
Charter Communications Inc. Class Aa	526	144,813
Comcast Corp. Class A	2,076	144,303
Discovery Communications Inc. Class Aa,b	2,132	57,756
Discovery Communications Inc. Class C NVS[a]	3,202	84,661
DISH Network Corp. Class Aa	2,571	147,704
Interpublic Group of Companies Inc. (The)	5,875	141,411
Liberty Broadband Corp. Class Ca,b	2,030	144,759
Liberty Global PLC Series Aa	1,319	41,311
Liberty Global PLC Series C NVS[a]	3,240	98,658
Liberty Global PLC LiLAC Class Ca,b	6,656	140,908
Liberty Media Corp.-Liberty SiriusXM Class Aa	1,247	45,266
Liberty Media Corp.-Liberty SiriusXM Class Ca	2,714	97,053
News Corp. Class A	12,134	140,269
Omnicom Group Inc.	1,632	141,886
Scripps Networks Interactive Inc. Class A	2,041	141,360
Sirius XM Holdings Inc.[b]	31,193	142,552
TEGNA Inc.	6,461	144,920
Time Warner Inc.	1,543	141,678
Twenty-First Century Fox Inc. Class A	3,573	100,437
Twenty-First Century Fox Inc. Class B	1,475	41,388
Viacom Inc. Class B NVS	3,844	144,073
Walt Disney Co. (The)	1,457	144,418

		2,716,462
METALS & MINING — 0.48%
Freeport-McMoRan Inc.	8,833	135,587

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
Newmont Mining Corp.	4,545	$147,440
Nucor Corp.	2,307	143,472

		426,499
MORTGAGE REAL ESTATE INVESTMENT — 0.31%
AGNC Investment Corp.	6,835	127,541
Annaly Capital Management Inc.	14,204	145,165

		272,706
MULTI-UTILITIES — 1.78%
Ameren Corp.	2,918	143,332
CenterPoint Energy Inc.	6,064	144,687
CMS Energy Corp.	3,605	144,993
Consolidated Edison Inc.	2,059	143,656
Dominion Resources Inc./VA	1,965	144,015
DTE Energy Co.	1,545	143,824
NiSource Inc.	6,616	145,155
Public Service Enterprise Group Inc.	3,514	145,163
SCANA Corp.	2,049	144,516
Sempra Energy	1,451	144,810
WEC Energy Group Inc.	2,570	143,946

		1,588,097
MULTILINE RETAIL — 0.93%
Dollar General Corp.	1,796	138,867
Dollar Tree Inc.[a]	1,611	142,026
Kohl’s Corp.	2,578	138,774
Macy’s Inc.	3,188	134,533
Nordstrom Inc.	2,446	136,780
Target Corp.	1,837	141,890

		832,870
OIL, GAS & CONSUMABLE FUELS — 5.89%
Anadarko Petroleum Corp.	2,203	152,337
Antero Resources Corp.[a]	5,718	140,034
Apache Corp.	2,266	149,443
Cabot Oil & Gas Corp.	6,145	135,927
Cheniere Energy Inc.[a,b]	3,526	144,072
Chevron Corp.	1,290	143,912
Cimarex Energy Co.	1,104	152,220
Concho Resources Inc.[a]	1,035	148,026
ConocoPhillips	3,092	150,024
Continental Resources Inc./OKa,b	2,683	155,641
Devon Energy Corp.	3,179	153,641
Diamondback Energy Inc.[a]	1,421	153,255

Security	Shares	Value
EOG Resources Inc.	1,476	$151,320
EQT Corp.	2,008	140,721
Exxon Mobil Corp.	1,643	143,434
Hess Corp.	2,691	150,588
HollyFrontier Corp.	5,033	144,799
Kinder Morgan Inc./DE	6,568	145,810
Marathon Oil Corp.	8,533	154,106
Marathon Petroleum Corp.	3,001	141,107
Murphy Oil Corp.	4,579	155,274
Newfield Exploration Co.[a]	3,407	154,065
Noble Energy Inc.	3,953	150,846
Occidental Petroleum Corp.	2,050	146,288
ONEOK Inc.	2,654	145,784
Parsley Energy Inc. Class Aa	3,986	152,066
Phillips 66	1,683	139,824
Pioneer Natural Resources Co.	772	147,483
Plains GP Holdings LP Class A	4,113	144,613
Range Resources Corp.	3,893	136,956
Southwestern Energy Co.[a]	12,450	141,307
Spectra Energy Corp.	3,417	139,926
Targa Resources Corp.	2,770	147,613
Tesoro Corp.	1,664	135,366
Valero Energy Corp.	2,212	136,171
Williams Companies Inc. (The)	4,676	143,553

		5,267,552
PERSONAL PRODUCTS — 0.47%
Coty Inc. Class A	7,224	135,161
Edgewell Personal Care Co.[a]	1,769	139,998
Estee Lauder Companies Inc. (The) Class A	1,841	143,046

		418,205
PHARMACEUTICALS — 1.88%
Allergan PLC[a]	742	144,170
Bristol-Myers Squibb Co.	2,523	142,398
Eli Lilly & Co.	2,106	141,355
Endo International PLC[a]	8,573	137,254
Jazz Pharmaceuticals PLC[a]	1,292	133,890
Johnson & Johnson	1,275	141,907
Mallinckrodt PLC[a]	2,518	132,699
Merck & Co. Inc.	2,307	141,165
Mylan NVa	3,885	142,230
Perrigo Co. PLC	1,603	138,403
Pfizer Inc.	4,557	146,462
Zoetis Inc.	2,847	143,432

		1,685,365

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
PROFESSIONAL SERVICES — 1.11%
Dun & Bradstreet Corp. (The)	1,156	$140,708
Equifax Inc.	1,201	137,454
IHS Markit Ltd.[a]	4,037	145,090
ManpowerGroup Inc.	1,641	140,158
Nielsen Holdings PLC	3,321	143,135
Robert Half International Inc.	3,196	143,405
Verisk Analytics Inc. Class Aa	1,707	141,818

		991,768
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
CBRE Group Inc. Class Aa	4,842	140,612
Jones Lang LaSalle Inc.	1,431	144,931

		285,543
ROAD & RAIL — 0.97%
AMERCO	420	143,413
CSX Corp.	4,099	146,785
JB Hunt Transport Services Inc.	1,541	146,965
Kansas City Southern	1,625	144,154
Norfolk Southern Corp.	1,376	146,489
Union Pacific Corp.	1,412	143,078

		870,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.70%
Analog Devices Inc.	1,946	144,471
Applied Materials Inc.	4,491	144,610
Broadcom Ltd.	813	138,608
Intel Corp.	4,095	142,097
KLA-Tencor Corp.	1,750	139,720
Lam Research Corp.	1,339	141,961
Linear Technology Corp.	2,302	143,944
Marvell Technology Group Ltd.	9,747	139,772
Maxim Integrated Products Inc.	3,583	140,704
Microchip Technology Inc.	2,166	143,346
Micron Technology Inc.[a]	7,191	140,440
NVIDIA Corp.	1,524	140,513
Qorvo Inc.[a,b]	2,622	140,041
QUALCOMM Inc.	2,102	143,209
Skyworks Solutions Inc.	1,828	140,482
Texas Instruments Inc.	1,933	142,907
Xilinx Inc.	2,695	145,476

		2,412,301

Security	Shares	Value
SOFTWARE — 3.65%
Activision Blizzard Inc.	3,843	$140,692
Adobe Systems Inc.[a]	1,374	141,261
ANSYS Inc.[a]	1,523	143,208
Autodesk Inc.[a]	1,905	138,322
CA Inc.	4,531	144,811
Cadence Design Systems Inc.[a]	5,405	142,043
CDK Global Inc.	2,440	140,788
Citrix Systems Inc.[a]	1,628	141,197
Dell Technologies Inc. Class Va	2,778	148,790
Electronic Arts Inc.[a]	1,817	143,979
Fortinet Inc.[a]	4,643	139,754
Intuit Inc.	1,236	140,509
Microsoft Corp.	2,387	143,841
Nuance Communications Inc.[a]	8,492	137,655
Oracle Corp.	3,570	143,478
Red Hat Inc.[a]	1,818	143,822
salesforce.com inc.[a]	1,936	139,392
ServiceNow Inc.[a,b]	1,645	136,782
Splunk Inc.[a,b]	2,484	143,128
Symantec Corp.	5,762	140,535
Synopsys Inc.[a]	2,344	141,765
VMware Inc. Class Aa,b	1,817	147,431
Workday Inc. Class Aa	1,735	146,295

		3,269,478
SPECIALTY RETAIL — 3.16%
Advance Auto Parts Inc.	837	142,056
AutoNation Inc.[a]	3,187	142,331
AutoZone Inc.[a]	181	141,756
Bed Bath & Beyond Inc.	3,153	141,286
Best Buy Co. Inc.	3,049	139,339
CarMax Inc.[a,b]	2,462	142,279
Dick’s Sporting Goods Inc.	2,390	141,177
Foot Locker Inc.	1,930	138,323
Gap Inc. (The)	5,441	135,862
Home Depot Inc. (The)	1,099	142,211
L Brands Inc.	1,986	139,457
Lowe’s Companies Inc.	1,995	140,747
O’Reilly Automotive Inc.[a]	520	142,740
Ross Stores Inc.	2,068	139,776
Signet Jewelers Ltd.	1,536	140,221
Staples Inc.	14,404	139,287
Tiffany & Co.	1,808	149,124
TJX Companies Inc. (The)	1,803	141,247

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Security	Shares	Value
Tractor Supply Co.	1,908	$143,233
Ulta Salon Cosmetics & Fragrance Inc.[a]	550	142,725

		2,825,177
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.98%
Apple Inc.	1,287	142,239
Hewlett Packard Enterprise Co.	6,080	144,704
HP Inc.	9,629	148,287
NetApp Inc.	3,939	144,010
Seagate Technology PLC	3,688	147,889
Western Digital Corp.	2,346	149,346

		876,475
TEXTILES, APPAREL & LUXURY GOODS — 1.40%
Coach Inc.	3,731	135,771
Hanesbrands Inc.	5,849	135,872
lululemon athletica Inc.[a]	2,472	140,879
Michael Kors Holdings Ltd.[a]	2,947	137,006
NIKE Inc. Class B	2,789	139,645
PVH Corp.	1,323	140,159
Ralph Lauren Corp.	1,282	134,110
Under Armour Inc. Class Aa,b	2,601	80,111
Under Armour Inc. Class Ca	2,645	68,188
VF Corp.	2,505	136,548

		1,248,289
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp. Inc.	8,988	143,628

		143,628
TOBACCO — 0.48%
Altria Group Inc.	2,252	143,970
Philip Morris International Inc.	1,611	142,219
Reynolds American Inc.	2,634	142,500

		428,689
TRADING COMPANIES & DISTRIBUTORS — 0.50%
Fastenal Co.	3,096	146,750
United Rentals Inc.[a]	1,471	148,733
WW Grainger Inc.	642	148,026

		443,509
TRANSPORTATION INFRASTRUCTURE — 0.16%
Macquarie Infrastructure Corp.	1,752	143,559

		143,559

Security	Shares	Value
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	1,975	$143,128

		143,128
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Sprint Corp.[a]	18,619	145,973
T-Mobile U.S. Inc.[a]	2,635	142,843

		288,816

TOTAL COMMON STOCKS (Cost: $82,819,196)		89,174,858

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	2,333,567	2,334,267
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	108,060	108,060

		2,442,327

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,441,727)		2,442,327

TOTAL INVESTMENTS IN SECURITIES — 102.40% (Cost: $85,260,923)[g]		91,617,185
Other Assets, Less Liabilities — (2.40)%		(2,147,479)

NET ASSETS — 100.00%		$89,469,706

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $85,931,973. Net unrealized appreciation was $5,685,212, of which $8,329,365 represented gross unrealized appreciation on securities and $2,644,153 represented gross unrealized depreciation on securities.

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	326	63	(5)	384	$142,383	$—	$(11)
PNC Financial Services Group Inc. (The)	1,397	288	(387)	1,298	143,481	775	5,016

					$285,864	$775	$5,005

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$89,174,858	$—	$—	$89,174,858
Money market funds	2,442,327	—	—	2,442,327

Total	$91,617,185	$—	$—	$91,617,185

233

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.46%

AUSTRALIA — 2.68%
AGL Energy Ltd.	10,164	$157,553
Amcor Ltd./Australia	13,272	141,010
AMP Ltd.	28,560	99,177
APA Group	13,202	77,742
ASX Ltd.	2,523	90,708
Aurizon Holdings Ltd.	22,386	82,369
Australia & New Zealand Banking Group Ltd.	24,906	522,795
Bendigo & Adelaide Bank Ltd.	7,014	62,447
BHP Billiton Ltd.	29,316	528,724
Brambles Ltd.	15,666	136,351
Cochlear Ltd.	1,134	99,453
Commonwealth Bank of Australia	14,843	862,535
Computershare Ltd.	6,006	51,475
Crown Resorts Ltd.	4,830	41,896
CSL Ltd.	4,410	319,316
Dexus Property Group	14,965	100,839
Fortescue Metals Group Ltd.	8,526	36,978
Goodman Group	21,420	105,719
GPT Group (The)	27,888	99,728
Incitec Pivot Ltd.	25,662	59,725
Insurance Australia Group Ltd.	25,158	103,907
James Hardie Industries PLC	6,224	95,743
LendLease Group	8,862	89,114
Macquarie Group Ltd.	2,992	185,473
Medibank Pvt Ltd.	31,418	60,354
Mirvac Group	63,210	95,741
National Australia Bank Ltd.	22,974	491,068
Newcrest Mining Ltd.	8,274	119,453
Oil Search Ltd.	11,320	53,946
Orica Ltd.	4,830	60,596
Origin Energy Ltd.	20,034	87,925
QBE Insurance Group Ltd.	13,398	110,573
Ramsay Health Care Ltd.	1,722	90,091
Rio Tinto Ltd.	3,906	166,663
Santos Ltd.	18,073	52,478
Scentre Group	60,837	190,585
Sonic Healthcare Ltd.	5,712	92,003
South32 Ltd.	56,872	113,874
Stockland	36,126	115,575
Suncorp Group Ltd.	11,315	104,501

Security	Shares	Value
Sydney Airport	11,048	$51,262
Tatts Group Ltd.[a]	20,748	64,231
Telstra Corp. Ltd.	36,185	135,013
Transurban Group	20,178	157,136
Vicinity Centres	41,832	90,250
Wesfarmers Ltd.	9,744	300,789
Westfield Corp.	22,218	150,040
Westpac Banking Corp.	29,026	670,612
Woodside Petroleum Ltd.	6,258	136,955
Woolworths Ltd.	11,634	196,757

		8,109,248
AUSTRIA — 0.07%
Andritz AG	1,218	62,897
Erste Group Bank AG	3,444	95,865
OMV AG	1,638	52,988

		211,750
BELGIUM — 0.48%
Ageas	2,604	97,275
Anheuser-Busch InBev SA/NV	7,266	755,670
Colruyt SA	1,344	67,985
Groupe Bruxelles Lambert SA	714	58,662
KBC Group NV	2,871	172,318
Proximus SADP	1,386	39,219
Solvay SA	721	82,411
UCB SA	1,470	94,654
Umicore SA	1,554	93,189

		1,461,383
CANADA — 3.65%
Agnico Eagle Mines Ltd.	2,814	115,523
Agrium Inc.	1,470	148,017
Alimentation Couche-Tard Inc. Class Ba	4,410	203,314
ARC Resources Ltd.	4,242	74,202
Bank of Montreal	5,964	392,677
Bank of Nova Scotia (The)	10,542	581,276
Barrick Gold Corp.	12,138	181,898
BCE Inc.	1,512	65,097
BlackBerry Ltd.[a,b]	6,258	48,124
Brookfield Asset Management Inc. Class A	8,820	293,410
Cameco Corp.	5,502	50,576
Canadian Imperial Bank of Commerce	3,612	284,694

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Canadian National Railway Co.	7,308	$488,124
Canadian Natural Resources Ltd.	10,080	339,823
Canadian Pacific Railway Ltd.	1,428	218,384
Canadian Tire Corp. Ltd. Class A	798	83,040
Canadian Utilities Ltd. Class A	1,722	45,298
Cenovus Energy Inc.	8,568	132,350
CGI Group Inc. Class Ab	2,520	119,253
CI Financial Corp.	3,108	61,416
Constellation Software Inc./Canada	252	117,405
Crescent Point Energy Corp.	5,376	68,369
Enbridge Inc.	8,526	358,262
Encana Corp.	9,240	115,929
Fairfax Financial Holdings Ltd.	252	119,632
Finning International Inc.	2,982	60,013
First Quantum Minerals Ltd.	4,704	53,666
Fortis Inc./Canada	3,990	118,816
Franco-Nevada Corp.	1,848	107,243
George Weston Ltd.	1,050	87,242
Gildan Activewear Inc.	3,192	86,696
Goldcorp Inc.	8,148	107,440
Great-West Lifeco Inc.	2,520	66,270
Husky Energy Inc.[b]	4,179	49,013
IGM Financial Inc.	1,218	35,237
Imperial Oil Ltd.	3,192	109,178
Intact Financial Corp.	1,554	108,061
Inter Pipeline Ltd.	4,216	85,631
Loblaw Companies Ltd.	2,562	132,978
Magna International Inc. Class A	3,864	155,985
Manulife Financial Corp.	17,640	306,857
Metro Inc.	4,032	122,675
National Bank of Canada	3,780	141,462
Onex Corp.	1,428	100,128
Open Text Corp.	1,554	98,919
Pembina Pipeline Corp.	5,124	150,412
Potash Corp. of Saskatchewan Inc.	8,484	154,587
Power Corp. of Canada	3,444	76,841
Power Financial Corp.	2,436	61,453
PrairieSky Royalty Ltd.	2,142	52,236
Restaurant Brands International Inc.	2,226	105,903
RioCan REIT	3,360	66,920
Rogers Communications Inc. Class B	3,486	134,556

Security	Shares	Value
Royal Bank of Canada	12,852	$832,331
Saputo Inc.	3,528	119,201
Shaw Communications Inc. Class B	3,786	74,025
Silver Wheaton Corp.	5,460	99,243
SNC-Lavalin Group Inc.	1,974	83,564
Sun Life Financial Inc.	5,250	201,394
Suncor Energy Inc.	14,878	473,361
Teck Resources Ltd. Class B	4,368	110,483
TELUS Corp.	64	1,997
Thomson Reuters Corp.	3,192	137,665
Toronto-Dominion Bank (The)	16,212	766,471
Tourmaline Oil Corp.[b]	2,478	66,788
TransCanada Corp.	7,686	344,858
Valeant Pharmaceuticals International Inc.[b]	3,486	55,067
Vermilion Energy Inc.	1,596	64,678

		11,073,637
DENMARK — 0.60%
AP Moller — Maersk A/S Class A	126	160,159
Carlsberg A/S Class B	1,134	96,526
Coloplast A/S Class B	1,344	85,447
Danske Bank A/S	7,266	212,481
DSV A/S	2,892	130,259
Genmab A/Sb	420	72,818
Novo Nordisk A/S Class B	17,388	590,046
Novozymes A/S Class B	2,898	98,258
Pandora A/Sa	1,224	145,810
Vestas Wind Systems A/S	2,284	150,842
William Demant Holding A/Sb	3,990	67,585

		1,810,231
FINLAND — 0.32%
Elisa OYJ	2,058	64,664
Fortum OYJ	3,696	53,714
Kone OYJ Class B	3,528	155,538
Metso OYJ	1,512	42,825
Nokia OYJ	54,118	233,078
Sampo OYJ Class A	3,528	156,100
Stora Enso OYJ Class R	6,804	65,717
UPM-Kymmene OYJ	5,586	127,994
Wartsila OYJ Abp	1,848	77,963

		977,593

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
FRANCE — 3.53%
Accor SA	2,184	$77,450
Air Liquide SA	3,465	353,158
Airbus Group SE	5,460	349,082
Alstom SAb	2,604	70,605
ArcelorMittal[b]	18,443	139,455
Atos SE	1,134	117,323
AXA SA	16,716	394,190
BNP Paribas SA	9,619	558,966
Bollore SAa	19,950	65,521
Bouygues SA	1,932	65,583
Bureau Veritas SA	3,445	64,903
Capgemini SA	1,596	126,131
Carrefour SA	5,292	124,176
Casino Guichard Perrachon SA	672	30,603
Christian Dior SE	588	114,458
Cie. de Saint-Gobain	4,368	189,629
Cie. Generale des Etablissements Michelin Class B	1,806	193,496
Credit Agricole SA	9,366	105,813
Danone SA	5,292	333,232
Dassault Systemes	1,596	121,932
Edenred	2,310	48,752
Engie SA	11,424	141,181
Essilor International SA	1,890	200,692
Eutelsat Communications SA	2,730	49,188
Groupe Eurotunnel SE Registered	7,938	69,891
Hermes International	303	125,162
Iliad SA	336	63,979
Ingenico Group SA	588	45,858
Kering	756	164,403
Klepierre	2,880	107,494
L’Oreal SA	2,184	373,118
Lagardere SCA	1,638	40,425
Legrand SA	2,646	148,063
LVMH Moet Hennessy Louis Vuitton SE	2,520	458,991
Orange SA	17,556	256,165
Pernod Ricard SA	2,016	211,719
Peugeot SAb	4,998	73,802
Publicis Groupe SA	1,932	125,489
Renault SA	1,820	143,525
Safran SA	3,024	207,773
Sanofi	10,542	851,134

Security	Shares	Value
Schneider Electric SE	5,017	$334,330
SCOR SE	1,848	58,742
SES SA	3,528	76,328
SFR Group SA	1,512	38,238
Societe BIC SA	420	54,378
Societe Generale SA	7,140	307,395
Sodexo SA	1,050	114,948
STMicroelectronics NV	7,686	78,467
Suez	2,982	41,677
Technip SAa	1,428	99,009
Thales SA	1,344	131,351
Total SA	19,992	953,384
Unibail-Rodamco SEa	900	198,820
Valeo SA	2,646	147,670
Veolia Environnement SA	4,410	76,277
Vinci SA	4,494	291,898
Vivendi SA	10,248	195,571

		10,700,993
GERMANY — 3.03%
adidas AG	2,100	309,647
Allianz SE Registered	3,990	634,042
BASF SE	8,232	707,246
Bayer AG Registered	7,518	706,513
Bayerische Motoren Werke AG	3,066	261,526
Beiersdorf AG	1,219	99,673
Brenntag AG	2,268	119,489
Commerzbank AG	13,147	91,669
Continental AG	1,026	182,195
Daimler AG Registered	8,064	536,867
Deutsche Bank AG Registered[b]	13,650	215,172
Deutsche Boerse AGb	2,058	166,463
Deutsche Lufthansa AG Registered	1,680	21,787
Deutsche Post AG Registered	9,618	300,880
Deutsche Telekom AG Registered	28,519	449,710
E.ON SE	20,188	133,354
Fresenius Medical Care AG & Co. KGaA	2,310	180,353
Fresenius SE & Co. KGaA	3,822	274,684
GEA Group AG	2,562	95,584
Hannover Rueck SE	840	89,241
HeidelbergCement AG	1,680	150,787
Henkel AG & Co. KGaA	1,302	132,688
Infineon Technologies AG	11,970	200,371

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Lanxess AG	1,554	$95,925
Linde AG	1,848	308,168
MAN SE	756	74,631
Merck KGaA	1,554	155,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,512	275,635
Osram Licht AG	1,555	79,236
ProSiebenSat.1 Media SE Registered	2,279	78,172
QIAGEN NVa,b	4,116	113,741
RWE AGb	4,956	62,352
SAP SE	9,030	755,593
Siemens AG Registered	7,140	807,400
ThyssenKrupp AG	4,410	100,206
Vonovia SE	5,166	166,759
Zalando SEa,b,c	1,302	48,569

		9,182,176
HONG KONG — 1.25%
AIA Group Ltd.	126,000	768,347
Bank of East Asia Ltd. (The)[a]	42,000	174,083
BOC Hong Kong Holdings Ltd.[a]	63,000	236,352
Cheung Kong Property Holdings Ltd.	42,000	287,521
CK Hutchison Holdings Ltd.[a]	21,000	255,845
CLP Holdings Ltd.	21,000	205,353
Galaxy Entertainment Group Ltd.	42,000	208,466
Hang Seng Bank Ltd.[a]	16,800	318,385
Hong Kong & China Gas Co. Ltd.[a]	142,271	264,856
Hong Kong Exchanges & Clearing Ltd.[a]	9,700	255,110
Li & Fung Ltd.[a]	92,000	40,327
Link REIT[a]	42,000	289,145
MTR Corp. Ltd.	42,000	210,091
New World Development Co. Ltd.	102,333	113,987
Sands China Ltd.[a]	33,600	165,473

		3,793,341
IRELAND — 0.17%
Bank of Ireland[b]	224,280	47,821
CRH PLC	7,140	238,547
Kerry Group PLC Class A	1,848	131,011
Paddy Power Betfair PLC	852	89,024

		506,403

Security	Shares	Value
ISRAEL — 0.24%
Bank Hapoalim BM	26,292	$158,140
Check Point Software Technologies Ltd.[a,b]	1,134	93,362
Mobileye NVa,b	1,722	64,110
Nice Ltd.	1,176	77,666
Teva Pharmaceutical Industries Ltd. ADR	8,610	324,597

		717,875
ITALY — 0.67%
Assicurazioni Generali SpA	10,584	133,832
Atlantia SpA	4,956	110,193
CNH Industrial NV	11,088	94,568
Enel SpA	65,918	266,697
Eni SpA	22,470	313,207
Ferrari NV	1,354	74,258
Fiat Chrysler Automobiles NVa	11,550	89,319
Intesa Sanpaolo SpA	123,480	274,550
Leonardo-Finmeccanica SpA[b]	3,996	51,927
Luxottica Group SpA[a]	2,142	111,567
Saipem SpA[b]	74,967	33,727
Snam SpA	24,696	95,726
Telecom Italia SpA/Milano[a,b]	128,604	97,338
Tenaris SA	5,754	91,985
Terna Rete Elettrica Nazionale SpA	20,706	89,880
UniCredit SpA	53,004	113,690

		2,042,464
JAPAN — 8.81%
Aeon Co. Ltd.	8,400	116,182
Aisin Seiki Co. Ltd.	4,200	180,245
Ajinomoto Co. Inc.	8,400	163,105
ANA Holdings Inc.	42,000	116,956
Asahi Group Holdings Ltd.	8,400	274,385
Asahi Kasei Corp.	42,000	375,049
Astellas Pharma Inc.	25,200	349,321
Bridgestone Corp.	8,400	321,934
Canon Inc.	12,600	360,600
Casio Computer Co. Ltd.[a]	4,500	59,042
Chubu Electric Power Co. Inc.	12,600	177,536
Chugai Pharmaceutical Co. Ltd.	4,200	118,505
Chugoku Electric Power Co. Inc. (The)	12,600	143,975

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Concordia Financial Group Ltd.	16,800	$77,480
Dai-ichi Life Holdings Inc.	11,200	180,220
Daiichi Sankyo Co. Ltd.	9,300	194,415
Daikin Industries Ltd.	4,200	394,954
Daiwa House Industry Co. Ltd.	8,400	239,737
Denso Corp.	4,200	183,562
Dentsu Inc.	4,200	192,777
East Japan Railway Co.	4,200	359,974
Eisai Co. Ltd.	4,200	243,607
FANUC Corp.	1,100	186,366
Fast Retailing Co. Ltd.	400	138,909
Fuji Heavy Industries Ltd.	8,400	342,428
FUJIFILM Holdings Corp.	4,200	156,618
Fujitsu Ltd.	42,000	248,731
Hakuhodo DY Holdings Inc.	8,400	97,900
Hitachi Ltd.	42,000	224,587
Honda Motor Co. Ltd.	16,800	491,269
Hoya Corp.	4,200	165,833
Hulic Co. Ltd.	8,400	79,175
Iida Group Holdings Co. Ltd.	4,200	81,755
INPEX Corp.	16,800	159,972
ITOCHU Corp.	16,800	230,301
Japan Airlines Co. Ltd.	4,200	124,771
Japan Exchange Group Inc.	8,400	124,881
Japan Retail Fund Investment Corp.	84	171,177
Japan Tobacco Inc.	12,600	436,347
JFE Holdings Inc.	8,400	123,112
JTEKT Corp.	4,200	67,454
JX Holdings Inc.	37,800	144,771
Kansai Electric Power Co. Inc. (The)[b]	12,600	124,734
Kao Corp.	4,200	194,141
KDDI Corp.	16,800	442,171
Kirin Holdings Co. Ltd.	12,600	206,065
Kobe Steel Ltd.[b]	4,200	39,772
Komatsu Ltd.	12,600	291,212
Konami Holdings Corp.	4,200	142,648
Konica Minolta Inc.	12,600	120,753
Kubota Corp.	12,600	191,026
Kuraray Co. Ltd.	12,600	178,918
Kyocera Corp.	4,200	200,370
Kyushu Electric Power Co. Inc.	8,400	82,935
Kyushu Financial Group Inc.	12,600	83,267

Security	Shares	Value
M3 Inc.	4,200	$108,847
Marubeni Corp.	29,400	161,597
Marui Group Co. Ltd.	4,200	58,091
Mazda Motor Corp.	8,400	135,202
Mitsubishi Chemical Holdings Corp.	29,400	185,645
Mitsubishi Corp.	16,800	364,397
Mitsubishi Electric Corp.	16,400	226,904
Mitsubishi Estate Co. Ltd.	10,000	202,334
Mitsubishi Heavy Industries Ltd.	42,000	186,806
Mitsubishi Motors Corp.	8,400	38,998
Mitsubishi UFJ Financial Group Inc.	122,400	719,501
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,400	135,976
Mitsui & Co. Ltd.	21,100	285,450
Mitsui Fudosan Co. Ltd.	4,000	94,449
Mizuho Financial Group Inc.	256,200	455,537
MS&AD Insurance Group Holdings Inc.	6,100	189,994
Murata Manufacturing Co. Ltd.	1,400	189,521
Nagoya Railroad Co. Ltd.	42,000	206,784
NEC Corp.	30,000	78,459
Nidec Corp.	4,200	377,445
Nikon Corp.[a]	8,400	123,849
Nintendo Co. Ltd.	500	121,879
Nippon Paint Holdings Co. Ltd.	4,200	133,064
Nippon Steel & Sumitomo Metal Corp.	8,447	181,846
Nippon Telegraph & Telephone Corp.	8,400	340,954
Nissan Motor Co. Ltd.	29,400	272,597
Nitto Denko Corp.	4,200	291,046
Nomura Holdings Inc.	46,200	248,952
Nomura Real Estate Master Fund Inc.	84	125,692
NTT DOCOMO Inc.	16,800	386,881
Olympus Corp.	4,200	148,177
Omron Corp.	4,200	155,549
Ono Pharmaceutical Co. Ltd.	4,200	93,385
Oriental Land Co. Ltd./Japan	4,200	240,216
ORIX Corp.	16,800	262,664
Otsuka Holdings Co. Ltd.	4,200	171,288
Panasonic Corp.	25,200	257,430

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Rakuten Inc.	12,600	$124,734
Recruit Holdings Co. Ltd.	4,200	160,893
Resona Holdings Inc.	29,400	141,936
Ricoh Co. Ltd.	12,600	101,844
Sekisui House Ltd.	8,400	137,856
Seven & I Holdings Co. Ltd.	8,400	326,947
Seven Bank Ltd.	25,200	72,098
Shin-Etsu Chemical Co. Ltd.	4,200	311,835
Shionogi & Co. Ltd.	4,200	199,412
Shiseido Co. Ltd.	4,200	107,225
SoftBank Group Corp.	8,400	494,807
Sompo Holdings Inc.	4,200	137,414
Sony Corp.	12,600	363,586
Sumitomo Corp.	21,000	251,569
Sumitomo Electric Industries Ltd.	12,600	177,204
Sumitomo Mitsui Financial Group Inc.	12,600	465,098
Sumitomo Mitsui Trust Holdings Inc.	4,200	152,969
Sumitomo Realty & Development Co. Ltd.	2,000	55,448
Suzuki Motor Corp.	4,200	135,644
Sysmex Corp.	4,200	253,965
T&D Holdings Inc.	8,400	105,346
Takeda Pharmaceutical Co. Ltd.	8,400	345,377
Terumo Corp.	4,200	148,361
Tohoku Electric Power Co. Inc.	8,400	98,268
Tokio Marine Holdings Inc.	8,400	361,153
Tokyo Electric Power Co. Holdings Inc.[b]	21,000	78,327
Tokyo Gas Co. Ltd.	42,000	183,820
Tokyu Fudosan Holdings Corp.	16,800	96,573
Toshiba Corp.[b]	42,000	156,728
Toyota Motor Corp.	25,200	1,470,488
Unicharm Corp.	4,200	89,735
USS Co. Ltd.	4,200	67,490
Yahoo Japan Corp.	29,500	107,701
Yamada Denki Co. Ltd.	16,800	90,086
Yamaha Corp.	4,200	128,457
Yamato Holdings Co. Ltd.	4,200	84,464
Yokogawa Electric Corp.	4,200	58,423

		26,718,617
NETHERLANDS — 1.19%
Aegon NV	17,472	88,928

Security	Shares	Value
AerCap Holdings NVb	2,142	$91,785
Akzo Nobel NV	2,521	157,140
Altice NV Class Aa,b	2,884	49,714
Altice NV Class Ba,b	2,352	40,906
ASML Holding NV	3,402	352,295
Gemalto NVa	1,092	55,742
Heineken Holding NV	1,260	88,604
Heineken NV	2,226	166,994
ING Groep NV	33,936	462,591
Koninklijke Ahold Delhaize NV	14,217	280,665
Koninklijke DSM NV	2,059	124,979
Koninklijke KPN NV	36,708	105,877
Koninklijke Philips NV	9,339	268,871
NN Group NV	1,680	54,052
NXP Semiconductors NVa,b	2,772	274,844
Randstad Holding NV	1,443	73,337
RELX NV	8,867	143,349
Unilever NV CVA	14,280	573,739
Wolters Kluwer NV	4,242	153,087

		3,607,499
NEW ZEALAND — 0.06%
Fletcher Building Ltd.	13,356	97,318
Spark New Zealand Ltd.	27,090	69,797

		167,115
NORWAY — 0.22%
DNB ASA	10,416	153,429
Norsk Hydro ASA	16,212	76,441
Orkla ASA	7,476	66,653
Statoil ASA	11,046	189,308
Telenor ASA	6,678	98,682
Yara International ASA	2,520	93,244

		677,757
PORTUGAL — 0.04%
EDP — Energias de Portugal SA	20,523	59,369
Galp Energia SGPS SA	3,923	53,122

		112,491
SINGAPORE — 0.51%
Ascendas REIT	69,765	114,457
CapitaLand Ltd.[a]	58,800	126,434
CapitaLand Mall Trust[a]	92,400	125,789
DBS Group Holdings Ltd.	16,000	196,034
Genting Singapore PLC	96,600	65,416
Global Logistic Properties Ltd.[a]	58,800	84,563

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Hutchison Port Holdings Trust[a]	117,600	$49,392
Jardine Matheson Holdings Ltd.	4,200	227,640
Oversea-Chinese Banking Corp. Ltd.	25,200	159,743
Singapore Telecommunications Ltd.	92,400	243,837
United Overseas Bank Ltd.[a]	11,800	168,136

		1,561,441
SPAIN — 1.07%
Abertis Infraestructuras SA	7,205	96,341
ACS Actividades de Construccion y Servicios SA	2,758	81,290
Aena SAc	798	105,899
Amadeus IT Holding SA Class A	4,662	211,467
Banco Bilbao Vizcaya Argentaria SA	57,454	355,078
Banco de Sabadell SA	57,339	71,591
Banco Popular Espanol SA	44,223	38,796
Banco Santander SA	131,077	599,707
Bankia SA	69,678	62,162
Bankinter SA	10,206	76,782
CaixaBank SA	33,457	97,352
Distribuidora Internacional de Alimentacion SA	8,022	36,643
Enagas SA	193	4,760
Endesa SA	2,670	55,245
Ferrovial SA	5,502	97,616
Gas Natural SDG SA	2,394	41,014
Grifols SA	3,528	69,236
Iberdrola SA	46,895	282,509
Industria de Diseno Textil SA	9,660	330,733
International Consolidated Airlines Group SAa	13,566	73,667
Repsol SA	11,408	152,480
Telefonica SA	37,311	310,778

		3,251,146
SWEDEN — 1.02%
Alfa Laval AB	3,906	58,556
Assa Abloy AB	11,592	218,982
Atlas Copco AB Class A	5,502	166,276
Atlas Copco AB Class B	4,704	126,313
Boliden AB	3,784	97,633
Electrolux AB Class B	2,394	55,934
Hennes & Mauritz AB Class B	8,400	243,757

Security	Shares	Value
Hexagon AB Class B	2,730	$96,609
Investor AB Class B	5,166	174,308
Kinnevik AB Class B	2,688	65,802
Lundin Petroleum ABb	3,150	59,301
Millicom International Cellular SA SDR	716	30,200
Nordea Bank AB	25,704	269,792
Sandvik AB	10,967	129,722
Skandinaviska Enskilda Banken AB Class A	13,272	132,116
Skanska AB Class B	4,704	108,021
SKF AB Class B	4,200	75,520
Svenska Cellulosa AB SCA Class B	5,628	149,966
Svenska Handelsbanken AB Class A	14,028	194,496
Swedbank AB Class A	7,770	179,185
Swedish Match AB	2,730	85,106
Telefonaktiebolaget LM Ericsson Class B	28,476	146,482
Telia Co. AB	16,758	62,915
Volvo AB Class B	14,711	157,117

		3,084,109
SWITZERLAND — 3.10%
ABB Ltd. Registered	19,992	406,650
Actelion Ltd. Registered	1,050	202,032
Adecco Group AG Registered	1,512	92,993
Aryzta AG	1,176	50,012
Baloise Holding AG Registered	798	95,965
Cie. Financiere Richemont SA Class A Registered	4,998	326,037
Credit Suisse Group AG Registered	16,472	218,624
Geberit AG Registered	504	199,146
Givaudan SA Registered	126	224,132
Julius Baer Group Ltd.	2,478	109,298
Kuehne + Nagel International AG Registered	798	104,034
LafargeHolcim Ltd. Registered	4,536	239,792
Nestle SA Registered	28,560	1,917,738
Novartis AG Registered	20,118	1,387,414
Partners Group Holding AG	336	162,945
Roche Holding AG	6,216	1,383,367

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Schindler Holding AG Participation Certificates	504	$89,356
Schindler Holding AG Registered	504	88,267
SGS SA Registered	84	168,470
Sonova Holding AG Registered	756	91,211
Swatch Group AG (The) Bearer[a]	378	110,916
Swiss Life Holding AG Registered	378	103,754
Swiss Prime Site AG Registered	606	49,496
Swiss Re AG	3,024	277,864
Swisscom AG Registered	210	89,575
Syngenta AG Registered	882	336,730
UBS Group AG	33,232	527,523
Zurich Insurance Group AG	1,302	340,630

		9,393,971
UNITED KINGDOM — 6.52%
3i Group PLC	8,683	74,746
Aberdeen Asset Management PLC	11,214	37,549
Admiral Group PLC	2,646	62,845
Anglo American PLC[b]	14,322	212,043
Antofagasta PLC[a]	6,552	56,402
Ashtead Group PLC	3,234	63,316
Associated British Foods PLC	3,570	113,739
AstraZeneca PLC	11,718	607,506
Auto Trader Group PLC[c]	15,498	77,395
Aviva PLC	34,830	194,519
Babcock International Group PLC	5,586	66,651
BAE Systems PLC	31,290	234,758
Barclays PLC	152,460	411,349
BHP Billiton PLC	20,076	329,465
BP PLC	169,722	974,267
British American Tobacco PLC	17,304	949,858
British Land Co. PLC (The)	8,946	66,113
BT Group PLC	79,044	352,663
Bunzl PLC	5,292	136,204
Burberry Group PLC	4,620	82,485
Capita PLC	6,426	42,110
Carnival PLC	2,184	110,348
Centrica PLC	49,938	131,212
Cobham PLC	22,111	45,389
Compass Group PLC	16,474	282,188
Croda International PLC	2,038	83,060
Diageo PLC	23,436	587,083
Experian PLC	9,912	186,999

Security	Shares	Value
G4S PLC	20,496	$62,508
GKN PLC	19,614	75,943
GlaxoSmithKline PLC	45,192	844,403
Glencore PLC[b]	119,956	418,595
Hammerson PLC	7,224	49,145
HSBC Holdings PLC	181,020	1,436,609
ICAP PLC	6,720	40,880
IMI PLC	3,528	42,757
Imperial Brands PLC	9,156	392,718
Inmarsat PLC[a]	5,460	48,468
InterContinental Hotels Group PLC	2,450	100,432
Intertek Group PLC	2,772	113,909
Intu Properties PLC[a]	12,913	43,415
Investec PLC	8,358	54,301
ITV PLC	38,430	80,664
J Sainsbury PLC	13,622	39,315
Johnson Matthey PLC	2,186	85,486
Kingfisher PLC	21,672	95,609
Land Securities Group PLC	7,224	87,549
Legal & General Group PLC	52,626	155,041
Liberty Global PLC LiLAC Class Cb	1,598	33,830
Lloyds Banking Group PLC	569,142	411,506
London Stock Exchange Group PLC	3,574	122,708
Marks & Spencer Group PLC	15,624	64,164
Meggitt PLC	10,920	64,452
National Grid PLC	33,768	385,277
Next PLC	1,554	95,215
Old Mutual PLC	49,560	117,587
Pearson PLC	8,064	80,148
Prudential PLC	23,772	459,916
Randgold Resources Ltd.	896	63,809
Reckitt Benckiser Group PLC	5,922	500,391
RELX PLC	11,424	196,256
Rio Tinto PLC	11,802	440,888
Rolls-Royce Holdings PLC	17,892	151,227
Rolls-Royce Holdings PLC New[b]	823,032	1,028
Royal Bank of Scotland Group PLC[b]	36,540	88,704
Royal Dutch Shell PLC Class A	38,280	968,976
Royal Dutch Shell PLC Class B	34,947	924,996
RSA Insurance Group PLC	12,323	83,217

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Sage Group PLC (The)	13,986	$114,892
Segro PLC	7,602	39,701
Severn Trent PLC	3,612	98,696
Shire PLC	8,376	487,668
Sky PLC	9,198	89,752
Smith & Nephew PLC	8,778	123,601
Smiths Group PLC	5,334	94,033
SSE PLC	8,628	159,002
Standard Chartered PLC[b]	30,997	248,283
Standard Life PLC	17,035	73,556
Tate & Lyle PLC	9,030	76,493
Taylor Wimpey PLC	38,262	70,894
Tesco PLC[b]	80,430	209,721
TUI AG	5,628	74,113
Unilever PLC	12,054	481,326
United Utilities Group PLC	7,350	81,087
Vodafone Group PLC	235,959	571,631
Weir Group PLC (The)	3,024	68,310
Whitbread PLC	2,184	94,522
Wolseley PLC	2,741	159,073
WPP PLC	11,928	254,690

		19,765,348
UNITED STATES — 60.23%
3M Co.	5,502	944,913
Abbott Laboratories	12,894	490,875
AbbVie Inc.	14,574	886,099
Accenture PLC Class A	5,586	667,136
Activision Blizzard Inc.	5,629	206,078
Acuity Brands Inc.	462	116,151
Adobe Systems Inc.[b]	4,578	470,664
Advance Auto Parts Inc.	756	128,308
AES Corp./VA	6,174	70,692
Aetna Inc.	3,192	417,641
Affiliated Managers Group Inc.[b]	756	111,964
Aflac Inc.	3,570	254,827
AGCO Corp.	1,176	65,621
Agilent Technologies Inc.	3,444	151,467
AGNC Investment Corp.	2,494	46,538
Air Products & Chemicals Inc.	1,932	279,097
Akamai Technologies Inc.[b]	1,806	120,460
Albemarle Corp.	1,261	110,691
Alexion Pharmaceuticals Inc.[b]	2,184	267,737
Alkermes PLC[b]	1,764	100,248
Alleghany Corp.[b]	111	63,042

Security	Shares	Value
Allergan PLC[b]	3,654	$709,972
Alliance Data Systems Corp.	546	124,914
Alliant Energy Corp.	3,066	110,131
Allstate Corp. (The)	3,612	252,551
Alphabet Inc. Class Ab	2,646	2,052,978
Alphabet Inc. Class Cb	2,856	2,164,962
Altria Group Inc.	17,515	1,119,734
Amazon.com Inc.[b]	3,696	2,774,107
Ameren Corp.	2,604	127,908
American Airlines Group Inc.	1,764	81,920
American Electric Power Co. Inc.	4,452	262,891
American Express Co.	7,518	541,597
American International Group Inc.	9,786	619,747
American Tower Corp.	3,780	386,581
American Water Works Co. Inc.	2,646	191,756
Ameriprise Financial Inc.	1,848	211,060
AmerisourceBergen Corp.	1,764	137,574
AMETEK Inc.	2,814	133,243
Amgen Inc.	6,720	968,150
Amphenol Corp. Class A	2,856	194,951
Anadarko Petroleum Corp.	5,082	351,420
Analog Devices Inc.	2,901	215,370
Annaly Capital Management Inc.	8,652	88,423
ANSYS Inc.[b]	1,135	106,724
Anthem Inc.	2,436	347,203
Aon PLC	2,688	306,701
Apache Corp.	3,528	232,672
Apple Inc.	49,644	5,486,655
Applied Materials Inc.	11,046	355,681
Arch Capital Group Ltd.[b]	1,848	152,867
Archer-Daniels-Midland Co.	5,460	236,036
Arconic Inc.	4,746	91,503
Arrow Electronics Inc.[b]	1,134	77,418
Assurant Inc.	840	72,526
AT&T Inc.	55,230	2,133,535
Autodesk Inc.[b]	2,268	164,679
Autoliv Inc.	924	95,597
Automatic Data Processing Inc.	4,032	387,153
AutoZone Inc.[b]	336	263,148
AvalonBay Communities Inc.	1,260	207,257
Avery Dennison Corp.	1,344	96,849
Avnet Inc.	1,932	88,659
Axis Capital Holdings Ltd.	1,176	71,748
Baker Hughes Inc.	3,822	245,869

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Ball Corp.	1,264	$94,876
Ball Corp. New	500	37,530
Bank of America Corp.	92,904	1,962,132
Bank of New York Mellon Corp. (The)	10,290	487,952
Baxter International Inc.	4,494	199,399
BB&T Corp.	7,141	323,130
Becton Dickinson and Co.	1,814	306,747
Bed Bath & Beyond Inc.	1,806	80,927
Berkshire Hathaway Inc. Class Bb	10,332	1,626,670
Best Buy Co. Inc.	3,150	143,955
Biogen Inc.[b]	1,974	580,494
BioMarin Pharmaceutical Inc.[b]	1,764	151,051
BlackRock Inc.[d]	1,134	420,476
Boeing Co. (The)	5,502	828,381
BorgWarner Inc.	2,058	73,265
Boston Properties Inc.	1,596	197,712
Boston Scientific Corp.[b]	13,692	280,138
Bristol-Myers Squibb Co.	15,078	851,002
Broadcom Ltd.	3,570	608,649
Brown-Forman Corp. Class B	2,352	106,663
Bunge Ltd.	1,470	100,372
CA Inc.	3,234	103,359
Cabot Oil & Gas Corp.	4,368	96,620
Calpine Corp.[b]	3,948	44,020
Campbell Soup Co.	2,478	140,973
Capital One Financial Corp.	4,914	412,973
Cardinal Health Inc.	3,024	214,734
CarMax Inc.[a,b]	2,142	123,786
Carnival Corp.	3,612	185,693
Caterpillar Inc.	5,082	485,636
CBRE Group Inc. Class Ab	3,738	108,552
CBS Corp. Class B NVS	4,536	275,426
CDK Global Inc.	1,596	92,089
Celanese Corp. Series A	1,638	129,926
Celgene Corp.[b]	7,098	841,184
Centene Corp.[b]	1,512	87,137
CenterPoint Energy Inc.	3,948	94,199
CenturyLink Inc.	5,082	119,529
Cerner Corp.[a,b]	2,856	142,172
CF Industries Holdings Inc.	2,400	69,456
CH Robinson Worldwide Inc.	1,596	119,461
Charles Schwab Corp. (The)	11,424	441,652
Charter Communications Inc. Class Ab	2,005	551,997

Security	Shares	Value
Cheniere Energy Inc.[b]	2,352	$96,103
Chevron Corp.	17,010	1,897,636
Chipotle Mexican Grill Inc.[a,b]	294	116,521
Chubb Ltd.	3,999	511,872
Church & Dwight Co. Inc.	2,856	125,064
Cigna Corp.	2,436	328,227
Cimarex Energy Co.	924	127,401
Cincinnati Financial Corp.	1,596	122,477
Cintas Corp.	1,470	168,462
Cisco Systems Inc.	44,688	1,332,596
CIT Group Inc.	2,520	102,942
Citigroup Inc.	26,250	1,480,237
Citizens Financial Group Inc.	5,278	176,866
Citrix Systems Inc.[b]	1,806	156,634
Clorox Co. (The)	1,261	145,721
CME Group Inc.	3,108	350,924
CMS Energy Corp.	2,982	119,936
Coach Inc.	2,856	103,930
Coca-Cola Co. (The)	36,666	1,479,473
Cognizant Technology Solutions Corp. Class Ab	5,628	309,990
Colgate-Palmolive Co.	7,224	471,222
Comcast Corp. Class A	21,714	1,509,340
Comerica Inc.	2,016	128,520
Conagra Brands Inc.	4,116	151,016
Concho Resources Inc.[b]	1,386	198,226
ConocoPhillips	10,920	529,838
Consolidated Edison Inc.	3,024	210,984
Constellation Brands Inc. Class A	1,764	266,611
Continental Resources Inc./OKa,b	1,100	63,811
Core Laboratories NV	588	65,715
Corning Inc.	10,584	254,334
Costco Wholesale Corp.	3,948	592,634
Coty Inc. Class A	4,558	85,280
CR Bard Inc.	756	159,176
Crown Castle International Corp.	2,982	248,878
Crown Holdings Inc.[b]	2,016	109,650
CSX Corp.	8,904	318,852
Cummins Inc.	1,722	244,145
CVS Health Corp.	9,660	742,757
Danaher Corp.	5,502	430,091
Darden Restaurants Inc.	1,470	107,751
DaVita Inc.[b]	1,680	106,428
Deere & Co.	2,562	256,712

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Dell Technologies Inc. Class Vb	2,185	$117,029
Delphi Automotive PLC	2,352	150,528
Delta Air Lines Inc.	630	30,353
DENTSPLY SIRONA Inc.	2,730	158,831
Devon Energy Corp.	4,620	223,285
Dick’s Sporting Goods Inc.	1,050	62,024
Digital Realty Trust Inc.[a]	1,428	131,847
Discover Financial Services	4,452	301,712
Discovery Communications Inc. Class Ab	1,428	38,685
Discovery Communications Inc. Class C NVS[b]	2,730	72,181
DISH Network Corp. Class Ab	2,142	123,058
Dollar General Corp.	2,898	224,073
Dollar Tree Inc.[b]	2,226	196,244
Dominion Resources Inc./VA	5,082	372,460
Dover Corp.	1,890	137,233
Dow Chemical Co. (The)	10,206	568,678
DR Horton Inc.	3,696	102,453
Dr Pepper Snapple Group Inc.	2,184	189,440
DTE Energy Co.	1,806	168,121
Duke Energy Corp.	6,216	458,554
Duke Realty Corp.	5,208	132,439
Dun & Bradstreet Corp. (The)	588	71,571
Eastman Chemical Co.	1,596	119,892
Eaton Corp. PLC	4,116	273,755
Eaton Vance Corp. NVS	1,680	67,939
eBay Inc.[b]	10,038	279,157
Ecolab Inc.	2,646	308,868
Edgewell Personal Care Co.[b]	524	41,469
Edison International	3,318	228,179
Edwards Lifesciences Corp.[b]	2,268	187,904
EI du Pont de Nemours & Co.	7,980	587,408
Electronic Arts Inc.[b]	3,066	242,950
Eli Lilly & Co.	9,030	606,094
Emerson Electric Co.	5,922	334,238
Endo International PLC[b]	1,050	16,811
Entergy Corp.	1,890	129,900
EOG Resources Inc.	5,040	516,701
EQT Corp.	1,596	111,848
Equifax Inc.	1,428	163,435
Equinix Inc.	672	227,647
Equity Residential	3,276	196,593
Essex Property Trust Inc.	714	154,167

Security	Shares	Value
Estee Lauder Companies Inc. (The) Class A	2,100	$163,170
Everest Re Group Ltd.	313	65,902
Eversource Energy	2,940	151,763
Exelon Corp.	8,106	263,526
Expedia Inc.	1,134	140,673
Expeditors International of Washington Inc.	2,184	115,184
Express Scripts Holding Co.[b]	6,132	465,296
Exxon Mobil Corp.	37,464	3,270,607
F5 Networks Inc.[b]	798	112,319
Facebook Inc. Class Ab	21,042	2,491,794
Fastenal Co.	2,898	137,365
Federal Realty Investment Trust	1,050	147,441
FedEx Corp.	2,478	474,958
Fidelity National Information Services Inc.	3,024	233,423
Fifth Third Bancorp.	7,476	194,526
First Republic Bank/CA	1,680	137,592
FirstEnergy Corp.	4,158	130,104
Fiserv Inc.[b]	2,688	281,219
FleetCor Technologies Inc.[b]	883	131,867
Flex Ltd.[b]	7,266	103,468
FLIR Systems Inc.	1,848	66,362
Flowserve Corp.	1,890	89,681
Fluor Corp.	1,806	96,639
FMC Corp.	1,554	87,210
FMC Technologies Inc.[b]	2,226	76,263
FNF Group	2,688	85,855
Foot Locker Inc.	462	33,112
Ford Motor Co.	31,542	377,242
Fortive Corp.	2,960	162,770
Franklin Resources Inc.	3,654	143,456
Freeport-McMoRan Inc.	11,634	178,582
Frontier Communications Corp.	11,046	40,318
Gap Inc. (The)[a]	2,478	61,876
Garmin Ltd.	1,134	59,149
General Dynamics Corp.	2,478	434,517
General Electric Co.	81,522	2,507,617
General Growth Properties Inc.	5,418	137,292
General Mills Inc.	5,418	330,173
General Motors Co.	11,424	394,471
Genuine Parts Co.	1,512	145,500
Gilead Sciences Inc.	12,096	891,475

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Global Payments Inc.	1,806	$123,801
Goldman Sachs Group Inc. (The)	3,360	736,814
Goodyear Tire & Rubber Co. (The)	2,772	85,073
H&R Block Inc.	2,352	52,120
Halliburton Co.	7,728	410,280
Hanesbrands Inc.	3,822	88,785
Harley-Davidson Inc.	1,722	104,853
Harman International Industries Inc.	714	78,090
Harris Corp.	1,260	130,486
Hartford Financial Services Group Inc. (The)	3,906	184,051
Hasbro Inc.	1,093	93,331
HCA Holdings Inc.[b]	2,940	208,417
HCP Inc.	4,368	128,987
Helmerich & Payne Inc.	1,386	104,851
Henry Schein Inc.[b]	966	143,895
Hershey Co. (The)	1,386	133,943
Hess Corp.	2,520	141,019
Hewlett Packard Enterprise Co.	16,464	391,843
Hilton Worldwide Holdings Inc.	1,680	42,118
HollyFrontier Corp.	2,478	71,292
Hologic Inc.[b]	2,898	110,935
Home Depot Inc. (The)	11,256	1,456,526
Honeywell International Inc.	6,384	727,393
Hormel Foods Corp.	3,318	113,608
Host Hotels & Resorts Inc.	6,888	122,882
HP Inc.	16,422	252,899
Humana Inc.	1,344	285,788
Huntington Bancshares Inc./OH	3,360	41,866
IHS Markit Ltd.[b]	3,570	128,306
Illinois Tool Works Inc.	3,318	415,347
Illumina Inc.[b]	1,470	195,716
Incyte Corp.[b]	1,722	176,143
Ingersoll-Rand PLC	2,688	200,364
Intel Corp.	42,253	1,466,179
Intercontinental Exchange Inc.	5,460	302,484
International Business Machines Corp.	8,106	1,314,955
International Flavors & Fragrances Inc.	966	116,934
International Paper Co.	3,696	180,069
Interpublic Group of Companies Inc. (The)	4,662	112,214

Security	Shares	Value
Intuit Inc.	2,520	$286,474
Intuitive Surgical Inc.[b]	378	243,334
Invesco Ltd.	4,410	138,077
Iron Mountain Inc.	2,875	94,875
Jacobs Engineering Group Inc.[b]	1,680	104,177
Jazz Pharmaceuticals PLC[b]	672	69,639
JB Hunt Transport Services Inc.	1,092	104,144
JM Smucker Co. (The)	1,302	163,987
Johnson & Johnson	24,948	2,776,712
Johnson Controls International PLC	8,867	398,838
JPMorgan Chase & Co.	32,424	2,599,432
Juniper Networks Inc.	3,738	102,945
Kansas City Southern	1,134	100,597
Kellogg Co.	2,646	190,512
KeyCorp	10,500	181,755
Kimberly-Clark Corp.	3,234	373,883
Kimco Realty Corp.	3,656	93,374
Kinder Morgan Inc./DE	17,766	394,405
KLA-Tencor Corp.	1,848	147,544
Kohl’s Corp.	1,974	106,260
Kraft Heinz Co. (The)	5,376	438,950
Kroger Co. (The)	8,610	278,103
L Brands Inc.	2,226	156,310
L-3 Communications Holdings Inc.	1,050	165,658
Laboratory Corp. of America Holdings[b]	1,050	132,142
Lam Research Corp.	1,554	164,755
Las Vegas Sands Corp.	3,906	244,789
Leggett & Platt Inc.	2,058	98,907
Leucadia National Corp.	4,200	92,484
Level 3 Communications Inc.[b]	3,024	166,532
Liberty Global PLC Series Ab	2,604	81,557
Liberty Global PLC Series C NVS[a,b]	5,712	173,930
Liberty Interactive Corp. QVC Group Series Ab	5,040	104,378
Liberty Media Corp.-Liberty SiriusXM Class Cb	3,234	115,648
Liberty Property Trust	1,890	74,466
Lincoln National Corp.	2,352	150,763
Linear Technology Corp.	2,520	157,576
LinkedIn Corp. Class Ab	1,134	221,402

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
LKQ Corp.[b]	3,612	$118,582
Lockheed Martin Corp.	2,546	675,326
Loews Corp.	2,940	131,271
Lowe’s Companies Inc.	8,274	583,731
lululemon athletica Inc.[b]	1,176	67,020
LyondellBasell Industries NV Class A	3,360	303,475
M&T Bank Corp.	1,302	187,410
Macerich Co. (The)	1,344	91,244
Macy’s Inc.	2,982	125,840
Mallinckrodt PLC[b]	1,177	62,028
ManpowerGroup Inc.	840	71,744
Marathon Oil Corp.	8,569	154,756
Marathon Petroleum Corp.	5,040	236,981
Markel Corp.[b]	168	150,921
Marriott International Inc./MD Class A	3,410	268,640
Marsh & McLennan Companies Inc.	4,495	311,548
Martin Marietta Materials Inc.	714	156,687
Marvell Technology Group Ltd.	5,040	72,274
Masco Corp.	3,864	122,296
MasterCard Inc. Class A	8,610	879,942
Mattel Inc.	3,360	106,075
Maxim Integrated Products Inc.	2,772	108,856
McCormick & Co. Inc./MD	1,428	130,234
McDonald’s Corp.	8,106	966,803
McKesson Corp.	2,142	308,041
Mead Johnson Nutrition Co.	1,890	136,250
Medtronic PLC	12,222	892,328
Merck & Co. Inc.	24,654	1,508,578
MetLife Inc.	8,148	448,221
MGM Resorts International[b]	4,410	126,611
Michael Kors Holdings Ltd.[b]	1,680	78,103
Microchip Technology Inc.[a]	2,226	147,317
Micron Technology Inc.[b]	10,120	197,644
Microsoft Corp.	67,830	4,087,436
Mohawk Industries Inc.[b]	672	132,680
Molson Coors Brewing Co. Class B	1,806	177,042
Mondelez International Inc. Class A	14,280	588,907
Monsanto Co.	4,284	440,010
Monster Beverage Corp.[b]	3,906	174,793

Security	Shares	Value
Moody’s Corp.	1,974	$198,387
Morgan Stanley	13,482	557,616
Mosaic Co. (The)	3,402	96,617
Motorola Solutions Inc.	1,764	141,561
Murphy Oil Corp.	1,638	55,545
Mylan NVb	4,242	155,300
Nasdaq Inc.	1,470	94,212
National Oilwell Varco Inc.	3,696	138,083
Navient Corp.	4,704	81,050
NetApp Inc.	2,772	101,344
Netflix Inc.[b]	3,990	466,830
New York Community Bancorp. Inc.	5,124	81,882
Newell Brands Inc.	4,308	202,519
Newfield Exploration Co.[b]	1,260	56,977
Newmont Mining Corp.	5,502	178,485
News Corp. Class A	3,573	41,304
NextEra Energy Inc.	4,134	472,227
Nielsen Holdings PLC	3,360	144,816
NIKE Inc. Class B	12,096	605,647
Noble Energy Inc.	3,990	152,258
Nordstrom Inc.	1,470	82,202
Norfolk Southern Corp.	2,730	290,636
Northern Trust Corp.	2,100	172,515
Northrop Grumman Corp.	1,848	461,353
Nucor Corp.	2,940	182,839
NVIDIA Corp.	5,292	487,922
O’Reilly Automotive Inc.[b]	1,008	276,696
Occidental Petroleum Corp.	6,804	485,533
Omnicom Group Inc.	2,394	208,134
ONEOK Inc.	2,312	126,998
Oracle Corp.	27,678	1,112,379
PACCAR Inc.	3,318	206,214
Palo Alto Networks Inc.[b]	882	118,514
Parker-Hannifin Corp.	1,512	210,062
Patterson Companies Inc.	1,176	45,558
Paychex Inc.	3,192	188,168
PayPal Holdings Inc.[b]	10,038	394,293
Pentair PLC	2,142	123,079
People’s United Financial Inc.	3,612	67,617
PepsiCo Inc.	12,558	1,257,056
Perrigo Co. PLC	1,428	123,294
Pfizer Inc.	55,230	1,775,092
PG&E Corp.	4,578	269,186

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Philip Morris International Inc.	13,986	$1,234,684
Phillips 66	4,242	352,425
Pinnacle West Capital Corp.	1,470	108,677
Pioneer Natural Resources Co.	1,512	288,852
Plains GP Holdings LP Class A	2,016	70,883
PNC Financial Services Group Inc. (The)[d]	4,326	478,196
PPG Industries Inc.	2,604	249,802
PPL Corp.	6,486	217,022
Praxair Inc.	2,520	303,156
Priceline Group Inc. (The)[b]	462	694,700
Principal Financial Group Inc.	2,814	162,340
Procter & Gamble Co. (The)	23,140	1,908,124
Progressive Corp. (The)	5,419	180,453
Prologis Inc.	5,124	260,812
Prudential Financial Inc.	3,990	401,394
Public Service Enterprise Group Inc.	5,166	213,407
Public Storage	1,470	307,671
PulteGroup Inc.	3,780	71,291
PVH Corp.	840	88,990
Qorvo Inc.[a,b]	1,441	76,964
QUALCOMM Inc.	13,272	904,221
Quest Diagnostics Inc.	1,512	132,240
Ralph Lauren Corp.	546	57,117
Range Resources Corp.	2,016	70,923
Raytheon Co.	2,898	433,367
Realty Income Corp.	2,814	156,008
Red Hat Inc.[b]	1,890	149,518
Regency Centers Corp.	1,386	92,640
Regeneron Pharmaceuticals Inc.[b]	756	286,705
Regions Financial Corp.	12,852	174,016
RenaissanceRe Holdings Ltd.	403	52,616
Republic Services Inc.	2,856	158,479
Reynolds American Inc.	7,902	427,498
Rite Aid Corp.[b]	11,340	90,266
Robert Half International Inc.	1,764	79,151
Rockwell Automation Inc.	1,428	190,938
Rockwell Collins Inc.	1,512	140,193
Roper Technologies Inc.	1,134	205,379
Ross Stores Inc.	4,032	272,523
Royal Caribbean Cruises Ltd.	1,596	129,228
S&P Global Inc.	2,646	314,848
salesforce.com inc.[b]	5,796	417,312

Security	Shares	Value
SBA Communications Corp. Class Ab	1,260	$124,690
SCANA Corp.	1,638	115,528
Schlumberger Ltd.	12,233	1,028,184
Scripps Networks Interactive Inc. Class A	924	63,996
Seagate Technology PLC	2,814	112,841
SEI Investments Co.	2,268	107,004
Sempra Energy	2,142	213,772
ServiceNow Inc.[b]	1,554	129,215
Sherwin-Williams Co. (The)	882	236,967
Signet Jewelers Ltd.	756	69,015
Simon Property Group Inc.	2,817	506,074
Sirius XM Holdings Inc.[a]	31,668	144,723
Skyworks Solutions Inc.	1,932	148,474
SL Green Realty Corp.	882	92,928
Southern Co. (The)	8,106	379,523
Southwest Airlines Co.	756	35,237
Southwestern Energy Co.[b]	5,250	59,588
Spectra Energy Corp.	6,678	273,464
Splunk Inc.[a,b]	1,428	82,281
Sprint Corp.[b]	8,910	69,854
St. Jude Medical Inc.	2,646	209,563
Stanley Black & Decker Inc.	1,596	189,333
Staples Inc.	7,560	73,105
Starbucks Corp.	13,146	762,074
State Street Corp.	4,032	317,722
Stericycle Inc.[b]	966	70,489
Stryker Corp.	3,024	343,708
SunTrust Banks Inc.	4,914	255,282
Symantec Corp.	6,594	160,828
Synchrony Financial	7,942	274,476
Synopsys Inc.[b]	2,352	142,249
Sysco Corp.	5,208	277,326
T Rowe Price Group Inc.	2,436	180,410
T-Mobile U.S. Inc.[b]	2,982	161,654
Target Corp.	4,956	382,801
TD Ameritrade Holding Corp.	2,562	105,068
TE Connectivity Ltd.	3,150	213,066
Tesla Motors Inc.[a,b]	1,134	214,780
Tesoro Corp.	1,260	102,501
Texas Instruments Inc.	8,862	655,168
Textron Inc.	3,066	141,128
Thermo Fisher Scientific Inc.	3,738	523,731

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Tiffany & Co.	1,386	$114,317
Time Warner Inc.	7,224	663,308
TJX Companies Inc. (The)	6,300	493,542
Toll Brothers Inc.[b]	2,604	77,235
Torchmark Corp.	1,313	92,028
Total System Services Inc.	2,268	111,631
Tractor Supply Co.	1,428	107,200
TransDigm Group Inc.	630	158,401
Travelers Companies Inc. (The)	2,604	295,163
Trimble Inc.[b]	2,520	71,039
TripAdvisor Inc.[b]	1,134	54,750
Twenty-First Century Fox Inc. Class A	11,508	323,490
Twenty-First Century Fox Inc. Class B	2,520	70,711
Twitter Inc.[b]	5,712	105,615
Tyson Foods Inc. Class A	3,150	178,951
U.S. Bancorp.	14,826	735,666
UDR Inc.	3,318	112,945
Ulta Salon Cosmetics & Fragrance Inc.[b]	672	174,384
Under Armour Inc. Class Aa,b	1,890	58,212
Under Armour Inc. Class Cb	1,902	49,034
Union Pacific Corp.	7,560	766,055
United Parcel Service Inc. Class B	5,838	676,741
United Rentals Inc.[b]	1,050	106,166
United Technologies Corp.	7,056	760,072
UnitedHealth Group Inc.	8,526	1,349,836
Universal Health Services Inc. Class B	924	113,670
Unum Group	2,310	97,644
Valero Energy Corp.	4,452	274,065
Varian Medical Systems Inc.[b]	1,092	98,094
Ventas Inc.	3,034	183,314
VEREIT Inc.	10,836	89,830
VeriSign Inc.[a,b]	1,344	105,974
Verisk Analytics Inc. Class Ab	1,722	143,064
Verizon Communications Inc.	36,624	1,827,538
Vertex Pharmaceuticals Inc.[b]	2,520	205,657
VF Corp.	3,276	178,575
Viacom Inc. Class B NVS	3,360	125,933
Visa Inc. Class A	17,178	1,328,203
VMware Inc. Class Aa,b	798	64,750

Security	Shares	Value
Vornado Realty Trust	1,764	$172,431
Vulcan Materials Co.	1,470	184,705
Wal-Mart Stores Inc.	14,196	999,824
Walgreens Boots Alliance Inc.	8,316	704,615
Walt Disney Co. (The)	13,734	1,361,314
Waste Connections Inc.	1,890	144,472
Waste Management Inc.	4,200	291,984
Waters Corp.[b]	1,008	135,647
Weatherford International PLC[b]	10,710	54,728
WEC Energy Group Inc.	3,404	190,658
Wells Fargo & Co.	42,546	2,251,534
Welltower Inc.	3,402	213,578
Western Digital Corp.	2,746	174,810
Western Union Co. (The)	5,670	119,240
WestRock Co.	2,445	125,184
Weyerhaeuser Co.	7,308	225,306
Whirlpool Corp.	798	129,627
WhiteWave Foods Co. (The)[b]	2,142	118,003
Whole Foods Market Inc.	3,276	99,558
Williams Companies Inc. (The)	7,182	220,487
Willis Towers Watson PLC	1,218	151,483
Workday Inc. Class Ab	1,219	102,786
WR Berkley Corp.	1,260	77,855
WW Grainger Inc.	630	145,259
Wyndham Worldwide Corp.	1,218	87,684
Wynn Resorts Ltd.	840	85,672
Xcel Energy Inc.	4,872	190,057
Xerox Corp.	8,694	81,289
Xilinx Inc.	2,436	131,495
XL Group Ltd.	2,646	95,600
Xylem Inc./NY	2,856	147,312
Yahoo! Inc.[b]	8,526	349,737
Yum! Brands Inc.	3,822	242,277
Zillow Group Inc. Class Ca,b	1,321	47,450
Zimmer Biomet Holdings Inc.	1,806	183,959
Zoetis Inc.	5,040	253,915

		182,566,061

TOTAL COMMON STOCKS (Cost: $312,935,936)		301,492,649

PREFERRED STOCKS — 0.17%

GERMANY — 0.17%
Henkel AG & Co. KGaA	1,638	189,919
Porsche Automobil Holding SE	1,386	70,323

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Security	Shares	Value
Volkswagen AG	1,890	$244,198

		504,440

TOTAL PREFERRED STOCKS (Cost: $702,615)		504,440

RIGHTS — 0.01%

SPAIN — 0.01%
CaixaBank SAb	33,457	1,384
Telefonica SAb	37,311	12,468

		13,852

TOTAL RIGHTS (Cost: $15,027)		13,852

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	5,587,554	5,589,230
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[e,f]	386,361	386,361

		5,975,591

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,974,119)		5,975,591

TOTAL INVESTMENTS IN SECURITIES — 101.61% (Cost: $319,627,697)[h]		307,986,532
Other Assets, Less Liabilities — (1.61)%		(4,868,491)

NET ASSETS — 100.00%		$303,118,041

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $321,073,703. Net unrealized depreciation was $13,087,171, of which $15,359,536 represented gross unrealized appreciation on securities and $28,446,707 represented gross unrealized depreciation on securities.

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,080	162	(108)	1,134	$420,476	$—	$5,003
PNC Financial Services Group Inc. (The)	4,120	618	(412)	4,326	478,196	2,379	2,821

					$898,672	$2,379	$7,824

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$301,491,621	$1,028	$—	$301,492,649
Preferred stocks	504,440	—	—	504,440
Rights	1,384	12,468	—	13,852
Money market funds	5,975,591	—	—	5,975,591

Total	$307,973,036	$13,496	$—	$307,986,532

250

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 27, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 27, 2017